TIAA-CREF
INSTITUTIONAL MUTUAL FUNDS

[GRAPHIC]

2001 ANNUAL REPORT

Financial statements (audited),
including statements of investments

September 30, 2001

-  Institutional International Equity Fund

-  Institutional Growth Equity Fund

-  Institutional Growth & Income Fund

-  Institutional Equity Index Fund

-  Institutional Social Choice Equity Fund

-  Institutional Bond Fund

-  Institutional Money Market Fund




[TIAA-CREF LOGO]

          TIAA-CREF Institutional Mutual Funds
CONTENTS  2001 ANNUAL REPORT

FUND PERFORMANCE

   Institutional International Equity Fund                    3
   Institutional Growth Equity Fund                           4
   Institutional Growth & Income Fund                         5
   Institutional Equity Index Fund                            6
   Institutional Social Choice Equity Fund                    7
   Institutional Bond Fund                                    8
   Institutional Money Market Fund                            9


STATEMENTS OF INVESTMENTS

   Institutional International Equity Fund                   10
   Institutional Growth Equity Fund                          22
   Institutional Growth & Income Fund                        37
   Institutional Equity Index Fund                           43
   Institutional Social Choice Equity Fund                   69
   Institutional Bond Fund                                   73
   Institutional Money Market Fund                           77


FINANCIAL STATEMENTS

   Report of Management Responsibility                       78
   Report of the Audit Committee                             79
   Report of Independent Auditors                            80
   Statements of Assets and Liabilities                      81
   Statements of Operations                                  82
   Statements of Cash Flows                                  83
   Statements of Changes in Net Assets                       84
   Financial Highlights                                      86
   Notes to Financial Statements                             88

As with all mutual funds, investments in the TIAA-CREF Institutional Mutual Funds are not deposits of any bank and are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

As of the current time, due to market volatility, the performance of the Institutional Funds may differ significantly from the Institutional Funds' twelve-month performance ended September 30, 2001.

Teachers Personal Investors Services, Inc. distributes TIAA-CREF Institutional Mutual Funds. This booklet must be accompanied or preceded by a TIAA-CREF Institutional Mutual Funds prospectus. For additional copies, call 888 842-9001.

FROM THE VICE CHAIRMAN

[MARTIN L. LEIBOWITZ PHOTO]

This report contains the annual performance and financial statements for the TIAA-CREF Institutional Mutual Funds for the twelve-month period ended September 30, 2001. These funds are available to all clients of the TIAA-CREF Trust Company, FSB, and serve as the funding vehicles for the state-sponsored college savings programs administered by TIAA-CREF Tuition Financing, Inc.

   The past twelve months saw slower growth in the United States, along with lower corporate earnings and declining stock prices. In the wake of the events of September 11, the economy's deceleration continued. The S&P 500 Index fell
26.62 percent during the twelve months through September 30--more than twice the drop registered in any calendar year over the past two decades. Stocks were down internationally, too, with the Morgan Stanley EAFE Index registering a 28.50-percent decline. Fixed-income markets fared far better. The Lehman Brothers Aggregate Bond Index, which tracks corporate and government securities, rose 12.95 percent during the period.

   In this environment, the TIAA-CREF Institutional Mutual Funds that invest in fixed-income securities outpaced their benchmarks. The Institutional Bond Fund posted a 13.21-percent return, while the Institutional Money Market Fund earned
5.16 percent. The funds that invest in equities fell in concert with U.S. and global stock markets; three posted returns that exceeded or closely tracked their respective benchmark indexes, while two underperformed theirs. It is worth noting that, given our focus on long-term performance, TIAA-CREF's fund policy is to remain fully invested rather than shift assets into and out of cash. Detailed performance information about each fund appears on the following pages.

   Times like these make many investors more attentive to expense charges. According to Lipper Analytical Services, Inc., the annual expenses of the seven TIAA-CREF Institutional Mutual Funds, which range from 0.16 to 0.29 percent after fee waivers, continue to be among the lowest charged by mutual funds with similar investment objectives. Because TIAA-CREF is waiving a portion of management fees for the funds until at least July 1, 2006, our lower expense charges constitute one of the few predictable factors in a turbulent financial environment.

   We believe that our commitments to disciplined and cost-effective investing are among the reasons that TIAA-CREF was named one of the two most-trusted financial organizations in the nation in a recent survey of 18,000 consumers by American Banker magazine. We are proud to have earned your trust, and, in these challenging times, we intend to continue to show that it is well-founded.

/s/ MARTIN L. LEIBOWITZ

Martin L. Leibowitz
VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER

2 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 2001 ANNUAL REPORT

INSTITUTIONAL
INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional International Equity Fund seeks a favorable long-term return, mainly through capital appreciation from a broadly diversified portfolio consisting primarily of foreign equity investments.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy(SM) to achieve returns on international equities.

- Indexed portion of the fund aims to slightly exceed the fund's benchmark index, Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far
   East).

- Actively managed part (35 percent as of 9/30/01) comprises stocks of international companies we believe have strong management and excellent growth prospects.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001

The Institutional International Equity Fund posted a return of -32.63 percent for the period, lagging its benchmark, the Morgan Stanley EAFE Index, by 4.13 percentage points and trailing the average similar fund, as measured by the Lipper International Fund Index, by 4.03 points.

   The fund's performance versus its benchmark suffered largely from an overweight in technology stocks, such as U.K.-based telecommunications equipment companies Marconi PLC and Spirent PLC, as well as Finnish cell phone maker Nokia. Under-weights in industries such as health care and energy also detracted from relative performance, as investor sentiment shifted toward more defensive sectors, including health care and pharmaceuticals, and higher oil prices boosted energy stocks.

   Rising foreign-market volatility led the fund's managers gradually to reduce the actively managed part of its assets during the year.

$10,000 OVER LIFE OF FUND

[LINE GRAPH]

                         INSTITUTIONAL
                         INTERNATIONAL      MSCI EAFE      LIPPER INTERNATIONAL
                          EQUITY FUND         INDEX            FUND INDEX
-------------------------------------------------------------------------------
    Jul 1, 99            $10000             $10000         $10000
      9/30/99             10768              10439          10337
     12/31/99             14825              12212          12893
    3/31/2000             15782              12199          12973
    6/30/2000             13960              11716          12364
    9/30/2000             12768              10771          11456
   12/31/2000             11987              10482          10995
    3/31/2001             10198               9042           9560
    6/30/2001             10007               8923           9617
    9/30/2001              8602               7677           8178

TEN LARGEST HOLDINGS AS OF 9/30/2001

                                                                   SHARES      MARKET VALUE        PERCENT OF
   COMPANY                          COUNTRY                (IN THOUSANDS)     (IN MILLIONS)        NET ASSETS
   ----------------------------------------------------------------------------------------------------------
   Vodafone Group Plc               United Kingdom                1,107.9             $3.87              3.21
   Nestle S.A.                      Switzerland                      13.0              2.77              2.30
   GlaxoSmithKline Plc              United Kingdom                   83.5              2.36              1.96
   Nokia Oyj                        Finland                         143.0              2.34              1.94
   SAP AG                           Germany                          19.4              2.05              1.70
   Royal Bank of Scotland
      Group Plc                     United Kingdom                   87.9              1.94              1.61
   BP Plc                           United Kingdom                   36.8              1.81              1.50
   British Sky Broadcasting
      Group Plc                     United Kingdom                  175.4              1.52              1.26
   Novartis AG                      Switzerland                      38.0              1.49              1.24
   HSBC Holdings Plc                United Kingdom                  139.1              1.47              1.22

PERFORMANCE AT A GLANCE AS OF 9/30/01

                                     AVERAGE ANNUAL COMPOUND          CUMULATIVE RATES           ANNUAL
                                    RATES OF TOTAL RETURN(1,2)       OF TOTAL RETURN(1,2)        EXPENSE           NET ASSETS
                                    1 YEAR   SINCE INCEPTION(3)   1 YEAR   SINCE INCEPTION(3)     RATIO           (IN MILLIONS)
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
INTERNATIONAL EQUITY FUND(4)        -32.63%        -6.47%         -32.63%       -13.98%           0.29%(5)           $120.44
MSCI EAFE Index                     -28.50        -10.97          -28.50        -22.99             --                    --
Lipper International Fund Index     -28.60         -8.54          -28.60        -18.20             --                    --
-------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the Institutional International Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 1-888-842-9001.

(2) Returns for the Institutional International Equity Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3) Inception date of the Institutional International Equity Fund was 7/1/99.

(4) There are special risks associated with investing in funds that invest primarily in foreign securities, such as the Institutional International Equity Fund. These special risks include erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

(5) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006 to waive a portion of the fund's management fee and limit the fund's other expenses.

                       2001 ANNUAL REPORT TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 3

INSTITUTIONAL
GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Growth Equity Fund seeks a favorable rate of return, mainly through the capital appreciation of a diversified portfolio of common stocks that have the potential for strong growth.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy.(SM) Indexed portion aims to slightly exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low volatility.

- Actively managed part of the fund (about 55 percent as of 9/30/01) is concentrated in stocks of rapidly growing companies dominant in products and/or services.

- Actively selects international stocks outside of the benchmark as opportunities arise.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001

The Institutional Growth Equity Fund posted a return of -47.57 percent for the period, versus -45.37 percent for its benchmark, the Russell 3000(R) Growth Index, and -36.58 percent for the average similar fund as measured by the Lipper Growth Fund Index.

   The fund's performance in relation to the benchmark was hurt by several individual stock selections. While the fund generally matched its benchmark's weight in technology, several firms that had weathered previous sector weakness saw their share prices fall as the economy softened further and corporate fundamentals deteriorated. In particular, holdings in systems software giant Oracle and data storage leader EMC Corporation, along with an underweight position in IBM, detracted from relative performance.

   These losses were partially offset by overweights in health care stocks, including medical wholesaler Cardinal Health, hospital chain Tenet Healthcare and drug maker Schering-Plough, computer networker Cisco Systems, consumer products maker Avon, and conglomerate Tyco International. However, the strong performance in these areas did not compensate for the decline in individual technology stocks.

$10,000 OVER LIFE OF FUND

[LINE GRAPH]

                       Institutional           Russell 3000*   Lipper Growth
                       Growth Equity Fund      Growth Index    Fund Index
Jul 1, 99             $10000                  $10000           $10000
9/30/99                 9703                    9624             9482
12/31/99               11880                   12097            11436
3/31/2000              13021                   12980            12269
6/30/2000              12733                   12586            11757
9/30/2000              12033                   11921            11600
12/31/2000              9463                    9385            10191
3/31/2001               7334                    7461             8516
6/30/2001               8004                    8143             9111
9/30/2001               6309                    6513             7356

- Institutional          -- Russell 3000*         --- Lipper Growth
  Growth Equity Fund        Growth Index              Fund Index

TEN LARGEST HOLDINGS AS OF 9/30/2001

                                                                 SHARES        MARKET VALUE     PERCENT OF
   COMPANY                                               (IN THOUSANDS)       (IN MILLIONS)     NET ASSETS
  --------------------------------------------------------------------------------------------------------
   General Electric Co                                            299.3              $11.13           7.42
   Pfizer, Inc                                                    219.1                8.79           5.86
   Microsoft Corp                                                 138.9                7.11           4.74
   AOL Time Warner, Inc                                           141.3                4.68           3.12
   Wal-Mart Stores, Inc                                            91.7                4.54           3.03
   American International Group, Inc                               53.8                4.20           2.80
   Intel Corp                                                     204.9                4.19           2.79
   Amgen, Inc                                                      59.3                3.49           2.32
   Johnson & Johnson                                               62.0                3.43           2.29
   Home Depot, Inc                                                 80.7                3.10           2.06

PERFORMANCE AT A GLANCE AS OF 9/30/01

                                    AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES             ANNUAL
                                   RATES OF TOTAL RETURN(1,2)          OF TOTAL RETURN(1,2)           EXPENSE        NET ASSETS
                                  1 YEAR    SINCE INCEPTION(3)     1 YEAR     SINCE INCEPTION(3)       RATIO        (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
GROWTH EQUITY FUND                -47.57%        -18.50%           -47.57%        -36.91%              0.22%(4)       $149.98
Russell 3000(R) Growth Index      -45.37         -17.36            -45.37         -34.87                --                --
Lipper Growth Fund Index          -36.58         -12.75            -36.58         -26.43                --                --
---------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the Institutional Growth Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 1-888-842-9001.

(2) Returns for the Institutional Growth Equity Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3) Inception date of the Institutional Growth Equity Fund was 7/1/99.

(4) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006 to waive a portion of the fund's management fee and limit the fund's other expenses.

4 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 2001 ANNUAL REPORT

INSTITUTIONAL
GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Growth & Income Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy.(SM) Indexed portion aims to slightly exceed the fund's benchmark, the S&P 500, with low volatility.

- Active portion (about 55 percent as of 9/30/01) primarily buys stocks that are priced attractively, show growth potential, and offer growing dividend income.

-  Occasionally acquires stocks of foreign-based companies not in the benchmark.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001

The Institutional Growth and Income Fund posted a return of -27.66 percent for the period, versus -26.62 percent for its benchmark, the S&P 500 Index, and -16.92 percent for the average similar fund as measured by the Lipper Growth & Income Fund Index.

   The fund's performance in comparison to the benchmark benefited from successful stock selection within the health care sector, including hospital chain Tenet Healthcare. It was also helped by a slight overweight versus the benchmark in the energy sector, including a position in U.S. oil and gas producer Consolidated Energy. Financial-services holdings such as FleetBoston Financial and a position in diversified conglomerate Tyco International also enhanced performance.

   These factors, however, were more than offset by weak performance in other industries--particularly technology and tele-communications--as well as by the timing of certain investments within them. For example, the fund's overweight in computer chipmaker PMC-Sierra was hurt by the flight of investors from growth stocks to more defensive ones. In addition, the fund was underweight in Verizon Communications at a point when telecommunications stocks had hit historic lows and began to attract investors again.

$10,000 OVER LIFE OF FUND

[LINE GRAPH]

                  INSTITUTIONAL
               GROWTH & INCOME            S&P 500               LIPPER GROWTH &
                     FUND                  INDEX               INCOME FUND INDEX
--------------------------------------------------------------------------------
6/30/99            $ 1000                $ 1000                     $ 1000
9/30/99              9337                  9376                       9200
12/31/99            10822                 10771                      10025
3/31/2000           11187                 11018                      10194
6/30/2000           10894                 10725                       9937
9/30/2000           10841                 10621                      10229
12/31/2000           9962                  9790                      10063
3/31/2001            8711                  8629                       9272
6/30/2001            9176                  9134                       9775
9/30/2001            7842                  7794                       8498


TEN LARGEST HOLDINGS AS OF 9/30/2001

                                                                 SHARES        MARKET VALUE     PERCENT OF
   COMPANY                                               (IN THOUSANDS)       (IN MILLIONS)     NET ASSETS
   -------------------------------------------------------------------------------------------------------
   General Electric Co                                            186.1               $6.92           4.07
   Microsoft Corp                                                 109.3                5.59           3.29
   Pfizer, Inc                                                    131.6                5.28           3.11
   Exxon Mobil Corp                                               121.0                4.77           2.81
   American International Group, Inc                               55.6                4.34           2.55
   Citigroup, Inc                                                  98.9                4.01           2.36
   Tyco International Ltd                                          78.8                3.59           2.11
   Wal-Mart Stores, Inc                                            71.7                3.55           2.09
   Johnson & Johnson                                               55.3                3.06           1.80
   AOL Time Warner, Inc                                            83.3                2.76           1.62

PERFORMANCE AT A GLANCE AS OF 9/30/01

                                     AVERAGE ANNUAL COMPOUND          CUMULATIVE RATES           ANNUAL
                                    RATES OF TOTAL RETURN(1,2)       OF TOTAL RETURN(1,2)        EXPENSE           NET ASSETS
                                   1 YEAR    SINCE INCEPTION(3)   1 YEAR   SINCE INCEPTION(3)     RATIO           (IN MILLIONS)
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
GROWTH & INCOME FUND               -27.66%       -10.23%          -27.66%       -21.58%           0.22%(4)           $169.88
S&P 500 Index                      -26.62        -10.49           -26.62        -22.06             --                    --
Lipper Growth & Income Fund Index  -16.92         -6.97           -16.92        -15.01             --                    --
-------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the Institutional Growth & Income Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 1-888-842-9001.

(2) Returns for the Institutional Growth & Income Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3) Inception date of the Institutional Growth & Income Fund was 7/1/99.

(4) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006 to waive a portion of the fund's management fee and limit the fund's other expenses.

                       2001 ANNUAL REPORT TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 5

INSTITUTIONAL
EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Equity Index Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

PORTFOLIO PROFILE

- Tracks the overall market for common stocks publicly traded in the United States.

-  Is benchmarked to the Russell 3000(R) Index.

- Uses a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000 Index without actually investing in all 3,000 stocks in the index.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001

The Institutional Equity Index Fund posted a return of -27.71 percent for the period, outperforming its benchmark, the Russell 3000(R) Index, by 0.20 percentage points.

   The slowdown in the U.S. economy that began last year continued through the third quarter of 2001. The terrorist attacks of September 11 dashed hopes for a quick economic recovery, thwarting consumer confidence and pushing key segments of the economy, including the travel industry, into serious decline. In response, the Federal Reserve, which had already cut the federal discount rate seven times during 2001 in an effort to ward off a recession, reduced the rate an additional half a percentage point on September 17. Congress went to work on a large spending program designed to help New York City rebuild and to stimulate the national economy. Stock prices, which declined throughout the twelve-month period, were further jolted by the September attacks, and the Russell 3000 ended the period with a loss of 27.91 percent.

   Index portfolios, which seek to match the risk and return profile of the market, performed accordingly, with minor differences resulting from slight deviations between a fund's holdings and those of its benchmark, the size of the fund's cash holdings, or a combination of the two.

$10,000 OVER LIFE OF FUND

[LINE GRAPH]

                    Institutional      Russell 3000*
                  Equity Index Fund        Index
---------------------------------------------------
6/30/99               $10000                $10000
9/30/99                 9340                  9342
12/31/99               10828                 10857
3/31/2000              11253                 11352
6/30/2000              10877                 10973
9/30/2000              10960                 11041
12/31/2000              9990                 10047
3/31/2001               8750                  8826
6/30/2001               9350                  9433
9/30/2001               7933                  7959

TEN LARGEST HOLDINGS AS OF 9/30/2001

                                                                 SHARES        MARKET VALUE     PERCENT OF
   COMPANY                                               (IN THOUSANDS)       (IN MILLIONS)     NET ASSETS
   -------------------------------------------------------------------------------------------------------
   General Electric Co                                             95.4               $3.55           3.50
   Exxon Mobil Corp                                                66.6                2.63           2.59
   Pfizer, Inc                                                     60.8                2.44           2.41
   Microsoft Corp                                                  42.4                2.17           2.14
   Citigroup, Inc                                                  50.4                2.04           2.02
   American International Group, Inc                               22.3                1.74           1.72
   Johnson & Johnson                                               29.5                1.63           1.61
   International Business
      Machines Corp                                                16.8                1.55           1.53
   SBC Communications, Inc                                         32.6                1.54           1.52
   Merck & Co, Inc                                                 22.2                1.48           1.46

   PERFORMANCE AT A GLANCE AS OF 9/30/01

                                     AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES           ANNUAL
                                    RATES OF TOTAL RETURN(1,2)         OF TOTAL RETURN(1,2)        EXPENSE           NET ASSETS
                                   1 YEAR    SINCE INCEPTION(3)     1 YEAR    SINCE INCEPTION(3)    RATIO           (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
EQUITY INDEX FUND                  -27.71%        -9.77%            -27.71%       -20.67%          0.17%(4)            $101.25
Russell 3000(R) Index              -27.91         -9.65             -27.91        -20.41            --                     --
---------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the Institutional Equity Index Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 1-888-842-9001.

(2) Returns for the Institutional Equity Index Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3) Inception date of the Institutional Equity Index Fund was 7/1/99.

(4) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006 to waive a portion of the fund's management fee and limit the fund's other expenses.

6 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 2001 ANNUAL REPORT

INSTITUTIONAL
SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Social Choice Equity Fund seeks a favorable long-term rate of return that reflects the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

PORTFOLIO PROFILE

- Attempts to track the return of the S&P 500 Index by investing in companies that meet the fund's social criteria.

- Current social criteria exclude investing in companies that do damage to the natural environment, have significant business in weapons production or gaming or gambling operations, produce or market alcohol or tobacco products, or produce nuclear energy.

- Does not invest in stocks of U.S. firms with operations in Northern Ireland that have not adopted the MacBride Principles or the Fair Employment Act of 1989 (Northern Ireland).

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001

The Institutional Social Choice Equity Fund posted a return of -25.99 percent for the period, versus -26.62 percent for its benchmark, the S&P 500, and -16.92 percent for the average similar fund as measured by the Lipper Growth & Income Fund Index. (Neither index employs social screens such as those used by the fund.)

   The portfolio benefited from social criteria that prohibit its owning shares in companies such as General Electric, which fails the fund's defense and nuclear power screens, as well as utility stocks such as AES Corp. and health care firms including drug maker Pharmacia, both of which fail its environmental screen. Overweight positions, in comparison to the benchmark, in health care names such as Johnson & Johnson and Merck & Co. and consumer noncyclicals including Procter & Gamble helped boost performance. Underweights in the energy sector, along with the fund's inability to own shares in ExxonMobil Corp., which fails its environmental screen, resulted in a slight drag on relative performance.

$10,000 OVER LIFE OF FUND

[LINE GRAPH]

                    INSTITUTIONAL
                    SOCIAL CHOICE            S&P 500             LIPPER GROWTH &
                     EQUITY FUND              INDEX              INCOME FUND IDEX
---------------------------------------------------------------------------------
 Jul 1, 99          $10000                   $10000              $10000
   9/30/99            9364                     9376                9200
  12/31/99           10650                    10771               10025
 3/31/2000           11013                    11018               10194
 6/30/2000           10803                    10725                9937
 9/30/2000           10660                    10621               10229
12/31/2000            9943                     9790               10063
 3/31/2001            8734                     8629                9272
 6/30/2001            9108                     9134                9775
 9/30/2001            7889                     7794                8498

TEN LARGEST HOLDINGS AS OF 9/30/2001

                                                                 SHARES       MARKET VALUE      PERCENT OF
   COMPANY                                               (IN THOUSANDS)     (IN THOUSANDS)      NET ASSETS
   -------------------------------------------------------------------------------------------------------
   Microsoft Corp                                                  15.8             $808.5            3.06
   American International Group, Inc                               10.0              776.6            2.93
   Citigroup, Inc                                                  17.2              695.8            2.63
   Johnson & Johnson                                               11.8              652.7            2.47
   Wal-Mart Stores, Inc                                            13.0              643.5            2.43
   Pfizer, Inc                                                     15.5              621.6            2.35
   Merck & Co, Inc                                                  8.4              559.4            2.11
   International Business
      Machines Corp                                                 5.6              516.9            1.95
   SBC Communications, Inc                                         10.7              503.0            1.90
   Verizon Communications, Inc                                      8.9              481.6            1.82

PERFORMANCE AT A GLANCE AS OF 9/30/01

                                        AVERAGE ANNUAL COMPOUND             CUMULATIVE RATES          ANNUAL
                                       RATES OF TOTAL RETURN(1,2)         OF TOTAL RETURN(1,2)        EXPENSE      NET ASSETS
                                      1 YEAR     SINCE INCEPTION(3)   1 YEAR     SINCE INCEPTION(3)    RATIO      (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
SOCIAL CHOICE EQUITY FUND               -25.99%      -9.99%            -25.99%       -21.11%          0.18%(4)       $26.46
S&P 500 Index                           -26.62      -10.49             -26.62        -22.06            --               --
Lipper Growth & Income Fund Index       -16.92       -6.97             -16.92        -15.01            --               --
------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the Institutional Social Choice Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 1-888-842-9001.

(2) Returns for the Institutional Social Choice Equity Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3) Inception date of the Institutional Social Choice Equity Fund was 7/1/99.

(4) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006 to waive a portion of the fund's management fee and limit the fund's other expenses.

                       2001 ANNUAL REPORT TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 7

INSTITUTIONAL
BOND FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Bond Fund seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PORTFOLIO PROFILE

- Aims to match the risk characteristics of the benchmark, so returns should be similar to those of the benchmark index.

- Overweights investments in undervalued securities as compared with the benchmark, and underweights investments in overvalued securities as compared with the benchmark.

- Utilizes sector allocation strategies to maintain optimum portfolio structure.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001

The Institutional Bond Fund returned 13.21 percent for the period, 0.26 percentage points ahead of its benchmark, the Lehman Brothers Aggregate Bond Index, and 0.78 points ahead of the average similar fund as measured by the Lipper Intermediate Investment Grade Debt Index.

   The economic slowdown saw shifts in investor perception and Federal Reserve policy. In late 2000, with investors expecting tougher economic times, there was a rally in U.S. Treasury securities at the expense of corporate bonds and mortgage-backed securities. The ensuing series of interest rate cuts reversed that pattern, but by late summer hopes for a quick recovery were fading, and they were dashed by the events of September 11.

   The fund's holdings closely matched those of its benchmark throughout the year, but relative performance was boosted by holdings in U.S. inflation-linked bonds, the top-performing asset class in the fixed-income universe.

$10,000 OVER LIFE OF FUND

[LINE GRAPH]


                Institutional         Lehman Brothers         Lipper Intermediate
                  Bond Fund       Aggregate Bond Index    Investment Grade Debt Index
-------------------------------------------------------------------------------------
7/1/99             $10000                $10000                     $10000
9/30/99             10067                 10068                      10064
12/31/99            10059                 10056                      10044
3/31/2000           10278                 10278                      10242
6/30/2000           10451                 10456                      10375
9/30/2000           10779                 10772                      10679
12/31/2000          11237                 11225                      11107
3/31/2001           11546                 11565                      11455
6/30/2001           11620                 11631                      11506
9/30/2001           12203                 12167                      12007

TOP FIVE MARKET SECTORS AS OF 9/30/2001

   Mortgage-backed securities*                                                          44.5%
   Corporate bonds                                                                      22.4
   U.S. Treasury securities                                                             20.9
   U.S. agency securities                                                               10.3
   Foreign Government Bonds                                                              1.1
----------------------------------------------------------------------------------------------

*  Includes government-backed, private-label, and asset-backed securities.

INSTITUTIONAL BOND FUND VS. BENCHMARK: RISK CHARACTERISTICS

                                        AVERAGE LIFE                OPTION ADJUSTED DURATION
   MEASURE*                     (in years) 9/30/2001                    (in years) 9/30/2001
--------------------------------------------------------------------------------------------
   Institutional Bond Fund                      7.37                                    4.52

   Lehman Brothers
   Aggregate Bond Index                         7.40                                    4.51
--------------------------------------------------------------------------------------------

* As calculated using an analytical model developed by Capital Management Sciences, a widely recognized investment research firm.

PERFORMANCE AT A GLANCE AS OF 9/30/01

                                     AVERAGE ANNUAL COMPOUND           CUMULATIVE RATES            ANNUAL
                                    RATES OF TOTAL RETURN(1,2)       OF TOTAL RETURN(1,2)          EXPENSE       NET ASSETS
                                   1 YEAR    SINCE INCEPTION(3)  1 YEAR     SINCE INCEPTION(3)      RATIO       (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
BOND FUND                           13.21%         9.24%          13.21%        22.03%             0.19%4           $304.54
Lehman Brothers
  Aggregate Bond Index              12.95          9.11           12.95         21.67               --                  --
Lipper Intermediate
  Investment Grade Debt Index       12.43          8.47           12.43         20.07               --                  --

(1) Due to market volatility, recent performance of the Institutional Bond Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 1-888-842-9001.

(2) Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3) Inception date of the Institutional Bond Fund was 7/1/99.

(4) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006 to waive a portion of the fund's management fee and limit the fund's other expenses.

8 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 2001 ANNUAL REPORT

INSTITUTIONAL
MONEY MARKET FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Money Market Fund seeks high current income, to the extent consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE

- Invests in money market securities classified as "first-tier securities," which are ranked in the highest category by nationally recognized statistical rating organizations.

-  Average weighted maturity of 90 days or less.

-  Longest maturity will be 397 days.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001

The Institutional Money Market Fund returned 5.16 percent for the period, 0.46 percentage points ahead of its benchmark, the iMoneyNet Money Fund Report Average(TM)--All Taxable, and 0.66 points ahead of the average similar fund as measured by the Lipper Money Market Funds' Average.

   The U.S. economic slowdown led the fund's managers to make significant changes in the fund's asset mix over the period, starting before the Federal Reserve began its string of eight short-term interest rate cuts in early 2001. The fund increased its holdings in U.S. government agency securities from 8 to 48 percent of the portfolio and decreased its exposure to commercial paper from 92 to 49 percent. It also established a 3-percent position in bank liabilities at the end of the third quarter of 2001.

   The fund's weighted average maturity ranged from 31 to 54 days during the period, versus 44 to 56 days for its benchmark. With short-term rates falling, it aims to maintain an average weighted maturity longer than the benchmark's for Fiscal 2002.

$10,000 OVER LIFE OF FUND

[LINE GRAPH]

                          Institutional          iMoneyNet Money Fund          Lipper Money Market
                        Money Market Fund   Report Average(TM)--All Taxable       Funds Average
--------------------------------------------------------------------------------------------------
  Jul 1, 99                   $10000                     $10000                      $10000
    9/30/99                    10128                      10115                       10110
   12/31/99                    10270                      10241                       10234
  3/31/2000                    10420                      10375                       10365
  6/30/2000                    10581                      10521                       10506
  9/30/2000                    10755                      10680                       10659
 12/31/2000                    10932                      10843                       10816
  3/31/2001                    11084                      10983                       10952
  6/30/2001                    11210                      11095                       11056
  9/30/2001                    11310                      11184                       11138

ASSET ALLOCATION AS OF 9/30/2001

[PIE CHART]

Commercial Paper                49%

Bank Notes                       3%

U.S. Government
Agency Securities               48%

PERFORMANCE AT A GLANCE AS OF 9/30/01

                                                  AVERAGE ANNUAL COMPOUND           CUMULATIVE RATES
                                                  RATES OF TOTAL RETURN(1)         OF TOTAL RETURN(1)
                                                1 YEAR    SINCE INCEPTION(2)   1 YEAR    SINCE INCEPTION(2)
-----------------------------------------------------------------------------------------------------------
INSTITUTIONAL
MONEY MARKET FUND                                5.16%        5.62%             5.16%          13.10%
iMoneyNet Money Fund Report
  Average(TM)--All Taxable                       4.70         5.09              4.70           11.84
Lipper Money Market Funds Average                4.50         4.94              4.50           11.46
-----------------------------------------------------------------------------------------------------------

                                               ANNUAL                                                  NET ANNUALIZED YIELD
                                               EXPENSE      AVERAGE MATURITY         NET ASSETS    FOR THE 7 DAYS ENDED 9/25/01
                                                RATIO     (DAYS) AS OF 9/25/01      (IN MILLIONS)     CURRENT    EFFECTIVE
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
MONEY MARKET FUND                               0.16%(3)           35                  $35.04          2.99%       3.08%
iMoneyNet Money Fund Report
  Average(TM)--All Taxable                      0.46               55                     --           2.56        2.59
Lipper Money Market Funds Average                --                --                     --            --          --
-------------------------------------------------------------------------------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Institutional Money Market Fund. Future returns will fluctuate. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. The current yield more closely reflects the Institutional Money Market Fund's current earnings than does the total return.

(2) Inception date of the Institutional Money Market Fund was 7/1/99.

(3) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006 to waive a portion of the fund's management fee and limit the fund's other expenses.

LIKE THE OTHER INSTITUTIONAL FUNDS, THE TIAA-CREF INSTITUTIONAL MONEY MARKET FUND IS NOT A DEPOSIT OF ANY BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER U.S. GOVERNMENT AGENCY.

                       2001 ANNUAL REPORT TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 9

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

                            STATEMENT OF INVESTMENTS          SUMMARY BY COUNTRY

                               September 30, 2001

------------------------------------------------------------------
                                              VALUE          %
------------------------------------------------------------------
FOREIGN:
AUSTRALIA                                 $   4,141,809      3.39%
AUSTRIA                                          73,175      0.06
BELGIUM                                         680,638      0.56
BERMUDA                                         109,484      0.09
CAYMAN ISLANDS                                    2,321      0.00
DENMARK                                         572,819      0.47
FINLAND                                       2,676,157      2.19
FRANCE                                        8,139,006      6.65
GERMANY                                       7,651,270      6.26
GREECE                                          258,173      0.21
HONG KONG                                     1,471,764      1.20
IRELAND                                       1,125,418      0.92
ITALY                                         2,984,749      2.44
JAPAN                                        25,473,606     20.83
NETHERLANDS                                  11,245,257      9.19
NEW ZEALAND                                      66,019      0.05
NORWAY                                          693,010      0.57
PORTUGAL                                        445,062      0.36
SINGAPORE                                       693,991      0.57
SPAIN                                         2,499,252      2.04
SWEDEN                                        1,437,941      1.18
SWITZERLAND                                   9,056,060      7.40
UNITED KINGDOM                               34,543,486     28.24
                                          -------------   -------
TOTAL FOREIGN                               116,040,467     94.87
SHORT TERM INVESTMENT                         6,280,000      5.13
                                          -------------   -------
TOTAL PORTFOLIO                           $ 122,320,467    100.00%
                                          =============   =======

10  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

                            STATEMENT OF INVESTMENTS

                               September 30, 2001

----------------------------------------------------------------
PRINCIPAL/SHARES                                       VALUE
----------------------------------------------------------------
CORPORATE BONDS -- 0.00%
AEROSPACE AND DEFENSE -- 0.00%
                  BAE SYSTEMS PLC
$      392(1)     7.45%, 11/30/03                   $        409
                                                    ------------
                  TOTAL AEROSPACE AND DEFENSE                409
                                                    ------------
TOTAL CORPORATE BONDS
(Cost $415)                                                  409
                                                    ------------
-----------
  (1) Denominated in British Pounds

PREFERRED STOCK -- 0.09%
CONSUMER CYCLICAL -- 0.08%
       270        HUGO BOSS AG.                            4,898
       415        MAN AG.                                  5,329
    10,481        NEWS CORP LTD (SPON ADR)                56,379
        88        PORSCHE AG.                             22,439
       710        PROSIEBEN SAT.1 MEDIA AG.                3,330
                                                    ------------
                  TOTAL CONSUMER CYCLICAL                 92,375
                                                    ------------
HEALTH CARE -- 0.01%
       279        FRESENIUS MEDICAL CARE                  15,118
                                                    ------------
                  TOTAL HEALTH CARE                       15,118
                                                    ------------
TOTAL PREFERRED STOCK
(Cost $170,000)                                          107,493
                                                    ------------
COMMON STOCK -- 96.26%
AEROSPACE AND DEFENSE -- 0.54%
   103,595        BAE SYSTEMS PLC                        503,959
     3,422        EUROPEAN AERONAUTIC DEFENSE AND
                    SPACE                                 36,929
     7,543        ROLLS-ROYCE PLC                         14,411
     6,888        SMITHS GROUP PLC                        66,611
       638        THALES S.A.                             23,241
        51        ZODIAC S.A.                              7,756
                                                    ------------
                  TOTAL AEROSPACE AND DEFENSE            652,907
                                                    ------------
BASIC INDUSTRIES -- 6.95%
       488        ACERINOX S.A.                           12,043
       533        ACS ACTIVIDADES DE CONSTRUCCION
                    Y SERVICIOS S.A.                      12,809
     2,877        AGGREKO PLC                             17,547
     3,768        AKZO NOBEL NV                          153,698
        84        ALUMINUM OF GREECE S.A.I.C.              2,227
     7,675        AMCOR LTD                               23,596
     2,835        AMEC PLC                                16,833
    16,000        ASAHI KASEI CORP                        53,722
       815        ASSIDOMAN AB                            19,825
     2,748        BARRATT DEVELOPMENTS PLC                12,196
     7,603        BASF AG.                               269,140
     9,445        BAYER AG.                              270,435
     1,543        BERKELEY GROUP PLC                      13,266
    83,088        BHP BILLITON LTD                       351,815
    26,815        BHP BILLITON PLC                       110,249
     6,185        BOC GROUP PLC                           85,219
       104        BOHLER-UDDEHOLM AG. (BR)                 4,399

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
     6,813        BORAL LTD                         $      9,884
     5,422        BPB PLC                                 19,523
       528        BUDERUS AG.                             13,007
       880        BUHRMANN NV                              5,201
     8,647        CARTER HOLT HARVEY LTD                   5,205
     5,000        CHEUNG KONG INFRASTRUCTURE
                    HOLDINGS LTD                           8,205
       771        CIBA SPECIALTY CHEMICALS AG.
                    (REGD)                                45,787
       927        CIMPOR-CIMENTOS DE PORTUGAL             15,196
     1,671        CLARIANT AG. (REGD)                     25,015
       981        COMPAGNIE DE SAINT-GOBAIN S.A.         134,904
    39,275     *  CORUS GROUP PLC                         25,253
     6,803        CRH PLC (IRELAND)                      100,987
    32,153        CRH PLC (UNITED KINGDOM)               477,296
    40,423     *  CSR LTD                                124,680
     3,871        DAICEL CHEMICAL INDUSTRIES LTD          10,755
     7,000        DAINIPPON INK & CHEMICAL, INC           12,927
     1,000        DAITO TRUST CONSTRUCTION CO LTD         16,158
     5,000        DAIWA HOUSE INDUSTRY CO LTD             36,514
     4,110        DENKI KAGAKU KOGYO K K                   8,280
     2,000        DOWA MINING CO LTD                       7,051
       371        ELKEM ASA                                6,295
     3,200        FLETCHER BUILDING LTD                    3,384
    21,800     *  FLETCHER CHALLENGE LTD (FORESTS
                    DIVISION)                              2,305
       512        FOMENTO CONSTRUCCIONES Y
                    CONTRATAS S.A.                         9,931
        15        FORBO HOLDING AG. (REGD)                 3,897
     2,183        GRUPO DRAGADOS S.A.                     26,739
    68,802        HANSON PLC                             481,070
       324        HEIDELBERGER ZEMENT AG.
                    (GERMANY)                             12,392
    29,961        HEIJMANS NV                            547,078
       473        HELLENIC TECHNODOMIKI S.A.               2,550
       265        HOGANAS AB SERIES B                      3,775
       291        HOLCIM LTD (BR)                         54,724
       301        HOLCIM LTD (REGD)                       12,103
       598        HOLMEN AB SERIES B FREE                 10,930
     1,762        ILUKA RESOURCES LTD                      2,913
        83        IMERYS S.A.                              7,301
     9,256        IMPERIAL CHEMICAL INDUSTRIES PLC        38,906
    15,351        INAX CORP                               92,005
     3,000     *  ISHIHARA SANGYO KAISHA LTD               4,558
     1,031        ITALCEMENTI S.P.A.                       7,060
    26,109        JAMES HARDIE INDUSTRIES LTD             58,626
    12,730        JEFFERSON SMURFIT GROUP PLC             21,795
    30,000        JGC CORP                               218,584
     2,783        JOHNSON MATTHEY PLC                     37,425
     2,000        JSR CORP                                12,423
    64,000        KAJIMA CORP                            233,694
     2,532        KANEKA CORP                             16,323
    25,000     *  KAWASAKI STEEL CORP                     25,812
     1,567        KINDEN CORP                             10,036
     1,902        LAFARGE S.A. (BR)                      154,942
     1,225        L'AIR LIQUIDE S.A.                     171,805
     1,789        LEIGHTON HOLDINGS LTD                    8,387
     1,050        LINDE AG.                               40,659
        47        LONZA AG. (REGD)                        26,748

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  11

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
BASIC INDUSTRIES -- (CONTINUED)
     5,000        MATSUSHITA ELECTRIC WORKS LTD     $     40,250
        78        MAYR-MELNHOF KARTON AG.                  3,848
    18,772        MIM HOLDINGS LTD                         7,781
    19,737        MITSUBISHI CHEMICAL CORP                41,916
     4,000        MITSUBISHI GAS CHEMICAL CO, INC          7,588
    11,000        MITSUBISHI MATERIALS CORP               18,282
     2,000        MITSUBISHI PAPER MILLS LTD               3,189
     6,000        MITSUI CHEMICALS, INC                   17,577
     6,312        MITSUI MINING & SMELTING CO LTD         16,425
     2,000        NATSTEEL LTD                               843
     3,085        NEWCREST MINING LTD                      5,389
     1,000        NIPPON KAYAKU CO LTD                     4,381
     2,000        NIPPON SANSO CORP                        5,187
     1,000        NIPPON SHOKUBAI CO LTD                   3,878
    70,000     *  NIPPON STEEL CORP                       89,314
        11        NIPPON UNIPAC HOLDING                   57,710
     3,000        NISHIMATSU CONSTRUCTION CO LTD          13,623
     2,000        NISSAN CHEMICAL INDUSTRIES LTD          12,977
    42,000     *  NKK CORP                                30,319
         1        NORD-EST S.A.                               24
    19,299     *  NORMANDY MINING LTD                     12,857
     1,331        NORSKE SKOGINDUSTRIER ASA               19,808
     5,571        NOVAR PLC                               10,562
       599        NOVOZYMES AS (CLASS B)                  13,278
     8,000        OBAYASHI CORP                           37,068
     9,000        OJI PAPER CO LTD                        45,253
     2,000        OKUMURA CORP                             8,125
     6,307        ONESTEEL LTD                             2,832
     3,311        ORICA LTD                                7,091
     7,162        ORIGIN ENERGY LTD                       10,709
     1,029        OUTOKUMPU OYJ SERIES A                   8,152
     3,876        PAPERLINX LTD                            7,727
       762        PECHINEY S.A. SERIES A                  28,799
    13,131        PILKINGTON PLC                          21,035
     1,224        RAUTARUUKKI OYJ SERIES K                 4,403
     4,672        REXAM PLC                               23,912
       125        RHI AG.                                  1,479
     4,010        RIO TINTO LTD                           61,842
    14,259        RIO TINTO LTD PLC (REGD)               224,234
     3,303        RMC GROUP PLC                           28,252
       223        SAPA AB                                  2,863
     7,250        SEKISUI CHEMICAL CO LTD                 20,691
     6,365        SEKISUI HOUSE LTD                       50,490
     4,000        SEMBCORP MARINE LTD                      1,811
    28,000        SHIMIZU CORP                           130,445
    12,903        SHIN-ETSU CHEMICAL CO LTD              362,839
    11,000     *  SHOWA DENKO KK                          11,172
     4,853        SKANSKA AB SERIES B FREE                31,616
     4,408        SNIA S.P.A.                              5,198
       684        SOLVAY S.A.                             35,631
     1,193        SONS OF GWALIA LTD                       3,797
     8,297        STORA ENSO OYJ R SHS                    92,562
     2,000        SUMITOMO BAKELITE CO LTD                13,178
    13,436        SUMITOMO CHEMICAL CO LTD                48,271
     1,000        SUMITOMO FORESTRY CO LTD                 5,875
    45,000     *  SUMITOMO METAL INDUSTRIES LTD           20,020

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
     6,036        SUMITOMO METAL MINING CO LTD      $     17,733
     3,000        SUMITOMO OSAKA CEMENT CO LTD             5,036
     2,355        SVENSKA CELLULOSA AKTIEBOLAGET
                    SCA SERIES B                          51,215
       715        SVENSKT STAL AB (SAAB) SERIES A          5,127
       235        SVENSKT STAL AB SERIES B                 1,608
     1,322     *  SYNGENTA AG.                            66,814
    12,000        TAIHEIYO CEMENT CORP                    29,816
    10,000        TAISEI CORP                             31,730
     7,292        TAYLOR WOODROW PLC                      17,736
       721        TECHNICAL OLYMPIC S.A.                   1,103
     4,098        THYSSENKRUPP AG.                        42,172
       337        TITAN CEMENT CO. S.A.                   10,477
     2,000        TODA CORP                                7,957
     5,000        TOSOH CORP                               9,065
     8,000        TOSTEM INAX HOLDING CORP               112,818
     3,000        TOTO LTD                                16,242
     1,815        TOYO SEIKAN KAISHA LTD                  24,605
     4,675     *  TRANSURBAN GROUP                        10,312
       829        TRELLEBORG AB SERIES B FREE              5,400
     9,286        UBE INDUSTRIES LTD                      14,654
       199        UMICORE                                  7,521
     3,148        UPM-KYMMENE OYJ                         89,734
       440        UPONOR OYJ                               6,150
     2,396        USINOR S.A.                             19,202
       697        VINCI S.A.                              40,942
       905        VIOHALCO S.A.                            6,626
       171        VOEST-ALPINE AG.                         4,671
       347        WIENERBERGER AG.                         5,157
     4,051        WIMPEY (GEORGE) PLC                     10,567
    35,886        WMC LTD                                139,907
   137,570        WOLSELEY PLC                           867,380
                                                    ------------
                  TOTAL BASIC INDUSTRIES               8,371,877
                                                    ------------
CONSUMER CYCLICAL -- 12.22%
     2,350        ACCOR S.A.                              66,773
     2,225        AEON CO LTD                             44,638
     4,466        AIRTOURS PLC                            10,551
       877        AOYAMA TRADING CO LTD                   10,159
     8,920        ARISTOCRAT LEISURE LTD                  27,820
       400        ASATSU-DK, INC                           9,401
       300        AUTOBACS SEVEN CO LTD                    7,806
     1,372        AUTOGRILL S.P.A.                         9,421
       200        AVEX, INC                                7,386
       100     *  AVEX, INC (NEW)                          3,693
       500        BAYCORP HOLDINGS LTD                     2,237
     5,031        BBA GROUP PLC                           16,562
       176        BEKAERT S.A.                             5,850
       810        BENETTON GROUP S.P.A.                    7,634
     8,000        BRIDGESTONE CORP                        55,804
   175,355     *  BRITISH SKY BROADCASTING GROUP
                    PLC                                1,521,832
     1,695        BULGARI S.P.A.                          12,596
       711        CANAL PLUS S.A.                          2,292
       300        CAPCOM CO LTD                            6,194
     6,858        CARLTON COMMUNICATIONS PLC              13,354
     2,000        CASIO COMPUTER CO LTD                   11,113

12  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
       796        CASTORAMA-DUBOIS INVESTISSEMENTS
                    S.A.                            $     36,971
       124        CHARLES VOEGELE HOLDING AG.              5,308
       134        CLUB MEDITERRANEE S.A.                   4,515
    15,065        COLES MYER LTD                          51,373
   154,054        COMPASS GROUP PLC                    1,074,330
     1,260        CONTINENTAL AG.                         12,392
     2,000        CYCLE & CARRIAGE LTD                     3,260
     5,000     *  DAIEI, INC                               5,162
     3,989        DAILY MAIL & GENERAL TRUST PLC          33,710
     2,000        DAIMARU, INC                             7,789
     3,521        DAIMLERCHRYSLER AG. (REGD)             104,823
     7,421     *  DAIMLERCHRYSLER (U.S.A.) (REGD)        222,481
     8,027        DAVID JONES LTD                          4,555
     6,600        DENSO CORP                              94,182
        27        D'IETEREN S.A.                           3,356
    24,286        DIXONS GROUP PLC                        65,764
       268        DOUGLAS HOLDING AG.                      6,912
    82,924        ELSEVIER UTIGEVERSMIJ NV               967,405
       608     *  EM.TV & MERCHANDISING AG.                  891
     9,837        EMI GROUP PLC                           34,264
     6,226        ESPRIT HOLDINGS LTD                      5,907
       600        FAMILYMART CO LTD                       11,634
       300        FAST RETAILING CO LTD                   33,719
     4,629        FIAT S.P.A.                             79,676
     2,000        FIRST CAPITAL CORP LTD
                    (SINGAPORE)                            1,047
     1,000        FISHER & PAYKEL INDUSTRIES LTD           5,064
       142        FOLLI-FOLLIE S.A.                        2,115
    12,632        FUJI PHOTO FILM CO LTD                 434,745
         3        FUJI TELEVISION NETWORK, INC            14,958
    88,000        GIORDANO INTERNATIONAL LTD              39,771
     9,131        GKN PLC                                 36,837
    35,620        GRANADA PLC                             48,686
       956        GROUPE BRUXELLES LAMBERT S.A.           46,579
       736        GRUPO PRISA S.A.                         5,295
     2,172        GRUPPO EDITORIALE L'ESPRESSO
                    S.P.A.                                 4,549
     2,000        GUNZE LTD                                6,933
    13,688        GUS PLC                                108,633
     1,000        HANKYU DEPARTMENT STORES, INC            5,875
       230        HELLENIC DUTY FREE SHOPS S.A.            1,855
     6,453        HENNES & MAURITZ AB SERIES B           110,998
    19,332        HILTON GROUP PLC                        51,994
     2,000     *  HINO MOTORS LTD                          6,346
    16,881        HONDA MOTOR CO LTD                     548,388
     4,123        INDEPENDENT NEWS & MEDIA PLC             6,157
     1,300        INDEPENDENT NEWSPAPERS LTD               1,634
     2,000        ISETAN CO LTD                           18,635
     8,452        ITO-YOKADO CO LTD                      375,313
     5,303        JOHN FAIRFAX HOLDINGS LTD                8,243
     5,000     *  KANEBO LTD                               9,107
       503        KARSTADT QUELLE AG.                     15,071
       525        KESKO OYJ SERIES B                       4,279
    15,815        KINGFISHER PLC                          72,054
     1,300        KONAMI CO LTD                           31,591
       663        KONINKLIJKE VENDEX KBB NV                4,860

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
        28        KUONI REISEN HOLDING (REGD)
                    (CLASS B)                       $      5,023
     4,000        KURARAY CO LTD                          23,167
     1,403        LAGARDERE SCA                           44,209
       280        LAMBRAKIS PRESS S.A.                     1,004
       600        LAWSON, INC                             23,671
     3,121        LVMH MOET HENNESSY LOUIS VUITTON
                    S.A.                                  99,196
       909        MAN AG.                                 15,314
    35,733        MARKS & SPENCER PLC                    133,917
     3,354        MARUI CO LTD                            45,947
    36,931        MATSUSHITA ELECTRIC INDUSTRIAL
                    CO LTD                               452,609
     8,041        MEDIASET S.P.A.                         45,109
     1,759        MICHELIN S.A. (CLASS B)                 46,376
     6,000        MITSUBISHI RAYON CO LTD                 16,721
     4,000        MITSUKOSHI LTD                          12,423
       707     *  MODERN TIMES GROUP (CLASS B)            12,658
     1,556        MONDADORI (ARNOLDO) EDITORE
                    S.P.A.                                 7,935
     3,000     *  MYCAL CORP                                 125
       400        NAMCO LTD                                6,043
    53,128        NEWS CORP LTD (ORD)                    325,113
     4,221        NEXT PLC                                55,522
     3,000        NGK INSULATORS LTD                      22,991
     1,035     *  NH HOTELES S.A.                          9,095
     2,740        NINTENDO CO LTD                        393,531
    88,688        NISSAN MOTOR CO LTD                    369,999
     2,000        NISSHINBO INDUSTRIES, INC                9,048
    15,000        ONWARD KASHIYAMA CO LTD                162,553
       572        ORIENTAL LAND CO LTD                    35,290
     1,000        OVERSEAS UNION ENTERPRISE LTD            3,028
     8,136        P & O PRINCESS CRUISES PLC              26,814
       300        PARIS MIKI, INC                          8,562
    10,036        PEARSON PLC                            107,526
     2,486        PEUGEOT CITROEN S.A.                    92,598
       827        PINAULT-PRINTEMPS-REDOUTE S.A.          91,207
     1,836     *  PIONEER CORP                            36,911
    10,511        PIRELLI S.P.A.                          15,239
     1,858        PREUSSAG AKTIEGESELLSCHAFT AG.          44,772
       139        PT MULTIMEDIA SERVICOS DE
                    TELECOMUNICACOES E MULTIMEDIA
                    (NEW)                                    746
       899        PUBLICIS GROUPE S.A.                    15,146
        19        PUBLIGROUPE S.A. (REGD)                  2,820
     1,260        PUBLISHING & BROADCASTING LTD            5,391
     6,105        RANK GROUP PLC                          16,890
    17,093        REED INTERNATIONAL PLC                 141,057
     1,517        RENAULT S.A.                            44,209
    19,130        REUTERS GROUP PLC                      168,411
       230        SAIZERIYA CO LTD                         7,529
       500        SANRIO CO LTD                            3,962
    19,770        SANYO ELECTRIC CO LTD                   72,853
       597        SCHIBSTED ASA                            5,519
    64,399     *  SEAT-PAGINE GIALLE S.P.A.               47,388
     1,000     *  SEGA CORP                               13,388
     2,000     *  SEIYU LTD                                4,549

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  13

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
       279     *  SERVICOS TELECOMUNICACOE
                    MULTIMEDIA S.A.                 $      1,499
     5,000        SEVEN-ELEVEN JAPAN CO LTD              202,300
    10,000        SHANGRI-LA ASIA LTD                      5,384
    11,317        SHARP CORP                             101,646
       600        SHIMACHU CO LTD                          9,216
     1,141        SHIMAMURA CO LTD                        68,864
       800        SHIMANO, INC                            10,079
    20,205        SIGNET GROUP PLC                        18,411
     4,000        SINGAPORE PRESS HOLDINGS LTD            35,780
    11,836        SIX CONTINENTS PLC                     107,851
       900        SKY CITY ENTERTAINMENT GROUP LTD         4,027
     1,130        SKYLARK CO LTD                          26,369
     1,215        SODEXHO ALLIANCE S.A.                   51,452
       728        SOL MELIA S.A.                           4,919
    11,331        SONY CORP                              417,553
    14,000        SOUTH CHINA MORNING POST LTD             6,731
     4,823        TAB LTD                                  6,093
     1,519        TABCORP HOLDINGS LTD                     6,971
     3,000        TAKASHIMAYA CO LTD                      19,340
    10,000        TEIJIN LTD                              43,146
     1,599        TELEFONICA PUBLICIDAD E
                    INFORMACION S.A.                       5,096
       734     *  TELEPIZZA S.A.                             869
     3,000        TELEVISION BROADCASTS LTD                8,135
     1,302        TELEVISION FRANCAISE (TF1)              24,900
     2,400        THE WAREHOUSE GROUP LTD                  5,857
       100        TOHO CO LTD                             11,793
       578        TOKYO BROADCASTING SYSTEMS, INC         10,164
     1,000        TOKYO STYLE CO LTD                       9,560
    15,000        TORAY INDUSTRIES, INC                   40,543
     6,000        TOYOBO CO LTD                            8,864
       600        TOYODA GOSEI CO LTD                      6,043
    48,577        TOYOTA MOTOR CORP                    1,247,761
     4,003        UNITED BUSINESS MEDIA PLC               22,238
     1,741        UNY CO LTD                              18,267
       771        VALEO                                   24,329
        58        VALORA HOLDINGS AG. (REGD)               9,292
    11,787        VIVENDI UNIVERSAL S.A.                 545,849
     2,667        VNU NV                                  75,173
     4,340        VOLKSWAGEN AG.                         154,344
     4,226        VOLVO AB SERIES B FREE                  54,469
     1,000        WACOAL CORP                             10,064
     3,682        WHITBREAD PLC                           25,596
     3,454        WOLTERS KLUWER NV                       76,563
    14,910        WOOLWORTHS GROUP PLC                     6,957
    13,962        WOOLWORTHS LTD                          81,649
       400        WORLD CO LTD                            11,751
   114,380        WPP GROUP PLC                          832,116
     2,000        YAMADA DENKI CO LTD                    129,942
     1,000        YAMAHA MOTOR CO LTD                      6,631
                                                    ------------
                  TOTAL CONSUMER CYCLICAL             14,714,657
                                                    ------------
CONSUMER NON-CYCLICAL -- 11.14%
       400        ADERANS CO LTD                          15,109
       501        ADIDAS-SALOMON AG.                      25,842

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
       969        AGFA GEVAERT NV                   $     11,560
    23,175        AJINOMOTO CO, INC                      266,902
     3,834        ALTADIS S.A.                            61,103
       125        ARIAKE JAPAN CO LTD                      5,047
     4,585        ASAHI BREWERIES LTD                     47,031
       139        AUSTRIA TABAKWERKE AG.                  10,739
       107        BANG & OLUFSEN AS SERIES B               1,677
       217     *  BEGHIN-SAY                               7,404
       433        BEIERSDORF AG.                          49,292
    11,326        BOOTS COMPANY PLC                      103,869
   123,276        BRITISH AMERICAN TOBACCO PLC         1,088,884
     1,816        BRL HARDY LTD                            9,060
       181     *  BRL HARDY LTD RTS                           73
     5,751        BUNZL PLC                               38,415
    26,713        CADBURY SCHWEPPES PLC                  173,333
       193        CARLSBERG AS (CLASS A)                   7,445
     6,669        CARREFOUR S.A.                         321,288
        39     *  CASINO GUICHARD-PERRACHON
                    (CLASS A) WTS 12/15/03                   108
        39     *  CASINO GUICHARD-PERRACHON
                    (CLASS B) WTS 12/15/05                   173
       440        CASINO GUICHARD-PERRACHON S.A.          33,940
       217     *  CEREOL                                   4,545
       217     *  CERESTAR                                 5,632
        53        CIE FINANC RICHEMONT (UNITS)
                    (CLASS A)                            100,031
     5,506        COCA-COLA AMATIL LTD                    14,836
       400        COCA-COLA WEST JAPAN CO LTD              8,410
     1,099        COCA-COLA HELLENIC BOTTLING CO          13,731
       185        COLRUYT S.A.                             7,834
       745        DANISCO AS                              26,278
       719        DELHAIZE LE LION S.A.                   40,302
   134,531        DIAGEO PLC                           1,412,710
     4,315        ELECTROLUX AB SERIES B                  44,897
     1,130        ESSILOR INTERNATIONAL S.A.              31,439
    80,168        FOSTER'S GROUP LTD                     197,419
       201        FOURLIS S.A. (REGD)                        728
     8,000        FRASER & NEAVE LTD (ORD)                32,609
        93        GIVAUDAN AG. (REGD)                     28,017
    12,164        GOODMAN FIELDER LTD                      8,104
     1,941        GREENCORE GROUP PLC                      4,065
     1,647        GROUPE DANONE                          214,490
       460        HARTWALL OYJ ABP                         8,169
    78,979        HARVEY NORMAN HOLDINGS LTD             129,401
     2,632        HEINEKEN NV                             99,762
       187        HOUSE FOODS CORP                         2,039
     6,546        IMPERIAL TOBACCO GROUP PLC              80,861
     1,947        INTERBREW S.A.                          49,470
     2,500        ITO EN LTD                             123,604
   139,317        J SAINSBURY PLC                        730,460
        10        JAPAN TOBACCO, INC                      72,693
       420     *  JERONIMO MARTINS SGPS S.A.               2,371
       823        KAMPS AG.                                5,164
    12,273        KAO CORP                               302,369
     9,400        KATOKICHI CO LTD                       207,126
     1,495        KERRY GROUP PLC (CLASS A)               18,993
     1,000        KIKKOMAN CORP                            6,236

14  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
CONSUMER NON-CYCLICAL -- (CONTINUED)
     9,374        KIRIN BREWERY CO LTD              $     71,605
    21,000        LI & FUNG LTD                           19,924
     4,541        L'OREAL S.A.                           313,059
     2,000        MEIJI DAIRIES CORP                       6,883
    22,000        MEIJI SEIKA KAISHA LTD                 101,939
    11,997        METRO AG.                              387,318
    12,998        NESTLE S.A. (REGD)                   2,774,052
     4,000        NICHIREI CORP                           12,792
    14,000        NIPPON MEAT PACKERS, INC               131,856
     1,663        NISSHIN SEIFUN GROUP, INC               12,102
     1,000        NISSIN FOOD PRODUCTS CO LTD             21,531
     1,000        NORITAKE CO LTD                          3,693
     1,778        NUMICO NV                               55,102
     2,432        ORKLA ASA                               38,661
       745     *  PAN FISH ASA                             2,267
       166        PAPASTRATOS CIGARETTE
                    MANUFACTURING CO                       1,904
     5,153        PARMALAT FINANZIARIA S.P.A.             13,562
     8,837        PERNOD-RICARD S.A.                     645,845
       217     *  PROVIMI                                  2,371
     1,000        Q.P. CORP (JAPAN)                        9,653
     6,788        RECKITT BENCKISER PLC                   97,568
     1,610        RINASCENTE S.P.A.                        5,762
    35,433        ROYAL AHOLD NV                         984,207
    13,382        SAFEWAY PLC                             62,936
     3,000        SAPPORO BREWERIES LTD                    8,914
     8,100        SCOTTISH & NEWCASTLE PLC                61,308
     4,367        SHISEIDO CO LTD                         37,610
     2,000     *  SNOW BRAND MILK PRODUCTS CO              5,372
       422        SOCIETE BIC S.A.                        12,989
     8,727        SONAE SGPS S.A.                          4,450
     4,825        SWEDISH MATCH AB                        24,649
     1,235        TAKARA SHUZO CO LTD                     11,227
     5,236        TATE & LYLE PLC                         19,623
    91,201        TESCO PLC                              343,137
     3,417        THE SWATCH GROUP AG. (REGD)             50,731
     1,028     *  THOMSON MULTIMEDIA                      20,128
       500        UNI-CHARM CORP                          14,312
     7,377        UNILEVER NV CERTIFICATE                399,066
    37,437        UNILEVER PLC                           284,184
     6,017        WATERFORD WEDGWOOD PLC (UNITS)           3,397
       225        WELLA AG.                               10,614
     1,000        YAKULT HONSHA CO LTD                    10,635
     2,000        YAMAZAKI BAKING CO LTD                  12,238
                                                    ------------
                  TOTAL CONSUMER NON-CYCLICAL         13,424,265
                                                    ------------
ENERGY -- 7.74%
    46,151        BG GROUP PLC                           177,879
   114,699        BP PLC                                 947,380
    36,763        BP PLC (SPONS ADR)                   1,807,637
        27     *  CAPSTONE TURBINE CORP                      163
    50,315        CENTRICA PLC                           157,509
       111        COFLEXIP S.A.                           18,094
       766        ENERGY DEVELOPMENTS LTD                  2,683
    37,184        ENTE NAZIONALE IDROCARBURI
                    S.P.A.                               461,563
     1,800        FORTUM OYJ                               7,950

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
     1,657        GAS NATURAL SDG S.A.              $     29,667
       991        HELLENIC PETROLEUM S.A.                  5,577
    45,454        HONG KONG & CHINA GAS CO LTD            56,821
    20,844        IHC CALAND NV                          900,733
     2,120        ITALGAS S.P.A.                          19,364
     9,000        JAPAN ENERGY CORP                       13,220
    47,096        LATTICE GROUP PLC                      107,978
    17,000        NIPPON MITSUBISHI OIL CORP              76,630
     1,888        NORSK HYDRO ASA                         69,286
       133        OMV AKTIENGESELLS AG.                   10,786
    26,000        OSAKA GAS CO LTD                        83,807
     1,162     *  PETROLEUM GEO-SERVICES ASA               7,402
    12,166        REPSOL YPF S.A.                        175,058
    28,492        ROYAL DUTCH PETROLEUM CO             1,432,842
     1,900     *  RUBICON LTD                                510
    21,309        SANTOS LTD                              62,254
   133,745        SHELL TRANSPORT & TRADING CO PLC     1,002,481
     2,000        SHOWA SHELL SEKIYU KK                   11,802
       398        SMEDVIG ASA SERIES A                     3,275
       223        SMEDVIG ASA SERIES B                     1,533
    29,604     *  STATOIL ASA                            196,924
       121        TECHNIP S.A.                            15,251
     2,000        TEIKOKU OIL CO LTD                       8,948
    78,000        TOKYO GAS CO LTD                       256,661
     3,000        TONENGENERAL SEKIYU KK                  23,268
     8,352        TOTAL FINA ELF S.A.                  1,121,919
     6,001        WOODSIDE PETROLEUM LTD                  40,898
                                                    ------------
                  TOTAL ENERGY                         9,315,753
                                                    ------------
FINANCIAL SERVICES -- 22.42%
     7,611        3I GROUP PLC                            78,301
    18,933        ABBEY NATIONAL PLC                     277,701
    18,434        ABN AMRO HOLDING NV                    304,030
     3,061        ACOM CO LTD                            270,050
    50,079        AEGON NV                             1,309,842
       200        AEON CREDIT SERVICE CO LTD              11,080
     2,150        AIFUL CORP                             180,475
     4,284        ALLEANZA ASSICURAZIONI                  41,940
    55,000        ALLGREEN PROPERTIES LTD                 25,999
     2,817        ALLIANZ AG. (REGD)                     636,235
    11,434        ALLIED IRISH BANKS PLC                 102,776
     1,899        ALPHA BANK A.E.                         33,412
    15,000        AMOY PROPERTIES LTD                     14,520
     3,899        AMP DIVERSIFIED PROPERTY TRUST           4,810
    14,292        AMP LTD                                127,943
     9,744        AMVESCAP PLC                           104,255
    26,000        ASAHI BANK LTD                          29,027
     5,000     *  ASHIKAGA BANK LTD                        5,162
    13,459        ASSICURAZIONI GENERALI S.P.A.          361,587
    18,203        AUSTRALIA & NEW ZEALAND BANKING
                    GROUP LTD                            143,551
       934        AUSTRALIAN STOCK EXCHANGE LTD            5,014
    18,536        AXA                                    365,808
    10,620        BANCA DI ROMA                           23,502
     3,656        BANCA FIDEURAM S.P.A.                   21,575
       624     *  BANCA INTESA S.P.A. PUT
                    WTS 11/15/02                           2,091

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  15

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
    10,014        BANCA MONTE DEI PASCHI SIENA      $     26,037
    19,706        BANCA NAZIONALE DEL LAVORO              41,456
     4,195        BANCA POPOLARE DI MILANO                16,618
    57,643     *  BANCO COMERCIAL PORTUGUES S.A.
                    (REGD)                               221,007
     1,146        BANCO ESPIRITO SANTO S.A. (REGD)        13,567
    55,325        BANCO SANTANDER CENTRAL HISPANO
                    S.A.                                 424,240
    17,362        BANK OF EAST ASIA LTD                   34,614
     6,000        BANK OF FUKUOKA LTD                     25,031
       515        BANK OF IRELAND                          4,085
    11,436        BANK OF IRELAND (UNITED KINGDOM)        90,609
     1,333        BANK OF PIRAEUS                          9,493
    12,000        BANK OF YOKOHAMA LTD                    46,033
    22,395        BARCLAYS PLC                           615,819
     5,039        BAYERISCHE HYPO-UND VEREINSBANK
                    AG.                                  145,886
    41,487        BANCO BILBAO VIZCAYA ARGENTARIA
                    S.A.                                 426,942
    17,673        BIPOP-CARIRE S.P.A.                     36,696
     5,353        BNP PARIBAS GROUP                      437,776
     5,000        BPI-SGPS S.A. (REGD)                     9,881
     6,511        BRITISH LAND CO PLC                     40,190
    12,003        BT OFFICE TRUST                          9,122
     1,084     *  BTG PLC                                  9,160
     7,730     *  CANARY WHARF GROUP PLC                  53,395
    10,589        CAPITALAND LTD                           7,973
    30,114        CGNU PLC                               371,550
    24,000        CHEUNG KONG HOLDINGS LTD               186,166
     8,000        CHIBA BANK LTD                          32,099
     7,000        CHUO MITSUI TRUST & BANKING CO
                    LTD                                   10,459
    12,000        CITY DEVELOPMENTS LTD                   28,397
     1,612        CLOSE BROTHERS GROUP PLC                15,245
     3,990        COLONIAL FIRST STATE PROPERTY
                    TRUST                                  4,056
       894        COMMERCIAL BANK OF GREECE               23,073
    27,589     *  COMMONWEALTH BANK OF AUSTRALIA         355,357
       807        CORPORACION MAPFRE S.A.                  4,769
    17,736        CREDIT LYONNAIS S.A.                   559,193
    10,600        CREDIT SAISON CO LTD                   228,674
    30,170        CREDIT SUISSE GROUP                  1,054,490
    23,150        DAIWA BANK LTD                          26,428
    16,000        DAIWA SECURITIES GROUP, INC            110,937
    21,518        DBS GROUP HOLDINGS LTD                 117,558
     7,566        DANSKE BANK AS                         118,609
     6,827        DEUTSCHE BANK AG. (REGD)               374,287
       285        DEUTSCHE BOERSE AG.                     10,049
    10,699        DEUTSCHE OFFICE TRUST                    7,022
     8,049        DEXIA                                  122,415
    62,662        DNB HOLDING ASA                        233,139
     1,286        DROTT AB SERIES B                       10,789
     1,697        EFG EUROBANK ERGASIAS                   18,545
       241        ERSTE BANK DER OESTER SPARK AG.         11,851
     6,776        FORTIS (B)                             165,628
    61,000     *  FRIENDS PROVIDENT PLC                  173,027
    10,684        GANDEL RETAIL TRUST                      6,063

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
    22,974        GENERAL PROPERTY TRUST            $     31,518
       516        GJENSIDIGE NOR SPAREBANK                13,671
     2,291        GREAT PORTLAND ESTATES PLC               8,670
     1,016        GREEN PROPERTY PLC                       5,551
     4,000        GUNMA BANK LTD                          18,769
     3,582        HAMMERSON PLC                           22,452
    10,100        HANG SENG BANK LTD                     104,567
    43,297        HBOS PLC                               467,070
    21,749        HENDERSON LAND DEVELOPMENT CO
                    LTD                                   71,246
     6,000     *  HOKURIKU BANK LTD                       10,173
    14,000        HONG KONG EXCHANGES & CLEARING
                    LTD                                   16,872
     3,000        HOTEL PROPERTIES LTD                     1,953
   139,144        HSBC HOLDINGS PLC
                    (UNITED KINGDOM)                   1,466,264
     6,214        HYSAN DEVELOPMENT CO LTD                 5,338
    22,335        ING GROEP NV                           598,625
     8,459        INTESABCI DI RISP (SAVINGS)             13,866
   103,263        INTESABCI S.P.A.                       255,325
     3,736        IRISH LIFE & PERMANENT PLC              36,745
     9,000        JOYO BANK LTD                           25,686
     1,333        KBC BANCASSURANCE HOLDINGS NV           41,954
    36,000        KEPPEL LAND LTD                         27,514
     6,586        LAND SECURITIES PLC                     80,484
    64,050        LEGAL & GENERAL GROUP PLC              139,318
     5,674        LEND LEASE CORP LTD                     30,969
   115,600        LLOYDS TSB GROUP PLC                 1,104,332
     5,300        MACQUARIE BANK LTD                      94,160
    15,142        MACQUARIE INFRASTRUCTURE GROUP          25,406
     3,003        MAN GROUP PLC                           38,618
       624        MARSCHOLLEK LAUT UND PARTNER AG.        37,506
     6,896        MEDIOBANCA S.P.A.                       65,502
     2,406        MEDIOLANUM S.P.A.                       15,754
       436        METROVACESA S.A.                         5,539
     6,701        MIRVAC GROUP                            12,566
    17,500        MITSUI SUMITOMO INSURANCE CO LTD        98,275
    31,000        MITSUBISHI ESTATE CO LTD               307,580
        72        MITSUBISHI TOKYO FINANCIAL             562,075
    30,096        MITSUI FUDOSAN CO LTD                  343,579
       103        MIZUHO HOLDINGS, INC                   397,717
     1,082        MUENCHENER RUECKVER AG. (REGD)         278,371
    20,067        NATIONAL AUSTRALIA BANK LTD            254,113
     2,382        NATIONAL BANK OF GREECE S.A.            51,282
    18,639     *  NEW WORLD DEVELOPMENT CO LTD            12,546
    31,000        NIKKO CORDIAL CORP                     164,719
    42,800        NOMURA HOLDINGS, INC                   559,386
    28,565        NORDEA AB                              139,238
     1,270        NORDEA AB (FINLAND)                      6,299
    80,979        NRMA INSURANCE GROUP LTD               119,090
       900        ORIX CORP                               75,170
    12,739        OVERSEAS-CHINESE BANKING CORP
                    LTD                                   68,153
     6,000        PARKWAY HOLDINGS LTD                     3,294
       171        POHJOLA INSURANCE CO LTD SERIES
                    B                                      2,787
       900        PROMISE CO LTD                          60,438
     3,102        PROVIDENT FINANCIAL PLC                 30,043
    27,313        PRUDENTIAL PLC                         280,993

16  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
    10,693        QBE INSURANCE GROUP LTD           $     30,342
     4,683        RAS S.P.A.                              56,295
    67,651        ROYAL & SUN ALLIANCE INSURANCE
                    GROUP PLC                            338,547
    87,894        ROYAL BANK OF SCOTLAND GROUP PLC     1,935,084
     3,717        SAMPO OYJ SERIES A SHS                  28,401
    11,562        SANPAOLO IMI S.P.A.                    121,301
     1,540        SCHRODERS PLC (NEW)                     14,734
     4,000        SEVENTY-SEVEN (77) BANK LTD             19,306
     8,000        SHIZUOKA BANK LTD                       60,102
     7,000        SINGAPORE EXCHANGE LTD                   4,002
     1,000        SINGAPORE LAND LTD                       1,936
    14,093        SINO LAND CO LTD                         3,930
    11,707        SKANDIA FORSAKRINGS AB                  63,649
     6,400        SKANDINAVISKA ENSKILDA BANKEN
                    SERIES A                              44,694
     5,263        SLOUGH ESTATES PLC                      25,912
     4,064        SOCIETE GENERALE (CLASS A)             202,821
    38,433        STOCKLAND TRUST GROUP (UNITS)           81,557
       171        STOCKLAND TRUST GROUP (NEW)                356
     2,653        STOREBRAND ASA                          15,852
     6,000        SUMITOMO MARINE & FIRE INSURANCE
                    CO                                    35,154
    63,845        SUMITOMO MITSUI BANKING CORP           457,682
    23,000        SUMITOMO REALTY & DEVELOPMENT CO
                    LTD                                  160,631
    11,000        SUMITOMO TRUST & BANKING CO LTD         54,478
    30,483        SUN HUNG KAI PROPERTIES LTD            194,244
    11,479        SUNCORP-METWAY LTD                      70,018
     2,000        SURUGA BANK LTD                         15,092
     7,651        SVENSKA HANDELSBANKEN SERIES A          99,332
     3,540        SWISS REINSURANCE CO                   348,192
     1,010        TAKEFUJI CORP                           79,694
       103        TK DEVELOPMENT AS                        2,232
    26,747        TOKIO MARINE & FIRE INSURANCE CO
                    LTD                                  246,747
       303     *  TOPDANMARK AS                            7,347
       823        TOWER LTD                                1,560
    16,868        UBS AG. (REGD)                         788,867
        32        UFJ HOLDINGS, INC                      159,019
       482        UNIBAIL S.A.                            23,923
    41,862        UNICREDITO ITALIANO S.P.A.             159,739
    14,056        UNITED OVERSEAS BANK LTD                76,393
     3,000        UNITED OVERSEAS LAND LTD                 2,717
     1,349        VALLEHERMOSO S.A.                        8,231
     1,701     *  WCM BETEILIGUNGS & GRUNDBESITZ
                    AG.                                   18,744
     5,731        WESTFIELD HOLDINGS LTD                  46,581
       703        WESTFIELD TRUST (NEW)                    1,147
    23,597        WESTFIELD TRUST (UNITS)                 39,826
    21,291        WESTPAC BANKING CORP                   139,640
     2,000        WING TAI HOLDINGS LTD                      719

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
    24,000        YASUDA FIRE & MARINE INSURANCE
                    CO LTD                          $    161,168
     1,141        ZURICH FINANCIAL SERVICES AG.          233,279
                                                    ------------
                  TOTAL FINANCIAL SERVICES            26,996,539
                                                    ------------
HEALTH CARE -- 8.68%
       841        ALTANA AG.                              40,975
     7,875        AMERSHAM PLC                            67,070
    23,498        ASTRAZENECA PLC (UNITED KINGDOM)     1,093,033
     8,886        AVENTIS S.A.                           674,109
     1,000        BANYU PHARMACEUTICAL CO LTD             18,635
     3,396     *  CELLTECH GROUP PLC                      34,588
     8,316        CHUGAI PHARMACEUTICAL CO LTD           129,350
     1,750        COCHLEAR LTD                            40,245
       159        COLOPAST AS                             10,807
     4,084        CSL LTD                                 90,595
     2,485        DAIICHI PHARMACEUTICAL CO LTD           52,148
     2,356        EISAI CO LTD                            57,154
     4,136     *  ELAN CORP PLC                          205,284
     2,151        F.H. FAULDING & CO LTD                  17,472
       452        FRESENIUS MEDICAL CARE AG.              34,380
     2,000        FUJISAWA PHARMACEUTICAL CO LTD          45,580
    19,600        GALEN HOLDINGS PLC                     185,079
     2,376        GAMBRO AB (CLASS A)                     13,697
       837        GAMBRO AB (CLASS B)                      4,825
       313        GEHE AG.                                13,249
    83,547        GLAXOSMITHKLINE PLC                  2,357,549
       747        H. LUNDBECK A/S                         17,382
       284        INSTRUMENTARIUM OYJ SERIES B
                    FREE                                   9,880
     3,669        KYOWA HAKKO KOGYO CO LTD                21,250
     1,785        LUXOTTICA GROUP S.P.A.                  25,587
       542        MERCK KGAA                              20,484
       220        NOBEL BIOCARE AB                         6,011
    38,032        NOVARTIS AG. (REGD)                  1,489,264
     3,012        NOVO NORDISK AS (CLASS B)              125,054
       151        OMEGA PHARMA S.A.                        6,153
       430        ORION-YHTYMA OYJ (CLASS B)               7,185
       400        PHONAK HOLDING AG. (REGD)                8,413
     1,378     *  QIAGEN NV                               20,204
    10,057        ROCHE HOLDING AG. (GENUSSCHEINE)       721,681
     7,514        SANKYO CO LTD                          132,770
     4,873        SANOFI-SYNTHELABO S.A.                 317,308
     2,378        SCHERING AG.                           118,418
     1,149        SERONO S.A. (CLASS B)                  867,159
     7,461        SHIONOGI & CO LTD                      140,289
    11,550        SMITH & NEPHEW PLC                      58,563
     1,543        SONIC HEALTHCARE LTD                     6,084
     2,267        SSL INTERNATIONAL PLC                   16,575
       120        SULZER MEDICA AG. (REGD)                 6,458
       400        SUZUKEN CO LTD                           6,782
        48        SYNTHES-STRATEC, INC                    31,475
     2,377        TAISHO PHARMACEUTICAL CO LTD            40,105
    18,081        TAKEDA CHEMICAL INDUSTRIES LTD         834,765
       126        TECAN GROUP AG. (REGD)                   7,794
     2,100        TERUMO CORP                             34,021
     1,170        UCB S.A.                                47,202

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  17

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
       319     *  WILLIAM DEMANT HOLDING            $      7,188
     4,000        YAMANOUCHI PHARMACEUTICAL CO LTD       107,445
     1,573        ZELTIA S.A.                             12,678
                                                    ------------
                  TOTAL HEALTH CARE                   10,457,451
                                                    ------------
OTHER -- 2.94%
     1,177        ADECCO S.A. (REGD)                      40,118
    12,938        AEGIS GROUP PLC                         15,211
     2,279        AMADEUS GLOBAL TRAVEL
                    DISTRIBUTION S.A.                     10,460
       276        AMER GROUP LTD PLC SERIES A              5,718
     2,973        AMEY PLC                                13,479
     3,659        ASSA ABLOY AB SERIES B                  41,159
     2,300        AUCKLAND INTERNATIONAL AIRPORT
                    LTD                                    3,134
    13,104        BAA PLC                                103,998
        30        BELLSYSTEM 24, INC                      11,395
       800        BENESSE CORP                            24,511
     6,926        CAPITA GROUP PLC                        37,561
    10,636        CHUBB PLC                               24,776
       766        DCC PLC                                  6,557
     2,284        DE LA RUE PLC                           14,837
     4,061        DEUTSCHE POST AG. (REGD)                61,023
     5,461        ELECTROCOMPONENTS PLC                   32,826
       100        FLUGHAFEN WIEN AG.                       2,731
    13,548        FUGRO NV                               674,286
       300        FUJI SOFT ABC, INC                      12,817
       175     *  GROUP 4 FALCK A/S                       19,289
     1,365        HAGEMEYER NV                            18,186
     1,000        HAW PAR CORP LTD                         1,879
    20,999        HAYS PLC                                47,219
       200        HITACHI SOFTWARE ENGINEERING CO
                    LTD                                    9,015
    36,533        HUTCHINSON WHAMPOA LTD                 271,673
       534     *  ISS - INTERNATIONAL SERVICE
                    SYSTEM AS                             27,795
    15,946        ITOCHU CORP                             40,022
       300        ITOCHU TECHNO-SCIENCE CORP              20,372
     7,000        KEPPEL CORP LTD                         11,334
     9,976        KIDDE PLC                                7,880
        83        KOBENHAVNS LUFTHAVNE AS                  4,066
       314        M.J. MAILLIS S.A.                        1,172
    15,000     *  MARUBENI CORP                           16,494
       400        MEITEC CORP                             10,408
    12,682        MITSUBISHI CORP                         90,699
    15,368        MITSUI & CO LTD                         87,205
         1        NET ONE SYSTEMS CO LTD                  14,270
       200        NIPPON SYSTEM DEVELOPMENT CO LTD         8,998
       799        OCE NV                                   5,675
       494        OM GRUPPEN AB                            3,496
       300        ORACLE CORP (JAPAN)                     27,499
       237     *  OSTASIATISKE KOMPAGNI                    5,224
     9,993     *  PACIFIC DUNLOP LTD                       3,550
    23,594        RENTOKIL INITIAL PLC                    85,303
     2,318        SECOM CO LTD                           119,470
     7,302        SECURICOR PLC                           12,556

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
     4,097        SECURITAS AB SERIES B FREE        $     66,056
     4,585        SERCO GROUP PLC                         19,710
        67        SGS SOCIETE GENERALE DE
                    SURVEILLANCE HOLDINGS S.A.             7,833
     2,514        SOFTBANK CORP                           44,527
     8,054        SOUTHCORP LTD                           30,008
     8,000        SUMITOMO CORP                           42,978
    12,300        SWIRE PACIFIC LTD (CLASS A)             46,285
     4,229        T.P.G. NV                               80,840
     4,785     *  TERRA LYCOS S.A.                        24,839
       231        TIS, INC                                 6,166
       200        TRANS COSMOS, INC                        4,667
    93,290        VEDIOR NV                              883,583
    10,704        WESFARMERS LTD                         156,677
    16,000        WHARF HOLDINGS LTD                      26,565
                                                    ------------
                  TOTAL OTHER                          3,548,080
                                                    ------------
PRODUCER DURABLES -- 2.72%
       636        ABB LTD                                  4,620
    12,707        ABB LTD (SWITZERLAND)                   91,184
       958        ADVANTEST CORP                          40,610
       481        AIXTRON AG.                              7,972
     2,534        ALSTOM                                  38,723
     2,331        AMADA CO LTD                            11,348
     1,000        AMANO CORP                               5,540
     2,412        ATLAS COPCO AB SERIES B FREE            39,567
     4,934        BALFOUR BEATTY PLC                      13,052
        68        BARCO (NEW) NV                           2,288
        78        BEWCKISER WASSER TECHNIK AG.             2,010
     6,721     *  CHARTERED SEMICONDUCTOR
                    MANUFACTURING LTD                     11,795
     1,000        DAIFUKU CO LTD                           4,071
     2,000        DAIKIN INDUSTRIES LTD                   28,288
     2,000        EBARA CORP                              14,102
     1,506        FANUC LTD                               56,508
        46        FISCHER (GEORGE) LTD (REGD)              8,252
     6,869        FKI PLC                                 14,360
       390        FLS INDUSTRIES AS (CLASS B)              3,439
     5,000        FUJI ELECTRIC CO LTD                    13,682
       300        FUJI MACHINE MANUFACTURING CO
                    LTD                                    4,104
    21,106        FUJITSU LTD                            176,990
    33,967     *  HITACHI LTD                            226,104
     8,000     *  HITACHI ZOSEN CORP                       5,708
     4,230        IMI PLC                                 14,298
    41,800        INVENSYS PLC                            21,501
    13,000     *  ISHIKAWAJIMA-HARIMA HEAVY
                    INDUSTRIES                            26,299
    14,000     *  KAWASAKI HEAVY INDUSTRIES LTD           14,689
       137        KCI KONECRANES INTERNATIONAL             3,393
    10,404        KOMATSU LTD                             37,553
        92        KOMORI CORP                              1,158
       135        KONE CORP SERIES B                       8,975
    19,381        KONINKLIJKE PHILIPS ELECTRONICS
                    NV                                   375,954
     1,000        KOYO SEIKO CO LTD                        3,903
    11,000        KUBOTA CORP                             30,932
     1,000        KURITA WATER INDUSTRIES LTD             12,171

18  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
PRODUCER DURABLES -- (CONTINUED)
       876     *  KVAERNER INDUSTRIER ASA SERIES A  $        969
       484     *  LOGITECH INTERNATIONAL (REGD)           11,167
       400        MABUCHI MOTOR CO LTD                    32,737
     1,204        MAKITA CORP                              6,518
     1,243        METSO OYJ                               10,029
    23,789     *  MITSUBISHI ELECTRIC CORP                83,869
    38,000        MITSUBISHI HEAVY INDUSTRIES LTD        131,738
     9,000     *  MITSUI ENGINEERING &
                    SHIPBUILDING CO LTD                   11,483
     1,000        MORI SEIKI CO LTD                        6,967
    18,733        NEC CORP                               153,002
       178     *  NEG MICON A/S                            4,796
     3,470        NIKON CORP                              24,321
       220        NKT HOLDING AS                           2,802
     5,592        NSK LTD                                 16,804
     4,704        NTN TOYO BEARING CO LTD                  9,990
     6,000     *  OKI ELECTRIC INDUSTRY CO LTD            15,965
     2,073        PACE MICRO TECHNOLOGY PLC                7,068
     1,000        SANDEN CORP                              3,273
     3,154        SANDVIK AB                              57,061
         8        SCHINDLER HOLDING LTD (REGD)            10,788
     2,056        SCHNEIDER ELECTRIC S.A.                 74,896
     8,000        SEMBCORP INDUSTRIES LTD                  6,431
       206     *  SGL CARBON AG.                           3,337
    15,744        SIEMENS AG. (REGD)                     600,626
    16,927        SINGAPORE TECHNOLOGIES
                    ENGINEERING LTD                       20,891
     1,400        SMC CORP                               110,350
     1,000        STANLEY ELECTRIC CO LTD                  7,034
        35        SULZER WINTERTHUR AG. (REGD)             5,239
     3,820     *  SUMITOMO HEAVY INDUSTRIES LTD            3,783
     1,054        SVENKA KULLAGERFABRIKEN AB
                    SERIES B                              14,375
       637     *  TANDBERG ASA                             9,515
     1,100        THK CO LTD                              11,080
     4,201        TOKYO ELECTRON LTD                     147,403
     2,182        TOMRA SYSTEMS ASA                       23,247
    36,488     *  TOSHIBA CORP                           139,667
     1,700        TOYOTA INDUSTRIES CORP                  28,468
     1,000        USHIO, INC                              12,834
        96        VA TECHNOLOGIE AG. (BR)                  2,047
     1,477        VESTAS WIND SYSTEMS A/S                 43,957
       436        WARTSILA OYJ SERIES B                    7,504
     3,000        YOKOGAWA ELECTRIC CORP                  21,732
                                                    ------------
                  TOTAL PRODUCER DURABLES              3,270,906
                                                    ------------
TECHNOLOGY -- 7.74%
    14,616        ALCATEL S.A.                           168,116
     1,556        ALPS ELECTRIC CO LTD                     9,208
       651        ALTRAN TECHNOLOGIES S.A.                26,886
     1,000        ANRITSU CORP                             7,009
    12,950     *  ARM HOLDINGS PLC                        44,583
     9,553        ASAHI GLASS CO LTD                      51,080
       141        ASCOM HOLDING AG. (REGD)                 2,180
    74,680     *  ASM LITHOGRAPHY HOLDING NV             831,102
     2,000        ASM PACIFIC TECHNOLOGY LTD               2,320

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
       221     *  ATOS ORIGIN                       $     15,497
       686     *  BUSINESS OBJECTS                        13,119
    17,922        CANON, INC                             491,941
     1,301        CAP GEMINI S.A.                         69,253
     3,241        CITIZEN WATCH CO LTD                    16,214
     7,741        CMG PLC                                 27,247
       467        COMPTEL OYJ                              1,275
     4,138        COMPUTERSHARE LTD                        9,066
       500        CREATIVE TECHNOLOGY LTD                  2,420
       882        CSK CORP                                18,139
     7,321        DAI NIPPON PRINTING CO LTD              73,560
     1,000        DAINIPPON SCREEN MANUFACTURING
                    CO LTD                                 2,635
       475        DASSAULT SYSTEMES S.A.                  14,470
     3,000        DATACRAFT ASIA LTD                       9,840
       430     *  EDB BUSINESS PARTNER ASA                 1,721
       603        EPCOS AG.                               19,412
     6,562        ERG LTD                                  1,878
    98,967        ERICSSON TELEFON (LM) AB SERIES
                    B                                    358,095
     1,237     *  FLEXTRONICS INTERNATIONAL LTD           20,459
     3,000        FUJIKURA LTD                            14,127
       200        FUJITSU SUPPORT & SERVICE, INC           5,254
     5,000        FURUKAWA ELECTRIC CO LTD                27,197
     7,239        FUTURIS CORP LTD                         5,465
     2,636        GETRONICS NV                             6,121
     1,500        HIROSE ELECTRIC CO LTD                  94,434
     2,000        HITACHI CABLE LTD                        7,269
     1,272        HOYA CORP                               66,200
     3,390        INFINEON TECHNOLOGIES AG.               41,678
       584        INTRACOM S.A.                            6,297
       172     *  IONA TECHNOLOGIES PLC                    1,474
   106,381        JOHNSON ELECTRIC HOLDINGS LTD           96,840
       700        KEYENCE CORP                            94,015
     1,000        KOKUYO CO LTD                            9,653
     3,000        KONICA CORP                             16,469
       288     *  KUDELSKI S.A. (BR)                       9,807
     1,970        KYOCERA CORP                           128,654
     1,000        KYOWA EXEO CORP                          8,755
     5,662        LOGICA PLC                              56,169
    38,288     *  MARCONI PLC                             10,269
     1,000        MATSUSHITA COMMUNICATION
                    INDUSTRIAL CO LTD                     27,532
     1,986     *  MERKANTILDATA ASA                        2,171
     3,000        MINEBEA CO LTD                          15,487
     6,805        MISYS PLC                               20,352
       700        MITSUMI ELECTRIC CO LTD                  7,638
     4,198        MURATA MANUFACTURING CO LTD            240,681
       177     *  NAVISION AS                              3,230
     1,294        NERA ASA                                 3,545
     2,000        NGK SPARK PLUG CO LTD                   14,320
       826        NIDEC CORP                              28,497
     1,000        NIPPON COMSYS CORP                      12,507
     3,000        NIPPON SHEET GLASS CO LTD               11,281
     1,500        NITTO DENKO CORP                        22,412
   142,982        NOKIA OYJ                            2,337,356
        17        NTT DATA COMMUNICATIONS SYSTEM
                    CORP                                  75,774

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  19

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     2,000        OLYMPUS OPTICAL CO LTD            $     28,120
     3,000        OMNI INDUSTRIES LTD                      4,823
     2,000        OMRON CORP                              26,005
        73     *  OPTICOM ASA                              1,489
       200     *  QPL INTERNATIONAL HOLDING
                    WTS 01/28/04                               5
    18,000        RICOH CO LTD                           271,065
     1,436        ROHM CO LTD                            139,827
    13,779        SAGE GROUP PLC                          33,110
        99        SAGEM S.A. (NEW)                         3,917
    19,431        SAP AG.                              2,052,732
       179        SOFTWARE AG (REGD)                       6,714
     9,683        SPIRENT PLC                             13,768
     2,000     *  ST ASSEMBLY TEST SERVICES                1,302
    16,859        STMICROELECTRONICS NV                  362,038
     6,778        SUMITOMO ELECTRIC INDUSTRIES LTD        60,707
     1,166        TAIYO YUDEN CO LTD                      14,446
       423     *  TANDBERG TELEVISION ASA                  1,740
     1,400        TDK CORP                                58,759
     1,083        TIETOENATOR OYJ                         20,465
    33,000        TOPPAN PRINTING CO LTD                 311,634
     1,000     *  TREND MICRO, INC                        17,166
        46        UNAXIS HOLDING AG.                       3,357
     6,801        VENTURE MANUFACTURING LTD
                    (SINGAPORE)                           33,690
     2,407        WM-DATA AB SERIES B                      4,151
     1,542        YAMAHA CORP                             11,131
                                                    ------------
                  TOTAL TECHNOLOGY                     9,319,816
                                                    ------------
TRANSPORTATION -- 1.45%
       744        AIR FRANCE                               8,130
     9,766     *  ALITALIA S.P.A.                          8,004
     6,000     *  ALL NIPPON AIRWAYS CO LTD               14,555
     3,953        ASSOCIATED BRITISH PORTS
                    HOLDINGS PLC                          23,006
       455     *  ATTICA ENTERPRISE HOLDING S.A.           1,674
       551        BERGESEN D.Y. AS (CLASS B)               8,386
    12,221        BRAMBLES INDUSTRIES LTD                 61,879
     9,109     *  BRAMBLES INDUSTRIES PLC                 43,040
     6,579     *  BRITISH AIRWAYS PLC                     17,404
    13,000        CATHAY PACIFIC AIRWAYS LTD              11,167
        12        CENTRAL JAPAN RAILWAY CO                84,109
        36        CMB CIE MARITIME BELGE S.A.              1,475
         4        DAMPSKIBSSELSKABET AF 1912
                    (CLASS B)                             23,515
         3        DAMPSKIBSSELSKABET SVENDBORG
                    (CLASS B)                             22,780
     2,322        DEUTSCHE LUFTHANSA AG. (REGD)           21,992
       178        DSV. DE SAMMENSLUTTEDE VOGNMAEND
                    SERIES B                               3,161
        72        EAST JAPAN RAILWAY CO                  434,550
     3,562        EXEL PLC                                27,745
     5,330        FIRSTGROUP PLC                          27,417
       413        FRONTLINE LTD                            3,748
     7,000        JAPAN AIRLINES CO LTD                   16,452
     2,000        KAMIGUMI CO LTD                          8,595

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
     5,000        KAWASAKI KISEN KAISHA LTD         $      7,260
     5,000        KEIHIN ELECTRIC EXPRESS RAILWAY
                    CO LTD                                19,936
     6,000        KEIO ELECTRIC RAILWAY CO LTD            35,255
    18,614        KINKI NIPPON RAILWAY CO LTD             74,374
       312        KLM (ROYAL DUTCH AIRLINES) NV            2,514
    26,809        MAYNE NICKLESS LTD                      93,538
     1,000        MITSUBISHI LOGISTICS CORP                9,384
     8,000        MITSUI OSK LINES LTD                    16,721
    16,500        MTR CORP                                22,107
     8,000     *  NEPTUNE ORIENT LINES LTD                 3,623
     9,179        NIPPON EXPRESS CO LTD                   34,826
    12,000        NIPPON YUSEN KABUSHIKI KAISHA           37,270
     8,885        PENINSULAR & ORIENTAL STEAM
                    NAVIGATION CO                         24,027
     6,395        RAILTRACK GROUP PLC                     24,530
     3,074        RYANAIR HOLDINGS PLC                    25,111
       927     *  SAS AB                                   4,779
     2,000        SEINO TRANSPORTATION CO LTD              8,897
     2,000        SEMBCORP LOGISTICS LTD                   2,038
    14,255        SINGAPORE AIRLINES LTD (LR)             64,562
     6,000        SMRT CORP LTD                            2,666
    13,156        STAGECOACH GROUP PLC                    13,583
     9,000        TOBU RAILWAY CO LTD                     28,632
    35,000        TOKYU CORP                             159,237
        13        WEST JAPAN RAILWAY CO                   73,113
     4,405        YAMATO TRANSPORT CO LTD                 87,819
                                                    ------------
                  TOTAL TRANSPORTATION                 1,748,586
                                                    ------------
UTILITIES -- 11.72%
     1,024        ACEA S.P.A.                              6,472
       725        AGUAS DE BARCELONA S.A.                  9,633
       311        ATHENS WATER SUPPLY & SEWAGE             1,733
     4,030        AUSTRALIAN GAS LIGHT CO LTD             16,904
     1,158        AUTOPISTAS CONCESIONARIA
                    ESPANOLA S.A.                         10,029
    11,250        AUTOSTRADE S.P.A.                       71,718
     3,333        AWG PLC                                 28,656
   679,140     *  AWG PLC (REDEEMABLE)                       898
   793,390     *  AWG PLC (REDEEMABLE SHS)                 1,049
     1,807        BOUYGUES S.A.                           46,637
     2,047        BRISA-AUTO ESTRADAS DE PORTUGAL
                    S.A.                                  18,642
   154,454     *  BRITISH TELECOMMUNICATIONS PLC         771,803
    37,161        CABLE & WIRELESS PLC                   153,059
     7,800        CHUBU ELECTRIC POWER CO, INC           171,543
    24,360        CLP HOLDINGS LTD                        93,698
     3,500        CONTACT ENERGY LTD                       4,840
    46,482        DEUTSCHE TELEKOM AG. (REGD)            728,102
       116     *  E.BISCOM S.P.A.                          3,352
     8,086        E.ON AG.                               418,937
    11,817        EIRCOM PLC                              14,528
       406        ELECTRABEL S.A.                         85,411
    25,362        ELECTRICIDADE DE PORTUGAL S.A.          65,596
   511,519        ELECTRONICS BOUTIQUE PLC               653,545
    11,771        ENDESA S.A.                            182,775
    27,663        ENEL S.P.A.                            162,242

20  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
UTILITIES -- (CONTINUED)
     6,179        FRANCE TELECOM S.A.               $    194,815
     2,019        GN STORE NORD AS (GN GREAT)
                    NORDIC                                 9,495
     3,279        HELLENIC TELECOMMUNICATIONS
                    ORGANIZATION                          53,094
    49,000        HONGKONG ELECTRIC HOLDINGS LTD         188,473
     9,955        IBERDROLA S.A.                         135,538
    13,853     *  INTERNATIONAL POWER PLC                 42,959
     9,300        KANSAI ELECTRIC POWER CO, INC          156,132
     4,959        KELDA GROUP PLC                         27,330
    12,099     *  KPN NV                                  33,055
     5,000        KYUSHU ELECTRIC POWER CO                88,978
    18,645        NATIONAL GRID GROUP PLC                117,830
        81        NIPPON TELEGRAPH & TELEPHONE
                    CORP                                 378,041
        72        NTT DOCOMO, INC                        973,055
        76        OESTERREICHISCHE
                    ELEKTRIZITAETSWIRSCHAFTS AG.
                    (CLASS A)                              6,436
   119,839     *  PACIFIC CENTURY CYBERWORKS LTD          29,500
     2,138        PANAFON HELLENIC TELECOM S.A.            8,489
    12,682     *  PORTUGAL TELECOM S.A. (REGD)            92,165
     5,129        RHEIN-WESTFALEN ELECTRIC AG.           205,992
    10,719        SCOTTISH & SOUTHERN ENERGY PLC         102,084
    24,671        SCOTTISH POWER PLC                     148,299
     4,293        SEVERN TRENT PLC                        46,090
    50,000        SINGAPORE TELECOMMUNICATIONS LTD        51,235
     4,341        SONERA GROUP OYJ                        11,781
     1,264     *  SONG NETWORKS HOLDING AB                   521
       500     *  SUEZ LYONNAISE DES EAUX (STRIP
                    VVPR)                                      4
       500        SUEZ LYONNAISE DES EAUX                 16,597
    10,152        SUEZ S.A.                              337,460
       331        SWISSCOM AG. (REGD)                     93,370
     1,769        TDC AS                                  61,963
     1,187     *  TELE2 AB SERIES B                       29,374
    14,636        TELECOM CORP OF NEW ZEALAND LTD         26,256
    52,410        TELECOM ITALIA MOBILE S.P.A.           254,401
    58,856        TELECOM ITALIA S.P.A.                  444,349

----------------------------------------------------------------
PRINCIPAL/SHARES                                       VALUE
----------------------------------------------------------------
    75,802     *  TELEFONICA S.A.                   $    838,066
     1,141     *  TELEKOM AUSTRIA AG.                      7,014
     6,137        TELENOR ASA                             22,833
    18,625     *  TELEWEST COMMUNICATIONS PLC              8,211
    11,713        TELIA AB                                50,726
    30,829        TELSTRA CORP LTD                        79,722
     1,517     *  TISCALI S.P.A.                           7,266
    16,961        TOHOKU ELECTRIC POWER CO, INC          305,392
    28,954        TOKYO ELECTRIC POWER CO, INC           720,196
     3,573        UNION ELECTRICA FENOSA S.A.             52,876
     1,709     *  UNITED PAN-EUROPE COMMUNICATIONS
                    NV (CLASS A)                             560
     7,030        UNITED UTILITIES PLC                    65,401
 1,035,869        VODAFONE GROUP PLC                   2,283,625
    72,080        VODAFONE GROUP PLC (SPON ADR)        1,582,877
                                                    ------------
                  TOTAL UTILITIES                     14,111,728
                                                    ------------
TOTAL COMMON STOCK
(Cost $140,711,184)                                  115,932,565
                                                    ------------
SHORT TERM INVESTMENT -- 5.21%
U.S. GOVERNMENT AND AGENCY -- 5.21%
                  FEDERAL HOME LOAN BANK (FHLB)
$6,280,000        3.150%, 10/01/01                     6,280,000
                                                    ------------
TOTAL SHORT TERM INVESTMENT
(Cost $6,280,000)                                      6,280,000
                                                    ------------
TOTAL PORTFOLIO -- 101.56%
(Cost $147,161,599)                                  122,320,467
OTHER ASSETS AND LIABILITIES, NET -- (1.56%)          (1,884,776)
                                                    ------------
NET ASSETS -- 100.00%                               $120,435,691
                                                    ============

---------------
* Non-income producing

At September 30, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $152,397,628. Net unrealized depreciation of portfolio investments aggregated $30,077,161 of which $1,371,349 related to appreciated portfolio investments and $31,448,510 related to depreciated portfolio investments.

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  21

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND
                            STATEMENT OF INVESTMENTS

                               September 30, 2001

-----------------------------------------------------------------
PRINCIPAL/SHARES                                        VALUE
-----------------------------------------------------------------
CORPORATE BOND -- 0.01%

TECHNOLOGY -- 0.01%
                     MAYAN NETWORKS
$     53,000         5.250%, 11/01/05                $     16,430
                                                     ------------
                     TOTAL TECHNOLOGY                      16,430
                                                     ------------
TOTAL CORPORATE BOND
(Cost $80,000)                                             16,430
                                                     ------------
COMMON STOCK -- 99.78%

AEROSPACE AND DEFENSE -- 0.60%
         150      *  ALLIANT TECHSYSTEMS, INC              12,840
       5,500         BOEING CO                            184,250
         100      *  DRS TECHNOLOGIES, INC                  3,475
       3,000      *  ECHOSTAR COMMUNICATIONS CORP
                       (CLASS A)                           69,810
         100         ENGINEERED SUPPORT SYSTEMS,
                       INC                                  4,710
      42,965      *  GENERAL MOTORS CORP (CLASS H)        572,723
         200      *  PANAMSAT CORP                          4,664
         300      *  PEGASUS COMMUNICATIONS CORP            2,100
       1,300         PERKINELMER, INC                      34,112
         400      *  TELEDYNE TECHNOLOGIES, INC             6,380
         200      *  VIASAT, INC                            3,568
                                                     ------------
                     TOTAL AEROSPACE AND DEFENSE          898,632
                                                     ------------
BASIC INDUSTRIES -- 0.35%
         100      *  AEP INDUSTRIES, INC                    2,500
       1,100         ALCOA, INC                            34,111
         700      *  AMERICAN STANDARD COS, INC            38,500
         100         APTARGROUP, INC                        3,180
         200         ARCH COAL, INC                         3,120
         200         BLACK & DECKER CORP                    6,240
         100      *  BUCKEYE TECHNOLOGIES, INC                990
         300      *  CABOT MICROELECTRONICS CORP           14,493
         300         CAMBREX CORP                          10,059
         100         CARLISLE COS, INC                      2,803
         200         CENTURY ALUMINUM CO                    1,602
         400      *  COLLINS & AIKMAN CORP                  2,460
         300         CONSOL ENERGY, INC                     6,429
         200      *  CORVAS INTERNATIONAL, INC              1,150
         700      *  DAL-TILE INTERNATIONAL, INC           10,773
         300      *  DIONEX CORP                            7,566
         400      *  EARTHSHELL CORP                          880
       1,500         ECOLAB, INC                           54,495
         200         ELCOR CORP                             4,306
         200      *  ENERGY CONVERSION DEVICES, INC         3,288
         100         FERRO CORP                             2,318
       1,600         FREEPORT-MCMORAN COPPER &
                       GOLD, INC (CLASS B)                 17,584
         100         GENTEK, INC                              325
         300         GEORGIA GULF CORP                      4,821
         500         GEORGIA-PACIFIC CORP (TIMBER
                       GROUP)                              18,110
         100         GRANITE CONSTRUCTION, INC              2,564
       1,400         HOMESTAKE MINING CO                   13,020
         200      *  INSITUFORM TECHNOLOGIES, INC
                       (CLASS A)                            3,410
         200      *  IVEX PACKAGING CORP                    3,410
       1,100         KIMBERLY-CLARK CORP                   68,200
         300      *  LONE STAR TECHNOLOGIES, INC            3,720
         200         MACDERMID, INC                         2,548
         400      *  MATTSON TECHNOLOGY, INC                1,600
         500         METRIS COS, INC                       12,375

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
         100      *  MOBILE MINI, INC                $      2,596
       1,200         NEWMONT MINING CORP                   28,320
         100      *  NVR, INC                              14,051
         300      *  OAKLEY, INC                            3,765
         300      *  PACKAGING CORP OF AMERICA              4,635
         100         PEABODY ENERGY CORP                    2,410
         100      *  PENWEST PHARMACEUTICALS CO             1,723
         400      *  SCICLONE PHARMACEUTICALS, INC          1,340
       1,100      *  SEALED AIR CORP                       40,139
         500      *  SHAW GROUP, INC                       14,085
         100      *  SIMPSON MANUFACTURING CO, INC          5,300
         900         SOLUTIA, INC                          11,160
         100         SPARTECH CORP                          2,068
         200      *  STEEL DYNAMICS, INC                    1,978
         500      *  STILLWATER MINING CO                  10,060
         100      *  TREX CO, INC                           1,745
         100         VULCAN MATERIALS CO                    4,320
         200         WD-40 CO                               4,110
         100         WILLAMETTE INDUSTRIES, INC             4,499
                                                     ------------
                     TOTAL BASIC INDUSTRIES               521,254
                                                     ------------
CONSUMER CYCLICAL -- 12.51%
         400      *  99 CENTS ONLY STORES                  12,940
       1,300      *  ABERCROMBIE & FITCH CO (CLASS
                       A)                                  22,867
         100      *  ACCLAIM ENTERTAINMENT, INC               268
         100      *  ACKERLEY GROUP, INC                    1,070
         100      *  ACTION PERFORMANCE COS, INC            1,821
         400      *  ACTV, INC                                816
         550         ADVANCED MARKETING SERVICES,
                       INC                                  8,442
         100      *  ALEXANDER'S, INC                       6,090
         100      *  AMC ENTERTAINMENT, INC                 1,050
         700      *  AMERICAN EAGLE OUTFITTERS, INC        13,930
       1,100      *  AMERICREDIT CORP                      34,782
         100      *  ANCHOR GAMING CO                       4,150
         100      *  ANNTAYLOR STORES CORP                  2,192
     141,300      *  AOL TIME WARNER, INC               4,677,030
       1,200      *  APOLLO GROUP, INC (CLASS A)           50,436
         100      *  APOLLO GROUP, INC (UNIVERSITY
                       OF PHOENIX ONLINE)                   3,096
         300         APPLEBEE'S INTERNATIONAL, INC          8,850
         300      *  ARGOSY GAMING CO                       7,860
         200      *  BALLY TOTAL FITNESS HOLDINGS
                       CORP                                 4,062
         200         BARNES GROUP, INC                      4,260
         100      *  BEASLEY BROADCAST GROUP, INC
                       (CLASS A)                            1,025
       3,900      *  BED BATH & BEYOND, INC                99,294
         200         BIG LOTS, INC                          1,658
         200         BLOCKBUSTER, INC (CLASS A)             4,380
       1,000      *  BOYDS COLLECTION LTD                   8,250
         200      *  BRINKER INTERNATIONAL, INC             4,724
         100      *  BUCA, INC                              1,122
         200      *  CABLEVISION SYSTEMS (RAINBOW
                       MEDIA GROUP)                         4,050
         100      *  CALIFORNIA PIZZA KITCHEN, INC          1,584
         300         CALLAWAY GOLF CO                       3,840
         600      *  CATALINA MARKETING CORP               16,800
         500      *  CEC ENTERTAINMENT, INC                17,050
         200      *  CHARLOTTE RUSSE HOLDING, INC           2,598
         300      *  CHICO'S FAS, INC                       7,065
         200      *  CHILDREN'S PLACE RETAIL
                       STORES, INC                          3,586

22  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
         700      *  CHOICE HOTELS INTERNATIONAL,
                       INC                           $     11,550
         200      *  CHRISTOPHER & BANKS CORP               6,022
      28,748      *  CLEAR CHANNEL COMMUNICATIONS,
                       INC                              1,142,733
         350      *  COLUMBIA SPORTSWEAR CO                 7,770
       3,300      *  COMCAST CORP (CLASS A) SPECIAL       118,371
         500      *  COPART, INC                           14,005
       8,485      *  COX COMMUNICATIONS, INC (CLASS
                       A)                                 354,248
         300      *  COX RADIO, INC (CLASS A)               6,051
         100         CPI CORP                               1,437
         200      *  CROWN MEDIA HOLDINGS, INC
                       (CLASS A)                            2,050
       1,100         DANAHER CORP                          51,898
         100         DARDEN RESTAURANTS, INC                2,625
         200      *  DIGITAL GENERATION SYSTEMS,
                       INC                                    284
         600      *  DIRECT FOCUS, INC                     11,940
       3,700         DOLLAR GENERAL CORP                   43,290
       1,200      *  DOLLAR TREE STORES, INC               22,500
         200         DONALDSON CO, INC                      5,764
         100         DOVER DOWNS ENTERTAINMENT, INC         1,238
         300         DOW JONES & CO, INC                   13,629
         100      *  ENTRAVISION COMMUNICATIONS
                       CORP (CLASS A)                         855
         300         FACTSET RESEARCH SYSTEMS, INC          7,278
       2,000         FAMILY DOLLAR STORES, INC             55,040
         200      *  FOOTSTAR, INC                          6,920
         100         FOREST CITY ENTERPRISES, INC
                       (CLASS A)                            4,800
         200      *  FOSSIL, INC                            3,142
         200      *  FOX ENTERTAINMENT GROUP, INC
                       (CLASS A)                            3,820
       8,500         GAP, INC                             101,575
       9,000      *  GEMSTAR-TV GUIDE
                       INTERNATIONAL, INC                 177,390
         300      *  GENESCO, INC                           4,875
         300      *  GENESISINTERMEDIA, INC                 1,770
       1,000      *  GENTEX CORP                           23,890
         100      *  GLOBAL SPORTS, INC                     1,165
         400         GRACO, INC                            12,080
         100      *  GROUP 1 AUTOMOTIVE, INC                2,655
         300      *  GUITAR CENTER, INC                     3,570
         100      *  GULFMARK OFFSHORE, INC                 2,400
      26,580         HARLEY-DAVIDSON, INC               1,076,490
         100         HARMAN INTERNATIONAL
                       INDUSTRIES, INC                      3,350
         800      *  HISPANIC BROADCASTING CORP            12,880
         400      *  HOLLYWOOD ENTERTAINMENT CORP           4,700
         200      *  HOT TOPIC, INC                         5,020
         200      *  INFORMATION HOLDINGS, INC              3,928
       1,000      *  INTERNATIONAL GAME TECHNOLOGY
                       CO                                  42,500
         100         INTERNATIONAL SPEEDWAY CORP
                       (CLASS A)                            3,483
       4,500         INTERPUBLIC GROUP OF COS, INC         91,800
         300      *  INTERTAN, INC                          2,355
       1,100         INTIMATE BRANDS, INC (CLASS A)         9,900
         500      *  JACK IN THE BOX, INC                  14,000
       1,100      *  JONES APPAREL GROUP, INC              28,039
         100      *  KENNETH COLE PRODUCTIONS, INC
                       (CLASS A)                            1,265
         100      *  KEY3MEDIA GROUP, INC                     396

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
         400         KNIGHT RIDDER, INC              $     22,340
       8,100      *  KOHL'S CORP                          388,800
         600      *  KRISPY KREME DOUGHNUTS, INC           17,760
         200      *  LANDS' END, INC                        5,780
         500         LEE ENTERPRISES, INC                  15,835
         100         LIBBEY, INC                            3,225
         200      *  LIBERTY DIGITAL, INC (CLASS A)           802
      69,620      *  LIBERTY MEDIA CORP (CLASS A)         884,174
         500      *  LINENS 'N THINGS, INC                  9,290
         100      *  LODGENET ENTERTAINMENT CORP            1,099
         100      *  MADDEN (STEVEN) LTD                    1,015
         300         MARRIOTT INTERNATIONAL, INC
                       (CLASS A)                           10,020
         100      *  MARTHA STEWART LIVING
                       OMNIMEDIA, INC (CLASS A)             1,490
         600         MAYTAG CORP                           14,784
         900         MCGRAW-HILL COS, INC                  52,380
         100      *  MEDIACOM COMMUNICATIONS CORP           1,303
         200      *  MEDIS TECHNOLOGIES LTD                 1,262
         300      *  MEN'S WEARHOUSE, INC                   5,424
         450      *  METRO ONE TELECOMMUNICATIONS,
                       INC                                 10,440
         200      *  METRO-GOLDWYN-MAYER, INC               3,390
         100      *  MGM MIRAGE                             2,248
         300      *  MICHAELS STORES, INC                  10,962
         300      *  MICROS SYSTEMS, INC                    5,331
         200      *  MIDWAY GAMES, INC                      2,422
         400      *  MSC INDUSTRIAL DIRECT CO
                       (CLASS A)                            6,372
         100      *  MTR GAMING GROUP, INC                    927
          93         NEWS CORP LTD (ORD)                    1,979
      14,722         NIKE, INC (CLASS B)                  689,136
         100      *  O'CHARLEYS, INC                        1,715
         300      *  O'REILLY AUTOMOTIVE, INC               8,595
      18,378         OMNICOM GROUP, INC                 1,192,732
         100         OSHKOSH B'GOSH, INC (CLASS A)          2,600
         100         OSHKOSH TRUCK CORP                     3,622
         100      *  OUTBACK STEAKHOUSE, INC                2,561
         100      *  P.F. CHANG'S CHINA BISTRO, INC         3,592
         400      *  PACIFIC SUNWEAR OF CALIFORNIA,
                       INC                                  5,500
         100      *  PANERA BREAD CO (CLASS A)              3,499
         200      *  PAPA JOHN'S INTERNATIONAL, INC         5,210
         100      *  PARKERVISION, INC                      1,804
         100      *  PENN NATIONAL GAMING, INC              1,640
         400      *  PERFORMANCE FOOD GROUP CO             11,412
         200         PIER 1 IMPORTS, INC                    1,660
         600      *  PINNACLE SYSTEMS, INC                  1,746
         200      *  PIXAR, INC                             8,080
         100      *  PLATO LEARNING, INC                    2,414
         300         POLARIS INDUSTRIES, INC               11,514
         300      *  PRESSTEK, INC                          1,860
       2,868      *  PRIMEDIA, INC                          6,739
         400      *  PRIVATE MEDIA GROUP, INC               3,100
         200      *  QUIKSILVER, INC                        2,470
         100      *  RARE HOSPITALITY
                       INTERNATIONAL, INC                   1,554
         500         READER'S DIGEST ASSOCIATION,
                       INC (CLASS A) (NON-VOTE)             9,195
         100      *  REGENT COMMUNICATIONS, INC               602
         100         REGIS CORP                             2,096
         100      *  RENT-A-CENTER, INC                     2,325
         700         RUBY TUESDAY, INC                     10,990

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  23

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
         100      *  SAGA COMMUNICATIONS, INC
                       (CLASS A)                     $      1,731
         200      *  SCHOLASTIC CORP                        8,700
         200      *  SCOTTS CO (CLASS A)                    6,820
         300      *  SCP POOL CORP                          6,405
         100      *  SHUFFLE MASTER, INC                    1,261
         600      *  SIRIUS SATELLITE RADIO, INC            2,154
         100      *  SKILLSOFT CORP                         1,598
         200      *  SONIC AUTOMOTIVE, INC                  2,720
         400      *  SONIC CORP                            12,128
         300      *  SOTHEBY'S HOLDINGS, INC (CLASS
                       A)                                   3,597
         500      *  SPANISH BROADCASTING SYSTEM,
                       INC (CLASS A)                        3,545
         100      *  SPEEDWAY MOTORSPORTS, INC              1,988
         400      *  SPORTS RESORTS INTERNATIONAL,
                       INC                                  2,876
         100      *  SPX CORP                               8,290
       5,200      *  STARBUCKS CORP                        77,688
         400      *  STATION CASINOS, INC                   3,360
         100      *  STEIN MART, INC                          820
         300      *  STELLENT, INC                          4,320
         200      *  SYLVAN LEARNING SYSTEMS, INC           4,580
         300         TALBOTS, INC                           6,735
         300         TANGER FACTORY OUTLET CENTERS,
                       INC                                  6,210
       6,800         TARGET CORP                          215,900
         800      *  THE CHEESECAKE FACTORY, INC           19,160
         300      *  THQ, INC                              12,945
      14,476         TIFFANY & CO                         313,405
         200      *  TIMBERLAND CO (CLASS A)                5,420
       3,900         TJX COS, INC                         128,310
         400      *  TOO, INC                               8,396
         500      *  TOPPS CO, INC                          4,800
         800      *  U.S.A. NETWORKS, INC                  14,384
         200      *  UNIVERSAL ELECTRONICS, INC             3,016
       2,200      *  UNIVISION COMMUNICATIONS, INC
                       (CLASS A)                           50,490
         100      *  VANS, INC                              1,149
         200      *  VASTERA, INC                           2,240
         100      *  VENATOR GROUP, INC                     1,525
      33,976      *  VIACOM, INC (CLASS B)              1,172,172
      91,700         WAL-MART STORES, INC               4,539,150
         200      *  WET SEAL, INC (CLASS A)                3,682
         600         WILEY (JOHN) & SONS, INC
                       (CLASS A)                           12,528
         600      *  WILLIAMS-SONOMA, INC                  14,286
         100      *  WMS INDUSTRIES, INC                    1,749
         100         WOODWARD GOVERNOR CO                   4,845
         100      *  WORLD WRESTLING FEDERATION
                       ENTERTAINMENT, INC                   1,320
         100      *  YOUNG BROADCASTING, INC (CLASS
                       A)                                   1,450
         300      *  ZOMAX, INC                             1,629
                                                     ------------
                     TOTAL CONSUMER CYCLICAL           18,756,068
                                                     ------------
CONSUMER NON-CYCLICAL -- 9.82%
         100      *  1-800-FLOWERS.COM, INC                 1,206
         340      *  7-ELEVEN, INC                          3,281
       2,400      *  AMAZON.COM, INC                       14,328
         200      *  AMERICAN ITALIAN PASTA CO
                       (CLASS A)                            8,650
       5,300         ANHEUSER-BUSCH COS, INC              221,964

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
         500      *  AUTOZONE, INC                   $     25,930
      24,800         AVON PRODUCTS, INC                 1,147,000
         100      *  BARNES & NOBLE, INC                    3,610
       2,300      *  BEST BUY CO, INC                     104,535
       1,000      *  BJ'S WHOLESALE CLUB, INC              47,610
         400         BLYTH, INC                             7,956
         500      *  CADIZ, INC                             4,285
       1,300         CAMPBELL SOUP CO                      36,400
         100         CARTER-WALLACE, INC                    2,043
         600      *  CDW COMPUTER CENTERS, INC             21,708
         100      *  CHEAP TICKETS, INC                     1,639
         500         CHURCH & DWIGHT CO, INC               12,925
         500      *  COACH, INC                            13,255
      24,100         COCA COLA CO                       1,129,085
         700         COCA COLA ENTERPRISES, INC            10,738
       9,500         COLGATE-PALMOLIVE CO                 553,375
         100      *  CONSTELLATION BRANDS, INC
                       (CLASS A)                            4,166
         300      *  COST PLUS, INC                         5,508
         700      *  COSTCO WHOLESALE CORP                 24,892
       4,700         CVS CORP                             156,040
         600      *  DEL MONTE FOODS CO                     4,620
         500         DELTA & PINE LAND CO                   8,490
         600         DIAL CORP                              9,930
         200         DREYER'S GRAND ICE CREAM, INC          5,810
         200      *  DUANE READE, INC                       6,000
         100      *  ELECTRONICS BOUTIQUE HOLDINGS
                       CORP                                 2,695
         100      *  EXPEDIA, INC (CLASS A)                 2,429
         200      *  FACTORY 2-U STORES, INC                2,800
         400         FASTENAL CO                           22,792
         200         FLEMING COS, INC                       5,900
         100      *  FTI CONSULTING, INC                    2,940
      45,200         GILLETTE CO                        1,346,960
         100      *  GREEN MOUNTAIN COFFEE, INC             2,305
         500      *  HAIN CELESTIAL GROUP, INC              9,205
       1,700         HEINZ (H.J.) CO                       71,655
         200         HERSHEY FOODS CORP                    13,074
      80,700         HOME DEPOT, INC                    3,096,459
         500      *  INSIGHT ENTERPRISES, INC               7,070
       1,300         KELLOGG CO                            39,000
       8,335         KRAFT FOODS, INC (CLASS A)           286,473
      11,000      *  KROGER CO                            271,040
       8,000         LAUDER (ESTEE) COS (CLASS A)         265,200
      10,600         LOWE'S COS                           335,490
         200         MCCORMICK & CO, INC (NON-VOTE)         9,160
       1,000         MILLER (HERMAN), INC                  19,470
         500      *  NBTY, INC                              6,580
         100         ONEIDA LTD                             1,435
       1,100         PEPSI BOTTLING GROUP, INC             50,677
      36,570         PEPSICO, INC                       1,773,645
         900      *  PERRIGO CO                            13,635
         600      *  PETSMART, INC                          4,224
      24,900         PHILIP MORRIS COS, INC             1,202,421
       1,600      *  PRICELINE.COM, INC                     6,064
       3,500         PROCTER & GAMBLE CO                  254,765
       2,400         RADIOSHACK CORP                       58,200
       1,800         RALSTON PURINA CO                     59,040
         200      *  REVLON, INC (CLASS A)                  1,050
       3,100      *  RITE AID CORP                         23,932
      13,655      *  SAFEWAY, INC                         542,376
       4,620         SARA LEE CORP                         98,406
         300      *  SKECHERS USA, INC (CLASS A)            3,504

24  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
CONSUMER NON-CYCLICAL -- (CONTINUED)
         100         SLI, INC                        $        259
       4,800      *  STAPLES, INC                          63,936
         400      *  STAR SCIENTIFIC, INC                   1,104
         100      *  TICKETMASTER (CLASS B)                 1,035
         200         TOOTSIE ROLL INDUSTRIES, INC           7,652
         100      *  TRIARC COS, INC                        2,310
         200      *  TUESDAY MORNING CORP                   1,836
         400         TUPPERWARE CORP                        7,976
         200      *  TWEETER HOME ENTERTAINMENT
                       GROUP, INC                           2,728
         100      *  UNITED NATURAL FOODS, INC              1,818
       1,150         UST, INC                              38,180
         400      *  VALUEVISION INTERNATIONAL, INC
                       (CLASS A)                            5,160
      29,300         WALGREEN CO                        1,008,799
         600      *  WHOLE FOODS MARKET, INC               18,846
         650      *  WILD OATS MARKETS, INC                 5,161
         200         WINN-DIXIE STORES, INC                 2,290
         900         WRIGLEY (WM) JR CO                    46,170
         200      *  YANKEE CANDLE CO                       3,420
                                                     ------------
                     TOTAL CONSUMER NON-CYCLICAL       14,727,730
                                                     ------------
ENERGY -- 1.74%
       3,400         ANADARKO PETROLEUM CORP              163,472
       9,700         APACHE CORP                          417,100
         100      *  ATWOOD OCEANICS, INC                   2,600
      26,000         BAKER HUGHES, INC                    752,700
         200         BERRY PETROLEUM CO (CLASS A)           3,090
       2,200      *  BJ SERVICES CO                        39,138
         400      *  BROWN (TOM), INC                       8,360
       1,100         BURLINGTON RESOURCES, INC             37,631
         200         CABOT OIL & GAS CORP (CLASS A)         3,990
         500      *  CAL DIVE INTERNATIONAL, INC            8,330
         500      *  CAPSTONE TURBINE CORP                  3,020
         100         CARBO CERAMICS, INC                    2,770
       1,600      *  CHESAPEAKE ENERGY CORP                 9,040
         200      *  CLAYTON WILLIAMS ENERGY, INC           1,864
         700      *  COOPER CAMERON CORP                   22,960
         100      *  DENBURY RESOURCES, INC                   829
       8,800         DIAMOND OFFSHORE DRILLING, INC       221,936
         100      *  DRIL-QUIP, INC                         1,550
         300      *  ENERGY PARTNERS LTD                    2,094
       1,400         ENSCO INTERNATIONAL, INC              20,468
       1,000         EOG RESOURCES, INC                    28,930
         200      *  EVERGREEN RESOURCES, INC               6,790
         100      *  FOREST OIL CORP                        2,480
         300         FRONTIER OIL CORP                      5,145
       1,800      *  GLOBAL MARINE, INC                    25,200
         100      *  GRANT PRIDECO, INC                       609
       2,600      *  GREY WOLF, INC                         4,680
         200      *  GULF ISLAND FABRICATION, INC           1,704
       6,000         HALLIBURTON CO                       135,300
         900      *  HANOVER COMPRESSOR CO                 19,476
       4,200         HELMERICH & PAYNE, INC               109,620
         200         HOLLY CORP                             3,616
         100      *  HORIZON OFFSHORE, INC                    610
         100      *  HOUSTON EXPLORATION CO                 2,480
         154         KERR-MCGEE CORP                        7,994
       1,600      *  KEY ENERGY SERVICES, INC              10,176
         300      *  LOUIS DREYFUS NATURAL GAS CORP        11,670
         100      *  MAGNUM HUNTER RESOURCES, INC             949
         500      *  MAVERICK TUBE CORP                     4,530

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
         100      *  MERIDIAN RESOURCE CORP          $        325
         300         MITCHELL ENERGY & DEVELOPMENT
                       CORP (CLASS A)                      15,036
         400         MURPHY OIL CORP                       28,944
       1,700      *  NABORS INDUSTRIES, INC                35,649
       1,100      *  NATIONAL-OILWELL, INC                 15,950
         400      *  NEWFIELD EXPLORATION CO               11,680
       1,500      *  NOBLE DRILLING CORP                   36,000
       1,300         OCEAN ENERGY, INC (NEW)               21,190
         200      *  OSCA, INC                              3,100
         100         PATINA OIL & GAS CORP                  2,300
         900      *  PATTERSON-UTI ENERGY, INC             11,124
         200      *  PLAINS RESOURCES, INC                  5,200
         500         POGO PRODUCING CO                     11,750
         800      *  PRIDE INTERNATIONAL, INC               7,840
         700      *  PRIMA ENERGY CORP                     15,505
         400      *  PURE RESOURCES, INC                    6,380
         200      *  PYR ENERGY CORP                          370
         900      *  ROWAN COS, INC                        11,142
         300         RPC, INC                               3,729
         600      *  SMITH INTERNATIONAL, INC              21,840
         200      *  SPINNAKER EXPLORATION CO               7,076
         400         ST. MARY LAND & EXPLORATION CO         6,372
         239      *  STONE ENERGY CORP                      7,695
         800      *  SUPERIOR ENERGY SERVICES, INC          4,720
         300      *  SWIFT ENERGY CO                        6,186
         300         TIDEWATER, INC                         8,007
         200      *  UNIT CORP                              1,776
         100      *  UNIVERSAL COMPRESSION
                       HOLDINGS, INC                        2,250
      10,200      *  VARCO INTERNATIONAL, INC (NEW)       123,216
         400      *  VERITAS DGC, INC                       4,460
         400         VINTAGE PETROLEUM, INC                 6,340
         200      *  W-H ENERGY SERVICES, INC               2,812
       1,100      *  WEATHERFORD INTERNATIONAL, INC        28,061
         241      *  WESTPORT RESOURCES CORP                3,542
       1,825         XTO ENERGY, INC                       25,458
                                                     ------------
                     TOTAL ENERGY                       2,607,926
                                                     ------------
FINANCIAL SERVICES -- 7.71%
         300      *  AFFILIATED MANAGERS GROUP, INC        17,043
       3,400         AFLAC, INC                            91,800
         100         ALABAMA NATIONAL BANCORP               3,300
         500         ALLIED CAPITAL CORP                   11,375
       1,400         AMERICAN EXPRESS CO                   40,684
      53,800         AMERICAN INTERNATIONAL GROUP,
                       INC                              4,196,400
       1,600      *  AMERITRADE HOLDING CORP (CLASS
                       A)                                   6,416
         100      *  ANC RENTAL CORP                           52
         200         ARROW FINANCIAL CORP                   5,594
       3,900         BANK OF NEW YORK CO, INC             136,500
         236         BB&T CORP                              8,602
         200      *  BLACKROCK, INC                         8,844
         200         BOSTON PRIVATE FINANCIAL
                       HOLDINGS, INC                        3,902
         300         BROWN & BROWN, INC                    15,630
       2,900         CAPITAL ONE FINANCIAL CORP           133,487
         500      *  CATELLUS DEVELOPMENT CORP              8,740
         200         CCBT FINANCIAL COS, INC                5,004
         300      *  CCC INFORMATION SERVICES
                       GROUP, INC                           2,193

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  25

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
         200         CHARLES E. SMITH RESIDENTIAL
                       REALTY, INC                   $     10,300
         100         CHATEAU COMMUNITIES, INC               2,945
         125         CHITTENDEN CORP                        3,175
         900      *  CHOICEPOINT, INC                      37,476
      43,002         CITIGROUP, INC                     1,741,581
         100      *  CLARK/BARDES, INC                      2,156
         100         COMMERCE BANCORP, INC                  6,800
         200      *  COMPUCREDIT CORP                       1,458
         500         CONNECTICUT BANCSHARES, INC           11,050
         400         COUSINS PROPERTIES, INC                9,900
         200         CRAWFORD & CO (CLASS B)                2,490
       1,900         CROWN AMERICAN REALTY TRUST           13,490
         600      *  CSK AUTO CORP                          3,750
         110         CVB FINANCIAL CORP                     2,365
         500         DORAL FINANCIAL CORP                  19,400
       1,600      *  E*TRADE GROUP, INC                     9,680
         800         EATON VANCE CORP                      25,080
         100         FEDERAL REALTY INVESTMENT
                       TRUST                                2,200
       1,200         FEDERATED INVESTORS, INC
                       (CLASS B)                           35,520
       7,200         FREDDIE MAC                          468,000
       6,500         FIFTH THIRD BANCORP                  399,620
         200         FINANCIAL INSTITUTIONS, INC            4,688
         100         FIRST BANCORP (PUERTO RICO)            2,586
         100         FIRST BUSEY CORP                       1,974
         200         FIRST COMMUNITY BANCSHARES             6,320
      16,700         FANNIE MAE                         1,337,002
         100         FRONTIER FINANCIAL CORP                2,750
       1,100         GALLAGHER (ARTHUR J.) & CO            37,235
         900      *  GARTNER, INC (CLASS A)                 8,145
          39      *  GARTNER, INC (CLASS B)                   339
         300         GREATER BAY BANCORP                    6,981
         400         HARLEYSVILLE NATIONAL CORP             8,600
         200         HILB, ROGAL & HAMILTON CO              9,122
         800         HOOPER HOLMES, INC                     4,992
       1,900         HOUSEHOLD INTERNATIONAL, INC         107,122
         400         HUDSON UNITED BANCORP                 11,096
         400         INDEPENDENT BANK CORP                  8,480
         100      *  INDYMAC BANCORP, INC                   2,711
         100      *  INSTINET GROUP, INC                      979
         400      *  INVESTMENT TECHNOLOGY GROUP,
                       INC                                 22,196
         400         INVESTORS FINANCIAL SERVICES
                       CORP                                23,056
         300      *  ITT EDUCATIONAL SERVICES, INC          9,600
         150         JOHN NUVEEN CO (CLASS A)               6,634
       8,200         JP MORGAN CHASE & CO                 280,030
         700      *  KNIGHT TRADING GROUP, INC              5,397
         500      *  LABRANCHE & CO, INC                   11,100
       1,885         LANDAMERICA FINANCIAL GROUP,
                       INC                                 62,676
       4,100         LEHMAN BROTHERS HOLDINGS, INC        233,085
         200         MAIN STREET BANKS, INC                 3,598
         100         MANUFACTURED HOME COMMUNITIES,
                       INC                                  3,042
       2,000         MARSH & MCLENNAN COS, INC            193,400
       9,800         MBNA CORP                            296,842
         100         MEDALLION FINANCIAL CORP                 825
         200         MILLS CORP                             4,276
         100         MISSISSIPPI VALLEY BANCSHARES,
                       INC                                  3,800

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
         800         MORGAN STANLEY DEAN WITTER &
                       CO                            $     37,080
         105         NATIONAL PENN BANCSHARES, INC          2,467
         100      *  NETBANK, INC                             837
         500         NEUBERGER BERMAN, INC                 17,440
         900         NEW YORK COMMUNITY BANCORP,
                       INC                                 20,889
       5,700         NORTHERN TRUST CORP                  299,136
         100         ORIENTAL FINANCIAL GROUP, INC          2,015
         200         PACIFIC CAPITAL BANCORP                5,794
         100         PARK NATIONAL CORP                     9,675
         300         PENNSYLVANIA REAL ESTATE
                       INVESTMENT TRUST                     6,375
         100      *  PHILADELPHIA CONSOLIDATED
                       HOLDING CORP                         3,474
       3,900         PROVIDIAN FINANCIAL CORP              78,585
         100         S & T BANCORP, INC                     2,340
         100         S.Y. BANCORP, INC                      3,200
         100         SANDY SPRING BANCORP, INC              3,969
         100         SAUL CENTERS, INC                      1,900
      14,900         SCHWAB (CHARLES) CORP                171,350
         100         SEACOAST BANKING CORP OF
                       FLORIDA                              4,219
         900         SEI INVESTMENTS CO                    28,800
         100         SJNB FINANCIAL CORP                    4,176
         100      *  SOUTHWEST BANCORP OF TEXAS,
                       INC                                  2,975
       1,900         STATE STREET CORP                     86,450
         200         STERLING BANCORP                       5,750
         150         STERLING BANCSHARES, INC               1,983
         200         STERLING FINANCIAL CORP                4,270
         200         STILWELL FINANCIAL, INC                3,900
         100         STUDENT LOAN CORP                      7,050
         200         SUFFOLK BANCORP                        8,790
       2,400         SYNOVUS FINANCIAL CORP                66,240
         400      *  SYNTROLEUM CORP                        1,876
         200      *  TD WATERHOUSE GROUP                    1,228
         100         TEXAS REGIONAL BANCSHARES, INC
                       (CLASS A)                            3,417
       4,000         TORCHMARK CORP                       156,000
         200         TOWN & COUNTRY TRUST                   3,960
         200      *  TRIAD GUARANTY, INC                    6,990
         500         TROY FINANCIAL CORP                   10,570
       1,100         TRUSTCO BANK CORP (NEW YORK)          15,114
         200         UCBH HOLDINGS, INC                     5,836
         200         UNITED BANKSHARES, INC                 5,400
           6         UNITED NATIONAL BANCORP                  153
         100      *  UNITED RENTALS, INC                    1,734
         700      *  UNITEDGLOBALCOM, INC (CLASS A)         1,624
          14         US BANCORP (NEW)                         310
       2,200         USA EDUCATION, INC                   182,402
         100         VALUE LINE, INC                        3,830
       1,000         WADDELL & REED FINANCIAL, INC
                       (CLASS A)                           26,000
         100         WASHINGTON REAL ESTATE
                       INVESTMENT TRUST                     2,372
         200         WASHINGTON TRUST BANCORP, INC          3,700
         200         WESTAMERICA BANCORP                    7,210
         100      *  WFS FINANCIAL, INC                     1,775
                                                     ------------
                     TOTAL FINANCIAL SERVICES          11,557,311
                                                     ------------
HEALTH CARE -- 27.50%
      46,727         ABBOTT LABORATORIES                2,422,794
       1,000      *  ABGENIX, INC                          22,700

26  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
         200      *  ABIOMED, INC                    $      3,494
         400      *  ACCREDO HEALTH, INC                   14,560
         300      *  ACLARA BIOSCIENCES, INC                1,686
         400      *  ADOLOR CORP                            6,772
         800      *  ADVANCED TISSUE SCIENCES, INC          2,840
         600      *  ADVANCEPCS                            43,068
         500      *  AFFYMETRIX, INC                        8,025
         200      *  AKSYS LTD                              1,010
         300      *  ALBANY MOLECULAR RESEARCH, INC         7,449
         200      *  ALEXION PHARMACEUTICALS, INC           3,404
         100      *  ALIGN TECHNOLOGY, INC                    218
         800      *  ALKERMES, INC                         15,664
       1,800         ALLERGAN, INC                        119,340
         300      *  ALLSCRIPTS HEALTHCARE
                       SOLUTIONS, INC                       1,260
         300         ALPHARMA, INC (CLASS A)                8,640
         100      *  AMERICAN HEALTHWAYS, INC               3,525
      18,100         AMERICAN HOME PRODUCTS CORP        1,054,325
         300      *  AMERICAN MEDICAL SYSTEMS
                       HOLDINGS, INC                        5,721
         200      *  AMERIPATH, INC                         5,252
         885      *  AMERISOURCEBERGEN CORP                62,790
      59,300      *  AMGEN, INC                         3,485,061
         200      *  AMSURG CORP                            5,510
         700      *  AMYLIN PHARMACEUTICALS, INC            3,871
         800      *  ANDRX GROUP                           51,936
         200      *  ANTIGENICS, INC                        2,550
         200      *  APHTON CORP                            1,966
         700      *  APOGENT TECHNOLOGIES, INC             16,730
       2,900         APPLERA CORP
                       (APPLIED BIOSYSTEMS GROUP)          70,760
         100      *  APPLIED MOLECULAR EVOLUTION              739
         500      *  APRIA HEALTHCARE GROUP, INC           12,950
         200      *  ARENA PHARMACEUTICALS, INC             2,200
         300      *  ARIAD PHARMACEUTICALS, INC               735
         200      *  ARQULE, INC                            2,090
         100      *  ARRAY BIOPHARMA, INC                     902
         300      *  ARTHROCARE CORP                        5,880
         100      *  ASPECT MEDICAL SYSTEMS, INC            1,095
         200      *  ATRIX LABORATORIES, INC                4,699
         200      *  ATS MEDICAL, INC                         800
         600      *  AVANIR PHARMACEUTICALS (CLASS
                       A)                                   1,740
         600      *  AVANT IMMUNOTHERAPEUTICS, INC          1,422
         100      *  AVI BIOPHARMA, INC                       740
         200      *  AVIGEN, INC                            2,742
         300      *  AVIRON                                 7,467
         300      *  BARR LABORATORIES, INC                23,718
       7,500         BAXTER INTERNATIONAL, INC            412,875
         600         BECKMAN COULTER, INC                  26,550
       2,000      *  BIOGEN, INC                          111,160
         300      *  BIOMARIN PHARMACEUTICAL, INC           2,925
       3,750         BIOMET, INC                          109,687
         200      *  BIOPURE CORP                           3,710
         200      *  BIOSITE, INC                           4,842
         100      *  BIOSPHERE MEDICAL, INC                   825
         800      *  BIO-TECHNOLOGY GENERAL CORP            5,984
         100      *  BONE CARE INTERNATIONAL, INC           1,946
         800      *  BOSTON SCIENTIFIC CORP                16,400
      18,800         BRISTOL-MYERS SQUIBB CO            1,044,528
         300      *  BRITESMILE, INC                        1,800
         500      *  BRUKER DALTONICS, INC                  8,300

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
         200      *  CALIPER TECHNOLOGIES CORP       $      1,850
      25,459         CARDINAL HEALTH, INC               1,882,693
         300      *  CARDIODYNAMICS INTERNATIONAL
                       CORP                                 1,440
       3,200      *  CAREMARK RX, INC                      53,376
       1,000      *  CELGENE CORP                          26,430
         300      *  CELL PATHWAYS, INC                       987
         400      *  CELL THERAPEUTICS, INC                 9,620
         600      *  CEPHALON, INC                         29,928
         300      *  CERNER CORP                           14,850
         100      *  CERUS CORP                             4,725
         600      *  CHARLES RIVER LABORATORIES
                       INTERNATIONAL, INC                  21,222
       1,300      *  CHIRON CORP                           57,681
         200      *  CIMA LABS, INC                        12,150
         100      *  CLOSURE MEDICAL CORP                   1,925
         100      *  COHERENT, INC                          2,840
         200      *  COLUMBIA LABORATORIES, INC               898
         500      *  COMMUNITY HEALTH SYSTEMS              14,870
         600      *  COMPUTERIZED THERMAL IMAGING,
                       INC                                  1,344
         300      *  CONCEPTUS, INC                         5,220
         300      *  CONNETICS CORP                         1,962
         200         COOPER COS, INC                        9,380
         700      *  COR THERAPEUTICS, INC                 15,841
         600      *  CORIXA CORP                            6,299
         150      *  CORVEL CORP                            3,945
         600      *  COVANCE, INC                          10,746
         400      *  CRYOLIFE, INC                         15,044
         400      *  CUBIST PHARMACEUTICALS, INC           13,108
         500      *  CURAGEN CORP                           9,650
         200      *  CURIS, INC                               700
         200      *  CV THERAPEUTICS, INC                   7,772
         200      *  CYBERONICS, INC                        3,152
         200      *  CYGNUS, INC                            1,114
       1,000      *  CYTOGEN CORP                           2,700
       1,600      *  CYTYC CORP                            42,896
         100         DATASCOPE CORP                         3,878
         800      *  DAVITA, INC                           16,280
         400      *  DECODE GENETICS, INC                   2,468
         300      *  DELTAGEN, INC                          2,121
         100      *  DENDREON CORP                            850
         400      *  DENDRITE INTERNATIONAL, INC            3,176
         400         DENTSPLY INTERNATIONAL, INC           18,376
         300         DIAGNOSTIC PRODUCTS CORP              12,666
         100      *  DIGENE CORP                            2,500
         400      *  DIVERSA CORP                           3,760
         300      *  DURAMED PHARMACEUTICALS, INC           6,072
         200      *  DURECT CORP                            1,936
         100      *  DUSA PHARMACEUTICALS, INC              1,026
         200      *  DYAX CORP                              1,924
         700      *  ECLIPSYS CORP                          9,310
         300      *  EDWARDS LIFESCIENCES CORP              6,720
         200         ELAN CORP CONTINGENT VALUE
                       RIGHT                                   26
         100      *  ENDO PHARMACEUTICALS HOLDINGS,
                       INC                                  1,085
         100      *  ENDO PHARMACEUTICALS, INC
                       WTS 12/31/02                            15
         100      *  ENDOCARE, INC                          1,755
         300      *  ENTREMED, INC                          2,625
         315      *  ENZO BIOCHEM, INC                      5,342
         600      *  ENZON, INC                            30,600
         300      *  ESPERION THERAPEUTICS, INC             2,235

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  27

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
         400      *  EXELIXIS, INC                   $      4,584
       1,100      *  EXPRESS SCRIPTS, INC                  61,050
       1,300      *  FIRST HEALTH GROUP CORP               38,194
         150      *  FIRST HORIZON PHARMACEUTICAL           3,904
         500      *  FISHER SCIENTIFIC
                       INTERNATIONAL, INC                  12,700
       2,400      *  FOREST LABORATORIES, INC             173,136
         400      *  GENAISSANCE PHARMACEUTICALS            1,556
         400      *  GENE LOGIC, INC                        5,264
         100      *  GENENCOR INTERNATIONAL, INC              986
       6,600      *  GENENTECH, INC                       290,400
         300      *  GENOME THERAPEUTICS CORP               1,740
         300      *  GENSTAR THERAPEUTICS CORP                843
         300      *  GENTA, INC                             3,105
       2,700      *  GENZYME CORP (GENERAL
                       DIVISION)                          122,634
         300      *  GENZYME-MOLECULAR ONCOLOGY             2,325
         300      *  GERON CORP                             2,880
       1,300      *  GILEAD SCIENCES, INC                  73,021
      22,400         GLAXOSMITHKLINE PLC ADR            1,257,088
       5,471      *  GUIDANT CORP                         210,633
      12,095      *  GUILFORD PHARMACEUTICALS, INC        104,137
         200      *  HAEMONETICS CORP                       6,922
       1,000         HCA, INC                              44,310
      16,600      *  HEALTH MANAGEMENT ASSOCIATES,
                       INC (CLASS A) (NEW)                344,616
         100      *  HEALTHEXTRAS, INC                        514
       1,700      *  HUMAN GENOME SCIENCES, INC            52,547
         100      *  HYSEQ, INC                               611
         100      *  I-MANY, INC                              232
         200      *  I-STAT CORP                            1,220
         600         ICN PHARMACEUTICALS, INC              15,810
         600      *  ICOS CORP                             29,526
       1,500      *  IDEC PHARMACEUTICALS CORP             74,355
         500      *  IDEXX LABORATORIES, INC               11,685
         100      *  IDX SYSTEMS CORP                       1,025
         100      *  IGEN INTERNATIONAL, INC                2,752
         300      *  ILEX ONCOLOGY, INC                     7,878
         100      *  ILLUMINA, INC                            650
         900      *  IMATRON, INC                           1,602
         800      *  IMCLONE SYSTEMS, INC                  45,240
         300      *  IMMUNE RESPONSE CORP                     426
       4,300      *  IMMUNEX CORP                          80,324
         500      *  IMMUNOGEN, INC                         4,525
         500      *  IMMUNOMEDICS, INC                      5,985
         200      *  IMPATH, INC                            6,902
         200      *  IMPAX LABORATORIES, INC                2,618
       4,000         IMS HEALTH, INC                      100,200
         200      *  INAMED CORP                            3,400
         900      *  INCYTE GENOMICS, INC                  12,294
         600      *  INHALE THERAPEUTIC SYSTEMS,
                       INC                                  7,980
         200      *  INKINE PHARMACEUTICAL CO, INC            154
         300      *  INSMED, INC                              804
         200      *  INSPIRE PHARMACEUTICALS, INC           1,732
         100      *  INTEGRA LIFESCIENCES HOLDING           2,762
         300      *  INTERMUNE, INC                        11,475
         300      *  INTERNEURON PHARMACEUTICALS,
                       INC                                  1,494
         300      *  INTUITIVE SURGICAL, INC                1,872
         100         INVACARE CORP                          4,050
         300      *  INVERNESS MEDICAL TECHNOLOGY,
                       INC                                 11,085
         800      *  INVITROGEN CORP                       52,608

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
         500      *  ISIS PHARMACEUTICALS, INC       $      8,525
       2,300      *  IVAX CORP                             50,991
      62,000         JOHNSON & JOHNSON                  3,434,800
         200      *  KENDLE INTERNATIONAL, INC              3,948
       2,433      *  KING PHARMACEUTICALS, INC            102,064
         100      *  KOS PHARMACEUTICALS, INC               2,785
         500      *  KV PHARMACEUTICAL CO (CLASS B)        14,700
         500      *  LA JOLLA PHARMACEUTICAL CO             2,035
       4,100      *  LABORATORY CORP OF AMERICA
                       HOLDINGS                           331,485
         400      *  LEXICON GENETICS, INC                  3,040
         600      *  LIFEPOINT HOSPITALS, INC              26,400
         800      *  LIGAND PHARMACEUTICALS CO
                       (CLASS B)                            7,344
      10,900         LILLY (ELI) & CO                     879,630
       1,200      *  LINCARE HOLDINGS, INC                 31,884
         200      *  LUMINEX CORP                           2,730
         200      *  MACROCHEM CORP (DELAWARE)                490
         200      *  MAGELLAN HEALTH SERVICES, INC          2,294
         300      *  MATRIX PHARMACEUTICALS, INC              174
         100      *  MAXIMUS, INC                           3,973
         400      *  MAXYGEN, INC                           6,339
         600         MCKESSON CORP                         22,674
         100      *  MED-DESIGN CORP                        1,440
       1,000      *  MEDAREX, INC                          15,100
         200      *  MEDICINES CO                           1,210
         400      *  MEDICIS PHARMACEUTICAL CORP
                       (CLASS A)                           19,992
       2,900      *  MEDIMMUNE, INC                       103,327
         171      *  MEDQUIST, INC                          4,300
      47,164         MEDTRONIC, INC                     2,051,634
         300         MENTOR CORP                            7,590
      30,851         MERCK & CO, INC                    2,054,676
         200      *  MGI PHARMA, INC                        2,674
         500      *  MID ATLANTIC MEDICAL SERVICES,
                       INC                                 10,500
       3,000      *  MILLENNIUM PHARMACEUTICALS,
                       INC                                 53,280
         600         MILLIPORE CORP                        31,764
         200      *  MIRAVANT MEDICAL TECHNOLOGIES          1,530
         200      *  MOLECULAR DEVICES CORP                 3,728
         800         MYLAN LABORATORIES, INC               26,096
         300      *  MYRIAD GENETICS, INC                   9,192
         600      *  NABI, INC                              3,708
         100      *  NANOGEN, INC                             488
         200      *  NAPRO BIOTHERAPEUTICS, INC             1,580
         100      *  NEOPHARM, INC                          1,405
         100      *  NEOSE TECHNOLOGIES, INC                3,860
         300      *  NEUROCRINE BIOSCIENCES, INC            9,606
         200      *  NEUROGEN CORP                          3,282
         100      *  NOVAVAX, INC                           1,410
         300      *  NOVEN PHARMACEUTICALS, INC             5,430
         200      *  NOVOSTE CORP                           1,186
         300      *  NPS PHARMACEUTICALS, INC               9,360
         100      *  OCULAR SCIENCES, INC                   2,025
         300         OMNICARE, INC                          6,549
         300      *  ON ASSIGNMENT, INC                     4,824
         100      *  ONYX PHARMACEUTICALS, INC                351
         300      *  ORASURE TECHNOLOGIES, INC              3,075
         500      *  ORCHID BIOSCIENCES, INC                1,095
         500      *  ORGANOGENESIS, INC                     2,925
         500      *  ORTHODONTIC CENTERS OF
                       AMERICA, INC                        12,325

28  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
         400      *  OSI PHARMACEUTICALS, INC        $     13,000
         200         OWENS & MINOR, INC                     4,060
       1,400      *  OXFORD HEALTH PLANS, INC              39,760
         600      *  PACKARD BIOSCIENCE CO                  4,746
         100      *  PAIN THERAPEUTICS, INC                   700
         100         PALL CORP                              1,945
         600      *  PATTERSON DENTAL CO                   22,116
         100      *  PDI, INC                               2,385
         433      *  PER-SE TECHNOLOGIES, INC               3,438
         700      *  PEREGRINE PHARMACEUTICALS, INC           693
     219,107         PFIZER, INC                        8,786,191
         600      *  PHARMACEUTICAL PRODUCT
                       DEVELOPMENT, INC                    17,574
         200      *  PHARMACEUTICAL RESOURCES, INC          7,150
      67,524         PHARMACIA CORP                     2,738,773
         300      *  PHARMACOPEIA, INC                      3,888
         200      *  PHARMACYCLICS, INC                     3,560
         400      *  PHARMOS CORP                             976
         100      *  POLYMEDICA CORP                        1,527
         200      *  POSSIS MEDICAL, INC                    2,340
         200      *  POZEN, INC                               870
         600      *  PRAECIS PHARMACEUTICALS, INC           2,238
         400      *  PRIORITY HEALTHCARE CORP
                       (CLASS B)                            9,600
         600      *  PROTEIN DESIGN LABS, INC              28,338
         400      *  PROVINCE HEALTHCARE CO                14,696
       1,000      *  QUEST DIAGNOSTICS, INC                61,700
         800      *  QUINTILES TRANSNATIONAL CORP          11,680
         100      *  REGENERATION TECHNOLOGIES              1,165
         300      *  REGENERON PHARMACEUTICALS, INC         6,672
         200      *  REHABCARE GROUP, INC                   8,702
         700      *  RENAL CARE GROUP, INC                 21,539
         500      *  RESMED, INC                           25,400
         400      *  RESPIRONICS, INC                      14,224
         100      *  RIBOZYME PHARMACEUTICALS, INC            699
         300      *  RIGEL PHARMACEUTICALS, INC             1,500
         200      *  SANGSTAT MEDICAL CORP                  3,686
      63,085         SCHERING-PLOUGH CORP               2,340,453
         600      *  SCIOS, INC                            10,032
         100      *  SELECT MEDICAL CORP                    1,575
         900      *  SEPRACOR, INC                         32,310
         200      *  SEQUENOM, INC                          1,400
         200      *  SEROLOGICALS CORP                      3,622
         800      *  SICOR, INC                            15,112
         100      *  SONOSITE, INC                          2,040
       1,100      *  ST. JUDE MEDICAL, INC                 75,295
         100      *  STERICYCLE, INC                        4,168
         800      *  STERIS CORP                           15,728
       1,800         STRYKER CORP                          95,220
         100      *  SUNRISE ASSISTED LIVING, INC           2,583
         300      *  SUPERGEN, INC                          2,115
         200      *  SURMODICS, INC                         7,990
         300      *  SYNCOR INTERNATIONAL CORP              9,549
         300      *  TANOX, INC                             4,431
         300      *  TARGETED GENETICS CORP                   564
         600      *  TECHNE CORP                           17,658
         200      *  TELIK, INC                             1,300
      20,500      *  TENET HEALTHCARE CORP              1,222,825
         500      *  TEXAS BIOTECHNOLOGY CORP               2,825
         300      *  THERAGENICS CORP                       2,772
         467      *  THORATEC CORP                          7,724
         300      *  TITAN PHARMACEUTICALS, INC             1,875

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
         300      *  TRANSKARYOTIC THERAPIES, INC    $      8,142
         200      *  TRIAD HOSPITALS, INC                   7,080
         300      *  TRIANGLE PHARMACEUTICALS, INC            960
         200      *  TRIMERIS, INC                          7,020
         200      *  TRIPATH IMAGING, INC                     860
         200      *  TULARIK, INC                           3,684
         200      *  UNITED THERAPEUTICS CORP               2,512
      10,200         UNITEDHEALTH GROUP, INC              678,300
         300      *  UNIVERSAL HEALTH SERVICES, INC
                       (CLASS B)                           14,640
         200      *  UROLOGIX, INC                          2,720
         300      *  VALENTIS, INC                            900
         500      *  VARIAN MEDICAL SYSTEMS, INC           32,075
         500      *  VARIAN, INC                           12,740
         600      *  VASOMEDICAL, INC                       1,842
         100      *  VAXGEN, INC                            1,250
         100      *  VENTANA MEDICAL SYSTEMS, INC           2,044
       1,100         VENTAS, INC                           11,935
         133      *  VENTIV HEALTH, INC                       539
         300      *  VERSICOR, INC                          4,020
       1,086      *  VERTEX PHARMACEUTICALS, INC           19,591
         300      *  VICAL, INC                             3,057
         700      *  VIDAMED, INC                           2,674
         200      *  VION PHARMACEUTICALS, INC                936
         200      *  VIROPHARMA, INC                        5,054
         700      *  VISX, INC                              9,261
       1,800      *  WATERS CORP                           64,386
       1,500      *  WATSON PHARMACEUTICALS, INC           82,065
       1,630      *  WEBMD CORP                             6,943
         200      *  WELLPOINT HEALTH NETWORKS, INC        21,830
         200         X-RITE, INC                            1,580
       1,700      *  ZIMMER HOLDINGS, INC                  47,175
         100      *  ZOLL MEDICAL CORP                      3,560
                                                     ------------
                     TOTAL HEALTH CARE                 41,244,735
                                                     ------------
OTHER -- 2.38%
         100      *  4KIDS ENTERTAINMENT, INC               1,990
         200      *  ACACIA RESEARCH CORP                   1,838
         200      *  ADMINISTAFF, INC                       5,200
         200         BRADY CORP (CLASS A)                   5,960
         200      *  BRIGHT HORIZONS FAMILY
                       SOLUTIONS, INC                       5,400
         300      *  CAREER EDUCATION CORP                 16,500
       6,700      *  CENDANT CORP                          85,760
         100         CENTRAL PARKING CORP                   1,399
       1,600         CINTAS CORP                           64,480
         200      *  CORINTHIAN COLLEGES, INC               6,742
         500      *  CORPORATE EXECUTIVE BOARD CO          13,040
         200      *  COSTAR GROUP, INC                      3,594
         800      *  DEVRY, INC                            28,720
         200         DOVER CORP                             6,022
         300      *  EDISON SCHOOLS, INC                    4,530
         300      *  EDUCATION MANAGEMENT CORP              9,108
         200      *  ESCO TECHNOLOGIES, INC                 4,980
       1,100      *  EXULT, INC                            12,859
         200      *  FIRST CONSULTING GROUP, INC            1,798
         200      *  FORRESTER RESEARCH, INC                3,322
         400      *  GENTIVA HEALTH SERVICES, INC           7,204
         300      *  GETTY IMAGES, INC                      3,309
         300      *  GTECH HOLDINGS CORP                   10,362
       1,100         H&R BLOCK, INC                        42,416
         100         HARLAND (JOHN H.) CO                   2,190
           2         HAVAS ADVERTISING S.A. ADR                12

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  29

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
OTHER -- (CONTINUED)
         200      *  HEIDRICK & STRUGGLES
                       INTERNATIONAL, INC            $      2,854
         900         HONEYWELL INTERNATIONAL, INC          23,760
         100      *  HOTEL RESERVATIONS NETWORK,
                       INC (CLASS A)                        2,274
         200      *  HOTJOBS.COM LTD                        1,194
         200      *  INFOUSA, INC                             812
         200      *  ITRON, INC                             4,604
         500      *  KORN/FERRY INTERNATIONAL               4,125
         100      *  MANAGEMENT NETWORK GROUP, INC            605
         400         MATTHEWS INTERNATIONAL CORP
                       (CLASS A)                            8,824
         200      *  MEMBERWORKS, INC                       4,114
         100      *  MODIS PROFESSIONAL SERVICES,
                       INC                                    400
       1,900         MOODY'S CORP                          70,300
         200      *  MSC.SOFTWARE CORP                      3,220
         200      *  NCO GROUP, INC                         2,736
         200      *  PREPAID LEGAL SERVICES, INC            3,448
         200      *  PROQUEST CO                            6,580
         300      *  R.H. DONNELLEY CORP                    7,836
       2,100      *  ROBERT HALF INTERNATIONAL, INC        42,021
         200         ROLLINS, INC                           3,110
         100      *  SCHOOL SPECIALTY, INC                  3,056
         100      *  STARTEK, INC                           1,749
         100         STRAYER EDUCATION, INC                 4,460
         300      *  SYMYX TECHNOLOGIES, INC                4,425
       6,800         SYSCO CORP                           173,672
         110         TALX CORP                              2,343
         100      *  TEJON RANCH CO                         2,250
         400      *  TELETECH HOLDINGS, INC                 3,124
       1,500      *  TERREMARK WORLDWIDE, INC                 750
       1,100      *  TMP WORLDWIDE, INC                    31,229
         200      *  TRAVELOCITY.COM, INC                   2,660
      56,781         TYCO INTERNATIONAL LTD             2,583,535
         200      *  UNIROYAL TECHNOLOGY CORP                 628
         200      *  UNITED STATIONERS, INC                 5,974
       4,429         UNITED TECHNOLOGIES CORP             205,948
         200         VIAD CORP                              3,836
         100      *  WACKENHUT CORP (CLASS A)               2,380
         100         WALTER INDUSTRIES, INC                   895
                                                     ------------
                     TOTAL OTHER                        3,574,466
                                                     ------------
PRODUCER DURABLES -- 7.71%
         200      *  ACTIVE POWER, INC                      1,002
         100         AGCO CORP                                905
         800      *  ALLIED WASTE INDUSTRIES, INC          10,200
         400         AMETEK, INC                           10,512
         100      *  ASTEC INDUSTRIES, INC                  1,301
         100         BRIGGS & STRATTON CORP                 3,121
         200      *  BROOKS AUTOMATION, INC                 5,318
         149      *  CATALYTICA ENERGY SYSTEMS, INC         1,141
         300      *  COINSTAR, INC                          5,916
         400      *  COVANTA ENERGY CORP                    4,672
         100      *  CUNO, INC                              2,775
         300      *  DYCOM INDUSTRIES, INC                  3,480
         400         EATON CORP                            23,684
         500      *  EMEX CORP                              3,275
         500         FEDERAL SIGNAL CORP                    8,820
         300      *  FLOWSERVE CORP                         5,925
         100         FRANKLIN ELECTRIC CO, INC              7,200

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
         400      *  FUELCELL ENERGY, INC            $      5,924
     299,326         GENERAL ELECTRIC CO               11,134,927
         200      *  GLOBAL POWER EQUIPMENT GROUP,
                       INC                                  3,040
         300         GORMAN-RUPP CO                         5,820
         100      *  H POWER CORP                             312
         300      *  HEADWATERS, INC                        3,300
         100         IDEX CORP                              2,765
         100         LINDSAY MANUFACTURING CO               1,775
         200      *  LITTELFUSE, INC                        4,426
         200         MANITOWOC CO, INC                      4,848
         200      *  MECHANICAL TECHNOLOGY, INC               700
       1,800         MINNESOTA MINING &
                       MANUFACTURING CO                   177,120
         400      *  NATIONAL INSTRUMENTS CORP             10,468
         900      *  NEWPARK RESOURCES, INC                 6,075
         200         NEWPORT NEWS SHIPBUILDING, INC        13,440
         100         NORDSON CORP                           2,185
         200      *  PEMSTAR, INC                           2,300
         200         PHILADELPHIA SUBURBAN CORP             5,252
         200      *  PHOTON DYNAMICS, INC                   4,630
         300         PITNEY BOWES, INC                     11,460
         200      *  PLUG POWER, INC                        1,924
         700      *  POWER-ONE, INC                         4,305
         200      *  QUANTA SERVICES, INC                   2,850
         400      *  RAYOVAC CORP                           6,100
         200         ROCKWELL COLLINS                       2,840
         400         ROPER INDUSTRIES, INC                 14,396
         100      *  SAGE, INC                              1,525
         200         STEWART & STEVENSON SERVICES,
                       INC                                  4,816
         500      *  TETRA TECH, INC                       11,050
         100      *  TRC COS, INC                           3,614
         400      *  VALENCE TECHNOLOGY, INC                1,416
         200         VALHI, INC                             2,660
         100         VALMONT INDUSTRIES, INC                1,400
         266         WABTEC CORP                            2,899
         300      *  WASTE CONNECTIONS, INC                 8,100
                                                     ------------
                     TOTAL PRODUCER DURABLES           11,569,909
                                                     ------------
TECHNOLOGY -- 25.88%
       1,800      *  3COM CORP                              6,750
         400      *  3DO CO                                   820
         200      *  ACT MANUFACTURING, INC                   888
         300      *  ACTEL CORP                             5,328
       1,600      *  ACTERNA CORP                           5,088
         300      *  ACTIVISION, INC                        8,166
         700      *  ACTUATE CORP                           2,933
         300      *  ACXIOM CORP                            2,820
         200      *  ADAPTEC, INC                           1,572
       2,800      *  ADC TELECOMMUNICATIONS, INC            9,772
       3,300         ADOBE SYSTEMS, INC                    79,134
         100      *  ADTRAN, INC                            1,910
         600      *  ADVANCED DIGITAL INFORMATION
                       CORP                                 6,186
         200      *  ADVANCED ENERGY INDUSTRIES,
                       INC                                  3,326
         600      *  ADVANCED FIBRE COMMUNICATIONS,
                       INC                                  8,766
       3,400      *  ADVANCED MICRO DEVICES, INC           27,710
         400      *  ADVENT SOFTWARE, INC                  15,060
         900      *  AEROFLEX, INC                          9,900
         400      *  AETHER SYSTEMS, INC                    2,508

30  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
         500      *  AFFILIATED COMPUTER SERVICES,
                       INC (CLASS A)                 $     40,705
      82,600      *  AGERE SYSTEMS, INC (CLASS A)         341,138
         300      *  AGILE SOFTWARE CORP                    2,727
       2,100      *  AGILENT TECHNOLOGIES, INC             41,055
         500      *  AKAMAI TECHNOLOGIES, INC               1,455
         600      *  ALPHA INDUSTRIES, INC                 11,622
       5,000      *  ALTERA CORP                           81,900
       8,116      *  AMDOCS LTD                           216,291
         100      *  AMERICA ONLINE LATIN AMERICA
                       (CLASS A)                              329
         500      *  AMERICAN MANAGEMENT SYSTEMS,
                       INC                                  6,005
         300      *  AMERICAN SUPERCONDUCTOR CORP           2,802
       1,300      *  AMKOR TECHNOLOGY, INC                 13,676
         500      *  AMPHENOL CORP (CLASS A)               17,375
         400      *  ANADIGICS, INC                         4,880
      25,318      *  ANALOG DEVICES, INC                  827,898
         300      *  ANAREN MICROWAVE, INC                  4,905
         300      *  ANDREW CORP                            5,454
         500      *  ANSWERTHINK, INC                       2,350
         100      *  ANSYS, INC                             1,785
         300      *  APAC CUSTOMER SERVICES, INC              525
      35,000      *  APPLIED MATERIALS, INC               995,400
      19,500      *  APPLIED MICRO CIRCUITS CORP          136,305
         400      *  AREMISSOFT CORP                          280
       1,200      *  ARIBA, INC                             2,232
         300      *  ARRIS GROUP, INC                       1,074
         700      *  ART TECHNOLOGY GROUP, INC                490
         400      *  ARTESYN TECHNOLOGIES, INC              2,176
       3,700      *  ASCENTIAL SOFTWARE CORP               12,210
         300      *  ASIAINFO HOLDINGS, INC                 3,567
         600      *  ASPECT COMMUNICATIONS CORP             1,074
         500      *  ASPEN TECHNOLOGY, INC                  5,000
         100      *  ASTROPOWER, INC                        3,451
         600      *  ASYST TECHNOLOGIES, INC                5,430
       1,900     b*  AT HOME CORP SERIES A                    285
       2,700      *  ATMEL CORP                            18,036
         300      *  ATMI, INC                              4,635
         600      *  AUSPEX SYSTEMS, INC                    1,410
         100         AUTODESK, INC                          3,206
       8,600         AUTOMATIC DATA PROCESSING, INC       404,544
         300      *  AVANEX CORP                              888
         500      *  AVANT! CORP                            1,480
       3,724      *  AVAYA, INC                            36,867
         500         AVERY DENNISON CORP                   23,655
         500      *  AVICI SYSTEMS, INC                       640
         609      *  AVOCENT CORP                           9,061
         100         AVX CORP                               1,627
         200      *  AWARE, INC                               788
       1,300      *  AXCELIS TECHNOLOGIES, INC             12,285
         300      *  AXT, INC                               3,180
         200      *  BARRA, INC                             8,404
      24,800      *  BEA SYSTEMS, INC                     237,832
         100         BEI TECHNOLOGIES, INC                  1,605
         100         BELDEN, INC                            1,880
         200      *  BENCHMARK ELECTRONICS, INC             3,304
         700      *  BISYS GROUP, INC                      37,114
         300      *  BLACK BOX CORP                        12,624
       2,000      *  BMC SOFTWARE, INC                     25,400
         400      *  BORLAND SOFTWARE CORP                  3,240
         100      *  BOSTON COMMUNICATIONS GROUP            1,120

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
         100      *  BRAUN CONSULTING, INC           $        360
         600      *  BRIGHTPOINT, INC                       1,860
         100      *  BRIO TECHNOLOGY, INC                     243
       2,600      *  BROADCOM CORP (CLASS A)               52,780
       2,700      *  BROADVISION, INC                       2,457
      17,225      *  BROCADE COMMUNICATIONS
                       SYSTEMS, INC                       241,666
         200      *  BSQUARE CORP                             530
         400         C&D TECHNOLOGIES, INC                  7,360
         300      *  C-COR.NET CORP                         2,055
         100      *  CABLE DESIGN TECHNOLOGIES CORP         1,185
       3,400      *  CADENCE DESIGN SYSTEMS, INC           56,610
         100      *  CAMINUS CORP                           1,468
         200      *  CARREKER CORP                          1,518
         100      *  CARRIER ACCESS CORP                      269
         100      *  CATAPULT COMMUNICATIONS CORP           1,376
         100      *  CELERITEK, INC                         1,183
         300      *  CENTILLIUM COMMUNICATIONS, INC         1,818
         300      *  CENTRA SOFTWARE, INC                   2,568
         900      *  CERTEGY, INC                          23,364
         800      *  CHECKFREE CORP                        13,576
         300      *  CHIPPAC, INC                             690
         200      *  CHORDIANT SOFTWARE, INC                  374
       9,418      *  CIENA CORP                            96,911
         700      *  CIRRUS LOGIC, INC                      5,194
     223,020      *  CISCO SYSTEMS, INC                 2,716,383
       2,700      *  CITRIX SYSTEMS, INC                   53,460
         300      *  CLARENT CORP                           1,611
         200      *  CLICK COMMERCE, INC                      300
         600      *  CNET NETWORKS, INC                     2,580
         500      *  COGNEX CORP                            9,810
         100      *  COGNIZANT TECHNOLOGY SOLUTIONS
                       CORP                                 2,240
         300         COHU, INC                              4,488
       3,640      *  COMMERCE ONE, INC                      8,954
         600      *  COMMSCOPE, INC                        10,722
         400      *  COMPUTER NETWORK TECHNOLOGY
                       CORP                                 4,208
       2,600      *  COMPUWARE CORP                        21,658
       2,300      *  COMVERSE TECHNOLOGY, INC              47,104
       3,400      *  CONCORD EFS, INC                     166,430
         900      *  CONCURRENT COMPUTER CORP               8,172
         300         CONESTOGA ENTERPRISES, INC             6,885
       1,500      *  CONEXANT SYSTEMS, INC                 12,450
         300      *  CONVERA CORP                             735
       2,300      *  CONVERGYS CORP                        63,825
         200      *  COORSTEK, INC                          4,998
         200      *  COPPER MOUNTAIN NETWORKS, INC            160
       5,500      *  CORNING, INC                          48,510
       3,100      *  CORVIS CORP                            4,712
         500      *  COSINE COMMUNICATIONS, INC               185
         300      *  COVANSYS CORP                          2,622
         500      *  CREDENCE SYSTEMS CORP                  6,025
       1,000      *  CREE, INC                             14,780
         600      *  CSG SYSTEMS INTERNATIONAL, INC        24,600
         400         CTS CORP                               5,908
         400      *  CYMER, INC                             6,700
       1,000      *  CYPRESS SEMICONDUCTOR CORP            14,860
         200      *  DAKTRONICS, INC                        1,760
         200      *  DATASTREAM SYSTEMS, INC                  600
         500      *  DDI CORP                               3,920
      68,300      *  DELL COMPUTER CORP                 1,265,599

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  31

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
         300      *  DIAMONDCLUSTER INTERNATIONAL,
                       INC (CLASS A)                 $      2,955
         300      *  DIGEX, INC                             1,002
         300      *  DIGIMARC CORP                          4,131
         300      *  DIGITAL INSIGHT CORP                   3,450
         200      *  DIGITAL LIGHTWAVE, INC                 1,962
         300      *  DIGITALTHINK, INC                      2,319
         100      *  DIGITAS, INC                             230
         400      *  DIVINE INC (CLASS A)                     247
         600      *  DMC STRATEX NETWORKS, INC              3,096
         400      *  DOCENT, INC                              828
         400      *  DOCUMENTUM, INC                        3,276
       1,800      *  DOUBLECLICK, INC                      10,260
         300      *  DSP GROUP, INC                         5,985
         800      *  DST SYSTEMS, INC                      34,600
         100      *  DUPONT PHOTOMASKS, INC                 2,778
         800      *  E.PIPHANY, INC                         3,400
         532      *  EARTHLINK, INC                         8,102
       2,000      *  EBAY, INC                             91,500
         300      *  ECHELON CORP                           3,744
         500      *  EFUNDS CORP                            8,325
         300      *  ELANTEC SEMICONDUCTOR, INC             6,885
         400      *  ELECTRO SCIENTIFIC INDUSTRIES,
                       INC                                  8,780
         300      *  ELECTROGLAS, INC                       3,735
       1,800      *  ELECTRONIC ARTS, INC                  82,206
       5,800         ELECTRONIC DATA SYSTEMS CORP         333,964
         100      *  ELECTRONICS FOR IMAGING, INC           1,628
         100      *  EMBARCADERO TECHNOLOGIES, INC            787
     114,240      *  EMC CORP                           1,342,320
         300      *  EMCORE CORP                            2,568
       1,100      *  EMULEX CORP                           10,461
         400      *  ENTEGRIS, INC                          3,160
         900      *  ENTERASYS NETWORKS, INC                5,805
         900      *  ENTRUST, INC                           2,565
         100      *  EPIQ SYSTEMS, INC                      2,550
       2,000         EQUIFAX, INC                          43,800
         100      *  ESPEED, INC (CLASS A)                    869
         500      *  EXAR CORP                              8,650
         100      *  EXCEL TECHNOLOGY, INC                  1,573
         100      *  EXE TECHNOLOGIES, INC                    204
       5,500     b*  EXODUS COMMUNICATIONS, INC               990
         100      *  EXTENSITY, INC                           280
       1,300      *  EXTREME NETWORKS, INC                  8,983
         200      *  F.Y.I., INC                            7,504
         200      *  F5 NETWORKS, INC                       1,856
         300         FAIR ISAAC & CO, INC                  14,169
       1,300      *  FAIRCHILD SEMICONDUCTOR
                       INTERNATIONAL, INC (CLASS A)        20,865
         200      *  FALCONSTOR SOFTWARE, INC               1,734
         200      *  FEI CO                                 4,350
         300      *  FIBERCORE, INC                           720
         400      *  FILENET CORP                           4,028
       1,600      *  FINISAR CORP                           6,336
       5,400         FIRST DATA CORP                      314,604
       2,600      *  FISERV, INC                           88,920
         200      *  FLIR SYSTEMS, INC                      8,206
       1,100      *  FOUNDRY NETWORKS, INC                  6,655
         200      *  FREEMARKETS, INC                       2,116
         100      *  GALILEO INTERNATIONAL, INC             2,076
         200      *  GATEWAY, INC                           1,090
         400      *  GENERAL SEMICONDUCTOR, INC             3,840
       1,500      *  GENUITY, INC (CLASS A)                 2,355

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
         200      *  GENZYME TRANSGENICS CORP        $        770
         280         GLOBAL PAYMENTS, INC                   8,232
         700      *  GLOBESPAN, INC                         6,328
         300      *  GOTO.COM, INC                          3,720
         200      *  HANDSPRING, INC                          270
         708      *  HARMONIC, INC                          5,734
         100         HARRIS CORP                            3,182
         300         HELIX TECHNOLOGY CORP                  4,872
         900         HENRY (JACK) & ASSOCIATES, INC        20,421
         500      *  HNC SOFTWARE, INC                      9,350
         900      *  HOMESTORE.COM, INC                     6,885
         200      *  HYPERION SOLUTIONS CORP                2,672
       3,420      *  I2 TECHNOLOGIES, INC                  11,764
         300      *  IDENTIX, INC                           2,442
         100      *  II-VI, INC                             1,303
         100      *  INET TECHNOLOGIES, INC                   591
         500      *  INFOCUS CORP                           6,525
         800      *  INFORMATICA CORP                       3,160
       3,246      *  INFOSPACE, INC                         4,804
         100      *  INGRAM MICRO, INC (CLASS A)            1,290
       1,000      *  INKTOMI CORP                           2,740
         300      *  INTEGRATED CIRCUIT SYSTEMS,
                       INC                                  3,834
       1,400      *  INTEGRATED DEVICE TECHNOLOGY,
                       INC                                 28,168
     204,862         INTEL CORP                         4,187,379
         500      *  INTELIDATA TECHNOLOGIES CORP           1,640
         200         INTER-TEL, INC                         2,292
         100      *  INTERACTIVE INTELLIGENCE, INC            500
         200      *  INTERCEPT GROUP, INC                   6,690
         700      *  INTERDIGITAL COMMUNICATIONS
                       CORP                                 5,131
         500      *  INTERGRAPH CORP                        4,475
         102      *  INTERMAGNETICS GENERAL CORP            2,372
       2,300      *  INTERNAP NETWORK SERVICES CORP         2,300
      18,100         INTERNATIONAL BUSINESS
                       MACHINES CORP                    1,670,630
         800      *  INTERNATIONAL RECTIFIER CORP          21,784
         500      *  INTERNET SECURITY SYSTEMS, INC         4,555
       9,300      *  INTERSIL CORP (CLASS A)              259,656
         500      *  INTERVOICE-BRITE, INC                  5,190
       1,100      *  INTERWOVEN, INC                        4,246
         200      *  INTRADO, INC                           5,132
       1,600      *  INTUIT, INC                           57,280
       1,200      *  IOMEGA CORP                            1,464
         300      *  IRON MOUNTAIN, INC                    12,435
         300      *  IXIA, INC                              1,905
         100      *  IXYS CORP                                595
       1,000      *  J.D. EDWARDS & CO                      7,120
       2,000      *  JABIL CIRCUIT, INC                    35,800
      14,783      *  JDS UNIPHASE CORP                     93,428
         200      *  JNI CORP                               1,250
       3,400      *  JUNIPER NETWORKS, INC                 32,980
       1,935      *  KANA SOFTWARE, INC                       696
         600      *  KEANE, INC                             8,190
         100         KEITHLEY INSTRUMENTS, INC              1,435
         200      *  KEYNOTE SYSTEMS, INC                   1,520
      11,000      *  KLA-TENCOR CORP                      347,380
         800      *  KOPIN CORP                             8,344
         800      *  KPMG CONSULTING, INC                   8,648
         200      *  KRONOS, INC                            8,210
         400      *  KULICKE & SOFFA INDUSTRIES,
                       INC                                  4,360
       8,100      *  LAM RESEARCH CORP                    137,295
         100      *  LANTRONIX, INC                           610

32  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
       1,200      *  LATTICE SEMICONDUCTOR CORP      $     18,840
         100      *  LEARNING TREE INTERNATIONAL,
                       INC                                  2,030
       1,300      *  LEGATO SYSTEMS, INC                    7,124
         100      *  LEXENT, INC                              725
       1,800      *  LEXMARK INTERNATIONAL, INC            80,478
       1,000      *  LIBERATE TECHNOLOGIES                  9,960
         419      *  LIGHTBRIDGE, INC                       4,294
         300      *  LIGHTPATH TECHNOLOGIES, INC
                       (CLASS A)                              534
       4,400         LINEAR TECHNOLOGY CORP               144,320
       1,700      *  LSI LOGIC CORP                        19,975
         700      *  LTX CORP                               9,527
         700      *  MACROMEDIA, INC                        8,477
         500      *  MACROVISION CORP                      14,205
         200      *  MANHATTAN ASSOCIATES, INC              3,392
         700      *  MANUGISTICS GROUP, INC                 4,074
         400      *  MAPINFO CORP                           2,920
         500      *  MASTEC, INC                            2,550
         300      *  MATRIXONE, INC                         1,632
       4,200      *  MAXIM INTEGRATED PRODUCTS, INC       146,748
       1,000      *  MAXTOR CORP                            3,570
         100      *  MCAFEE.COM CORP                        1,155
         300      *  MCDATA CORP (CLASS A)                  2,517
         100      *  MCSI, INC                              1,611
       1,000      *  MENTOR GRAPHICS CORP                  13,780
         300      *  MERCURY COMPUTER SYSTEMS, INC         11,265
         900      *  MERCURY INTERACTIVE CORP              17,136
         100      *  MERIX CORP                             1,405
         200      *  METASOLV, INC                          1,200
         300      *  METAWAVE COMMUNICATIONS CORP             810
         500      *  METTLER-TOLEDO INTERNATIONAL,
                       INC                                 21,070
         900      *  MICREL, INC                           17,946
         200      *  MICRO GENERAL CORP                     1,715
       1,800      *  MICROCHIP TECHNOLOGY, INC             48,240
         900      *  MICROMUSE, INC                         5,112
      19,200      *  MICRON TECHNOLOGY, INC               361,536
         400      *  MICROSEMI CORP                        10,420
     138,868      *  MICROSOFT CORP                     7,105,876
         300      *  MICROSTRATEGY, INC                       339
       9,800      *  MICROTUNE, INC                       111,720
         100      *  MICROVISION, INC                       1,280
         500      *  MIPS TECHNOLOGIES, INC (CLASS
                       A)                                   3,275
         400      *  MKS INSTRUMENTS, INC                   7,100
         600         MOLEX, INC                            16,866
      27,600         MOTOROLA, INC                        430,560
         200      *  MRO SOFTWARE, INC                      2,040
         900      *  MRV COMMUNICATIONS, INC                2,700
         200      *  MULTEX.COM, INC                          414
         100      *  NANOMETRICS, INC                       1,771
         200         NATIONAL DATA CORP                     7,200
       4,481      *  NATIONAL SEMICONDUCTOR CORP           98,806
         200      *  NCR CORP                               5,930
         300      *  NETEGRITY, INC                         2,571
         348      *  NETIQ CORP                             7,923
         500      *  NETRO CORP                             1,350
         100      *  NETSCOUT SYSTEMS, INC                    425
       4,000      *  NETWORK APPLIANCE, INC                27,200
       1,300      *  NETWORK ASSOCIATES, INC               16,757
         600      *  NEW FOCUS, INC                         1,938
         500         NEWPORT CORP                           7,050
         300      *  NEXT LEVEL COMMUNICATIONS, INC           917

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
         600      *  NMS COMMUNICATIONS CORP         $        936
      12,552         NOKIA CORP (SPON ADR)                196,438
          49      *  NORTEL NETWORKS CORP (U.S.)              274
         100      *  NORTHFIELD LABORATORIES, INC           1,301
         200      *  NOVADIGM, INC                          1,470
      24,600      *  NOVELLUS SYSTEMS, INC                702,576
         300      *  NUANCE COMMUNICATIONS, INC             1,950
         200      *  NUMERICAL TECHNOLOGIES, INC            3,320
       6,000      *  NVIDIA CORP                          164,820
         300      *  NYFIX, INC                             4,290
         700      *  OAK TECHNOLOGY, INC                    5,460
         100      *  ON SEMICONDUCTOR CORP                    185
         800      *  ONI SYSTEMS CORP                       3,224
         300      *  ONYX SOFTWARE CORP                       570
       1,022      *  OPENWAVE SYSTEMS, INC                 13,030
         900      *  OPLINK COMMUNICATIONS, INC               594
     221,996      *  ORACLE CORP                        2,792,709
         200      *  PACKETEER, INC                           638
       5,400      *  PALM, INC                              7,884
       3,300      *  PARAMETRIC TECHNOLOGY CORP            17,127
         500      *  PAXSON COMMUNICATIONS CORP             3,600
       4,400         PAYCHEX, INC                         138,644
         200      *  PEC SOLUTIONS, INC                     3,408
       3,500      *  PEOPLESOFT, INC                       63,140
       2,481      *  PEREGRINE SYSTEMS, INC                31,335
         200      *  PERICOM SEMICONDUCTOR CORP             2,780
         800      *  PEROT SYSTEMS CORP (CLASS A)          12,920
         300      *  PHOENIX TECHNOLOGIES LTD               3,009
         300      *  PHOTRONICS, INC                        5,535
         300      *  PIXELWORKS, INC                        3,780
         100      *  PLANAR SYSTEMS, INC                    2,011
         500      *  PLANTRONICS, INC                       8,525
         600      *  PLEXUS CORP                           14,148
         200      *  PLX TECHNOLOGY, INC                    1,034
       6,500      *  PMC-SIERRA, INC                       66,755
       1,100      *  POLYCOM, INC                          26,807
       1,300      *  PORTAL SOFTWARE, INC                   1,937
         100      *  POWELL INDUSTRIES, INC                 2,265
         400      *  POWER INTEGRATIONS, INC                7,288
         800      *  POWERWAVE TECHNOLOGIES, INC            9,536
         300      *  PRI AUTOMATION, INC                    3,006
         200      *  PROBUSINESS SERVICES, INC              2,958
         400      *  PROFIT RECOVERY GROUP
                       INTERNATIONAL                        3,912
         400      *  PROGRESS SOFTWARE CORP                 5,596
         300      *  PROTON ENERGY SYSTEMS                  1,413
         300      *  PROXIM, INC                            2,925
         500      *  PUMATECH, INC                            675
       1,300      *  QLOGIC CORP                           24,700
         100      *  QRS CORP                                 840
      32,000      *  QUALCOMM, INC                      1,521,280
         400      *  QUEST SOFTWARE, INC                    4,632
         200      *  RADIANT SYSTEMS, INC                   2,040
         200      *  RADISYS CORP                           2,400
       1,100      *  RAMBUS, INC                            8,096
       2,700      *  RATIONAL SOFTWARE CORP                23,382
       1,300      *  READ-RITE CORP                         3,835
       1,100      *  REALNETWORKS, INC                      5,346
         300      *  RED HAT, INC                           1,050
       1,600      *  REDBACK NETWORKS, INC                  2,320
         100      *  REGISTER.COM, INC                        992
         100      *  RENAISSANCE LEARNING, INC              3,291
         100      *  RESEARCH FRONTIERS, INC                1,625

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  33

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
         648      *  RETEK, INC                      $      8,177
      12,000      *  RF MICRO DEVICES, INC                199,200
         861      *  RIVERSTONE NETWORKS, INC               4,520
         200      *  ROGERS CORP                            5,622
         100      *  ROXIO, INC                             1,520
         400      *  RSA SECURITY, INC                      5,384
         100      *  RUDOLPH TECHNOLOGIES, INC              2,466
         500      *  S1 CORP                                4,230
         300      *  SABA SOFTWARE, INC                       594
         200      *  SANCHEZ COMPUTER ASSOCIATES,
                       INC                                  1,504
         500      *  SANDISK CORP                           4,930
      33,652      *  SANMINA CORP                         456,994
       1,000      *  SAPIENT CORP                           3,850
         100      *  SATCON TECHNOLOGY CORP                   539
         100      *  SBS TECHNOLOGIES, INC                  1,116
         900      *  SCI SYSTEMS, INC                      16,200
       2,100         SCIENTIFIC-ATLANTA, INC               36,855
         200      *  SEACHANGE INTERNATIONAL, INC           3,494
         400      *  SECURE COMPUTING CORP                  3,896
         200      *  SEEBEYOND TECHNOLOGY CORP                360
         200      *  SEMITOOL, INC                          1,912
       8,000      *  SEMTECH CORP                         227,040
         300      *  SENSORMATIC ELECTRONICS CORP           7,074
         200      *  SERENA SOFTWARE, INC                   2,330
      22,500      *  SIEBEL SYSTEMS, INC                  292,725
         400      *  SILICON IMAGE, INC                       836
         100      *  SILICON LABORATORIES, INC              1,379
       1,100      *  SILICON STORAGE TECHNOLOGY,
                       INC                                  5,093
         100      *  SILICONIX, INC                         2,077
         300      *  SIPEX CORP                             1,938
      15,180      *  SOLECTRON CORP                       176,847
         400      *  SOMERA COMMUNICATIONS, INC             1,720
         300      *  SONICWALL, INC                         3,564
       1,900      *  SONUS NETWORKS, INC                    5,700
         100      *  SPECTRALINK CORP                       1,518
         200      *  SPEECHWORKS INTERNATIONAL, INC           986
         100      *  SPSS, INC                              1,721
         100      *  STANFORD MICRODEVICES, INC               444
         600      *  STARBASE CORP                            396
         500      *  STARMEDIA NETWORK, INC                    80
      14,300         STMICROELECTRONICS NV                307,307
         500      *  STORAGE TECHNOLOGY CORP                6,275
         700      *  STORAGENETWORKS, INC                   2,772
         855      *  STRATOS LIGHTWAVE, INC                 2,949
      99,540      *  SUN MICROSYSTEMS, INC                823,195
       3,800      *  SUNGARD DATA SYSTEMS, INC             88,806
         100      *  SUPERTEX, INC                          1,524
       1,100      *  SYBASE, INC                           10,230
         800      *  SYCAMORE NETWORKS, INC                 2,784
         200      *  SYKES ENTERPRISES, INC                 1,116
       1,000      *  SYMANTEC CORP                         34,670
       3,000         SYMBOL TECHNOLOGIES, INC              31,470
         950      *  SYMMETRICOM, INC                       5,168
         800      *  SYNOPSYS, INC                         32,087
         400      *  SYSTEMS & COMPUTER TECHNOLOGY
                       CORP                                 3,600
      12,700      *  TAIWAN SEMICONDUCTOR
                       MANUFACTURING CO LTD ADR           120,523
         400      *  TAKE-TWO INTERACTIVE SOFTWARE,
                       INC                                  2,828

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
         200      *  TECH DATA CORP                  $      7,580
         300         TECHNITROL, INC                        6,690
         600      *  TEKELEC                                7,902
       5,600      *  TELLABS, INC                          55,328
       2,400      *  TERADYNE, INC                         46,800
      38,542         TEXAS INSTRUMENTS, INC               962,779
         200      *  THERMA-WAVE, INC                       2,054
         300      *  THREE-FIVE SYSTEMS, INC                4,782
         800      *  TIBCO SOFTWARE, INC                    5,872
         700      *  TITAN CORP                            13,720
         300      *  TIVO, INC                                996
         200      *  TOLLGRADE COMMUNICATIONS, INC          3,840
         500         TOTAL SYSTEM SERVICES, INC            12,385
         300      *  TRANSACTION SYSTEMS
                       ARCHITECTS, INC (CLASS A)            1,884
       1,000      *  TRANSMETA CORP                         1,410
       1,100      *  TRANSWITCH CORP                        3,366
         500      *  TRIMBLE NAVIGATION LTD                 7,625
       1,745      *  TRIQUINT SEMICONDUCTOR, INC           27,902
         300      *  TRIZETTO GROUP, INC                    2,640
         500      *  TURNSTONE SYSTEMS, INC                 1,500
         100      *  UAXS GLOBAL HOLDINGS, INC                 74
         100      *  ULTICOM, INC                             808
         100      *  ULTIMATE ELECTRONICS, INC              1,735
         200      *  ULTRATECH STEPPER, INC                 2,394
         400      *  UNISYS CORP                            3,464
         200      *  UNIVERSAL DISPLAY CORP                 1,410
         100     b*  US WIRELESS CORP                           1
         500      *  USINTERNETWORKING, INC                   135
         400      *  VARIAN SEMICONDUCTOR EQUIPMENT
                       ASSOCIATES, INC                     10,340
         300      *  VEECO INSTRUMENTS, INC                 7,950
       5,900      *  VERISIGN, INC                        247,210
      24,625      *  VERITAS SOFTWARE CORP                454,085
         500      *  VERITY, INC                            5,050
       1,200      *  VERTICALNET, INC                         432
         300      *  VIASYSTEMS GROUP, INC                    195
         300      *  VICOR CORP                             4,233
         300      *  VIEWPOINT CORP                         1,020
       1,400      *  VIGNETTE CORP                          4,956
         600      *  VIRATA CORP                            5,988
         400      *  VISUAL NETWORKS, INC                     912
       2,400      *  VITESSE SEMICONDUCTOR CORP            18,600
         800      *  VITRIA TECHNOLOGY, INC                 1,640
         200      *  WATCHGUARD TECHNOLOGIES, INC           1,532
         600      *  WAVE SYSTEMS CORP (CLASS A)            1,014
         200      *  WEBEX COMMUNICATIONS, INC              4,248
         300      *  WEBMETHODS, INC                        2,073
         100      *  WEBSENSE, INC                          1,090
         200      *  WESCO INTERNATIONAL, INC               1,030
       1,200      *  WESTERN DIGITAL CORP                   2,604
         100      *  WESTERN MULTIPLEX CORP (CLASS
                       A)                                     373
         800      *  WIND RIVER SYSTEMS, INC                8,400
         200      *  WIRELESS FACILITIES, INC                 894
         100      *  WITNESS SYSTEMS, INC                     815
         200      *  XICOR, INC                             1,590
      18,132      *  XILINX, INC                          426,645
         300      *  XYBERNAUT CORP                           600
       4,554      *  YAHOO!, INC                           40,120
         400      *  ZEBRA TECHNOLOGIES CORP (CLASS
                       A)                                  14,984

34  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
         200      *  ZIXIT CORP                      $        964
         300      *  ZYGO CORP                              3,093
                                                     ------------
                     TOTAL TECHNOLOGY                  38,816,792
                                                     ------------
TRANSPORTATION -- 0.20%
         400      *  AIRTRAN HOLDINGS, INC                  1,696
         500      *  ATLANTIC COAST AIRLINES
                       HOLDINGS, INC                        6,650
         200      *  ATLAS AIR WORLDWIDE HOLDINGS,
                       INC                                  1,970
         100      *  BE AEROSPACE, INC                        760
         900         C.H. ROBINSON WORLDWIDE, INC          26,064
         300      *  EGL, INC                               2,661
         600         EXPEDITORS INTERNATIONAL OF
                       WASHINGTON, INC                     28,410
         500      *  FORWARD AIR CORP                      11,770
         700      *  FRONTIER AIRLINES, INC                 5,796
         650      *  KNIGHT TRANSPORTATION, INC            12,447
         100      *  LANDSTAR SYSTEM, INC                   6,400
         200      *  MESA AIR GROUP, INC                      652
         300      *  NORTHWEST AIRLINES CORP (CLASS
                       A)                                   3,423
         100      *  RAILAMERICA, INC                       1,250
       1,800      *  SABRE HOLDINGS CORP                   48,132
         600         SKYWEST, INC                          10,032
         500      *  SWIFT TRANSPORTATION CO, INC           8,850
         300      *  U.S. AIRWAYS GROUP, INC                1,395
       2,400         UNITED PARCEL SERVICE, INC
                       (CLASS B)                          124,752
                                                     ------------
                     TOTAL TRANSPORTATION                 303,110
                                                     ------------
UTILITIES -- 3.38%
       5,800      *  AES CORP                              74,356
         200      *  AIRGATE PCS, INC                       8,884
         500      *  ALAMOSA HOLDINGS, INC                  6,925
       1,100      *  ALLEGIANCE TELECOM, INC                3,311
      18,200      *  AMERICAN TOWER CORP (CLASS A)        252,798
       3,223      *  ARCH WIRELESS, INC                        64
       1,000      *  A T & T LATIN AMERICA CORP
                       (CLASS A)                            1,760
      29,100      *  A T & T WIRELESS SERVICES            434,754
         100         BLACK HILLS CORP                       3,052
      15,100      *  CALPINE CORP                         344,431
         200      *  CENTENNIAL COMMUNICATIONS CORP         1,800
         300      *  CHILES OFFSHORE, INC                   6,060
       1,800      *  CITIZENS COMMUNICATIONS CO            16,920
         100      *  COMMONWEALTH TELEPHONE
                       ENTERPRISES, INC                     3,675
         300         CONNECTICUT WATER SERVICE, INC         8,282
       1,000      *  CROWN CASTLE INTERNATIONAL
                       CORP                                 9,000
         200      *  DOBSON COMMUNICATIONS CORP
                       (CLASS A)                            2,070
       3,000         DYNEGY, INC (CLASS A)                103,950
       1,600         EL PASO CORP                          66,480
      10,600         ENRON CORP                           288,638
         200      *  FOCAL COMMUNICATIONS CORP                 58
         300      *  GENERAL COMMUNICATION, INC
                       (CLASS A)                            3,630
         300      *  IDT CORP (CLASS B)                     2,904
         300      *  ILLUMINET HOLDINGS, INC               11,496
         100      *  IMPSAT FIBER NETWORKS, INC                20

-----------------------------------------------------------------
      SHARES                                            VALUE
-----------------------------------------------------------------
       1,000      *  ITC DELTACOM, INC               $      1,200
         300         KINDER MORGAN, INC                    14,763
         300      *  L-3 COMMUNICATIONS HOLDINGS,
                       INC                                 26,235
         500      *  LEAP WIRELESS INTERNATIONAL,
                       INC                                  7,850
       1,500      *  LEVEL 3 COMMUNICATIONS, INC            5,670
         500         MADISON GAS & ELECTRIC CO             12,575
         200         MIDDLESEX WATER CO                     6,600
       2,900      *  MIRANT CORP                           63,510
         200      *  MONTANA POWER CO                       1,050
         500      *  NEWPOWER HOLDINGS, INC                 1,540
       7,000      *  NEXTEL COMMUNICATIONS, INC
                       (CLASS A)                           60,480
         100      *  NEXTEL PARTNERS, INC (CLASS A)           673
         200         NORTH PITTSBURGH SYSTEMS, INC          2,948
         500      *  NRG ENERGY, INC                        8,105
         200      *  NTELOS, INC                            1,670
         100      *  OIL STATES INTERNATIONAL, INC            660
         300      *  ORION POWER HOLDINGS                   7,650
         500      *  PETROQUEST ENERGY, INC                 2,515
         700      *  PRICE COMMUNICATIONS CORP             11,865
         100      *  QUICKSILVER RESOURCES, INC             1,360
       8,200         QWEST COMMUNICATIONS
                       INTERNATIONAL, INC                 136,940
         200      *  RURAL CELLULAR CORP (CLASS A)          4,860
         500      *  SBA COMMUNICATIONS CORP                6,675
      10,200         SBC COMMUNICATIONS, INC              480,624
         100      *  SOUTHWESTERN ENERGY CO                 1,185
         300      *  SPECTRASITE HOLDINGS, INC                723
      91,400      *  SPRINT CORP (PCS GROUP)            2,403,459
         400      *  TELECORP PCS, INC (CLASS A)            4,420
         400         TELEPHONE & DATA SYSTEMS, INC         37,720
         800      *  TIME WARNER TELECOM, INC
                       (CLASS A)                            5,800
         500      *  TRITON PCS HOLDINGS, INC
                       (CLASS A)                           19,000
       1,642      *  TYCOM LTD                             12,889
         200      *  UBIQUITEL, INC                         1,614
         100      *  US UNWIRED, INC (CLASS A)              1,010
         200      *  WEST CORP                              3,960
         200         WESTERN GAS RESOURCES, INC             5,206
         800      *  WESTERN WIRELESS CORP (CLASS
                       A)                                  27,024
         530         WILLIAMS COS, INC                     14,469
         870         WORLDCOM, INC (MCI GROUP)             13,250
       3,986      *  XO COMMUNICATIONS, INC (CLASS
                       A)                                   1,634
                                                     ------------
                     TOTAL UTILITIES                    5,076,699
                                                     ------------
TOTAL COMMON STOCK
(Cost $203,979,929)                                   149,654,632
                                                     ------------


See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  35

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

-----------------------------------------------------------------
PRINCIPAL                                               VALUE
-----------------------------------------------------------------
SHORT TERM INVESTMENT -- 1.35%

U.S. GOVERNMENT AND AGENCY -- 1.35%
               FEDERAL HOME LOAN BANK (FHLB)
$  2,020,000   3.150%, 10/01/01                      $  2,020,000
                                                     ------------
TOTAL SHORT TERM INVESTMENT
(Cost $2,020,000)                                       2,020,000
                                                     ------------
TOTAL PORTFOLIO -- 101.14%
(Cost $206,079,929)                                   151,691,062
OTHER ASSETS AND LIABILITIES, NET -- (1.14%)           (1,710,403)
                                                     ------------
NET ASSETS -- 100.00%                                $149,980,659
                                                     ============

---------------
* Non-income producing
b In bankruptcy

At September 30, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $217,196,480. Net unrealized depreciation of portfolio investments aggregated $65,505,418 of which $3,044,452 related to appreciated portfolio investments and $68,549,870 related to depreciated portfolio investments.

36  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND
                            STATEMENT OF INVESTMENTS
                               September 30, 2001

----------------------------------------------------------------
PRINCIPAL/SHARES                                       VALUE
----------------------------------------------------------------
CORPORATE BOND -- 0.01%
TECHNOLOGY -- 0.01%
                   MAYAN NETWORKS
$    33,000        5.250%, 11/01/05                 $     10,230
                                                    ------------
                   TOTAL TECHNOLOGY                       10,230
                                                    ------------
TOTAL CORPORATE BOND
(Cost $50,000)                                            10,230
                                                    ------------
COMMON STOCK -- 98.66%
AEROSPACE AND DEFENSE -- 1.10%
      7,000        BOEING CO                             234,500
      5,290        GENERAL DYNAMICS CORP                 467,212
     18,264     *  GENERAL MOTORS CORP (CLASS H)         243,459
     10,805        LOCKHEED MARTIN CORP                  472,718
        700        NORTHROP GRUMMAN CORP                  70,700
        900        PERKINELMER, INC                       23,616
     10,426        RAYTHEON CO                           362,303
                                                    ------------
                   TOTAL AEROSPACE AND DEFENSE         1,874,508
                                                    ------------
BASIC INDUSTRIES -- 3.49%
      1,900        AIR PRODUCTS & CHEMICALS, INC          73,302
      2,600        ALCAN, INC                             78,000
      6,912        ALCOA, INC                            214,341
        600        ALLEGHENY TECHNOLOGIES, INC             7,998
        200        BALL CORP                              11,980
      3,200        BARRICK GOLD CORP (U.S.)               55,520
        500        BEMIS CO                               19,925
        600        BLACK & DECKER CORP                    18,720
        500        BOISE CASCADE CORP                     14,750
        500        CENTEX CORP                            16,865
     27,429        DOW CHEMICAL CO                       898,574
     12,170        DU PONT (E.I.) DE NEMOURS & CO        456,618
        700        EASTMAN CHEMICAL CO                    25,410
      1,100        ECOLAB, INC                            39,963
      1,100        ENGELHARD CORP                         25,410
        700        FLUOR CORP (NEW)                       26,950
        200     *  FMC CORP                                9,798
      1,200        FREEPORT-MCMORAN COPPER & GOLD,
                     INC (CLASS B)                        13,188
      1,805        GEORGIA-PACIFIC CORP
                     (PACKING GROUP)                      51,965
        900        GOODRICH CORP                          17,532
        400        GREAT LAKES CHEMICAL CORP               8,840
      1,100     *  HERCULES, INC                           9,075
      2,200        HOMESTAKE MINING CO                    20,460
     52,688     *  INCO LTD CO (U.S.)                    653,858
      3,941        INTERNATIONAL PAPER CO                137,146
        400        KB HOME                                11,364
     15,088        KIMBERLY-CLARK CORP                   935,456
      1,000        LOUISIANA-PACIFIC CORP                  6,500
      3,700        MASCO CORP                             75,628
        800        MEAD CORP                              22,144
      1,700        NEWMONT MINING CORP                    40,120
        600        NUCOR CORP                             23,820
      1,400     *  PACTIV CORP                            20,286
        736        PHELPS DODGE CORP                      20,240
      2,700        PLACER DOME, INC (U.S.)                34,533

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
      1,400        PPG INDUSTRIES, INC              $     64,050
      1,300        PRAXAIR, INC                           54,600
        600        PULTE HOMES, INC                       18,390
     19,553        ROHM & HAAS CO                        640,556
        700     *  SEALED AIR CORP                        25,543
      1,300        SHERWIN-WILLIAMS CO                    28,886
        700        SIGMA-ALDRICH                          31,640
      1,145     *  SMURFIT-STONE CONTAINER CORP           15,148
        700        STANLEY WORKS CO                       25,585
        400        TEMPLE-INLAND, INC                     18,996
        800        USX (U. S. STEEL GROUP)                11,184
        900        VULCAN MATERIALS CO                    38,880
        900        WESTVACO CORP                          23,130
     16,220        WEYERHAEUSER CO                       790,076
        900        WILLAMETTE INDUSTRIES, INC             40,491
        700        WORTHINGTON INDUSTRIES, INC             7,875
                                                    ------------
                   TOTAL BASIC INDUSTRIES              5,931,309
                                                    ------------
CONSUMER CYCLICAL -- 8.88%
        700        AMERICAN GREETINGS CORP (CLASS
                     A)                                    9,268
     83,303     *  AOL TIME WARNER, INC                2,757,329
     19,784        AUTOLIV, INC                          311,400
      2,400     *  BED BATH & BEYOND, INC                 61,104
        900        BIG LOTS, INC                           7,461
        700        BRUNSWICK CORP                         11,529
      4,700        CARNIVAL CORP (CLASS A)               103,494
     17,296     *  CLEAR CHANNEL COMMUNICATIONS,
                     INC                                 687,516
      7,540     *  COMCAST CORP (CLASS A) SPECIAL        270,459
        700        COOPER TIRE & RUBBER CO                 9,968
     13,273     *  COX COMMUNICATIONS, INC (CLASS
                     A)                                  554,147
      1,400        DANA CORP                              21,840
      1,200        DANAHER CORP                           56,616
      1,000        DARDEN RESTAURANTS, INC                26,250
      4,500        DELPHI AUTOMOTIVE SYSTEMS CORP         52,875
        900        DILLARDS, INC (CLASS A)                11,853
     36,092        DISNEY (WALT) CO                      672,033
      2,725        DOLLAR GENERAL CORP                    31,882
      1,000        DONNELLEY (R.R.) & SONS CO             27,050
        700        DOW JONES & CO, INC                    31,801
      2,400        EASTMAN KODAK CO                       78,072
     20,032        FAMILY DOLLAR STORES, INC             551,280
      1,600     *  FEDERATED DEPARTMENT STORES,
                     INC                                  45,120
     14,597        FORD MOTOR CO (NEW)                   253,257
      2,200        GANNETT CO, INC                       132,242
      6,950        GAP, INC                               83,052
      4,403        GENERAL MOTORS CORP                   188,888
      1,400        GENUINE PARTS CO                       44,604
      1,300        GOODYEAR TIRE & RUBBER CO              23,959
      2,500        HARLEY-DAVIDSON, INC                  101,250
      1,000     *  HARRAH'S ENTERTAINMENT, INC            27,010
      3,300        HILTON HOTELS CORP                     25,905
      4,500        HONDA MOTOR CO LTD                    146,184
        300     *  INTERNATIONAL GAME TECHNOLOGY
                     CO                                   12,750
      3,000        INTERPUBLIC GROUP OF COS, INC          61,200

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  37

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
        700        JOHNSON CONTROLS, INC            $     45,668
      4,000     *  KMART CORP                             27,960
        600        KNIGHT RIDDER, INC                     33,510
     10,394     *  KOHLS CORP                            498,912
      1,700        LEGGETT & PLATT, INC                   33,150
     32,669     *  LIBERTY MEDIA CORP (CLASS A)          414,896
      3,500        LIMITED, INC                           33,250
        500        LIZ CLAIBORNE, INC                     18,850
      2,000        MARRIOTT INTERNATIONAL, INC
                     (CLASS A)                            66,800
      2,400        MAY DEPARTMENT STORES CO               69,648
        600        MAYTAG CORP                            14,784
     10,385        MCDONALD'S CORP                       281,848
      1,600        MCGRAW-HILL COS, INC                   93,120
        400        MEREDITH CORP                          12,852
         60     *  NEIMAN MARCUS GROUP, INC (CLASS
                     B)                                    1,422
      1,300        NEW YORK TIMES CO (CLASS A)            50,739
      2,200        NIKE, INC (CLASS B)                   102,982
     35,000        NISSAN MOTOR CO LTD                   146,017
      1,300        NORDSTROM, INC                         18,785
      1,500        OMNICOM GROUP, INC                     97,350
      2,100        PENNEY (J.C.) CO, INC                  45,990
        700     *  REEBOK INTERNATIONAL LTD               14,490
      2,700        SEARS ROEBUCK & CO                     93,528
        600        SNAP-ON, INC                           13,398
      3,100     *  STARBUCKS CORP                         46,314
      7,200        TARGET CORP                           228,600
      1,200        TIFFANY & CO                           25,980
      2,300        TJX COS, INC                           75,670
      2,440        TRIBUNE CO                             76,616
      1,300     *  TRICON GLOBAL RESTAURANTS, INC         50,986
      1,000        TRW, INC                               29,820
      1,700     *  UNIVISION COMMUNICATIONS, INC
                     (CLASS A)                            39,015
        900        V.F. CORP                              26,343
     33,135     *  VIACOM, INC (CLASS B)               1,143,157
      1,014        VISTEON CORP                           12,928
     71,735        WAL-MART STORES, INC                3,550,883
      1,000        WENDY'S INTERNATIONAL, INC             26,650
        600        WHIRLPOOL CORP                         33,210
                                                    ------------
                   TOTAL CONSUMER CYCLICAL            15,086,769
                                                    ------------
CONSUMER NON-CYCLICAL -- 10.49%
        500        ALBERTO CULVER CO (CLASS B)            19,445
      3,241        ALBERTSON'S, INC                      103,323
     16,525        ANHEUSER-BUSCH COS, INC               692,067
      5,353        ARCHER-DANIELS-MIDLAND CO              67,394
        900     *  AUTOZONE, INC                          46,674
      1,900        AVON PRODUCTS, INC                     87,875
      1,700     *  BEST BUY CO, INC                       77,265
        600        BROWN-FORMAN CORP (CLASS B)            37,908
      3,300        CAMPBELL SOUP CO                       92,400
      1,900        CIRCUIT CITY STORES
                     (CIRCUIT CITY GROUP)                 22,800
      1,900        CLOROX CO                              70,300

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
     19,900        COCA COLA CO                     $    932,315
      3,600        COCA COLA ENTERPRISES, INC             55,224
     24,570        COLGATE-PALMOLIVE CO                1,431,202
      4,300        CONAGRA FOODS, INC                     96,535
        300        COORS (ADOLPH) CO (CLASS B)            13,500
      3,600     *  COSTCO WHOLESALE CORP                 128,016
      5,134        CVS CORP                              170,448
     64,400        DIAGEO PLC                            676,264
      2,300        GENERAL MILLS, INC                    104,650
     17,995        GILLETTE CO                           536,251
      1,500        HASBRO, INC                            21,000
      2,800        HEINZ (H.J.) CO                       118,020
      1,100        HERSHEY FOODS CORP                     71,907
     69,663        HOME DEPOT, INC                     2,672,969
        800        INTERNATIONAL FLAVORS &
                     FRAGRANCES, INC                      22,152
      3,300        KELLOGG CO                             99,000
      9,014        KRAFT FOODS, INC (CLASS A)            309,811
      6,500     *  KROGER CO                             160,160
     11,751        LAUDER (ESTEE) CO (CLASS A)           389,545
     14,173        LOWE'S COS                            448,575
      3,500     *  MATTEL, INC                            54,810
      4,482        NESTLE S.A. (REGD)                    956,554
      2,200        NEWELL RUBBERMAID, INC                 49,962
      2,400     *  OFFICE DEPOT, INC                      32,640
      1,200        PEPSI BOTTLING GROUP, INC              55,284
     44,663        PEPSICO, INC                        2,166,155
     17,600        PHILIP MORRIS COS, INC                849,904
     26,575        PROCTER & GAMBLE CO                 1,934,394
      1,600        RADIOSHACK CORP                        38,800
      2,500        RALSTON PURINA CO                      82,000
      4,100     *  SAFEWAY, INC                          162,852
      6,360        SARA LEE CORP                         135,468
      3,700     *  STAPLES, INC                           49,284
      1,100        SUPERVALU, INC                         22,253
      2,670        THE SWATCH GROUP AG. (BR)             193,248
      1,600     *  TOYS 'R' US, INC                       27,568
        400        TUPPERWARE CORP                         7,976
      4,600        UNILEVER NV (NEW YORK SHS)            248,492
      1,400        UST, INC                               46,480
     23,497        WALGREEN CO                           809,001
      1,300        WINN-DIXIE STORES, INC                 14,885
      1,900        WRIGLEY (WM) JR CO                     97,470
                                                    ------------
                   TOTAL CONSUMER NON-CYCLICAL        17,810,475
                                                    ------------
ENERGY -- 6.47%
        800        AMERADA HESS CORP                      50,800
      2,027        ANADARKO PETROLEUM CORP                97,458
      6,613        APACHE CORP                           284,359
        600        ASHLAND, INC                           23,130
     21,266        BAKER HUGHES, INC                     615,650
     16,560        BURLINGTON RESOURCES, INC             566,517
     12,944        CHEVRON CORP                        1,097,004
     21,168     *  CONOCO, INC (CLASS B)                 536,397
      1,100        DEVON ENERGY CORP (NEW)                37,840
      1,000        EOG RESOURCES, INC                     28,930
    121,005        EXXON MOBIL CORP                    4,767,597

38  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
ENERGY -- (CONTINUED)
      3,500        HALLIBURTON CO                   $     78,925
        800        KERR-MCGEE CORP                        41,528
        400     *  MCDERMOTT INTERNATIONAL, INC            3,300
      1,200     *  NABORS INDUSTRIES, INC                 25,164
      8,082        NOBLE AFFILIATES, INC                 250,461
      1,100     *  NOBLE DRILLING CORP                    26,400
      3,000        OCCIDENTAL PETROLEUM CORP              73,020
      3,120        PHILLIPS PETROLEUM CO                 168,292
        900     *  ROWAN COS, INC                         11,142
     17,200        ROYAL DUTCH PETROLEUM CO
                     (NY REGD) ADR                       864,300
      4,600        SCHLUMBERGER LTD                      210,220
        700        SUNOCO, INC                            24,920
     13,986        TEXACO, INC                           909,090
      2,616        TRANSOCEAN SEDCO FOREX, INC            69,062
      2,000        UNOCAL CORP                            65,000
      2,500        USX (MARATHON GROUP)                   66,875
                                                    ------------
                   TOTAL ENERGY                       10,993,381
                                                    ------------
FINANCIAL SERVICES -- 18.50%
      4,200        AFLAC, INC                            113,400
      8,645        ALLSTATE CORP                         322,890
        900        AMBAC FINANCIAL GROUP, INC             49,239
     25,774        AMERICAN EXPRESS CO                   748,992
     55,645        AMERICAN INTERNATIONAL GROUP,
                     INC                               4,340,310
      3,000        AMSOUTH BANCORP                        54,210
      2,100        AON CORP                               88,200
     42,743        BANK OF AMERICA CORP                2,496,191
      5,900        BANK OF NEW YORK CO, INC              206,500
      9,300        BANK ONE CORP                         292,671
      3,500        BB&T CORP                             127,575
        900        BEAR STEARNS COS, INC                  45,009
      1,700        CAPITAL ONE FINANCIAL CORP             78,251
      1,820        CHARTER ONE FINANCIAL, INC             51,360
      1,400        CHUBB CORP                             99,974
      1,300        CINCINNATI FINANCIAL CORP              54,106
     98,927        CITIGROUP, INC                      4,006,544
      1,500        COMERICA, INC                          83,100
      3,000     *  CONSECO, INC                           21,780
      1,000        COUNTRYWIDE CREDIT INDUSTRIES,
                     INC                                  43,930
     25,036        FANNIE MAE                          2,004,382
     13,004        FIFTH THIRD BANCORP                   799,485
     44,371        FLEETBOSTON FINANCIAL CORP          1,630,634
      2,200        FRANKLIN RESOURCES, INC                76,274
      5,600        FREDDIE MAC                           364,000
      1,300        GOLDEN WEST FINANCIAL CORP             75,530
      1,900        HARTFORD FINANCIAL SERVICES
                     GROUP, INC                          111,606
      3,700        HOUSEHOLD INTERNATIONAL, INC          208,606
      2,017        HUNTINGTON BANCSHARES, INC             34,914
      1,300        JEFFERSON-PILOT CORP                   57,824
      2,500        JOHN HANCOCK FINANCIAL
                     SERVICES, INC                        99,875
     41,586        JP MORGAN CHASE & CO                1,420,161

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
      3,400        KEYCORP                          $     82,076
     11,115        LEHMAN BROTHERS HOLDINGS, INC         631,887
      1,500        LINCOLN NATIONAL CORP                  69,945
     14,866        MANULIFE FINANCIAL CORP               389,127
      2,200        MARSH & MCLENNAN COS, INC             212,740
      1,250        MBIA, INC                              62,500
      6,800        MBNA CORP                             205,972
     20,134        MELLON FINANCIAL CORP                 650,932
     16,806        MERRILL LYNCH & CO, INC               682,323
     34,020        METROPOLITAN LIFE INSURANCE CO      1,010,394
        900        MGIC INVESTMENT CORP                   58,806
     11,254        MONY GROUP, INC                       372,732
     23,351        MORGAN STANLEY DEAN WITTER & CO     1,082,318
      4,800        NATIONAL CITY CORP                    143,760
     11,824        NORTHERN TRUST CORP                   620,523
     66,300        OLD MUTUAL PLC                        114,249
      2,400        PNC FINANCIAL SERVICES GROUP,
                     INC                                 137,400
        600        PROGRESSIVE CORP                       80,340
      2,300        PROVIDIAN FINANCIAL CORP               46,345
      1,900        REGIONS FINANCIAL CORP                 54,834
     35,612        SAFECO CORP                         1,080,111
     11,100        SCHWAB (CHARLES) CORP                 127,650
      2,800        SOUTHTRUST CORP                        71,316
      1,800        ST. PAUL COS, INC                      74,196
      1,600        STARWOOD HOTELS & RESORTS
                     WORLDWIDE, INC                       35,200
      2,600        STATE STREET CORP                     118,300
      1,800        STILWELL FINANCIAL, INC                35,100
      2,400        SUNTRUST BANKS, INC                   159,840
      2,400        SYNOVUS FINANCIAL CORP                 66,240
      1,100        T ROWE PRICE GROUP, INC                32,230
      1,100        TORCHMARK CORP                         42,900
      1,100        UNION PLANTERS CORP                    47,190
      1,992        UNUMPROVIDENT CORP                     50,298
     49,544        US BANCORP (NEW)                    1,098,885
      1,300        USA EDUCATION, INC                    107,783
      2,000     *  WACHOVIA CONTRA CUSIP                     960
     11,200        WACHOVIA CORP (NEW)                   347,200
      7,050        WASHINGTON MUTUAL, INC                271,284
     13,700        WELLS FARGO & CO                      608,965
      1,100        XL CAPITAL LTD (CLASS A)               86,900
        800        ZIONS BANCORP                          42,928
                                                    ------------
                   TOTAL FINANCIAL SERVICES           31,422,202
                                                    ------------
HEALTH CARE -- 16.87%
     47,260        ABBOTT LABORATORIES                 2,450,431
      1,200        AETNA, INC (NEW)                       34,668
      1,100        ALLERGAN, INC                          72,930
     15,927        AMERICAN HOME PRODUCTS CORP           927,747
        600     *  AMERISOURCEBERGEN CORP                 42,570
     29,471     *  AMGEN, INC                          1,732,010
      2,000        APPLERA CORP
                     (APPLIED BIOSYSTEMS GROUP)           48,800
        400        BARD (C.R.), INC                       20,564
        400        BAUSCH & LOMB, INC                     11,320
     21,565        BAXTER INTERNATIONAL, INC           1,187,153
      2,100        BECTON DICKINSON & CO                  77,700

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  39

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
      1,200     *  BIOGEN, INC                      $     66,696
      2,200        BIOMET, INC                            64,350
      3,300     *  BOSTON SCIENTIFIC CORP                 67,650
     25,284        BRISTOL-MYERS SQUIBB CO             1,404,779
     14,367        CARDINAL HEALTH, INC                1,062,439
      1,600     *  CHIRON CORP                            70,992
      1,200        CIGNA CORP                             99,540
        459     *  DURECT CORP                             4,443
      1,500     *  FOREST LABORATORIES, INC              108,210
      9,622        GLAXOSMITHKLINE PLC ADR               539,986
      2,500     *  GUIDANT CORP                           96,250
      4,300        HCA, INC                              190,533
     35,064     *  HEALTH MANAGEMENT ASSOCIATES,
                     INC (CLASS A) (NEW)                 727,928
      3,200     *  HEALTHSOUTH CORP                       52,032
      1,600     *  HUMANA, INC                            19,296
      4,400     *  IMMUNEX CORP                           82,192
      2,400        IMS HEALTH, INC                        60,120
     55,279        JOHNSON & JOHNSON                   3,062,457
      1,900     *  KING PHARMACEUTICALS, INC              79,705
      9,316        LILLY (ELI) & CO                      751,801
        900     *  MANOR CARE, INC                        25,290
      2,300        MCKESSON CORP                          86,917
      1,700     *  MEDIMMUNE, INC                         60,571
     18,694        MEDTRONIC, INC                        813,189
     33,223        MERCK & CO, INC                     2,212,651
        400        MILLIPORE CORP                         21,176
      1,000        PALL CORP                              19,450
    131,576        PFIZER, INC                         5,276,198
     23,295        PHARMACIA CORP                        944,845
      1,100     *  QUINTILES TRANSNATIONAL CORP           16,060
     50,358        SCHERING-PLOUGH CORP                1,868,281
        800     *  ST. JUDE MEDICAL, INC                  54,760
      1,600        STRYKER CORP                           84,640
     17,914     *  TENET HEALTHCARE CORP               1,068,570
     10,756        UNITEDHEALTH GROUP, INC               715,274
        900     *  WATSON PHARMACEUTICALS, INC            49,239
        600     *  WELLPOINT HEALTH NETWORKS, INC         65,490
      2,294     *  ZIMMER HOLDINGS, INC                   63,658
                                                    ------------
                   TOTAL HEALTH CARE                  28,663,551
                                                    ------------
OTHER -- 2.73%
      6,800     *  CENDANT CORP                           87,040
      1,400        CINTAS CORP                            56,420
        500        CRANE CO                               10,960
      1,700        DOVER CORP                             51,187
      1,300        FORTUNE BRANDS, INC                    43,550
      1,500        H&R BLOCK, INC                         57,840
      6,475        HONEYWELL INTERNATIONAL, INC          170,940
        800        ITT INDUSTRIES, INC                    35,840
      1,600        LOEWS CORP                             74,048
      1,300        MOODY'S CORP                           48,100
        200        NATIONAL SERVICE INDUSTRIES,
                     INC                                   4,130
      1,500     *  ROBERT HALF INTERNATIONAL, INC         30,015
      5,400        SYSCO CORP                            137,916
      1,200        TEXTRON, INC                           40,332

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
        900     *  TMP WORLDWIDE, INC               $     25,551
     78,844        TYCO INTERNATIONAL LTD              3,587,402
      3,800        UNITED TECHNOLOGIES CORP              176,700
                                                    ------------
                   TOTAL OTHER                         4,637,971
                                                    ------------
PRODUCER DURABLES -- 4.89%
      1,600     *  ALLIED WASTE INDUSTRIES, INC           20,400
      2,800        CATERPILLAR, INC                      125,440
        800        COOPER INDUSTRIES, INC                 33,176
        400        CUMMINS, INC                           13,200
      1,900        DEERE & CO                             71,459
        600        EATON CORP                             35,526
      3,500        EMERSON ELECTRIC CO                   164,710
    186,058        GENERAL ELECTRIC CO                 6,921,358
        800        GRAINGER (W.W.), INC                   31,080
      2,500        ILLINOIS TOOL WORKS, INC              135,275
      1,400        INGERSOLL-RAND CO                      47,320
         91     *  KADANT, INC                             1,173
      3,200        MINNESOTA MINING &
                     MANUFACTURING CO                    314,880
        500     *  NAVISTAR INTERNATIONAL CORP            14,125
        700        PACCAR, INC                            34,349
      1,000        PARKER HANNIFIN CORP                   34,300
      2,000        PITNEY BOWES, INC                      76,400
        700     *  POWER-ONE, INC                          4,305
      1,500        ROCKWELL COLLINS                       21,300
      1,600        ROCKWELL INTERNATIONAL CORP            23,488
        500     *  THOMAS & BETTS CORP                     8,740
      5,000        WASTE MANAGEMENT, INC                 133,700
      5,600     *  XEROX CORP                             43,400
                                                    ------------
                   TOTAL PRODUCER DURABLES             8,309,104
                                                    ------------
TECHNOLOGY -- 14.76%
      7,000     *  ADC TELECOMMUNICATIONS, INC            24,430
      2,000        ADOBE SYSTEMS, INC                     47,960
      3,100     *  ADVANCED MICRO DEVICES, INC            25,265
     77,410     *  AGERE SYSTEMS, INC (CLASS A)          319,703
      3,662     *  AGILENT TECHNOLOGIES, INC              71,592
      3,100     *  ALTERA CORP                            50,778
      1,800     *  AMERICAN POWER CONVERSION CORP         21,024
      2,900     *  ANALOG DEVICES, INC                    94,830
        800     *  ANDREW CORP                            14,544
      2,800     *  APPLE COMPUTER, INC                    43,428
     14,910     *  APPLIED MATERIALS, INC                424,040
      6,265     *  APPLIED MICRO CIRCUITS CORP            43,792
        400        AUTODESK, INC                          12,824
      5,000        AUTOMATIC DATA PROCESSING, INC        235,200
      2,322     *  AVAYA, INC                             22,987
        900        AVERY DENNISON CORP                    42,579
         53     *  AXCELIS TECHNOLOGIES, INC                 500
     13,864     *  BEA SYSTEMS, INC                      132,955
      2,200     *  BMC SOFTWARE, INC                      27,940
      2,100     *  BROADCOM CORP (CLASS A)                42,630
      8,531     *  BROCADE COMMUNICATIONS SYSTEMS,
                     INC                                 119,689
      1,100     *  CIENA CORP                             11,319
    126,691     *  CISCO SYSTEMS, INC                  1,543,096

40  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
      1,700     *  CITRIX SYSTEMS, INC              $     33,660
     13,500        COMPAQ COMPUTER CORP                  112,185
      4,600        COMPUTER ASSOCIATES
                     INTERNATIONAL, INC                  118,404
      1,400     *  COMPUTER SCIENCES CORP                 46,438
      3,300     *  COMPUWARE CORP                         27,489
      1,700     *  COMVERSE TECHNOLOGY, INC               34,816
      2,000     *  CONCORD EFS, INC                       97,900
      2,300     *  CONEXANT SYSTEMS, INC                  19,090
      1,400     *  CONVERGYS CORP                         38,850
      7,500     *  CORNING, INC                           66,150
     43,640     *  DELL COMPUTER CORP                    808,649
        600        DELUXE CORP                            20,724
         10     *  EFUNDS CORP                               166
      3,800        ELECTRONIC DATA SYSTEMS CORP          218,804
     39,003     *  EMC CORP                              458,285
      1,200        EQUIFAX, INC                           26,280
      3,200        FIRST DATA CORP                       186,432
      1,500     *  FISERV, INC                            51,300
      2,800     *  GATEWAY, INC                           15,260
     15,500        HEWLETT-PACKARD CO                    249,550
    121,644        INTEL CORP                          2,486,403
     28,433        INTERNATIONAL BUSINESS MACHINES
                     CORP                              2,624,365
      1,700     *  INTUIT, INC                            60,860
      1,600     *  JABIL CIRCUIT, INC                     28,640
     10,600     *  JDS UNIPHASE CORP                      66,992
      1,500     *  KLA-TENCOR CORP                        47,370
      1,100     *  LEXMARK INTERNATIONAL, INC             49,181
      2,600        LINEAR TECHNOLOGY CORP                 85,280
      2,900     *  LSI LOGIC CORP                         34,075
    271,547     *  LUCENT TECHNOLOGIES, INC            1,555,964
      2,700     *  MAXIM INTEGRATED PRODUCTS, INC         94,338
         17     *  MCDATA CORP (CLASS A)                     142
        800     *  MERCURY INTERACTIVE CORP               15,232
      4,800     *  MICRON TECHNOLOGY, INC                 90,384
    109,288     *  MICROSOFT CORP                      5,592,267
         41     *  MIPS TECHNOLOGIES, INC (CLASS
                     B)                                      246
      1,650        MOLEX, INC                             46,381
     17,545        MOTOROLA, INC                         273,702
      1,400     *  NATIONAL SEMICONDUCTOR CORP            30,870
        800     *  NCR CORP                               23,720
      3,000     *  NETWORK APPLIANCE, INC                 20,400
    117,234        NOKIA CORP (SPON ADR)               1,834,712
     25,500     *  NORTEL NETWORKS CORP (U.S.)           143,055
      3,600     *  NOVELL, INC                            13,176
      1,200     *  NOVELLUS SYSTEMS, INC                  34,272
    113,692     *  ORACLE CORP                         1,430,245
      5,486     *  PALM, INC                               8,009
      2,200     *  PARAMETRIC TECHNOLOGY CORP             11,418
      3,050        PAYCHEX, INC                           96,105
      2,400     *  PEOPLESOFT, INC                        43,296
      1,600     *  PMC-SIERRA, INC                        16,432
        900     *  QLOGIC CORP                            17,100
     13,160     *  QUALCOMM, INC                         625,626
         65     *  ROXIO, INC                                988

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
      2,600     *  SANMINA CORP                     $     35,308
      1,100     *  SAPIENT CORP                            4,235
      1,500        SCIENTIFIC-ATLANTA, INC                26,325
      3,700     *  SIEBEL SYSTEMS, INC                    48,137
      5,300     *  SOLECTRON CORP                         61,745
     60,446     *  SUN MICROSYSTEMS, INC                 499,888
      2,150        SYMBOL TECHNOLOGIES, INC               22,553
        900     *  TEKTRONIX, INC                         15,741
      3,300     *  TELLABS, INC                           32,604
      1,400     *  TERADYNE, INC                          27,300
     13,900        TEXAS INSTRUMENTS, INC                347,222
      1,500     *  THERMO ELECTRON CORP                   27,075
      2,900     *  UNISYS CORP                            25,114
     14,265     *  VERITAS SOFTWARE CORP                 263,046
      1,800     *  VITESSE SEMICONDUCTOR CORP             13,950
      2,700     *  XILINX, INC                            63,531
      6,139     *  YAHOO!, INC                            54,084
                                                    ------------
                   TOTAL TECHNOLOGY                   25,072,641
                                                    ------------
TRANSPORTATION -- 0.52%
      1,300     *  AMR CORP                               24,882
      3,200        BURLINGTON NORTHERN SANTA FE
                     CORP                                 85,600
      9,156     *  CONTINENTAL AIRLINES, INC
                     (CLASS B)                           137,340
      1,800        CSX CORP                               56,700
      1,100        DELTA AIR LINES, INC                   28,985
      2,500     *  FEDEX CORP                             91,875
      3,100        NORFOLK SOUTHERN CORP                  49,972
        500        RYDER SYSTEM, INC                       9,995
      1,144     *  SABRE HOLDINGS CORP                    30,590
     18,410        SOUTHWEST AIRLINES CO                 273,204
        500     *  U.S. AIRWAYS GROUP, INC                 2,325
      2,000        UNION PACIFIC CORP                     93,800
                                                    ------------
                   TOTAL TRANSPORTATION                  885,268
                                                    ------------
UTILITIES -- 9.96%
      4,300     *  AES CORP                               55,126
      1,000        ALLEGHENY ENERGY, INC                  36,700
      7,118        ALLIANT ENERGY CORP                   222,793
      2,500        ALLTEL CORP                           144,875
      1,100        AMEREN CORP                            42,240
      3,142        AMERICAN ELECTRIC POWER CO, INC       135,828
     10,222     *  AMERICAN TOWER CORP (CLASS A)         141,983
    116,349        A T & T CORP                        2,245,535
     67,268     *  A T & T WIRELESS SERVICES           1,004,983
     15,000        BELLSOUTH CORP                        623,250
     32,161     *  BROADWING, INC                        517,148
      2,400     *  CALPINE CORP                           54,744
      1,200        CENTURYTEL, INC                        40,200
      1,300        CINERGY CORP                           40,131
      2,600     *  CITIZENS COMMUNICATIONS CO             24,440
     20,240        CMS ENERGY CORP                       404,800
      1,700        CONSOLIDATED EDISON, INC               69,224
      1,400        CONSTELLATION ENERGY GROUP, INC        33,880
      8,801        DOMINION RESOURCES, INC               522,339
      1,400        DTE ENERGY CO                          60,270
      6,200        DUKE ENERGY CORP                      234,670

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  41

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

----------------------------------------------------------------
  SHARES                                               VALUE
----------------------------------------------------------------
UTILITIES -- (CONTINUED)
      2,600        DYNEGY, INC (CLASS A)            $     90,090
      2,800     *  EDISON INTERNATIONAL CO                36,848
      4,130        EL PASO CORP                          171,601
      6,000        ENRON CORP                            163,380
      1,800        ENTERGY CORP                           64,008
      2,637        EXELON CORP                           117,610
      1,800        FIRSTENERGY CORP                       64,710
      1,500        FPL GROUP, INC                         80,325
      8,715     *  GLOBAL CROSSING LTD                    15,687
      1,000        GPU, INC                               40,360
      1,200        KEYSPAN CORP                           39,888
      1,000        KINDER MORGAN, INC                     49,210
      2,769     *  MIRANT CORP                            60,641
      6,200     *  NEXTEL COMMUNICATIONS, INC
                     (CLASS A)                            53,568
      1,300     *  NIAGARA MOHAWK HOLDINGS, INC           22,061
        400        NICOR, INC                             15,500
     17,639        NISOURCE, INC                         411,165
        122     *  NISOURCE, INC (SAILS)                     258
        300        PEOPLES ENERGY CORP                    11,928
      7,726     *  PG&E CORP                             117,435
        700        PINNACLE WEST CAPITAL CORP             27,790
      1,200        PPL CORP                               39,120
     19,554     *  PRICE COMMUNICATIONS CORP             331,440
      1,800        PROGRESS ENERGY, INC                   77,382
        200     *  PROGRESS ENERGY, INC CVO                   90
      1,700        PUBLIC SERVICE ENTERPRISE
                     GROUP, INC                           72,335
     13,329        QWEST COMMUNICATIONS
                     INTERNATIONAL, INC                  222,594
      5,227     *  RCN CORP                               16,726
     15,101        RELIANT ENERGY, INC                   397,458

----------------------------------------------------------------
PRINCIPAL/SHARES                                       VALUE
----------------------------------------------------------------
     45,542        SBC COMMUNICATIONS, INC          $  2,145,939
      1,700        SEMPRA ENERGY                          42,075
     21,621        SOUTHERN CO                           518,471
     16,512        SPRINT CORP (FON GROUP)               396,453
     34,314     *  SPRINT CORP (PCS GROUP)               904,305
     10,630        TXU CORP                              492,381
     21,596        VERIZON COMMUNICATIONS, INC         1,168,559
      7,900     *  WESTERN WIRELESS CORP (CLASS A)       266,862
      4,200        WILLIAMS COS, INC                     114,660
     88,475     *  WORLDCOM, INC
                     (WORLDCOM GROUP)                  1,327,281
      2,765        XCEL ENERGY, INC                       77,834
                                                    ------------
                   TOTAL UTILITIES                    16,921,187
                                                    ------------
TOTAL COMMON STOCK
(Cost $191,421,478)                                  167,608,366
                                                    ------------
SHORT TERM INVESTMENT -- 7.58%
U.S. GOVERNMENT AND AGENCY -- 7.58%
                   FEDERAL HOME LOAN BANK (FHLB)
$12,885,000        3.150%, 10/01/01                   12,885,000
                                                    ------------
TOTAL SHORT TERM INVESTMENT
(Cost $12,885,000)                                    12,885,000
                                                    ------------
TOTAL PORTFOLIO -- 106.25%
(Cost $204,356,478)                                  180,503,596
OTHER ASSETS AND LIABILITIES, NET -- (6.25%)         (10,623,845)
                                                    ------------
NET ASSETS -- 100.00%                               $169,879,751
                                                    ============

---------------
* Non-income producing

At September 30, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $218,169,419. Net unrealized depreciation of portfolio investments aggregated $37,665,823 of which $3,718,168 related to appreciated portfolio investments and $41,383,991 related to depreciated portfolio investments.

42  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

                            STATEMENT OF INVESTMENTS

                               September 30, 2001

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
COMMON STOCK -- 98.12%
AEROSPACE AND DEFENSE -- 1.05%
       200        AAR CORP                                        $      1,602
       250     *  ALLIANT TECHSYSTEMS, INC                              21,400
       100     *  ARMOR HOLDINGS, INC                                    1,980
       165     *  AVIALL, INC                                            1,014
     7,814        BOEING CO                                            261,769
        94     *  DRS TECHNOLOGIES, INC                                  3,266
     2,057     *  ECHOSTAR COMMUNICATIONS CORP (CLASS A)                47,866
        51        ENGINEERED SUPPORT SYSTEMS, INC                        2,402
     2,039        GENERAL DYNAMICS CORP                                180,084
     8,532     *  GENERAL MOTORS CORP (CLASS H)                        113,731
       100        HEICO CORP                                             1,500
        10        HEICO CORP (CLASS A)                                     116
       200     *  HEXCEL CORP                                              800
       100     *  INNOVATIVE SOLUTIONS & SUPPORT, INC                      727
       180        KAMAN CORP (CLASS A)                                   2,383
       100     *  LADISH CO, INC                                           795
     3,466        LOCKHEED MARTIN CORP                                 151,637
        97     *  MOOG, INC (CLASS A)                                    2,189
       849        NORTHROP GRUMMAN CORP                                 85,749
       200     *  ORBITAL SCIENCES CORP                                    364
       300     *  PANAMSAT CORP                                          6,996
       400     *  PEGASUS COMMUNICATIONS CORP                            2,800
       871        PERKINELMER, INC                                      22,855
       500        PRECISION CASTPARTS CORP                              11,100
     3,450        RAYTHEON CO                                          119,887
       400     *  REMEC, INC                                             3,172
       342     *  TELEDYNE TECHNOLOGIES, INC                             5,454
       142     *  TRIUMPH GROUP, INC                                     3,308
       100     *  VIASAT, INC                                            1,784
                                                                  ------------
                  TOTAL AEROSPACE AND DEFENSE                        1,058,730
                                                                  ------------



BASIC INDUSTRIES -- 3.44%
     2,159        AIR PRODUCTS & CHEMICALS, INC                         83,294
       623     *  AIRGAS, INC                                            8,267
       876        AK STEEL HOLDINGS CORP                                 7,402
       167     *  ALBANY INTERNATIONAL CORP (CLASS A) (NEW)              2,498
       187        ALBEMARLE CORP                                         3,534
     8,339        ALCOA, INC                                           258,592
       708        ALLEGHENY TECHNOLOGIES, INC                            9,437
       100        AMCOL INTERNATIONAL CORP                                 565
       568     *  AMERICAN STANDARD COS, INC                            31,240
        28        AMERON INTERNATIONAL CORP                              1,804
       268        APTARGROUP, INC                                        8,522
       177        ARCH CHEMICALS, INC                                    4,017
       363        ARCH COAL, INC                                         5,662
       429     *  ARMSTRONG HOLDINGS, INC                                1,171
       300        BALL CORP                                             17,970
       472        BEMIS CO                                              18,809
       870     *  BETHLEHEM STEEL CORP                                   1,113
       811        BLACK & DECKER CORP                                   25,303
       488        BOISE CASCADE CORP                                    14,396
       453        BOWATER, INC                                          19,941
       258     *  BRUSH ENGINEERED MATERIALS, INC                        3,547
       200     *  BUCKEYE TECHNOLOGIES, INC                              1,980
       100     *  BUILDING MATERIALS HOLDING CORP                        1,404

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       634        CABOT CORP                                      $     25,296
       193     *  CABOT MICROELECTRONICS CORP                            9,323
       222        CALGON CARBON CORP                                     1,689
       176        CAMBREX CORP                                           5,901
       191        CARAUSTAR INDUSTRIES, INC                              1,764
       300        CARLISLE COS, INC                                      8,409
       166        CARPENTER TECHNOLOGY CORP                              3,693
       100        CASTLE (A.M.) & CO                                       830
       100        CENTEX CONSTRUCTION PRODUCTS, INC                      2,955
       612        CENTEX CORP                                           20,642
       100        CENTURY ALUMINUM CO                                      801
       500     *  CHAMPION ENTERPRISES, INC                              3,475
       100        CHEMED CORP                                            2,880
       265        CHEMFIRST, INC                                         5,347
        76        CHESAPEAKE CORP                                        1,964
       200        CLARCOR, INC                                           4,780
       883        CLAYTON HOMES, INC                                    10,772
       140        CLEVELAND-CLIFFS, INC                                  2,016
       700     *  COLLINS & AIKMAN CORP                                  4,305
       100        COMMERCIAL METALS CO                                   2,780
       181        CONSOL ENERGY, INC                                     3,878
       215     *  CORVAS INTERNATIONAL, INC                              1,236
       914        CROMPTON CORP                                          6,334
       100        CROSSMANN COMMUNITIES, INC                             2,627
       964     *  CROWN CORK & SEAL CO, INC                              2,207
       453     *  CYTEC INDUSTRIES, INC                                 10,486
       500     *  DAL-TILE INTERNATIONAL, INC                            7,695
       144        DELTIC TIMBER CORP                                     3,643
       100     *  DIONEX CORP                                            2,522
     8,688        DOW CHEMICAL CO                                      284,618
    10,114        DU PONT (E.I.) DE NEMOURS & CO                       379,477
       400     *  EARTHSHELL CORP                                          880
       680        EASTMAN CHEMICAL CO                                   24,684
     1,205        ECOLAB, INC                                           43,777
        70        ELCOR CORP                                             1,507
       100     *  EMCOR GROUP, INC                                       3,190
       416     *  ENCOMPASS SERVICES CORP                                1,572
       100     *  ENCORE WIRE CORP                                       1,295
       100     *  ENERGY CONVERSION DEVICES, INC                         1,644
     1,108        ENGELHARD CORP                                        25,594
       349        FERRO CORP                                             8,089
       319        FLEETWOOD ENTERPRISES, INC                             3,566
       200        FLORIDA ROCK INDUSTRIES, INC                           6,308
       772        FLUOR CORP (NEW)                                      29,722
       182     *  FMC CORP                                               8,916
       100     *  FOAMEX INTERNATIONAL, INC                                615
       684        FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS B)          7,517
       112        FULLER (H.B.) CO                                       5,129
        54        GENTEK, INC                                              175
       200        GEORGIA GULF CORP                                      3,214
     2,191        GEORGIA-PACIFIC CORP (PACKING GROUP)                  63,078
       809        GEORGIA-PACIFIC CORP (TIMBER GROUP)                   29,301
       100        GIBRALTAR STEEL CORP                                   1,510
       100        GLATFELTER (P.H.) CO                                   1,531
       872        GOODRICH CORP                                         16,986
       200        GRANITE CONSTRUCTION, INC                              5,128

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  43

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
BASIC INDUSTRIES -- (CONTINUED)
       436        GREAT LAKES CHEMICAL CORP                       $      9,635
       148        GREIF BROTHERS CORP (CLASS A)                          3,392
       981     *  HERCULES, INC                                          8,093
     2,335        HOMESTAKE MINING CO                                   21,715
       528        HORTON (D.R.), INC                                    11,014
       100     *  HOVNANIAN ENTERPRISES, INC (CLASS A)                   1,153
       958        IMC GLOBAL, INC                                        8,622
       171     *  INSITUFORM TECHNOLOGIES, INC (CLASS A)                 2,915
       300     *  INTEGRATED ELECTRICAL SERVICES, INC                    1,650
     4,653        INTERNATIONAL PAPER CO                               161,924
       100     *  INTERNATIONAL SPECIALTY PRODUCTS, INC                    883
       100        INTERPOOL, INC                                         1,460
       200     *  IVEX PACKAGING CORP                                    3,410
       200     *  JACOBS ENGINEERING GROUP, INC                         12,480
       104     *  KAISER ALUMINUM CORP                                     267
       295        KB HOME                                                8,380
     5,107        KIMBERLY-CLARK CORP                                  316,634
       300        LAFARGE NORTH AMERICA, INC                            10,020
       508        LENNAR CORP                                           18,308
       367        LENNOX INTERNATIONAL, INC                              3,413
       200     *  LONE STAR TECHNOLOGIES, INC                            2,480
       485        LONGVIEW FIBRE CO                                      4,898
       981        LOUISIANA-PACIFIC CORP                                 6,376
        74        LSI INDUSTRIES, INC                                    1,850
       500        LUBRIZOL CORP                                         15,800
       100     *  LYDALL, INC                                              660
       999        LYONDELL CHEMICAL CO                                  11,438
       146        M/I SCHOTTENSTEIN HOMES, INC                           4,934
       163        MACDERMID, INC                                         2,076
       467        MARTIN MARIETTA MATERIALS, INC                        18,264
     4,523        MASCO CORP                                            92,450
       672        MASSEY ENERGY CO                                       9,844
       300     *  MATTSON TECHNOLOGY, INC                                1,200
       247        MDC HOLDINGS, INC                                      6,846
       968        MEAD CORP                                             26,794
       264        METRIS COS, INC                                        6,534
       545        MILLENNIUM CHEMICALS, INC                              5,717
       167        MINERALS TECHNOLOGIES, INC                             6,302
       100     *  MOBILE MINI, INC                                       2,596
       398        MONSANTO CO                                           13,424
       300     *  MUELLER INDUSTRIES, INC                                8,610
       100     *  NANOPHASE TECHNOLOGIES CORP                              445
       200     *  NCI BUILDING SYSTEMS, INC                              2,300
     1,664        NEWMONT MINING CORP                                   39,270
        85        NL INDUSTRIES, INC                                     1,274
       100     *  NORTEK, INC                                            2,155
       200     *  NS GROUP, INC                                          1,360
       813        NUCOR CORP                                            32,276
        88     *  NVR, INC                                              12,364
       203     *  OAKLEY, INC                                            2,547
       100     *  OCTEL CORP                                             1,825
       344        OLIN CORP                                              5,056
       200        OM GROUP, INC                                         11,000
       317     *  OMNOVA SOLUTIONS, INC                                  1,981
       200     *  OREGON STEEL MILLS, INC                                1,070

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       100     *  OSMONICS, INC                                   $      1,250
     1,438     *  OWENS-ILLINOIS, INC                                    5,795
       500     *  PACKAGING CORP OF AMERICA                              7,725
     1,303     *  PACTIV CORP                                           18,880
       100     *  PALM HARBOR HOMES, INC                                 1,870
       118        PEABODY ENERGY CORP                                    2,843
       100        PENN ENGINEERING & MANUFACTURING CORP                  1,420
        63        PENN VIRGINIA CORP                                     1,773
       404        PENTAIR, INC                                          12,431
       100     *  PENWEST PHARMACEUTICALS CO                             1,723
       819        PHELPS DODGE CORP                                     22,522
       498        PLUM CREEK TIMBER CO, INC                             13,301
       675        POLYONE CORP                                           5,265
       100        POPE & TALBOT, INC                                     1,280
       300        POTLATCH CORP                                          8,097
     1,623        PPG INDUSTRIES, INC                                   74,252
     1,470        PRAXAIR, INC                                          61,740
       389        PULTE HOMES, INC                                      11,922
       100        QUAKER CHEMICAL CORP                                   1,815
       100        QUANEX CORP                                            2,310
       299        RAYONIER, INC                                         12,100
       168        RELIANCE STEEL & ALUMINUM CO                           3,991
       100        ROANOKE ELECTRIC STEEL CORP                            1,190
       100        ROCK-TENN CO (CLASS A)                                 1,100
     1,524        ROHM & HAAS CO                                        49,926
       887        RPM, INC                                               8,382
       200     *  RTI INTERNATIONAL METALS, INC                          1,670
       248        RYERSON TULL, INC                                      3,112
       151        RYLAND GROUP, INC                                      7,201
       335     *  SCHULER HOMES, INC (CLASS A)                           4,070
       310        SCHULMAN (A.), INC                                     3,177
       300     *  SCICLONE PHARMACEUTICALS, INC                          1,005
       759     *  SEALED AIR CORP                                       27,695
       400     *  SHAW GROUP, INC                                       11,268
     1,306        SHERWIN-WILLIAMS CO                                   29,019
       661        SIGMA-ALDRICH                                         29,877
       100     *  SILGAN HOLDINGS, INC                                   1,830
        58     *  SIMPSON MANUFACTURING CO, INC                          3,074
       100        SKYLINE CORP                                           2,670
     1,624     *  SMURFIT-STONE CONTAINER CORP                          21,485
       995        SOLUTIA, INC                                          12,338
       865        SONOCO PRODUCTS CO                                    20,327
       111        SOUTHERN PERU COPPER CORP                              1,048
       154        SPARTECH CORP                                          3,184
       300        ST. JOE CO                                             7,755
       200        STANDARD-PACIFIC CORP                                  3,902
       847        STANLEY WORKS CO                                      30,957
       252     *  STEEL DYNAMICS, INC                                    2,492
       400     *  STILLWATER MINING CO                                   8,048
       369        TEMPLE-INLAND, INC                                    17,523
       300     *  TERRA INDUSTRIES, INC                                    891
       200        TEXAS INDUSTRIES, INC                                  6,180
       200     *  TITANIUM METALS CORP                                     640
       200     *  TOLL BROTHERS, INC                                     5,934
       172        TREDEGAR CORP                                          2,924
       100     *  TREX CO, INC                                           1,745
        52        UNIVERSAL FOREST PRODUCTS, INC                           989
       145     *  URS CORP                                               3,335

44  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
BASIC INDUSTRIES -- (CONTINUED)
       700        USEC, INC                                       $      4,501
       277    b*  USG CORP                                               1,033
       817        USX (U.S. STEEL GROUP)                                11,421
       824        VULCAN MATERIALS CO                                   35,596
       161        WATSCO, INC                                            2,107
       384        WAUSAU-MOSINEE PAPER CORP                              4,492
       200        WD-40 CO                                               4,110
       300        WELLMAN, INC                                           3,465
       145        WEST PHARMACEUTICAL SERVICES, INC                      3,567
       784        WESTVACO CORP                                         20,148
     2,112        WEYERHAEUSER CO                                      102,875
       866        WILLAMETTE INDUSTRIES, INC                            38,961
       100     *  WOLVERINE TUBE, INC                                    1,010
       566        WORTHINGTON INDUSTRIES, INC                            6,367
       400        YORK INTERNATIONAL CORP                               11,456
                                                                  ------------
                  TOTAL BASIC INDUSTRIES                             3,482,502
                                                                  ------------



CONSUMER CYCLICAL -- 9.69%
       100     *  1-800 CONTACTS, INC                                    1,230
       314     *  99 CENTS ONLY STORES                                  10,157
       100        AARON RENTS, INC                                       1,550
       847     *  ABERCROMBIE & FITCH CO (CLASS A)                      14,898
       300     *  ACCLAIM ENTERTAINMENT, INC                               804
       142     *  ACKERLEY GROUP, INC                                    1,519
       107     *  ACTION PERFORMANCE COS, INC                            1,948
       400     *  ACTV, INC                                                816
       676     *  ADELPHIA COMMUNICATIONS CORP (CLASS A)                15,007
        98        ADVANCED MARKETING SERVICES, INC                       1,504
       100     *  AFC ENTERPRISES, INC                                   2,040
       114     *  ALLIANCE GAMING CORP                                   1,618
       100     *  AMC ENTERTAINMENT, INC                                 1,050
       100     *  AMERCO                                                 1,818
       100     *  AMERICAN AXLE & MANUFACTURING HOLDINGS, INC            1,275
       750     *  AMERICAN EAGLE OUTFITTERS, INC                        14,925
       614        AMERICAN GREETINGS CORP (CLASS A)                      8,129
       668     *  AMERICREDIT CORP                                      21,122
       100     *  ANCHOR GAMING CO                                       4,150
       200     *  ANNTAYLOR STORES CORP                                  4,384
    41,354     *  AOL TIME WARNER, INC                               1,368,817
       322        APOGEE ENTERPRISES, INC                                4,153
       820     *  APOLLO GROUP, INC (CLASS A)                           34,464
        67     *  APOLLO GROUP, INC (UNIVERSITY OF PHOENIX
                    ONLINE)                                              2,074
       550        APPLEBEE'S INTERNATIONAL, INC                         16,225
       164        ARCTIC CAT, INC                                        2,210
       200     *  ARGOSY GAMING CO                                       5,240
       585        ARVINMERITOR, INC                                      8,359
       865        AUTOLIV, INC                                          13,615
       300     *  AZTAR CORP                                             3,924
       300     *  BALLY TOTAL FITNESS HOLDINGS CORP                      6,093
       100        BANDAG, INC                                            2,735
        61        BARNES GROUP, INC                                      1,299
       143        BASSETT FURNITURE INDUSTRIES, INC                      1,997
       100     *  BEASLEY BROADCAST GROUP, INC (CLASS A)                 1,025
     2,773     *  BED BATH & BEYOND, INC                                70,600

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       814        BELO (A.H.) CORP SERIES A                        $    13,056
       995        BIG LOTS, INC                                          8,248
       300        BLOCKBUSTER, INC (CLASS A)                             6,570
       300        BOB EVANS FARMS, INC                                   5,424
       300     *  BOCA RESORTS, INC (CLASS A)                            2,985
       300        BORGWARNER, INC                                       12,090
       300        BOWNE & CO, INC                                        3,045
       200     *  BOYD GAMING CORP                                         890
       392     *  BOYDS COLLECTION LTD                                   3,234
     1,001     *  BRINKER INTERNATIONAL, INC                            23,643
       165        BROWN SHOE CO, INC                                     1,872
       829        BRUNSWICK CORP                                        13,653
       100     *  BUCA, INC                                              1,122
       100     *  BUCKLE, INC                                            1,650
       165        BURLINGTON COAT FACTORY WAREHOUSE CORP                 2,326
       100        BUSH INDUSTRIES, INC (CLASS A)                           883
       892     *  CABLEVISION SYSTEMS CORP (CLASS A)                    36,518
       421     *  CABLEVISION SYSTEMS CORP (RAINBOW MEDIA GROUP)         8,525
       116     *  CALIFORNIA PIZZA KITCHEN, INC                          1,837
       773        CALLAWAY GOLF CO                                       9,894
       284     *  CATALINA MARKETING CORP                                7,952
       100        CATO CORP (CLASS A)                                    1,496
       510        CBRL GROUP, INC                                       11,204
       300     *  CEC ENTERTAINMENT, INC                                10,230
       100     *  CHAMPIONSHIP AUTO RACING TEAMS, INC                    1,390
       163     *  CHARLOTTE RUSSE HOLDING, INC                           2,117
       853     *  CHARMING SHOPPES, INC                                  4,188
     1,100     *  CHARTER COMMUNICATIONS, INC (CLASS A)                 13,618
       174     *  CHICO'S FAS, INC                                       4,097
       206     *  CHILDREN'S PLACE RETAIL STORES, INC                    3,693
       296     *  CHOICE HOTELS INTERNATIONAL, INC                       4,884
       113     *  CHRISTOPHER & BANKS CORP                               3,402
        31        CHURCHILL DOWNS, INC                                     860
       400        CLAIRES STORES, INC                                    5,060
     4,687     *  CLEAR CHANNEL COMMUNICATIONS, INC                    186,308
        59        COACHMEN INDUSTRIES, INC                                 531
       100     *  COLE NATIONAL CORP (CLASS A)                           1,327
       100     *  COLUMBIA SPORTSWEAR CO                                 2,220
     9,175     *  COMCAST CORP (CLASS A) SPECIAL                       329,107
       641        COOPER TIRE & RUBBER CO                                9,127
       431     *  COPART, INC                                           12,072
     1,903     *  COX COMMUNICATIONS, INC (CLASS A)                     79,450
       400     *  COX RADIO, INC (CLASS A)                               8,068
       100        CPI CORP                                               1,437
       100     *  CROWN MEDIA HOLDINGS, INC (CLASS A)                    1,025
       264     *  CUMULUS MEDIA, INC (CLASS A)                           1,834
     1,389        DANA CORP                                             21,668
       940        DANAHER CORP                                          44,349
     1,071        DARDEN RESTAURANTS, INC                               28,113
     5,423        DELPHI AUTOMOTIVE SYSTEMS CORP                        63,720
       300     *  DIGITAL GENERATION SYSTEMS, INC                          426
       623        DILLARDS, INC (CLASS A)                                8,204
       335     *  DIRECT FOCUS, INC                                      6,666

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  45

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
       100     *  DISCOUNT AUTO PARTS, INC                        $      1,380
    20,264        DISNEY (WALT) CO                                     377,315
     2,645        DOLLAR GENERAL CORP                                   30,946
       200     *  DOLLAR THRIFTY AUTOMOTIVE GROUP, INC                   1,990
       899     *  DOLLAR TREE STORES, INC                               16,856
       445        DONALDSON CO, INC                                     12,824
       956        DONNELLEY (R.R.) & SONS CO                            25,859
        48        DOVER DOWNS ENTERTAINMENT, INC                           594
       397        DOW JONES & CO, INC                                   18,035
       256     *  DRESS BARN, INC                                        5,708
        55     *  DURA AUTOMOTIVE SYSTEMS, INC                             396
     2,787        EASTMAN KODAK CO                                      90,661
        73     *  ELIZABETH ARDEN, INC                                     932
       256     *  EMMIS COMMUNICATIONS CORP (CLASS A)                    3,691
       285     *  ENTERCOM COMMUNICATIONS CORP                           9,690
       405     *  ENTRAVISION COMMUNICATIONS CORP (CLASS A)              3,462
       300        EQUITY INNS, INC                                       2,157
       200        EXIDE TECHNOLOGIES                                       752
       600     *  EXTENDED STAY AMERICA, INC                             8,682
       169        FACTSET RESEARCH SYSTEMS, INC                          4,099
     1,422        FAMILY DOLLAR STORES, INC                             39,133
       100        FEDDERS CORP                                             390
       264        FEDERAL-MOGUL CORP                                       171
     1,753     *  FEDERATED DEPARTMENT STORES, INC                      49,434
       278        FELCOR LODGING TRUST, INC                              3,739
       200     *  FINISH LINE, INC (CLASS A)                             2,170
        32        FISHER COMMUNICATIONS, INC                             1,664
        23        FLORIDA EAST COAST INDUSTRIES, INC (CLASS B)             496
       200     *  FOOTSTAR, INC                                          6,920
    17,536        FORD MOTOR CO (NEW)                                  304,249
       100        FOREST CITY ENTERPRISES, INC (CLASS A)                 4,800
       251     *  FOSSIL, INC                                            3,943
     1,183     *  FOX ENTERTAINMENT GROUP, INC (CLASS A)                22,595
       125        FREDS, INC                                             3,275
       100        FRIEDMANS, INC (CLASS A)                                 706
       168        G & K SERVICES, INC (CLASS A)                          4,460
     2,599        GANNETT CO, INC                                      156,225
     5,758        GAP, INC                                              68,808
       171     *  GAYLORD ENTERTAINMENT CO                               3,437
     1,903     *  GEMSTAR-TV GUIDE INTERNATIONAL, INC                   37,508
       319        GENCORP, INC                                           3,617
     5,340        GENERAL MOTORS CORP                                  229,086
       200     *  GENESCO, INC                                           3,250
       100     *  GENESISINTERMEDIA, INC                                   590
       663     *  GENTEX CORP                                           15,839
     1,737        GENUINE PARTS CO                                      55,340
       100     *  GLOBAL SPORTS, INC                                     1,165
     1,285        GOODYEAR TIRE & RUBBER CO                             23,682
       328        GRACO, INC                                             9,905
       145        GRAY COMMUNICATIONS SYSTEMS, INC                       2,204
         5        GREY GLOBAL GROUP, INC                                 2,765

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       100     *  GROUP 1 AUTOMOTIVE, INC                         $      2,655
       100     *  GUESS?, INC                                              645
       200     *  GUITAR CENTER, INC                                     2,380
       221     *  GYMBOREE CORP                                          1,436
       100        HANCOCK FABRICS, INC                                     820
       200     *  HANDLEMAN CO                                           2,800
     2,884        HARLEY-DAVIDSON, INC                                 116,802
       316        HARMAN INTERNATIONAL INDUSTRIES, INC                  10,586
     1,161     *  HARRAH'S ENTERTAINMENT, INC                           31,358
       435        HARTE-HANKS, INC                                       9,413
       100        HAVERTY FURNITURE COS, INC                               985
        64     *  HAYES LEMMERZ INTERNATIONAL, INC                          64
       133     *  HEARST-ARGYLE TELEVISION, INC                          2,327
     3,187        HILTON HOTELS CORP                                    25,017
       900     *  HISPANIC BROADCASTING CORP                            14,490
       400        HOLLINGER INTERNATIONAL, INC                           4,200
       100     *  HOLLYWOOD CASINO CORP (CLASS A)                          675
       400     *  HOLLYWOOD ENTERTAINMENT CORP                           4,700
       200     *  HOT TOPIC, INC                                         5,020
       200     *  IHOP CORP (NEW)                                        5,240
       100     *  IMPCO TECHNOLOGIES, INC                                1,164
       200     *  INFORMATION HOLDINGS, INC                              3,928
       400     *  INSIGHT COMMUNICATIONS CO, INC                         7,360
       434        INTERACTIVE DATA CORP                                  5,685
       683     *  INTERNATIONAL GAME TECHNOLOGY CO                      29,027
       200        INTERNATIONAL SPEEDWAY CORP (CLASS A )                 6,966
     3,599        INTERPUBLIC GROUP OF COS, INC                         73,419
       301     *  INTERTAN, INC                                          2,362
       702        INTIMATE BRANDS, INC (CLASS A)                         6,318
       200     *  ISLE OF CAPRI CASINOS, INC                             1,419
       300     *  JACK IN THE BOX, INC                                   8,400
       154     *  JAKKS PACIFIC, INC                                     2,079
       806        JOHNSON CONTROLS, INC                                 52,583
     1,074     *  JONES APPAREL GROUP, INC                              27,376
       266     *  JOURNAL REGISTER CO                                    4,389
       100        K-SWISS, INC (CLASS A)                                 2,455
       200     *  K2, INC                                                1,196
       200        KELLWOOD CO                                            3,700
       100     *  KENNETH COLE PRODUCTIONS, INC (CLASS A)                1,265
       348     *  KEY3MEDIA GROUP, INC                                   1,378
       300        KIMBALL INTERNATIONAL, INC (CLASS B)                   3,948
       187     *  KIRBY CORP                                             4,207
     4,674     *  KMART CORP                                            32,671
       701        KNIGHT RIDDER, INC                                    39,150
     2,844     *  KOHLS CORP                                           136,512
       419     *  KRISPY KREME DOUGHNUTS, INC                           12,402
        41     *  KROLL, INC                                               466
       590     *  LAMAR ADVERTISING CO (CLASS A)                        17,888
       200        LANDRY'S RESTAURANTS, INC                              2,960
       148     *  LANDS' END, INC                                        4,277
       100        LASALLE HOTEL PROPERTIES                                 924
       486        LA-Z-BOY, INC                                          7,673
       600     *  LEAR CORP                                             16,212
       458        LEE ENTERPRISES, INC                                  14,504
     1,903        LEGGETT & PLATT, INC                                  37,108
       257        LIBBEY, INC                                            8,288

46  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
       164     *  LIBERTY DIGITAL, INC (CLASS A)                  $        657
    25,077     *  LIBERTY MEDIA CORP (CLASS A)                         318,477
     3,258        LIMITED, INC                                          30,951
       299     *  LINENS 'N THINGS, INC                                  5,555
       512        LIZ CLAIBORNE, INC                                    19,302
       100     *  LODGENET ENTERTAINMENT CORP                            1,099
       200        LONE STAR STEAKHOUSE & SALOON, INC                     2,160
       179     *  LUBY'S, INC                                            1,279
       100     *  MADDEN (STEVEN) LTD                                    1,015
       584     *  MANDALAY RESORT GROUP                                  9,478
       200        MARCUS CORP                                            2,400
     1,826        MARRIOTT INTERNATIONAL, INC (CLASS A)                 60,988
       100     *  MARTHA STEWART LIVING OMNIMEDIA, INC (CLASS A)         1,490
     2,854        MAY DEPARTMENT STORES CO                              82,823
       702        MAYTAG CORP                                           17,297
       200        MCCLATCHY CO (CLASS A)                                 8,400
    12,389        MCDONALD'S CORP                                      336,237
     1,873        MCGRAW-HILL COS, INC                                 109,008
       100        MEDIA GENERAL, INC (CLASS A)                           4,336
       300     *  MEDIACOM COMMUNICATIONS CORP                           3,909
       100     *  MEDIS TECHNOLOGIES LTD                                   631
       300     *  MEN'S WEARHOUSE, INC                                   5,424
       400        MEREDITH CORP                                         12,852
       241     *  METRO ONE TELECOMMUNICATIONS, INC                      5,591
       354     *  METRO-GOLDWYN-MAYER, INC                               6,000
       581     *  MGM MIRAGE                                            13,060
       300     *  MICHAELS STORES, INC                                  10,962
       159     *  MICROS SYSTEMS, INC                                    2,825
        58        MIDAS, INC                                               574
       300     *  MIDWAY GAMES, INC                                      3,633
       100     *  MILLENNIUM CELL, INC                                     374
       300        MODINE MANUFACTURING CO                                7,374
       459     *  MOHAWK INDUSTRIES, INC                                16,868
        93     *  MONACO COACH CORP                                      1,325
       100     *  MOVIE GALLERY, INC                                     2,073
       397     *  MSC INDUSTRIAL DIRECT CO (CLASS A)                     6,324
       233     *  MTR GAMING GROUP, INC                                  2,159
        64        MYERS INDUSTRIES, INC                                    758
       144        NATIONAL GOLF PROPERTIES, INC                          2,311
       200     *  NAUTICA ENTERPRISES, INC                               2,368
       328     *  NEIMAN MARCUS GROUP, INC (CLASS A)                     8,019
        30     *  NEIMAN MARCUS GROUP, INC (CLASS B)                       711
       100     *  NETRATINGS, INC                                        1,031
     1,354        NEW YORK TIMES CO (CLASS A)                           52,846
       706        NIKE, INC (CLASS B)                                   33,047
       984        NORDSTROM, INC                                        14,218
       200     *  O'CHARLEYS, INC                                        3,430
       422     *  O'REILLY AUTOMOTIVE, INC                              12,090
     1,808        OMNICOM GROUP, INC                                   117,339
       100        OSHKOSH B'GOSH, INC (CLASS A)                          2,600
       132        OSHKOSH TRUCK CORP                                     4,781
       644     *  OUTBACK STEAKHOUSE, INC                               16,492
       100        OXFORD INDUSTRIES, INC                                 2,190
       100     *  P.F. CHANGS CHINA BISTRO, INC                          3,592

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       300     *  PACIFIC SUNWEAR OF CALIFORNIA, INC              $      4,125
        74     *  PANERA BREAD CO (CLASS A)                              2,589
       100     *  PAPA JOHN'S INTERNATIONAL, INC                         2,605
     2,640     *  PARK PLACE ENTERTAINMENT CORP                         19,351
       100     *  PARKERVISION, INC                                      1,804
       200     *  PAYLESS SHOESOURCE, INC                               10,960
       100     *  PENN NATIONAL GAMING, INC                              1,640
     2,530        PENNEY (J.C.) CO, INC                                 55,407
       176     *  PENTON MEDIA, INC                                        624
       388     *  PERFORMANCE FOOD GROUP CO                             11,069
       180        PHILLIPS-VAN HEUSEN CORP                               1,782
       846        PIER 1 IMPORTS, INC                                    7,021
       200     *  PINNACLE ENTERTAINMENT, INC                            1,190
       540     *  PINNACLE SYSTEMS, INC                                  1,571
       143     *  PIXAR, INC                                             5,777
        77     *  PLATO LEARNING, INC                                    1,858
       171     *  PLAYBOY ENTERPRISES, INC (CLASS B)                     2,111
       200        POLARIS INDUSTRIES, INC                                7,676
       260     *  POLAROID CORP                                            135
       500     *  POLO RALPH LAUREN CORP                                 9,375
       298     *  PRESSTEK, INC                                          1,847
       400     *  PRIME HOSPITALITY CORP                                 3,520
     1,954     *  PRIMEDIA, INC                                          4,591
       100     *  PRIVATE MEDIA GROUP, INC                                 775
       100        PULITZER, INC                                          4,428
       100     *  QUAKER FABRIC CORP                                       730
       177     *  QUIKSILVER, INC                                        2,185
       600     *  RADIO ONE, INC (CLASS A)                               6,942
       200     *  RARE HOSPITALITY INTERNATIONAL, INC                    3,108
     1,027        READER'S DIGEST ASSOCIATION, INC (CLASS A)
                    (NON-VOTE)                                          18,886
       100     *  RECOTON CORP                                           1,235
       497     *  REEBOK INTERNATIONAL LTD                              10,287
       200     *  REGENT COMMUNICATIONS, INC                             1,204
       300        REGIS CORP                                             6,288
        56     *  RENT-A-CENTER, INC                                     1,302
       100     *  RESORTQUEST INTERNATIONAL, INC                           300
       100     *  RESOURCES CONNECTION, INC                              1,818
       100        RIVIANA FOODS, INC                                     1,733
       817        ROSS STORES, INC                                      23,897
       600        RUBY TUESDAY, INC                                      9,420
       200        RUSSELL CORP                                           2,746
       300     *  RYAN'S FAMILY STEAK HOUSES, INC                        5,136
       100     *  SAGA COMMUNICATIONS, INC (CLASS A)                     1,731
     1,152     *  SAKS, INC                                              5,760
        82     *  SALEM COMMUNICATIONS CORP (CLASS A)                    1,599
       100     *  SALTON, INC                                              856
       300     *  SCHOLASTIC CORP                                       13,050
       100     *  SCOTTS CO (CLASS A)                                    3,410
       350     *  SCP POOL CORP                                          7,472
       326        SCRIPPS (E.W.) CO (CLASS A)                           19,856
     2,772        SEARS ROEBUCK & CO                                    96,022
       200     *  SHOPKO STORES, INC                                     1,658
       132     *  SHUFFLE MASTER, INC                                    1,664
       290     *  SINCLAIR BROADCAST GROUP, INC (CLASS A)                2,337
       358     *  SIRIUS SATELLITE RADIO, INC                            1,285

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  47

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
       778     *  SIX FLAGS, INC                                  $      9,514
       108        SMITH (A.O.) CORP                                      1,894
       600        SNAP-ON, INC                                          13,398
       200     *  SONIC AUTOMOTIVE, INC                                  2,720
       197     *  SONIC CORP                                             5,973
       159     *  SOTHEBY'S HOLDINGS, INC (CLASS A)                      1,906
       300     *  SPANISH BROADCASTING SYSTEM, INC (CLASS A)             2,127
       148     *  SPEEDWAY MOTORSPORTS, INC                              2,942
       100        SPIEGEL, INC (CLASS A)                                   705
       200     *  SPORTS RESORTS INTERNATIONAL, INC                      1,438
       423     *  SPX CORP                                              35,066
       100        STANDARD MOTOR PRODUCTS, INC (CLASS A)                 1,170
     3,510     *  STARBUCKS CORP                                        52,439
       327     *  STATION CASINOS, INC                                   2,746
       700        STEELCASE, INC (CLASS A)                               8,799
       200     *  STEIN MART, INC                                        1,640
       200     *  STELLENT, INC                                          2,880
       100     *  STONERIDGE, INC                                          700
       400        STRIDE RITE CORP                                       2,500
       100        STURM RUGER & CO, INC                                  1,038
       247        SUPERIOR INDUSTRIES INTERNATIONAL, INC                 8,202
       300     *  SYLVAN LEARNING SYSTEMS, INC                           6,870
       282        TALBOTS, INC                                           6,330
     8,719        TARGET CORP                                          276,828
       200     *  TBC CORP                                               1,976
       389     *  THE CHEESECAKE FACTORY, INC                            9,316
       185     *  THE STEAK N SHAKE CO                                   1,831
       100        THOR INDUSTRIES, INC                                   2,730
       264     *  THQ, INC                                              11,391
     1,426        TIFFANY & CO                                          30,872
       100     *  TIMBERLAND CO (CLASS A)                                2,710
     2,711        TJX COS, INC                                          89,191
       283     *  TOO, INC                                               5,940
       300     *  TOPPS CO, INC                                          2,880
       344     *  TOWER AUTOMOTIVE, INC                                  2,466
     1,806        TRIBUNE CO                                            56,708
     1,353     *  TRICON GLOBAL RESTAURANTS, INC                        53,064
       961        TRW, INC                                              28,657
     1,088     *  U.S.A. NETWORKS, INC                                  19,562
       512     *  UNIFI, INC                                             4,198
       100     *  UNIVERSAL ELECTRONICS, INC                             1,508
     1,566     *  UNIVISION COMMUNICATIONS, INC (CLASS A)               35,939
       100     *  URBAN OUTFITTERS, INC                                  1,120
       942        V.F. CORP                                             27,572
        80     *  VAIL RESORTS, INC                                      1,112
       502     *  VALASSIS COMMUNICATIONS, INC                          16,018
       100     *  VALUE CITY DEPARTMENT STORES, INC                        344
       100     *  VANS, INC                                              1,149
       143     *  VASTERA, INC                                           1,601
     1,292     *  VENATOR GROUP, INC                                    19,703
    12,914     *  VIACOM, INC (CLASS B)                                445,533
     1,246        VISTEON CORP                                          15,886
       176        WABASH NATIONAL CORP                                   1,214
    26,881        WAL-MART STORES, INC                               1,330,609

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
        27        WASHINGTON POST CO (CLASS B)                    $     14,034
       775        WENDY'S INTERNATIONAL, INC                            20,653
       200     *  WESTPOINT STEVENS, INC                                   354
       700     *  WESTWOOD ONE, INC                                     15,575
       118     *  WET SEAL, INC (CLASS A)                                2,172
       543        WHIRLPOOL CORP                                        30,055
       367        WILEY (JOHN) & SONS, INC (CLASS A)                     7,662
       456     *  WILLIAMS-SONOMA, INC                                  10,857
       100     *  WILSONS THE LEATHER EXPERTS                              904
       251        WINNEBAGO INDUSTRIES, INC                              5,383
       167     *  WMS INDUSTRIES, INC                                    2,920
       355        WOLVERINE WORLD WIDE, INC                              4,771
        70        WOODWARD GOVERNOR CO                                   3,391
       100     *  WORLD WRESTLING FEDERATION ENTERTAINMENT, INC          1,320
       100     *  XM SATELLITE RADIO HOLDINGS, INC (CLASS A)               524
       100     *  YOUNG BROADCASTING, INC (CLASS A)                      1,450
       300     *  ZALE CORP                                              7,944
       200     *  ZOMAX, INC                                             1,086
                                                                  ------------
                  TOTAL CONSUMER CYCLICAL                            9,805,110
                                                                  ------------



CONSUMER NON-CYCLICAL -- 9.40%
       100     *  1-800-FLOWERS.COM, INC                                 1,206
       202     *  7-ELEVEN, INC                                          1,949
       400        ALBERTO CULVER CO (CLASS B)                           15,556
     3,887        ALBERTSON'S, INC                                     123,917
     1,757     *  AMAZON.COM, INC                                       10,489
       265     *  AMERICAN ITALIAN PASTA CO (CLASS A)                   11,461
     8,597        ANHEUSER-BUSCH COS, INC                              360,042
       180     *  APPLICA, INC                                           1,521
     5,637        ARCHER-DANIELS-MIDLAND CO                             70,969
       200     *  AURORA FOODS, INC                                        798
     2,452     *  AUTONATION, INC                                       21,553
       704     *  AUTOZONE, INC                                         36,509
     2,171        AVON PRODUCTS, INC                                   100,408
       362     *  BARNES & NOBLE, INC                                   13,068
     1,629     *  BEST BUY CO, INC                                      74,038
       749     *  BJ'S WHOLESALE CLUB, INC                              35,659
       300        BLYTH, INC                                             5,967
       680     *  BORDERS GROUP, INC                                    13,022
       100     *  BOSTON BEER CO, INC (CLASS A)                          1,176
       279        BROWN-FORMAN CORP (CLASS B)                           17,627
       300     *  CADIZ, INC                                             2,571
     2,125        CAMPBELL SOUP CO                                      59,500
       200        CARTER-WALLACE, INC                                    4,086
       388        CASEYS GENERAL STORES, INC                             4,613
       351     *  CDW COMPUTER CENTERS, INC                             12,699
       100     *  CHEAP TICKETS, INC                                     1,639
       300        CHURCH & DWIGHT CO, INC                                7,755
       302     *  CIRCUIT CITY STORES, INC (CARMAX GROUP)                3,397
     1,843        CIRCUIT CITY STORES (CIRCUIT CITY GROUP)              22,116
     1,701        CLOROX CO                                             62,937
       443     *  COACH, INC                                            11,743
    20,431        COCA COLA CO                                         957,192
     2,116        COCA COLA ENTERPRISES, INC                            32,459
     5,420        COLGATE-PALMOLIVE CO                                 315,715

48  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- (CONTINUED)
     5,232        CONAGRA FOODS, INC                              $    117,458
       316     *  CONSTELLATION BRANDS, INC (CLASS A)                   13,164
       191        COORS (ADOLPH) CO (CLASS B)                            8,595
       300        CORN PRODUCTS INTERNATIONAL, INC                       8,619
       173     *  COST PLUS, INC                                         3,176
     4,446     *  COSTCO WHOLESALE CORP                                158,099
     3,804        CVS CORP                                             126,292
       340        DEAN FOODS CO                                         15,725
       300     *  DEL MONTE FOODS CO                                     2,310
       300        DELTA & PINE LAND CO                                   5,094
       740        DIAL CORP                                             12,247
       327        DIMON, INC                                             1,880
       367        DOLE FOOD CO                                           7,853
       249        DREYER'S GRAND ICE CREAM, INC                          7,233
       176     *  DUANE READE, INC                                       5,280
       100     *  ELECTRONICS BOUTIQUE HOLDINGS CORP                     2,695
       786     *  ENERGIZER HOLDINGS, INC                               13,063
       346        ETHAN ALLEN INTERIORS, INC                             9,515
        66     *  EXPEDIA, INC (CLASS A)                                 1,603
       144     *  FACTORY 2-U STORES, INC                                2,016
       300        FASTENAL CO                                           17,094
       400        FLEMING COS, INC                                      11,800
       111     *  FLOWERS FOODS, INC                                     4,023
       100     *  FTI CONSULTING, INC                                    2,940
       467     *  FURNITURE BRANDS INTERNATIONAL, INC                    9,097
     2,849        GENERAL MILLS, INC                                   129,629
    10,181        GILLETTE CO                                          303,393
       200     *  GREAT ATLANTIC & PACIFIC TEA CO, INC                   2,862
       278     *  HAIN CELESTIAL GROUP, INC                              5,117
     1,230        HASBRO, INC                                           17,220
     3,447        HEINZ (H.J.) CO                                      145,291
       151        HERBALIFE INTERNATIONAL, INC (CLASS B)                 1,442
       924        HERSHEY FOODS CORP                                    60,401
    22,484        HOME DEPOT, INC                                      862,711
       688        HORMEL FOODS CORP                                     16,250
       200        HUGHES SUPPLY, INC                                     4,460
       325     *  IBP, INC                                               7,686
       100        INGLES MARKETS, INC (CLASS A)                          1,200
       309     *  INSIGHT ENTERPRISES, INC                               4,369
       346        INTERFACE, INC (CLASS A)                               1,487
       345        INTERSTATE BAKERIES CORP                               8,797
       837        INTERNATIONAL FLAVORS & FRAGRANCES, INC               23,176
       100     *  INTERNATIONAL MULTIFOODS CORP                          1,910
       100     *  J. JILL GROUP, INC                                     1,250
     2,296        KELLOGG CO                                            68,880
     7,787     *  KROGER CO                                            191,871
       300        LANCASTER COLONY CORP                                  8,403
       200        LANCE, INC                                             2,654
     1,013        LAUDER (ESTEE) CO (CLASS A)                           33,580
       100     *  LITHIA MOTORS, INC (CLASS A)                           1,390
       311        LONGS DRUG STORES CORP                                 8,459
     7,458        LOWE'S COS                                           236,045
     4,206     *  MATTEL, INC                                           65,865

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       748        MCCORMICK & CO, INC (NON-VOTE)                  $     34,258
       682        MILLER (HERMAN), INC                                  13,278
       100        MOVADO GROUP, INC                                      1,550
        84        NASH FINCH CO                                          2,864
       100        NATURES SUNSHINE PRODUCTS, INC                         1,145
       397     *  NBTY, INC                                              5,224
     2,398        NEWELL RUBBERMAID, INC                                54,458
       364        NU SKIN ENTERPRISES, INC (CLASS A)                     2,839
     2,780     *  OFFICE DEPOT, INC                                     37,808
       906     *  OFFICEMAX, INC                                         2,763
       149        ONEIDA LTD                                             2,138
       337     *  PATHMARK STORES, INC                                   8,020
       100     *  PC CONNECTION, INC                                       774
       400        PEP BOYS MANNY, MOE, & JACK CO                         4,420
       814        PEPSI BOTTLING GROUP, INC                             37,500
       812        PEPSIAMERICAS, INC                                    12,139
    17,239        PEPSICO, INC                                         836,091
       620     *  PERRIGO CO                                             9,393
       900     *  PETSMART, INC                                          6,336
    21,040        PHILIP MORRIS COS, INC                             1,016,021
       100        PILGRIMS PRIDE CORP (CLASS B)                          1,380
       203     *  PLAYTEX PRODUCTS, INC                                  2,060
       800     *  PRICELINE.COM, INC                                     3,032
    12,610        PROCTER & GAMBLE CO                                  917,881
       892        R.J. REYNOLDS TOBACCO HOLDINGS, INC                   50,968
     1,693        RADIOSHACK CORP                                       41,055
       302     *  RALCORP HOLDINGS, INC                                  5,876
     2,626        RALSTON PURINA CO                                     86,132
        72     *  REVLON, INC (CLASS A)                                    378
     3,646     *  RITE AID CORP                                         28,147
       100     *  ROBERT MONDAVI CORP (CLASS A)                          3,560
       208        RUDDICK CORP                                           3,182
       100        RUSS BERRIE & CO, INC                                  2,660
     4,567     *  SAFEWAY, INC                                         181,401
     8,028        SARA LEE CORP                                        170,996
       117        SCHWEITZER-MAUDUIT INTERNATIONAL, INC                  2,775
       468        SENSIENT TECHNOLOGIES CORP                             8,718
       200     *  SKECHERS USA, INC (CLASS A)                            2,336
       166        SLI, INC                                                 429
       100     *  SMART & FINAL, INC                                     1,018
       924     *  SMITHFIELD FOODS, INC                                 19,450
       192        SMUCKER (J.M.) CO                                      4,924
       152     *  SPARTAN STORES, INC                                    1,854
       200     *  STAMPS.COM, INC                                          498
       100        STANDARD COMMERCIAL CORP                               1,645
     4,084     *  STAPLES, INC                                          54,398
       100     *  STEINWAY MUSICAL INSTRUMENTS, INC                      1,449
       100        STEPAN CO                                              1,805
       200     *  SUIZA FOODS CORP                                      12,628
     1,029        SUPERVALU, INC                                        20,816
       256        THOMAS INDUSTRIES, INC                                 5,516
       300     *  TICKETMASTER (CLASS B)                                 3,105
       167        TOOTSIE ROLL INDUSTRIES, INC                           6,389
     1,860     *  TOYS 'R' US, INC                                      32,047
       200     *  TRANS WORLD ENTERTAINMENT CORP                         1,546
       102     *  TRIARC COS, INC                                        2,356
       100     *  TUESDAY MORNING CORP                                     918

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  49

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- (CONTINUED)
       541        TUPPERWARE CORP                                 $     10,787
       100     *  TWEETER HOME ENTERTAINMENT GROUP, INC                  1,364
     1,149        TYSON FOODS, INC (CLASS A)                            11,512
        76     *  UNITED AUTO GROUP, INC                                 1,264
       100     *  UNITED NATURAL FOODS, INC                              1,818
       300        UNIVERSAL CORP                                        10,011
     1,413        UST, INC                                              46,911
       183     *  VALUEVISION INTERNATIONAL, INC (CLASS A)               2,360
       205        VECTOR GROUP LTD                                       8,761
     9,939        WALGREEN CO                                          342,199
       235        WEIS MARKETS, INC                                      6,533
       400     *  WHOLE FOODS MARKET, INC                               12,564
       159     *  WILD OATS MARKETS, INC                                 1,262
       821        WINN-DIXIE STORES, INC                                 9,400
     1,532        WRIGLEY (WM) JR CO                                    78,591
       100     *  YANKEE CANDLE CO                                       1,710
                                                                  ------------
                  TOTAL CONSUMER NON-CYCLICAL                        9,519,420
                                                                  ------------



ENERGY -- 5.36%
       107     *  3TEC ENERGY CORP                                       1,524
       845        AMERADA HESS CORP                                     53,657
     2,375        ANADARKO PETROLEUM CORP                              114,190
     1,229        APACHE CORP                                           52,847
       659        ASHLAND, INC                                          25,404
       100     *  ATP OIL & GAS CORP                                       695
       100     *  ATWOOD OCEANICS, INC                                   2,600
     3,285        BAKER HUGHES, INC                                     95,100
        64        BERRY PETROLEUM CO (CLASS A)                             988
     1,596     *  BJ SERVICES CO                                        28,392
       300     *  BROWN (TOM), INC                                       6,270
     1,979        BURLINGTON RESOURCES, INC                             67,701
       300        CABOT OIL & GAS CORP (CLASS A)                         5,985
       300     *  CAL DIVE INTERNATIONAL, INC                            4,998
       100     *  CALLON PETROLEUM CORP                                    680
       500     *  CAPSTONE TURBINE CORP                                  3,020
       100        CARBO CERAMICS, INC                                    2,770
     1,200     *  CHESAPEAKE ENERGY CORP                                 6,780
     6,151        CHEVRON CORP                                         521,297
       200     *  COMSTOCK RESOURCES, INC                                1,188
     6,051     *  CONOCO, INC (CLASS B)                                153,332
       492     *  COOPER CAMERON CORP                                   16,137
       200     *  DENBURY RESOURCES, INC                                 1,658
     1,141        DEVON ENERGY CORP (NEW)                               39,250
       452        DIAMOND OFFSHORE DRILLING, INC                        11,399
       100     *  DRIL-QUIP, INC                                         1,550
       100     *  EEX CORP                                                 140
       100     *  ENCORE ACQUISITION CO                                  1,500
       172     *  ENERGY PARTNERS LTD                                    1,200
     1,292        ENSCO INTERNATIONAL, INC                              18,889
       996        EOG RESOURCES, INC                                    28,814
       100     *  EVERGREEN RESOURCES, INC                               3,395
    66,644        EXXON MOBIL CORP                                   2,625,774
       450     *  FOREST OIL CORP                                       11,160
       300        FRONTIER OIL CORP                                      5,145
       100        GETTY REALTY CORP                                      1,800
       600     *  GLOBAL INDUSTRIES LTD                                  3,270

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
     1,573     *  GLOBAL MARINE, INC                              $     22,022
       918     *  GRANT PRIDECO, INC                                     5,590
     1,291     *  GREY WOLF, INC                                         2,323
       100     *  GULF ISLAND FABRICATION, INC                             852
     4,183        HALLIBURTON CO                                        94,326
       653     *  HANOVER COMPRESSOR CO                                 14,130
       477        HELMERICH & PAYNE, INC                                12,449
       100        HOLLY CORP                                             1,808
       100     *  HORIZON OFFSHORE, INC                                    610
       100     *  HOUSTON EXPLORATION CO                                 2,480
       100     *  HYDRIL CO                                              1,393
       400     *  INPUT/OUTPUT, INC                                      3,272
       200     *  KCS ENERGY, INC                                          706
     1,137        KERR-MCGEE CORP                                       59,021
       896     *  KEY ENERGY SERVICES, INC                               5,698
       100     *  KEY PRODUCTION CO, INC                                 1,155
       200     *  LOUIS DREYFUS NATURAL GAS CORP                         7,780
       100        LUFKIN INDUSTRIES, INC                                 2,292
       227     *  MAGNUM HUNTER RESOURCES, INC                           2,154
       364     *  MAVERICK TUBE CORP                                     3,297
       100     *  MCMORAN EXPLORATION CO                                   545
       300     *  MERIDIAN RESOURCE CORP                                   975
       172        MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A)           8,620
       282        MURPHY OIL CORP                                       20,405
     1,224     *  NABORS INDUSTRIES, INC                                25,667
       765     *  NATIONAL-OILWELL, INC                                 11,092
       432     *  NEWFIELD EXPLORATION CO                               12,614
       504        NOBLE AFFILIATES, INC                                 15,618
     1,271     *  NOBLE DRILLING CORP                                   30,504
       100     *  NUEVO ENERGY CO                                        1,395
     3,560        OCCIDENTAL PETROLEUM CORP                             86,650
     1,698        OCEAN ENERGY, INC (NEW)                               27,677
       200     *  OCEANEERING INTERNATIONAL, INC                         3,234
       100     *  OSCA, INC                                              1,550
       800     *  PARKER DRILLING CO                                     2,464
       200        PATINA OIL & GAS CORP                                  4,600
       600     *  PATTERSON-UTI ENERGY, INC                              7,416
       779        PENNZOIL-QUAKER STATE CO                               8,709
     3,660        PHILLIPS PETROLEUM CO                                197,420
       859     *  PIONEER NATURAL RESOURCES CO                          12,223
       257     *  PLAINS RESOURCES, INC                                  6,682
       522        POGO PRODUCING CO                                     12,267
     1,321     *  PRIDE INTERNATIONAL, INC                              12,945
       100     *  PRIMA ENERGY CORP                                      2,215
       106     *  PURE RESOURCES, INC                                    1,690
       375     *  RANGE RESOURCES CORP                                   1,781
       225     *  REMINGTON OIL & GAS CORP                               2,945
       860     *  ROWAN COS, INC                                        10,646
       100        RPC, INC                                               1,243
       233     *  SEACOR SMIT, INC                                       8,318
       186     *  SEITEL, INC                                            1,869
       475     *  SMITH INTERNATIONAL, INC                              17,290
       350     *  SPINNAKER EXPLORATION CO                              12,383
       300        ST. MARY LAND & EXPLORATION CO                         4,779
       179     *  STONE ENERGY CORP                                      5,763
       676        SUNOCO, INC                                           24,065
       400     *  SUPERIOR ENERGY SERVICES, INC                          2,360
       200     *  SWIFT ENERGY CO                                        4,124

50  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
ENERGY -- (CONTINUED)
       300     *  TESORO PETROLEUM CORP                           $      3,570
     5,341        TEXACO, INC                                          347,165
       499        TIDEWATER, INC                                        13,318
       100     *  TRANSMONTAIGNE, INC                                      485
       200     *  TRICO MARINE SERVICES, INC                             1,184
       663        ULTRAMAR DIAMOND SHAMROCK CORP                        31,784
       300     *  UNIT CORP                                              2,664
       100     *  UNIVERSAL COMPRESSION HOLDINGS, INC                    2,250
     2,269        UNOCAL CORP                                           73,742
     2,959        USX (MARATHON GROUP)                                  79,153
       637        VALERO ENERGY CORP                                    22,358
       742     *  VARCO INTERNATIONAL, INC (NEW)                         8,963
       650     *  VERITAS DGC, INC                                       7,247
       559        VINTAGE PETROLEUM, INC                                 8,860
       244     *  W-H ENERGY SERVICES, INC                               3,430
       931     *  WEATHERFORD INTERNATIONAL, INC                        23,749
       334     *  WESTPORT RESOURCES CORP                                4,909
     1,073        XTO ENERGY, INC                                       14,968
                                                                  ------------
                  TOTAL ENERGY                                       5,426,399
                                                                  ------------



FINANCIAL SERVICES -- 19.52%
       311        21ST CENTURY INSURANCE GROUP                           5,473
       200        ACADIA REALTY TRUST                                    1,298
       171        ADVANTA CORP (CLASS A)                                 1,607
       200     *  AFFILIATED MANAGERS GROUP, INC                        11,362
     5,143        AFLAC, INC                                           138,861
        71        ALABAMA NATIONAL BANCORP                               2,343
       100        ALEXANDRIA REAL ESTATE EQUITIES, INC                   3,945
       441        ALFA CORP                                              9,737
        36     *  ALLEGHANY CORP (DELAWARE)                              7,164
       824        ALLIED CAPITAL CORP                                   18,746
       500        ALLMERICA FINANCIAL CORP                              22,425
     7,007        ALLSTATE CORP                                        261,711
       664        AMB PROPERTY CORP                                     16,268
       925        AMBAC FINANCIAL GROUP, INC                            50,606
       200        AMCORE FINANCIAL, INC                                  4,544
       200        AMERICAN CAPITAL STRATEGIES LTD                        5,478
    12,807        AMERICAN EXPRESS CO                                  372,171
       400        AMERICAN FINANCIAL GROUP, INC                          8,880
       300        AMERICAN FINANCIAL HOLDINGS, INC                       7,365
    22,346        AMERICAN INTERNATIONAL GROUP, INC                  1,742,988
       100        AMERICAN NATIONAL INSURANCE CO                         8,100
        91     *  AMERICAN PHYSICIANS CAPITAL, INC                       1,890
     1,030     *  AMERITRADE HOLDING CORP (CLASS A)                      4,130
       436        AMERUS GROUP CO                                       15,347
       100        AMLI RESIDENTIAL PROPERTIES TRUST                      2,360
     3,645        AMSOUTH BANCORP                                       65,865
       166     *  ANC RENTAL CORP                                           86
       190        ANCHOR BANCORP WISCONSIN, INC                          3,154
       100        ANDOVER BANCORP, INC                                   5,104
       351        ANNALY MORTGAGE MANAGEMENT, INC                        5,071
       248        ANTHRACITE CAPITAL, INC                                2,579
     2,308        AON CORP                                              96,936
       628        APARTMENT INVESTMENT & MANAGEMENT CO (CLASS A)        28,423
     1,249        ARCHSTONE COMMUNITIES TRUST                           32,598
       597        ARDEN REALTY, INC                                     15,265

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
        64        AREA BANCSHARES CORP                            $      1,088
       158        ARGONAUT GROUP, INC                                    2,589
       100        ARROW FINANCIAL CORP                                   2,797
       551        ASSOCIATED BANC-CORP                                  18,673
       200        ASSOCIATED ESTATES REALTY CORP                         1,920
       395        ASTORIA FINANCIAL CORP                                23,407
       580        AVALONBAY COMMUNITIES, INC                            27,695
       146        BALDWIN & LYONS, INC (CLASS B)                         2,833
       100        BANCFIRST OHIO CORP                                    2,185
       805        BANCORPSOUTH, INC                                     12,397
       495        BANCWEST CORP                                         17,290
       100        BANK MUTUAL CORP                                       1,610
    15,512        BANK OF AMERICA CORP                                 905,900
       141        BANK OF GRANITE CORP                                   3,131
     7,125        BANK OF NEW YORK CO, INC                             249,375
    11,234        BANK ONE CORP                                        353,533
       200     *  BANK UNITED CORP (CONTINGENT PAYMENTS RTS)                54
       200        BANKATLANTIC BANCORP, INC (CLASS A)                    2,020
     1,331        BANKNORTH GROUP, INC                                  29,707
       200     *  BANKUNITED FINANCIAL CORP (CLASS A)                    2,934
       144        BANNER CORP                                            2,782
       527     *  BAY VIEW CAPITAL CORP                                  3,689
     4,435        BB&T CORP                                            161,655
       786        BEAR STEARNS COS, INC                                 39,307
        67     *  BEAZER HOMES USA, INC                                  3,256
       100        BEDFORD PROPERTY INVESTORS, INC                        2,024
       260        BERKLEY (W.R.) CORP                                   12,480
       100     *  BLACKROCK, INC                                         4,422
        44     *  BOK FINANCIAL CORP                                     1,328
        92        BOSTON PRIVATE FINANCIAL HOLDINGS, INC                 1,794
       686        BOSTON PROPERTIES, INC                                26,157
        59        BOYKIN LODGING CO                                        472
       229        BRANDYWINE REALTY TRUST                                4,884
       459        BRE PROPERTIES, INC (CLASS A)                         13,747
       100        BROOKLINE BANCORP, INC                                 1,500
       171        BROWN & BROWN, INC                                     8,909
       100        BSB BANCORP, INC                                       2,327
       300        BURNHAM PACIFIC PROPERTIES, INC                        1,497
       400        CABOT INDUSTRIAL TRUST                                 8,200
       299        CAMDEN PROPERTY TRUST                                 11,092
       200        CAPITAL AUTOMOTIVE REIT                                3,524
       100        CAPITAL CITY BANK GROUP, INC                           2,347
     1,975        CAPITAL ONE FINANCIAL CORP                            90,909
       328        CAPITOL FEDERAL FINANCIAL                              6,268
       100        CAPITOL TRANSAMERICA CORP                              1,636
       100        CAPSTEAD MORTGAGE CORP                                 2,628
       501        CARRAMERICA REALTY CORP                               15,009
       191        CASH AMERICA INTERNATIONAL, INC                        1,738
       984     *  CATELLUS DEVELOPMENT CORP                             17,200
       100        CATHAY BANCORP, INC                                    5,389
       161        CBL & ASSOCIATES PROPERTIES, INC                       4,387
        67        CCBT FINANCIAL COS, INC                                1,676
       178     *  CCC INFORMATION SERVICES GROUP, INC                    1,301
       189        CENTENNIAL BANCORP                                     1,425

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  51

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
       161        CENTERPOINT PROPERTIES CORP                     $      7,687
       100        CFS BANCORP, INC                                       1,487
       244        CHARLES E. SMITH RESIDENTIAL REALTY, INC              12,566
       272        CHARTER MUNICIPAL MORTGAGE ACCEPTANCE CO               4,343
     2,350        CHARTER ONE FINANCIAL, INC                            66,317
       175        CHATEAU COMMUNITIES, INC                               5,153
       233        CHELSEA PROPERTY GROUP, INC                           10,589
       350        CHEMICAL FINANCIAL CORP                                9,502
       237        CHITTENDEN CORP                                        6,019
       600     *  CHOICEPOINT, INC                                      24,984
     1,704        CHUBB CORP                                           121,682
     1,300        CINCINNATI FINANCIAL CORP                             54,106
    50,411        CITIGROUP, INC                                     2,041,646
       445        CITIZENS BANKING CORP (MICHIGAN)                      14,275
       200     *  CITIZENS, INC                                          2,028
       100        CITY BANK LYNNWOOD (WASHINGTON)                        2,446
        60     *  CITY HOLDING CO                                          600
       300        CITY NATIONAL CORP                                    12,945
       100     *  CLARK/BARDES, INC                                      2,156
       244     *  CNA FINANCIAL CORP                                     6,597
        58        CNA SURETY CORP                                          780
     1,148        COLONIAL BANCGROUP, INC                               14,694
       140        COLONIAL PROPERTIES TRUST                              4,137
       100     *  COLUMBIA BANKING SYSTEM, INC                           1,370
       713    b*  COMDISCO, INC                                            420
     1,705        COMERICA, INC                                         94,457
       300        COMMERCE BANCORP, INC                                 20,400
       636        COMMERCE BANCSHARES, INC                              23,926
       200        COMMERCE GROUP, INC                                    7,600
       500        COMMERCIAL FEDERAL CORP                               12,135
       206        COMMERCIAL NET LEASE REALTY, INC                       2,729
       142        COMMONWEALTH BANCORP, INC                              2,928
       100        COMMUNITY BANK SYSTEM, INC                             2,750
       100        COMMUNITY BANK, INC                                    2,440
       368        COMMUNITY FIRST BANKSHARES, INC                        8,839
       110        COMMUNITY TRUST BANCORP, INC                           2,629
     1,207        COMPASS BANCSHARES, INC                               31,418
       100     *  COMPUCREDIT CORP                                         729
        88        CONNECTICUT BANCSHARES, INC                            1,944
     2,778     *  CONSECO, INC                                          20,168
       400        CORNERSTONE REALTY INCOME TRUST, INC                   4,280
       172     *  CORRECTIONS CORP OF AMERICA                            2,263
       100        CORUS BANKSHARES, INC                                  4,495
     1,105        COUNTRYWIDE CREDIT INDUSTRIES, INC                    48,542
       311        COUSINS PROPERTIES, INC                                7,697
       100        CPB, INC                                               3,161
       330        CRAWFORD & CO (CLASS B)                                4,108
       100     *  CREDIT ACCEPTANCE CORP                                   874
       883        CRESCENT REAL ESTATE EQUITIES CO                      18,940
       100     *  CRESTLINE CAPITAL CORP                                 2,825
       200        CROWN AMERICAN REALTY TRUST                            1,420
       200     *  CSK AUTO CORP                                          1,250
       500        CULLEN/FROST BANKERS, INC                             13,475
       156        CVB FINANCIAL CORP                                     3,354

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       254        DELPHI FINANCIAL GROUP, INC (CLASS A)           $      8,585
       512        DEVELOPERS DIVERSIFIED REALTY CORP                     9,190
       397     *  DIME BANCORP LITIGATION TRACKING WTS                      99
       761        DIME BANCORP, INC                                     29,922
       217        DIME COMMUNITY BANCSHARES                              5,494
       262        DORAL FINANCIAL CORP                                  10,165
       156        DOWNEY FINANCIAL CORP                                  6,884
     1,247        DUKE REALTY CORP                                      29,541
     2,551     *  E*TRADE GROUP, INC                                    15,433
       179        EAST WEST BANCORP, INC                                 4,186
       200        EASTGROUP PROPERTIES, INC                              4,380
       600        EATON VANCE CORP                                      18,810
       830        EDWARDS (A.G.), INC                                   29,141
       151     *  ELECTRO RENT CORP                                      1,904
        52        ENTERTAINMENT PROPERTIES TRUST                           878
     3,957        EQUITY OFFICE PROPERTIES TRUST                       126,624
     1,252        EQUITY RESIDENTIAL PROPERTIES TRUST CO                73,116
       173        ERIE INDEMNITY CO (CLASS A)                            6,842
       229        ESSEX PROPERTY TRUST, INC                             11,243
       100        F & M BANCORP (MARYLAND)                               2,620
       183        F.N.B. CORP                                            4,785
     9,888        FANNIE MAE                                           791,633
       100        FARMERS CAPITAL BANK CORP                              3,742
        79        FBL FINANCIAL GROUP, INC (CLASS A)                     1,320
        63     *  FEDERAL AGRICULTURE MORTGAGE CORP (CLASS C)            2,102
       300        FEDERAL REALTY INVESTMENT TRUST                        6,600
       804        FEDERATED INVESTORS, INC (CLASS B)                    23,798
       223        FIDELITY BANKSHARES, INC                               2,977
       887        FIDELITY NATIONAL FINANCIAL, INC                      23,851
     4,759        FIFTH THIRD BANCORP                                  292,583
       100     *  FINANCIAL FEDERAL CORP                                 2,450
       400     *  FINOVA GROUP, INC                                        448
       599        FIRST AMERICAN CORP                                   12,129
       100        FIRST BANCORP (NORTH CAROLINA)                         2,400
       165        FIRST BANCORP (PUERTO RICO)                            4,266
       100        FIRST BUSEY CORP                                       1,974
       256        FIRST CHARTER CORP                                     4,185
        47        FIRST CITIZENS BANCSHARES, INC (CLASS A)               3,909
       508        FIRST COMMONWEALTH FINANCIAL CORP                      6,324
        63        FIRST COMMUNITY BANCSHARES                             1,990
       100        FIRST ESSEX BANCORP, INC                               2,625
       100        FIRST FEDERAL CAPITAL CORP                             1,490
       338        FIRST FINANCIAL BANCORP                                5,242
       125        FIRST FINANCIAL BANKSHARES, INC                        3,691
       100        FIRST FINANCIAL CORP (INDIANA)                         3,992
       147        FIRST FINANCIAL HOLDINGS, INC                          3,373
       100        FIRST INDIANA CORP                                     2,060
       105        FIRST MERCHANTS CORP                                   2,415
       400        FIRST MIDWEST BANCORP, INC                            13,512
       100        FIRST NIAGARA FINANCIAL GROUP, INC                     1,587
        83     *  FIRST REPUBLIC BANK                                    1,904
       242        FIRST SENTINEL BANCORP, INC                            2,848
       105        FIRST SOURCE CORP                                      2,257

52  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
     1,165        FIRST TENNESSEE NATIONAL CORP                   $     43,105
       478        FIRST VIRGINIA BANKS, INC                             21,892
       200     *  FIRSTFED FINANCIAL CORP                                5,200
       790        FIRSTMERIT CORP                                       18,541
       100        FLAGSTAR BANCORP, INC                                  2,310
    10,457        FLEETBOSTON FINANCIAL CORP                           384,294
       350        FLUSHING FINANCIAL CORP                                5,635
     1,663        FRANKLIN RESOURCES, INC                               57,656
     6,689        FREDDIE MAC                                          434,785
       408        FREMONT GENERAL CORP                                   2,227
        83     *  FRIEDMAN, BILLINGS, RAMSEY GROUP, INC                    423
       252        FRONTIER FINANCIAL CORP                                6,930
       795        FULTON FINANCIAL CORP                                 17,768
       200        GABLES RESIDENTIAL TRUST                               6,132
       764        GALLAGHER (ARTHUR J.) & CO                            25,861
       512     *  GARTNER, INC (CLASS A)                                 4,633
       104     *  GARTNER, INC (CLASS B)                                   904
       100        GBC BANCORP                                            3,122
       484        GENERAL GROWTH PROPERTIES, INC                        16,828
       100        GERMAN AMERICAN BANCORP                                1,645
       106        GLACIER BANCORP, INC                                   2,014
       153        GLENBOROUGH REALTY TRUST, INC                          2,836
       183        GLIMCHER REALTY TRUST                                  2,960
       300        GOLD BANC CORP, INC                                    2,337
       642        GOLDEN STATE BANCORP, INC                             19,516
     1,196        GOLDEN WEST FINANCIAL CORP                            69,487
       200        GREAT AMERICAN FINANCIAL RESOURCES, INC                3,630
       100        GREAT LAKES REIT, INC                                  1,630
       100        GREAT SOUTHERN BANCORP, INC                            2,651
       396        GREATER BAY BANCORP                                    9,214
       772        GREENPOINT FINANCIAL CORP                             27,097
       100        HANCOCK HOLDING CO                                     4,058
       200        HARBOR FLORIDA BANCSHARES, INC                         3,574
       322        HARLEYSVILLE GROUP, INC                                7,724
       200        HARLEYSVILLE NATIONAL CORP                             4,300
     2,268        HARTFORD FINANCIAL SERVICES GROUP, INC               133,222
       500        HCC INSURANCE HOLDINGS, INC                           13,150
       500        HEALTH CARE PROPERTY INVESTORS, INC                   19,225
       201        HEALTH CARE REIT, INC                                  5,065
       400        HEALTHCARE REALTY TRUST, INC                          10,200
       550        HELLER FINANCIAL, INC (CLASS A)                       29,023
     1,475        HIBERNIA CORP (CLASS A)                               24,116
       521        HIGHWOODS PROPERTIES, INC                             12,894
       147        HILB, ROGAL & HAMILTON CO                              6,704
       165        HOME PROPERTIES OF NEW YORK, INC                       5,220
       500        HOOPER HOLMES, INC                                     3,120
       446        HORACE MANN EDUCATORS CORP                             7,871
       400        HOSPITALITY PROPERTIES TRUST                           9,632
     2,113        HOST MARRIOTT CORP (NEW)                              14,896
     4,454        HOUSEHOLD INTERNATIONAL, INC                         251,116
     1,268        HRPT PROPERTIES TRUST                                 10,321
       400        HUDSON CITY BANCORP, INC                               9,560
        57        HUDSON RIVER BANCORP, INC                              1,140
       426        HUDSON UNITED BANCORP                                 11,817

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
     2,403        HUNTINGTON BANCSHARES, INC                      $     41,595
       100        IBERIABANK CORP                                        2,860
       539        INDEPENDENCE COMMUNITY BANK CORP                      11,712
       190        INDEPENDENT BANK CORP                                  3,979
       581     *  INDYMAC BANCORP, INC                                  15,750
       203        INNKEEPERS U.S.A. TRUST                                1,827
       164     *  INSIGNIA FINANCIAL GROUP, INC                          1,722
       252     *  INSTINET GROUP, INC                                    2,467
       100     *  INSURANCE AUTO AUCTIONS, INC                           1,350
       263        INTEGRA BANK CORP                                      6,049
       218        INTERNATIONAL BANCSHARES CORP                          8,393
       343     *  INVESTMENT TECHNOLOGY GROUP, INC                      19,033
       450        INVESTORS FINANCIAL SERVICES CORP                     25,938
       200        INVESTORS REAL ESTATE TRUST                            1,866
       116        IRT PROPERTY CO                                        1,252
       100        IRWIN FINANCIAL CORP                                   2,090
       808        ISTAR FINANCIAL, INC                                  19,957
       187     *  ITT EDUCATIONAL SERVICES, INC                          5,984
       300        JDN REALTY CORP                                        3,180
       176        JEFFERIES GROUP, INC (NEW)                             5,808
     1,512        JEFFERSON-PILOT CORP                                  67,253
     2,926        JOHN HANCOCK FINANCIAL SERVICES, INC                 116,893
        78        JOHN NUVEEN CO (CLASS A)                               3,449
       300     *  JONES LANG LASALLE, INC                                4,110
    19,194        JP MORGAN CHASE & CO                                 655,475
       100        JP REALTY, INC                                         2,235
        48        KANSAS CITY LIFE INSURANCE CO                          1,728
     4,145        KEYCORP                                              100,060
       100        KEYSTONE PROPERTY TRUST                                1,270
       200        KILROY REALTY CORP                                     4,990
       469        KIMCO REALTY CORP                                     22,769
       850     *  KNIGHT TRADING GROUP, INC                              6,553
       300        KOGER EQUITY, INC                                      5,190
       147        KRAMONT REALTY TRUST                                   1,836
     1,045     *  LA QUINTA PROPERTIES, INC (PAIRED)                     4,598
       400     *  LABRANCHE & CO, INC                                    8,880
       200        LANDAMERICA FINANCIAL GROUP, INC                       6,650
       605        LEGG MASON, INC                                       24,054
     2,260        LEHMAN BROTHERS HOLDINGS, INC                        128,481
       300        LEUCADIA NATIONAL CORP                                 9,360
       100        LEXINGTON CORPORATE PROPERTIES TRUST                   1,465
       234        LIBERTY CORP                                           9,301
       147        LIBERTY FINANCIAL COS, INC                             4,667
     1,780        LINCOLN NATIONAL CORP                                 83,001
       189        LNR PROPERTY CORP                                      5,660
       249     *  LOCAL FINANCIAL CORP                                   3,329
       759        M & T BANK CORP                                       56,166
       300        MACERICH CO                                            6,630
       408        MACK-CALI REALTY CORP                                 12,648
       151        MAF BANCORP, INC                                       4,327
       100        MANUFACTURED HOME COMMUNITIES, INC                     3,042
        55     *  MARKEL CORP                                           10,725
     2,656        MARSH & MCLENNAN COS, INC                            256,835
       993        MARSHALL & ILSLEY CORP                                56,293
     1,385        MBIA, INC                                             69,250

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  53

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
     6,884        MBNA CORP                                       $    208,516
       140        MEDALLION FINANCIAL CORP                               1,155
       100        MEDFORD BANCORP, INC                                   1,930
     4,560        MELLON FINANCIAL CORP                                147,424
       747        MERCANTILE BANKSHARES CORP                            29,655
       200        MERCURY GENERAL CORP                                   7,940
       300        MERISTAR HOSPITALITY CORP                              3,165
     8,091        MERRILL LYNCH & CO, INC                              328,494
     2,869        METROPOLITAN LIFE INSURANCE CO                        85,209
       943        MGIC INVESTMENT CORP                                  61,615
       100        MICROFINANCIAL, INC                                    1,375
       100        MID-AMERICA APARTMENT COMMUNITIES, INC                 2,600
       100        MIDAMERICA BANCORP                                     2,510
       100        MIDLAND CO                                             4,060
       280        MID-STATE BANCSHARES                                   4,779
       100        MIDWEST BANC HOLDINGS, INC                             2,138
       253        MILLS CORP                                             5,409
       100        MISSION WEST PROPERTIES, INC                           1,200
        45        MISSISSIPPI VALLEY BANCSHARES, INC                     1,710
       469        MONY GROUP, INC                                       15,533
    10,820        MORGAN STANLEY DEAN WITTER & CO                      501,507
     5,833        NATIONAL CITY CORP                                   174,698
     1,959        NATIONAL COMMERCE FINANCIAL CORP                      51,129
       186     *  NATIONAL HEALTH INVESTORS, INC                         2,501
       167        NATIONAL PENN BANCSHARES, INC                          3,924
       200        NATIONWIDE FINANCIAL SERVICES, INC (CLASS A)           7,436
       364        NATIONWIDE HEALTH PROPERTIES, INC                      7,152
       164        NBT BANCORP, INC                                       2,345
       185     *  NETBANK, INC                                           1,548
       650        NEUBERGER BERMAN, INC                                 22,672
       100     *  NEW CENTURY FINANCIAL CORP                               980
       716        NEW PLAN EXCEL REALTY TRUST                           12,243
       858        NEW YORK COMMUNITY BANCORP, INC                       19,914
       300     *  NEXTCARD, INC                                          1,911
     1,524        NORTH FORK BANCORP, INC                               45,323
     1,918        NORTHERN TRUST CORP                                  100,656
       100        NORTHWEST BANCORP, INC                                 1,001
       146        OCEANFIRST FINANCIAL CORP                              3,664
       300     *  OCWEN FINANCIAL CORP                                   2,163
       513     *  OHIO CASUALTY CORP                                     6,663
       581        OLD NATIONAL BANCORP                                  15,106
     1,350        OLD REPUBLIC INTERNATIONAL CORP                       35,383
       100        OLD SECOND BANCORP, INC                                3,396
       100        OMEGA FINANCIAL CORP                                   3,102
       140        ORIENTAL FINANCIAL GROUP, INC                          2,821
       287        PACIFIC CAPITAL BANCORP                                8,314
       787        PACIFIC CENTURY FINANCIAL CORP                        18,392
       100        PACIFIC GULF PROPERTIES LIQUID TRUST                     177
       256        PACIFIC NORTHWEST BANCORP                              5,209
       236        PAN PACIFIC RETAIL PROPERTIES, INC                     6,218
       100        PARK NATIONAL CORP                                     9,675
       100        PARKWAY PROPERTIES, INC                                3,250
       100        PENNFED FINANCIAL SERVICES, INC                        2,248
       100        PENNSYLVANIA REAL ESTATE INVESTMENT TRUST              2,125

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       200        PEOPLE'S BANK OF BRIDGEPORT (CONNECTICUT)       $      4,440
       100        PEOPLES HOLDING CO                                     3,349
       147        PFF BANCORP, INC                                       4,042
       100     *  PHILADELPHIA CONSOLIDATED HOLDING CORP                 3,474
       100     *  PICO HOLDINGS, INC                                     1,100
       100        PMA CAPITAL CORP (CLASS A)                             1,800
       408        PMI GROUP, INC                                        25,455
     2,755        PNC FINANCIAL SERVICES GROUP, INC                    157,723
     1,287        POPULAR, INC                                          40,154
       100        PORT FINANCIAL CORP                                    2,388
       400        POST PROPERTIES, INC                                  14,832
       450        PRENTISS PROPERTIES TRUST                             12,375
       182        PRESIDENTIAL LIFE CORP                                 3,308
       100        PRIME GROUP REALTY TRUST                               1,195
       113     *  PROASSURANCE CORP                                      1,683
       556        PROGRESSIVE CORP                                      74,448
     1,177        PROLOGIS TRUST                                        24,834
       100        PROMISTAR FINANCIAL CORP                               2,302
       585        PROTECTIVE LIFE CORP                                  16,965
       204        PROVIDENT BANKSHARES CORP                              4,222
       300        PROVIDENT FINANCIAL GROUP, INC                         7,575
     2,674        PROVIDIAN FINANCIAL CORP                              53,881
       100        PS BUSINESS PARKS, INC                                 2,770
       876        PUBLIC STORAGE, INC                                   29,258
       100        R&G FINANCIAL CORP (CLASS B)                           1,720
       755        RADIAN GROUP, INC                                     29,067
       344        RAYMOND JAMES FINANCIAL, INC                           9,339
       295        REALTY INCOME CORP                                     8,555
       354        RECKSON ASSOCIATES REALTY CORP                         8,549
       100        REDWOOD TRUST, INC                                     2,410
       200        REGENCY CENTERS CORP                                   5,150
     2,184        REGIONS FINANCIAL CORP                                63,030
       168        REINSURANCE GROUP OF AMERICA, INC                      5,730
       431        REPUBLIC BANCORP, INC                                  6,167
       100        REPUBLIC BANCORP, INC (CLASS A)                        1,325
       100        RESOURCE AMERICA, INC (CLASS A)                          894
       200        RFS HOTEL INVESTORS, INC                               2,070
       168        RIGGS NATIONAL CORP                                    2,604
        52        RLI CORP                                               2,132
       846        ROSLYN BANCORP, INC                                   15,659
       557        ROUSE CO                                              13,462
       200        S & T BANCORP, INC                                     4,680
     1,165        SAFECO CORP                                           35,334
       100        SANDY SPRING BANCORP, INC                              3,969
       200        SANTANDER BANCORP                                      3,894
       100        SAUL CENTERS, INC                                      1,900
    10,543        SCHWAB (CHARLES) CORP                                121,244
       143        SCPIE HOLDINGS, INC                                    2,302
       200        SEACOAST FINANCIAL SERVICES CORP                       2,974
       100        SECOND BANCORP, INC                                    2,050
       717     *  SECURITY CAPITAL GROUP, INC (CLASS B)                 13,415
       745        SEI INVESTMENTS CO                                    23,840
       200        SELECTIVE INSURANCE GROUP, INC                         4,666
        92        SENIOR HOUSING PROPERTIES TRUST                        1,237
       400     *  SILICON VALLEY BANCSHARES                              8,080

54  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
        57        SIMMONS FIRST NATIONAL CORP (CLASS A)           $      2,036
     1,184        SIMON PROPERTY GROUP, INC                             31,861
       808        SKY FINANCIAL GROUP, INC                              16,079
       200        SL GREEN REALTY CORP                                   6,304
       600     *  SOUNDVIEW TECHNOLOGY GROUP, INC                        1,206
       392        SOUTH FINANCIAL GROUP, INC                             6,209
     3,302        SOUTHTRUST CORP                                       84,101
       200     *  SOUTHWEST BANCORP OF TEXAS, INC                        5,950
       160        SOUTHWEST SECURITIES GROUP, INC                        2,748
     2,049        SOVEREIGN BANCORP, INC                                19,465
       100        SOVRAN SELF STORAGE, INC                               2,760
       100        ST. FRANCIS CAPITAL CORP                               2,135
     2,008        ST. PAUL COS, INC                                     82,769
       351        STANCORP FINANCIAL GROUP, INC                         16,988
     1,878        STARWOOD HOTELS & RESORTS WORLDWIDE, INC              41,316
       100        STATE AUTO FINANCIAL CORP                              1,333
     3,196        STATE STREET CORP                                    145,418
       341        STATEN ISLAND BANCORP, INC                             8,405
        62        STERLING BANCORP                                       1,782
       288        STERLING BANCSHARES, INC                               3,807
        88        STERLING FINANCIAL CORP                                1,878
       100     *  STEWART INFORMATION SERVICES CORP                      1,950
     2,059        STILWELL FINANCIAL, INC                               40,150
       221        STORAGE U.S.A., INC                                    8,751
        31        STUDENT LOAN CORP                                      2,185
       146        SUFFOLK BANCORP                                        6,416
       180        SUMMIT PROPERTIES, INC                                 4,725
       262        SUN COMMUNITIES, INC                                   9,602
     2,411        SUNTRUST BANKS, INC                                  160,572
       432        SUSQUEHANNA BANCSHARES, INC                            9,612
     2,436        SYNOVUS FINANCIAL CORP                                67,233
       296     *  SYNTROLEUM CORP                                        1,388
       968        T ROWE PRICE GROUP, INC                               28,362
       300        TAUBMAN CENTERS, INC                                   3,750
       697        TCF FINANCIAL CORP                                    32,103
       400     *  TD WATERHOUSE GROUP                                    2,456
       256        TEXAS REGIONAL BANCSHARES, INC (CLASS A)               8,747
     2,060        THE GOLDMAN SACHS GROUP, INC                         146,981
       271        THORNBURG MORTGAGE, INC                                4,490
        51        TOMPKINS TRUSTCO, INC                                  1,938
     1,071        TORCHMARK CORP                                        41,769
       255        TOWN & COUNTRY TRUST                                   5,049
       200     *  TRAMMELL CROW CO                                       2,000
       196        TRANSATLANTIC HOLDINGS, INC                           16,554
        54     *  TRIAD GUARANTY, INC                                    1,887
       158        TRUST CO OF NEW JERSEY                                 3,965
       619        TRUSTCO BANK CORP (NEW YORK)                           8,505
       414        TRUSTMARK CORP                                         9,265
       245        TUCKER ANTHONY SUTRO CORP                              5,840
       154        U.S. RESTAURANT PROPERTIES, INC                        2,132
       100        U.S.B. HOLDINGS CO, INC                                1,485
       200        UCBH HOLDINGS, INC                                     5,836
       400     *  UICI                                                   5,452
       129        UMB FINANCIAL CORP                                     5,353
       100        UMPQUA HOLDINGS CORP                                   1,235

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
     1,305        UNION PLANTERS CORP                             $     55,984
       500        UNIONBANCAL CORP                                      16,920
       353        UNITED BANKSHARES, INC                                 9,531
       326        UNITED COMMUNITY FINANCIAL CORP (OHIO)                 2,298
       966        UNITED DOMINION REALTY TRUST, INC                     13,794
       100        UNITED FIRE & CASUALTY CO                              2,567
       257        UNITED NATIONAL BANCORP                                6,553
       400     *  UNITED RENTALS, INC                                    6,936
       597     *  UNITEDGLOBALCOM, INC (CLASS A)                         1,385
       374        UNITRIN, INC                                          14,294
       315     *  UNIVERSAL AMERICAN FINANCIAL CORP                      1,748
       100        UNIVERSAL HEALTH REALTY INCOME TRUST                   2,470
     2,249        UNUMPROVIDENT CORP                                    56,787
    19,070        US BANCORP (NEW)                                     422,972
     1,470        USA EDUCATION, INC                                   121,877
       705        VALLEY NATIONAL BANCORP                               20,973
       292        VESTA INSURANCE GROUP, INC                             3,825
       607        VORNADO REALTY TRUST                                  24,097
       300        W HOLDING CO, INC                                      4,200
     1,864     *  WACHOVIA CONTRA CUSIP                                    894
    13,516        WACHOVIA CORP (NEW)                                  418,996
       710        WADDELL & REED FINANCIAL, INC (CLASS A)               18,460
       625        WASHINGTON FEDERAL, INC                               15,656
     8,457        WASHINGTON MUTUAL, INC                               325,425
       300        WASHINGTON REAL ESTATE INVESTMENT TRUST                7,116
        94        WASHINGTON TRUST BANCORP, INC                          1,739
       275        WAYPOINT FINANCIAL CORP                                3,638
       400        WEBSTER FINANCIAL CORP                                13,184
       262        WEINGARTEN REALTY INVESTORS, INC                      12,733
    16,636        WELLS FARGO & CO                                     739,470
       243        WESBANCO, INC                                          5,224
        11        WESCO FINANCIAL CORP                                   3,191
        60        WEST COAST BANCORP (OREGON)                              810
       300        WESTAMERICA BANCORP                                   10,815
       111        WESTCORP                                               1,903
        91        WESTFIELD AMERICA, INC                                 1,469
       100     *  WFS FINANCIAL, INC                                     1,775
       281        WHITNEY HOLDING CORP                                  12,083
       300        WILMINGTON TRUST CORP                                 16,560
       100        WINSTON HOTELS, INC                                      790
       100        WINTRUST FINANCIAL CORP                                3,105
       100        WSFS FINANCIAL CORP                                    1,648
     1,700     *  WYNDHAM INTERNATIONAL, INC (CLASS A)                   1,105
       100        ZENITH NATIONAL INSURANCE CORP                         2,460
       806        ZIONS BANCORP                                         43,249
                                                                  ------------
                  TOTAL FINANCIAL SERVICES                          19,764,278
                                                                  ------------



HEALTH CARE -- 16.33%
       100     *  3 DIMENSIONAL PHARMACEUTICALS, INC                       685
       100     *  AAIPHARMA, INC                                         1,720
    15,015        ABBOTT LABORATORIES                                  778,527
       668     *  ABGENIX, INC                                          15,163
       100     *  ABIOMED, INC                                           1,747
       204     *  ACCREDO HEALTH, INC                                    7,425

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  55

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
       300     *  ACLARA BIOSCIENCES, INC                         $      1,686
       320     *  ADOLOR CORP                                            5,417
       367     *  ADVANCEPCS                                            26,343
       100     *  ADVANCED NEUROMODULATION SYSTEMS, INC                  2,070
       600     *  ADVANCED TISSUE SCIENCES, INC                          2,130
     1,236        AETNA, INC (NEW)                                      35,708
       424     *  AFFYMETRIX, INC                                        6,805
       100     *  AKSYS LTD                                                505
       100     *  ALBANY MOLECULAR RESEARCH, INC                         2,483
       200     *  ALEXION PHARMACEUTICALS, INC                           3,404
       100     *  ALIGN TECHNOLOGY, INC                                    218
       600     *  ALKERMES, INC                                         11,748
     1,266        ALLERGAN, INC                                         83,935
       300     *  ALLSCRIPTS HEALTHCARE SOLUTIONS, INC                   1,260
       200        ALPHARMA, INC (CLASS A)                                5,760
        51     *  AMERICAN HEALTHWAYS, INC                               1,797
    12,776        AMERICAN HOME PRODUCTS CORP                          744,202
       319     *  AMERICAN MEDICAL SYSTEMS HOLDINGS, INC                 6,083
       177     *  AMERIPATH, INC                                         4,648
       910     *  AMERISOURCEBERGEN CORP                                64,564
    10,218     *  AMGEN, INC                                           600,511
       153     *  AMSURG CORP                                            4,215
       500     *  AMYLIN PHARMACEUTICALS, INC                            2,765
       553     *  ANDRX GROUP                                           35,900
       100     *  ANTIGENICS, INC                                        1,275
       100     *  APHTON CORP                                              983
       973     *  APOGENT TECHNOLOGIES, INC                             23,254
     2,043        APPLERA CORP (APPLIED BIOSYSTEMS GROUP)               49,849
       587     *  APPLERA CORP (CELERA GENOMICS GROUP)                  14,146
       100     *  APPLIED MOLECULAR EVOLUTION                              739
       386     *  APRIA HEALTHCARE GROUP, INC                            9,997
       217     *  ARENA PHARMACEUTICALS, INC                             2,387
       100     *  ARIAD PHARMACEUTICALS, INC                               245
       450     *  ARQULE, INC                                            4,702
       100     *  ARRAY BIOPHARMA, INC                                     902
       141        ARROW INTERNATIONAL, INC                               5,259
       200     *  ARTHROCARE CORP                                        3,920
       100     *  ASPECT MEDICAL SYSTEMS, INC                            1,095
       218     *  ATRIX LABORATORIES, INC                                5,122
       200     *  ATS MEDICAL, INC                                         800
       453     *  AVANIR PHARMACEUTICALS (CLASS A)                       1,313
       500     *  AVANT IMMUNOTHERAPEUTICS, INC                          1,185
       100     *  AVI BIOPHARMA, INC                                       740
       200     *  AVIGEN, INC                                            2,742
       317     *  AVIRON                                                 7,890
       483        BARD (C.R.), INC                                      24,831
       249     *  BARR LABORATORIES, INC                                19,685
       495        BAUSCH & LOMB, INC                                    14,008
     5,695        BAXTER INTERNATIONAL, INC                            313,509
       500        BECKMAN COULTER, INC                                  22,125
     2,497        BECTON DICKINSON & CO                                 92,389
       937     *  BEVERLY ENTERPRISES, INC                               9,557
     1,415     *  BIOGEN, INC                                           78,645
       200     *  BIOMARIN PHARMACEUTICAL, INC                           1,950

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
     2,562        BIOMET, INC                                     $     74,938
       100     *  BIOPURE CORP                                           1,855
       100     *  BIO-RAD LABORATORIES, INC (CLASS A)                    4,700
       590     *  BIO-TECHNOLOGY GENERAL CORP                            4,413
       100     *  BIOSITE, INC                                           2,421
       100     *  BONE CARE INTERNATIONAL, INC                           1,946
       100     *  BORON, LEPORE & ASSOCIATES, INC                          950
     3,104     *  BOSTON SCIENTIFIC CORP                                63,632
    18,808        BRISTOL-MYERS SQUIBB CO                            1,044,972
       100     *  BRITESMILE, INC                                          600
       360     *  BRUKER DALTONICS, INC                                  5,976
       226     *  CALIPER TECHNOLOGIES CORP                              2,090
     4,351        CARDINAL HEALTH, INC                                 321,756
       500     *  CARDIODYNAMICS INTERNATIONAL CORP                      2,400
     2,215     *  CAREMARK RX, INC                                      36,946
       686     *  CELGENE CORP                                          18,130
       300     *  CELL GENESYS, INC                                      4,800
       172     *  CELL PATHWAYS, INC                                       565
       300     *  CELL THERAPEUTICS, INC                                 7,215
       380     *  CEPHALON, INC                                         18,954
       194     *  CERNER CORP                                            9,603
        81     *  CERUS CORP                                             3,827
       400     *  CHARLES RIVER LABORATORIES INTERNATIONAL, INC         14,148
       795     *  CHIRON CORP                                           35,274
     1,366        CIGNA CORP                                           113,309
       114     *  CIMA LABS, INC                                         6,925
       200     *  CIPHERGEN BIOSYSTEMS, INC                                610
       100     *  CLOSURE MEDICAL CORP                                   1,925
       300     *  COHERENT, INC                                          8,520
        82     *  COLUMBIA LABORATORIES, INC                               368
       406     *  COMMUNITY HEALTH SYSTEMS                              12,074
       500     *  COMPUTERIZED THERMAL IMAGING, INC                      1,120
       100     *  CONCEPTUS, INC                                         1,740
       382     *  CONMED CORP                                            6,761
       300     *  CONNETICS CORP                                         1,962
       250        COOPER COS, INC                                       11,725
       500     *  COR THERAPEUTICS, INC                                 11,315
       413     *  CORIXA CORP                                            4,336
       511     *  COVANCE, INC                                           9,152
       612     *  COVENTRY HEALTH CARE, INC                             14,443
       100     *  CRYOLIFE, INC                                          3,761
       300     *  CUBIST PHARMACEUTICALS, INC                            9,831
       400     *  CURAGEN CORP                                           7,720
       330     *  CURIS, INC                                             1,155
       200     *  CV THERAPEUTICS, INC                                   7,772
       164     *  CYBERONICS, INC                                        2,584
       279     *  CYGNUS, INC                                            1,554
       800     *  CYTOGEN CORP                                           2,160
     1,100     *  CYTYC CORP                                            29,491
       143        DATASCOPE CORP                                         5,545
       769     *  DAVITA, INC                                           15,649
       240     *  DECODE GENETICS, INC                                   1,480
       100     *  DELTAGEN, INC                                            707
       120     *  DENDREON CORP                                          1,020
       300     *  DENDRITE INTERNATIONAL, INC                            2,382
       362        DENTSPLY INTERNATIONAL, INC                           16,630
       200        DIAGNOSTIC PRODUCTS CORP                               8,444

56  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
       100     *  DIGENE CORP                                     $      2,500
       197     *  DIVERSA CORP                                           1,851
       167     *  DURAMED PHARMACEUTICALS, INC                           3,380
       200     *  DURECT CORP                                            1,936
       100     *  DUSA PHARMACEUTICALS, INC                              1,026
       100     *  DVI, INC                                               1,699
       151     *  DYAX CORP                                              1,452
       400     *  ECLIPSYS CORP                                          5,320
       200     *  EDEN BIOSCIENCE CORP                                   1,524
       608     *  EDWARDS LIFESCIENCES CORP                             13,619
       100     *  EMISPHERE TECHNOLOGIES, INC                            1,910
       243     *  ENDO PHARMACEUTICALS HOLDINGS, INC                     2,636
        43     *  ENDO PHARMACEUTICALS, INC WTS 12/31/02                     6
       100     *  ENDOCARE, INC                                          1,755
       149     *  ENTREMED, INC                                          1,303
       205     *  ENZO BIOCHEM, INC                                      3,476
       400     *  ENZON, INC                                            20,400
       200     *  ESPERION THERAPEUTICS, INC                             1,490
       266     *  EXELIXIS, INC                                          3,048
       716     *  EXPRESS SCRIPTS, INC                                  39,738
       883     *  FIRST HEALTH GROUP CORP                               25,942
       543     *  FISHER SCIENTIFIC INTERNATIONAL, INC                  13,792
     1,698     *  FOREST LABORATORIES, INC                             122,493
       200     *  GENAISSANCE PHARMACEUTICALS                              778
       300     *  GENE LOGIC, INC                                        3,948
       100     *  GENENCOR INTERNATIONAL, INC                              986
     2,100     *  GENENTECH, INC                                        92,400
       200     *  GENOME THERAPEUTICS CORP                               1,160
       200     *  GENTA, INC                                             2,070
       257     *  GENZYME CORP (BIOSURGERY DIVISION)                     1,002
     1,947     *  GENZYME CORP (GENERAL DIVISION)                       88,432
       100     *  GENZYME-MOLECULAR ONCOLOGY                               775
       200     *  GERON CORP                                             1,920
       945     *  GILEAD SCIENCES, INC                                  53,080
     2,936     *  GUIDANT CORP                                         113,036
       166     *  GUILFORD PHARMACEUTICALS, INC                          1,429
       152     *  HAEMONETICS CORP                                       5,260
       100     *  HARVARD BIOSCIENCE, INC                                1,000
     5,147        HCA, INC                                             228,063
     2,208     *  HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A)
                    (NEW)                                               45,838
       936     *  HEALTH NET, INC                                       17,989
       100     *  HEALTHEXTRAS, INC                                        514
     3,784     *  HEALTHSOUTH CORP                                      61,527
        87     *  HEMISPHERX BIOPHARMA, INC                                350
       472        HILLENBRAND INDUSTRIES, INC                           25,473
     1,213     *  HUMAN GENOME SCIENCES, INC                            37,493
     1,567     *  HUMANA, INC                                           18,898
       100     *  HYSEQ, INC                                               611
       261     *  I-MANY, INC                                              605
       100     *  I-STAT CORP                                              610
       781        ICN PHARMACEUTICALS, INC                              20,579
       448     *  ICOS CORP                                             22,046
       145     *  ICU MEDICAL, INC                                       5,800
     1,056     *  IDEC PHARMACEUTICALS CORP                             52,345
       300     *  IDEXX LABORATORIES, INC                                7,011
       231     *  IDX SYSTEMS CORP                                       2,367

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       100     *  IGEN INTERNATIONAL, INC                         $      2,752
       300     *  ILEX ONCOLOGY, INC                                     7,878
       200     *  ILLUMINA, INC                                          1,300
       800     *  IMATRON, INC                                           1,424
       647     *  IMCLONE SYSTEMS, INC                                  36,587
       100     *  IMMUNE RESPONSE CORP                                     142
     3,007     *  IMMUNEX CORP                                          56,170
       300     *  IMMUNOGEN, INC                                         2,715
       400     *  IMMUNOMEDICS, INC                                      4,788
       245     *  IMPATH, INC                                            8,454
       200     *  IMPAX LABORATORIES, INC                                2,618
     2,659        IMS HEALTH, INC                                       66,607
       100     *  INAMED CORP                                            1,700
       600     *  INCYTE GENOMICS, INC                                   8,196
       398     *  INHALE THERAPEUTIC SYSTEMS, INC                        5,293
       300     *  INKINE PHARMACEUTICAL CO, INC                            231
       258     *  INSMED, INC                                              691
       100     *  INSPIRE PHARMACEUTICALS, INC                             866
       100     *  INTEGRA LIFESCIENCES HOLDING                           2,762
       300     *  INTEGRATED SILICON SOLUTION, INC                       2,577
       288     *  INTERMUNE, INC                                        11,016
       281     *  INTERNEURON PHARMACEUTICALS, INC                       1,399
       240     *  INTUITIVE SURGICAL, INC                                1,497
       185        INVACARE CORP                                          7,492
       206     *  INVERNESS MEDICAL TECHNOLOGY, INC                      7,611
       510     *  INVITROGEN CORP                                       33,537
       310     *  ISIS PHARMACEUTICALS, INC                              5,285
     1,488     *  IVAX CORP                                             32,988
    29,484        JOHNSON & JOHNSON                                  1,633,414
       100     *  KENDLE INTERNATIONAL, INC                              1,974
       100     *  KERYX BIOPHARMACEUTICALS, INC                            629
     1,726     *  KING PHARMACEUTICALS, INC                             72,405
        57     *  KOS PHARMACEUTICALS, INC                               1,587
       100     *  KOSAN BIOSCIENCES, INC                                   530
       176     *  KV PHARMACEUTICAL CO (CLASS B)                         5,174
       250     *  LA JOLLA PHARMACEUTICAL CO                             1,017
       474     *  LABORATORY CORP OF AMERICA HOLDINGS                   38,322
        62        LANDAUER, INC                                          2,104
       300     *  LEXICON GENETICS, INC                                  2,280
       400     *  LIFEPOINT HOSPITALS, INC                              17,600
       426     *  LIGAND PHARMACEUTICALS CO (CLASS B)                    3,910
     9,279        LILLY (ELI) & CO                                     748,815
       770     *  LINCARE HOLDINGS, INC                                 20,458
       200     *  LUMINEX CORP                                           2,730
       175     *  MACROCHEM CORP (DELAWARE)                                428
       182     *  MAGELLAN HEALTH SERVICES, INC                          2,087
       858     *  MANOR CARE, INC                                       24,109
       118     *  MARTEK BIOSCIENCES CORP                                2,147
       200     *  MATRIX PHARMACEUTICALS, INC                              116
       200     *  MAXIM PHARMACEUTICALS, INC                               790
       140     *  MAXIMUS, INC                                           5,562
       328     *  MAXYGEN, INC                                           5,197
     2,666        MCKESSON CORP                                        100,748
       700     *  MEDAREX, INC                                          10,570
       100     *  MED-DESIGN CORP                                        1,440
       154     *  MEDICINES CO                                             931
       200     *  MEDICIS PHARMACEUTICAL CORP (CLASS A)                  9,996

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  57

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
     2,077     *  MEDIMMUNE, INC                                  $     74,003
        99     *  MEDQUIST, INC                                          2,489
    11,722        MEDTRONIC, INC                                       509,907
       174        MENTOR CORP                                            4,402
    22,162        MERCK & CO, INC                                    1,475,989
       200     *  MGI PHARMA, INC                                        2,674
       376     *  MID ATLANTIC MEDICAL SERVICES, INC                     7,896
     2,078     *  MILLENNIUM PHARMACEUTICALS, INC                       36,905
       462        MILLIPORE CORP                                        24,458
       100     *  MIRAVANT MEDICAL TECHNOLOGIES                            765
       100     *  MOLECULAR DEVICES CORP                                 1,864
     1,163        MYLAN LABORATORIES, INC                               37,937
       200     *  MYRIAD GENETICS, INC                                   6,128
       300     *  NABI, INC                                              1,854
       100     *  NANOGEN, INC                                             488
       200     *  NAPRO BIOTHERAPEUTICS, INC                             1,580
       100     *  NATIONAL HEALTHCARE CORP                               1,539
        80     *  NEOPHARM, INC                                          1,124
       100     *  NEOSE TECHNOLOGIES, INC                                3,860
       200     *  NEUROCRINE BIOSCIENCES, INC                            6,404
       142     *  NEUROGEN CORP                                          2,330
       100     *  NORTH AMERICAN SCIENTIFIC                              1,080
       100     *  NOVAVAX, INC                                           1,410
       200     *  NOVEN PHARMACEUTICALS, INC                             3,620
       251     *  NOVOSTE CORP                                           1,488
       300     *  NPS PHARMACEUTICALS, INC                               9,360
       233     *  OCULAR SCIENCES, INC                                   4,718
     1,050        OMNICARE, INC                                         22,921
       200     *  ON ASSIGNMENT, INC                                     3,216
       200     *  ONYX PHARMACEUTICALS, INC                                702
       100     *  OPTION CARE, INC                                       1,554
       201     *  ORASURE TECHNOLOGIES, INC                              2,060
       300     *  ORCHID BIOSCIENCES, INC                                  657
       300     *  ORGANOGENESIS, INC                                     1,755
       445     *  ORTHODONTIC CENTERS OF AMERICA, INC                   10,969
       300     *  OSI PHARMACEUTICALS, INC                               9,750
       300        OWENS & MINOR, INC                                     6,090
       992     *  OXFORD HEALTH PLANS, INC                              28,172
       300     *  PACIFICARE HEALTH SYSTEMS, INC (CLASS A)               3,777
       592     *  PACKARD BIOSCIENCE CO                                  4,682
       100     *  PAIN THERAPEUTICS, INC                                   700
     1,054        PALL CORP                                             20,500
       200     *  PARADIGM GENETICS, INC                                 1,250
       200     *  PAREXEL INTERNATIONAL CORP                             2,268
       485     *  PATTERSON DENTAL CO                                   17,877
       127     *  PDI, INC                                               3,028
       157     *  PEDIATRIX MEDICAL GROUP, INC                           6,404
       266     *  PER-SE TECHNOLOGIES, INC                               2,112
       600     *  PEREGRINE PHARMACEUTICALS, INC                           594
    60,832        PFIZER, INC                                        2,439,363
       432     *  PHARMACEUTICAL PRODUCT DEVELOPMENT, INC               12,653
       236     *  PHARMACEUTICAL RESOURCES, INC                          8,437
    12,584        PHARMACIA CORP                                       510,407
       200     *  PHARMACOPEIA, INC                                      2,592
       254     *  PHARMACYCLICS, INC                                     4,521
       400     *  PHARMOS CORP                                             976

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       100     *  POLYMEDICA CORP                                 $      1,527
       200     *  POSSIS MEDICAL, INC                                    2,340
       200     *  POZEN, INC                                               870
       500     *  PRAECIS PHARMACEUTICALS, INC                           1,865
       200     *  PRIORITY HEALTHCARE CORP (CLASS B)                     4,800
       100     *  PROGENICS PHARMACEUTICALS                              1,390
       434     *  PROTEIN DESIGN LABS, INC                              20,497
       314     *  PROVINCE HEALTHCARE CO                                11,536
       554     *  PSS WORLD MEDICAL, INC                                 5,285
       741     *  QUEST DIAGNOSTICS, INC                                45,719
     1,040     *  QUINTILES TRANSNATIONAL CORP                          15,184
       100     *  REGENERATION TECHNOLOGIES                              1,165
       206     *  REGENERON PHARMACEUTICALS, INC                         4,581
       100     *  REHABCARE GROUP, INC                                   4,351
       460     *  RENAL CARE GROUP, INC                                 14,154
       346     *  RESMED, INC                                           17,576
       267     *  RESPIRONICS, INC                                       9,494
       100     *  RIBOZYME PHARMACEUTICALS, INC                            699
       200     *  RIGEL PHARMACEUTICALS, INC                             1,000
       100     *  SANGAMO BIOSCIENCES, INC                                 749
        55     *  SANGSTAT MEDICAL CORP                                  1,013
       266     *  SCHEIN (HENRY), INC                                   10,267
    14,226        SCHERING-PLOUGH CORP                                 527,784
       411     *  SCIOS, INC                                             6,871
       100     *  SELECT MEDICAL CORP                                    1,575
       814     *  SEPRACOR, INC                                         29,222
       200     *  SEQUENOM, INC                                          1,400
       240     *  SEROLOGICALS CORP                                      4,346
     2,775     *  SERVICE CORP INTERNATIONAL                            16,705
       517     *  SICOR, INC                                             9,766
       200     *  SIERRA HEALTH SERVICES, INC                            1,660
       176     *  SOLA INTERNATIONAL, INC                                2,668
       100     *  SONOSITE, INC                                          2,040
       802     *  ST. JUDE MEDICAL, INC                                 54,896
       148     *  STERICYCLE, INC                                        6,168
       542     *  STERIS CORP                                           10,655
       900     *  STEWART ENTERPRISES, INC (CLASS A)                     5,220
     1,311        STRYKER CORP                                          69,351
       166     *  SUNRISE ASSISTED LIVING, INC                           4,287
       168     *  SUPERGEN, INC                                          1,184
       100     *  SURMODICS, INC                                         3,995
       324     *  SYBRON DENTAL SPECIALTIES, INC                         6,026
       200     *  SYNCOR INTERNATIONAL CORP                              6,366
       185     *  TANOX, INC                                             2,732
       200     *  TARGETED GENETICS CORP                                   376
       400     *  TECHNE CORP                                           11,772
       200     *  TELIK, INC                                             1,300
     3,166     *  TENET HEALTHCARE CORP                                188,851
       400     *  TEXAS BIOTECHNOLOGY CORP                               2,260
       300     *  THERAGENICS CORP                                       2,772
       100     *  THIRD WAVE TECHNOLOGIES                                  632
       346     *  THORATEC CORP                                          5,722
       200     *  TITAN PHARMACEUTICALS, INC                             1,250
       100     *  TRANSGENOMIC, INC                                        755
       171     *  TRANSKARYOTIC THERAPIES, INC                           4,640
       744     *  TRIAD HOSPITALS, INC                                  26,337
       200     *  TRIANGLE PHARMACEUTICALS, INC                            640
       300     *  TRIGON HEALTHCARE, INC                                19,650
       200     *  TRIMERIS, INC                                          7,020

58  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
       200     *  TRIPATH IMAGING, INC                            $        860
       200     *  TULARIK, INC                                           3,684
       100     *  UNITED THERAPEUTICS CORP                               1,256
     3,135        UNITEDHEALTH GROUP, INC                              208,477
       373     *  UNIVERSAL HEALTH SERVICES, INC (CLASS B)              18,202
       100     *  UROCOR, INC                                            1,758
       900     *  US ONCOLOGY, INC                                       6,705
       200     *  VALENTIS, INC                                            600
       261     *  VARIAN MEDICAL SYSTEMS, INC                           16,743
       212     *  VARIAN, INC                                            5,401
       500     *  VASOMEDICAL, INC                                       1,535
       100     *  VAXGEN, INC                                            1,250
        95     *  VENTANA MEDICAL SYSTEMS, INC                           1,941
       600        VENTAS, INC                                            6,510
       133     *  VENTIV HEALTH, INC                                       539
       100     *  VERSICOR, INC                                          1,340
       724     *  VERTEX PHARMACEUTICALS, INC                           13,060
       158     *  VICAL, INC                                             1,610
       300     *  VIDAMED, INC                                           1,146
       200     *  VION PHARMACEUTICALS, INC                                936
       238     *  VIROPHARMA, INC                                        6,014
       503     *  VISX, INC                                              6,654
     1,346     *  WATERS CORP                                           48,146
     1,043     *  WATSON PHARMACEUTICALS, INC                           57,062
       100     *  WATSON WYATT & CO HOLDINGS                             1,590
     2,550     *  WEBMD CORP                                            10,863
       628     *  WELLPOINT HEALTH NETWORKS, INC                        68,546
       200        X-RITE, INC                                            1,580
     2,050     *  ZIMMER HOLDINGS, INC                                  56,887
       100     *  ZOLL MEDICAL CORP                                      3,560
                                                                  ------------
                  TOTAL HEALTH CARE                                 16,535,956
                                                                  ------------



OTHER -- 1.59%
       100     *  4KIDS ENTERTAINMENT, INC                               1,990
       258        ABM INDUSTRIES, INC                                    6,658
       100     *  ACACIA RESEARCH CORP                                     919
       100     *  ACTRADE FINANCIAL TECHNOLOGIES LTD                     1,837
       200     *  ADMINISTAFF, INC                                       5,200
       149     *  ADVO, INC                                              5,066
       400        ALEXANDER & BALDWIN, INC                               9,364
       100        AMBASSADORS INTERNATIONAL, INC                         1,670
       200        BANTA CORP                                             5,574
       100     *  BELL MICROPRODUCTS, INC                                  769
     1,802        BLOCK (H&R), INC                                      69,485
       175        BRADY CORP (CLASS A)                                   5,215
       144     *  BRIGHT HORIZONS FAMILY SOLUTIONS, INC                  3,888
       162     *  CAREER EDUCATION CORP                                  8,910
       100     *  CDI CORP                                               1,605
     8,316     *  CENDANT CORP                                         106,444
       144        CENTRAL PARKING CORP                                   2,014
       654     *  CENTURY BUSINESS SERVICES, INC                         1,635
     1,108        CINTAS CORP                                           44,652
        61     *  CORINTHIAN COLLEGES, INC                               2,056
       300     *  CORPORATE EXECUTIVE BOARD CO                           7,824
       100     *  COSTAR GROUP, INC                                      1,797
       515        CRANE CO                                              11,288
        62     *  DAISYTEK INTERNATIONAL CORP                              703

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       515     *  DEVRY, INC                                      $     18,488
     2,002        DOVER CORP                                            60,280
       788     *  DUN & BRADSTREET CORP (NEW)                           22,064
       200     *  EDISON SCHOOLS, INC                                    3,020
       268     *  EDUCATION MANAGEMENT CORP                              8,136
       100     *  ESCO TECHNOLOGIES, INC                                 2,490
       769     *  EXULT, INC                                             8,989
       200     *  FIRST CONSULTING GROUP, INC                            1,798
       400        FIRST INDUSTRIAL REALTY TRUST, INC                    12,000
       100     *  FORRESTER RESEARCH, INC                                1,661
     1,488        FORTUNE BRANDS, INC                                   49,848
       262     *  GENTIVA HEALTH SERVICES, INC                           4,718
       300     *  GETTY IMAGES, INC                                      3,309
       300     *  GTECH HOLDINGS CORP                                   10,362
       300        HARLAND (JOHN H.) CO                                   6,570
       252     *  HEIDRICK & STRUGGLES INTERNATIONAL, INC                3,596
     7,903        HONEYWELL INTERNATIONAL, INC                         208,639
       100     *  HOTEL RESERVATIONS NETWORK, INC (CLASS A)              2,274
       200     *  HOTJOBS.COM LTD                                        1,194
       181     *  INFOUSA, INC                                             734
       110     *  ITRON, INC                                             2,532
       815        ITT INDUSTRIES, INC                                   36,512
       163        KELLY SERVICES, INC (CLASS A)                          3,292
       300     *  KORN/FERRY INTERNATIONAL                               2,475
       350     *  LABOR READY, INC                                       1,116
       739        LIBERTY PROPERTY TRUST CO                             21,201
     1,293        LOEWS CORP                                            59,840
       672        MANPOWER, INC                                         17,693
       242        MATTHEWS INTERNATIONAL CORP (CLASS A)                  5,338
       100        MCGRATH RENTCORP                                       2,151
       144     *  MEMBERWORKS, INC                                       2,962
       685     *  METROMEDIA INTERNATIONAL GROUP, INC                      822
       724     *  MODIS PROFESSIONAL SERVICES, INC                       2,896
     1,540        MOODY'S CORP                                          56,980
       212     *  MSC.SOFTWARE CORP                                      3,413
       445        NATIONAL SERVICE INDUSTRIES, INC                       9,189
       300     *  NAVIGANT CONSULTING CO                                 1,113
       243     *  NCO GROUP, INC                                         3,324
       144        NEW ENGLAND BUSINESS SERVICE, INC                      2,498
       100     *  NEW HORIZONS WORLDWIDE, INC                            1,152
       200     *  OFFSHORE LOGISTICS, INC                                3,838
       407        PITTSTON CO                                            7,366
        69     *  PREPAID LEGAL SERVICES, INC                            1,189
       253     *  PROQUEST CO                                            8,323
       300     *  R.H. DONNELLEY CORP                                    7,836
       200     *  RENT-WAY, INC                                          1,050
       100     *  RIGHT MANAGEMENT CONSULTANTS                           3,105
     1,548     *  ROBERT HALF INTERNATIONAL, INC                        30,975
       100        ROLLINS, INC                                           1,555
       262     *  SCHOOL SPECIALTY, INC                                  8,006
     2,913        SERVICEMASTER CO                                      32,305
       496     *  SPHERION CORP                                          3,571
       144        STANDARD REGISTER CO                                   2,088
       141        STANDEX INTERNATIONAL CORP                             2,657
       100     *  STARTEK, INC                                           1,749
        45        STRAYER EDUCATION, INC                                 2,007

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  59

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
OTHER -- (CONTINUED)
       200     *  SYMYX TECHNOLOGIES, INC                         $      2,950
     6,499        SYSCO CORP                                           165,984
        68        TALX CORP                                              1,448
       100     *  TEJON RANCH CO                                         2,250
       266        TELEFLEX, INC                                          9,945
       300     *  TELETECH HOLDINGS, INC                                 2,343
     1,000     *  TERREMARK WORLDWIDE, INC                                 500
     1,149        TEXTRON, INC                                          38,617
       794     *  TMP WORLDWIDE, INC                                    22,541
       200     *  TRADESTATION GROUP, INC                                  490
        98     *  TRAVELOCITY.COM, INC                                   1,303
       621     *  U.S. INDUSTRIES, INC                                   1,428
       100        UNIFIRST CORP                                          1,690
       100     *  UNIROYAL TECHNOLOGY CORP                                 314
       300     *  UNITED STATIONERS, INC                                 8,961
     4,607        UNITED TECHNOLOGIES CORP                             214,225
       500        VALSPAR CORP                                          16,720
       765        VIAD CORP                                             14,672
       100     *  WACKENHUT CORP (CLASS A)                               2,380
       100     *  WACKENHUT CORRECTIONS CORP                             1,340
       300        WALTER INDUSTRIES, INC                                 2,685
                                                                  ------------
                  TOTAL OTHER                                        1,603,638
                                                                  ------------



PRODUCER DURABLES -- 5.44%
       346     *  ACTIVE POWER, INC                                      1,733
       613        AGCO CORP                                              5,547
     1,259     *  ALLIED WASTE INDUSTRIES, INC                          16,052
       100        AMERICAN STATES WATER CO                               3,700
       710        AMERICAN WATER WORKS CO, INC                          28,045
       259        AMETEK, INC                                            6,806
       200        APPLIED INDUSTRIAL TECHNOLOGIES, INC                   3,378
        52     *  ASTEC INDUSTRIES, INC                                    676
       185        BALDOR ELECTRIC CO                                     3,672
       200     *  BEACON POWER CORP                                        304
       200        BRIGGS & STRATTON CORP                                 6,242
       240     *  BROOKS AUTOMATION, INC                                 6,381
       142        CALIFORNIA WATER SERVICE GROUP                         3,834
       200     *  CASELLA WASTE SYSTEMS, INC (CLASS A)                   2,226
       116     *  CATALYTICA ENERGY SYSTEMS, INC                           888
     3,304        CATERPILLAR, INC                                     148,019
       100        CIRCOR INTERNATIONAL, INC                              1,500
       172     *  COINSTAR, INC                                          3,391
       145     *  CONSOLIDATED GRAPHICS, INC                             2,476
       795        COOPER INDUSTRIES, INC                                32,968
       477     *  COVANTA ENERGY CORP                                    5,571
       386        CUMMINS, INC                                          12,738
       258     *  CUNO, INC                                              7,159
     2,301        DEERE & CO                                            86,540
       750     *  DYCOM INDUSTRIES, INC                                  8,700
       642        EATON CORP                                            38,012
     4,091        EMERSON ELECTRIC CO                                  192,522
       100     *  EMEX CORP                                                655
       400        FEDERAL SIGNAL CORP                                    7,056
       100     *  FLOW INTERNATIONAL CORP                                  968
       400     *  FLOWSERVE CORP                                         7,900
        33        FRANKLIN ELECTRIC CO, INC                              2,376
       300     *  FUELCELL ENERGY, INC                                   4,443

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       100     *  GARDNER DENVER, INC                             $      2,220
       423        GATX CORP                                             14,229
    95,350        GENERAL ELECTRIC CO                                3,547,020
       143     *  GENLYTE GROUP, INC                                     4,147
       100     *  GLOBAL POWER EQUIPMENT GROUP, INC                      1,520
       100        GORMAN-RUPP CO                                         1,940
       666        GRAINGER (W.W.), INC                                  25,874
       193     *  H POWER CORP                                             602
       444        HARSCO CORP                                           12,325
       180     *  HEADWATERS, INC                                        1,980
       483        HUBBELL, INC (CLASS B)                                14,084
       300        IDEX CORP                                              8,295
     2,254        ILLINOIS TOOL WORKS, INC                             121,963
     1,386        INGERSOLL-RAND CO                                     46,846
       258     *  IONICS, INC                                            5,704
       400        JLG INDUSTRIES, INC                                    3,664
        87     *  KADANT, INC                                            1,122
       200        KAYDON CORP                                            4,186
       300        KENNAMETAL, INC                                        9,576
       300        LINCOLN ELECTRIC HOLDINGS CO                           6,606
       144        LINDSAY MANUFACTURING CO                               2,556
       170     *  LITTELFUSE, INC                                        3,762
       200     *  MAGNA ENTERTAINMENT CORP (CLASS A)                     1,212
       186     *  MAGNETEK, INC                                          1,707
       193        MANITOWOC CO, INC                                      4,678
       100     *  MAXWELL TECHNOLOGIES, INC                                650
       100     *  MECHANICAL TECHNOLOGY, INC                               350
       157        MILACRON, INC                                          1,877
       100        MINE SAFETY APPLIANCES CO                              4,500
     3,784        MINNESOTA MINING & MANUFACTURING CO                  372,345
       100        NACCO INDUSTRIES, INC (CLASS A)                        5,575
       286     *  NATIONAL INSTRUMENTS CORP                              7,484
       634     *  NAVISTAR INTERNATIONAL CORP                           17,910
       547     *  NEWPARK RESOURCES, INC                                 3,692
       300        NEWPORT NEWS SHIPBUILDING, INC                        20,160
       100        NN, INC                                                  872
       200        NORDSON CORP                                           4,370
       593        PACCAR, INC                                           29,098
     1,107        PARKER HANNIFIN CORP                                  37,970
       200     *  PEMSTAR, INC                                           2,300
       458        PHILADELPHIA SUBURBAN CORP                            12,027
       100     *  PHOTON DYNAMICS, INC                                   2,315
     2,351        PITNEY BOWES, INC                                     89,808
       100     *  PLUG POWER, INC                                          962
       562     *  POWER-ONE, INC                                         3,456
       550     *  QUANTA SERVICES, INC                                   7,837
       241     *  RAYOVAC CORP                                           3,675
       200        REGAL-BELOIT CORP                                      3,650
     1,427     *  REPUBLIC SERVICES, INC (CLASS A)                      23,117
       100        ROBBINS & MYERS, INC                                   2,465
     1,500        ROCKWELL COLLINS                                      21,300
     1,452        ROCKWELL INTERNATIONAL CORP                           21,315
       300        ROPER INDUSTRIES, INC                                 10,797
       100     *  SAGE, INC                                              1,525
       100        SAUER-DANFOSS, INC                                       782
       117     *  SPS TECHNOLOGIES, INC                                  3,538
       200        STEWART & STEVENSON SERVICES, INC                      4,816

60  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
PRODUCER DURABLES -- (CONTINUED)
       164        TECUMSEH PRODUCTS CO (CLASS A)                  $      7,466
       100        TENNANT CO                                             3,500
       300     *  TEREX CORP                                             5,343
       300     *  TETRA TECH, INC                                        6,630
        93     *  TETRA TECHNOLOGIES, INC                                1,620
       607     *  THOMAS & BETTS CORP                                   10,610
       481        TIMKEN CO                                              6,589
       101        TORO CO                                                4,252
       100     *  TRIKON TECHNOLOGIES, INC                                 844
       341        TRINITY INDUSTRIES, INC                                7,382
       352     *  UNOVA, INC                                             1,566
       200     *  VALENCE TECHNOLOGY, INC                                  708
       100        VALHI, INC                                             1,330
        62        VALMONT INDUSTRIES, INC                                  868
       266        WABTEC CORP                                            2,899
       200     *  WASTE CONNECTIONS, INC                                 5,400
     6,128        WASTE MANAGEMENT, INC                                163,862
        60        WATTS INDUSTRIES, INC (CLASS A)                          786
     6,881     *  XEROX CORP                                            53,327
                                                                  ------------
                  TOTAL PRODUCER DURABLES                            5,507,816
                                                                  ------------



TECHNOLOGY -- 15.30%
     3,337     *  3COM CORP                                             12,513
       100     *  3D SYSTEMS CORP                                        1,560
       200     *  3DO CO                                                   410
       100     *  ACT MANUFACTURING, INC                                   444
       200     *  ACTEL CORP                                             3,552
     1,802     *  ACTERNA CORP                                           5,730
       236     *  ACTIVISION, INC                                        6,423
       400     *  ACTUATE CORP                                           1,676
       910     *  ACXIOM CORP                                            8,554
       966     *  ADAPTEC, INC                                           7,592
     7,560     *  ADC TELECOMMUNICATIONS, INC                           26,384
       100     *  ADE CORP                                                 940
     2,286        ADOBE SYSTEMS, INC                                    54,818
       171     *  ADTRAN, INC                                            3,266
       544     *  ADVANCED DIGITAL INFORMATION CORP                      5,608
       245     *  ADVANCED ENERGY INDUSTRIES, INC                        4,074
       840     *  ADVANCED FIBRE COMMUNICATIONS, INC                    12,272
     3,360     *  ADVANCED MICRO DEVICES, INC                           27,384
       288     *  ADVENT SOFTWARE, INC                                  10,843
       564     *  AEROFLEX, INC                                          6,204
       200     *  AETHER SYSTEMS, INC                                    1,254
       400     *  AFFILIATED COMPUTER SERVICES, INC (CLASS A)           32,564
     5,827     *  AGERE SYSTEMS, INC (CLASS A)                          24,065
       300     *  AGILE SOFTWARE CORP                                    2,727
     4,422     *  AGILENT TECHNOLOGIES, INC                             86,450
       559     *  AKAMAI TECHNOLOGIES, INC                               1,626
       200     *  ALLIANCE SEMICONDUCTOR CORP                            1,436
       100     *  ALLOY, INC                                             1,234
       400     *  ALPHA INDUSTRIES, INC                                  7,748
     3,467     *  ALTERA CORP                                           56,789
       200     *  AMERICA ONLINE LATIN AMERICA (CLASS A)                   658
       451     *  AMERICAN MANAGEMENT SYSTEMS, INC                       5,416
     1,581     *  AMERICAN POWER CONVERSION CORP                        18,466
       155     *  AMERICAN SUPERCONDUCTOR CORP                           1,447

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
     1,225     *  AMKOR TECHNOLOGY, INC                           $     12,887
       416     *  AMPHENOL CORP (CLASS A)                               14,456
       296     *  ANADIGICS, INC                                         3,611
     3,253     *  ANALOG DEVICES, INC                                  106,373
       200     *  ANAREN MICROWAVE, INC                                  3,270
       794     *  ANDREW CORP                                           14,434
       300     *  ANIXTER INTERNATIONAL, INC                             7,434
       100     *  ANSOFT CORP                                              912
       400     *  ANSWERTHINK, INC                                       1,880
       112     *  ANSYS, INC                                             1,999
       100     *  APAC CUSTOMER SERVICES, INC                              175
     3,254     *  APPLE COMPUTER, INC                                   50,469
       100     *  APPLIED INNOVATION, INC                                  795
     7,886     *  APPLIED MATERIALS, INC                               224,277
     2,850     *  APPLIED MICRO CIRCUITS CORP                           19,921
       311     *  ARBITRON, INC                                          8,135
       138     *  AREMISSOFT CORP                                           96
     1,900     *  ARIBA, INC                                             3,534
       500     *  ARRIS GROUP, INC                                       1,790
     1,044     *  ARROW ELECTRONICS, INC                                21,777
       400     *  ART TECHNOLOGY GROUP, INC                                280
       300     *  ARTESYN TECHNOLOGIES, INC                              1,632
       100     *  ARTISAN COMPONENTS, INC                                  792
     2,665     *  ASCENTIAL SOFTWARE CORP                                8,794
       165     *  ASIAINFO HOLDINGS, INC                                 1,961
       470     *  ASPECT COMMUNICATIONS CORP                               841
       300     *  ASPEN TECHNOLOGY, INC                                  3,000
        94     *  ASTROPOWER, INC                                        3,243
       300     *  ASYST TECHNOLOGIES, INC                                2,715
     1,595    b*  AT HOME CORP SERIES A                                    239
     3,836     *  ATMEL CORP                                            25,624
       273     *  ATMI, INC                                              4,217
       200     *  AUDIOVOX CORP (CLASS A)                                1,828
       355     *  AUSPEX SYSTEMS, INC                                      834
       497        AUTODESK, INC                                         15,933
     6,144        AUTOMATIC DATA PROCESSING, INC                       289,013
       200     *  AVANEX CORP                                              592
       300     *  AVANT! CORP                                              888
     2,726     *  AVAYA, INC                                            26,987
       947        AVERY DENNISON CORP                                   44,802
       387     *  AVICI SYSTEMS, INC                                       495
       200     *  AVID TECHNOLOGY, INC                                   1,458
     1,074        AVNET, INC                                            19,536
       427     *  AVOCENT CORP                                           6,353
       500        AVX CORP                                               8,135
       158     *  AWARE, INC                                               622
       911     *  AXCELIS TECHNOLOGIES, INC                              8,608
       259     *  AXT, INC                                               2,745
       116     *  BARRA, INC                                             4,874
     2,859     *  BEA SYSTEMS, INC                                      27,417
        84        BEI TECHNOLOGIES, INC                                  1,348
        67        BEL FUSE, INC (CLASS B)                                1,302
       200        BELDEN, INC                                            3,760
       258     *  BENCHMARK ELECTRONICS, INC                             4,262
       463     *  BISYS GROUP, INC                                      24,548
       168     *  BLACK BOX CORP                                         7,069
       200        BMC INDUSTRIES, INC                                      408
     2,334     *  BMC SOFTWARE, INC                                     29,641
       500     *  BORLAND SOFTWARE CORP                                  4,050

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  61

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
       100     *  BOSTON COMMUNICATIONS GROUP                     $      1,120
       100     *  BRAUN CONSULTING, INC                                    360
       491     *  BRIGHTPOINT, INC                                       1,522
        65     *  BRIO TECHNOLOGY, INC                                     157
     1,793     *  BROADCOM CORP (CLASS A)                               36,397
     1,597     *  BROADVISION, INC                                       1,453
     2,080     *  BROCADE COMMUNICATIONS SYSTEMS, INC                   29,182
       100     *  BSQUARE CORP                                             265
       292        C&D TECHNOLOGIES, INC                                  5,372
       289     *  C-COR.NET CORP                                         1,979
       750     *  CABLE DESIGN TECHNOLOGIES CORP                         8,887
       100     *  CACHEFLOW, INC                                           150
       100     *  CACI INTERNATIONAL, INC (CLASS A)                      5,466
     2,373     *  CADENCE DESIGN SYSTEMS, INC                           39,510
       100     *  CAMINUS CORP                                           1,468
       200     *  CARREKER CORP                                          1,518
       100     *  CARRIER ACCESS CORP                                      269
       100     *  CELERITEK, INC                                         1,183
       165     *  CENTILLIUM COMMUNICATIONS, INC                           999
       167     *  CENTRA SOFTWARE, INC                                   1,429
     1,155     *  CERIDIAN CORP (NEW)                                   16,747
       653     *  CERTEGY, INC                                          16,951
       600     *  CHECKFREE CORP                                        10,182
       300     *  CHECKPOINT SYSTEMS, INC                                3,279
       255     *  CHIPPAC, INC                                             586
       462     *  CIBER, INC                                             2,910
     3,184     *  CIENA CORP                                            32,763
       635     *  CIRRUS LOGIC, INC                                      4,711
    70,995     *  CISCO SYSTEMS, INC                                   864,719
     1,805     *  CITRIX SYSTEMS, INC                                   35,739
       300     *  CLARENT CORP                                           1,611
       200     *  CLICK COMMERCE, INC                                      300
     2,290     *  CMGI, INC                                              2,290
     1,091     *  CNET NETWORKS, INC                                     4,691
       257     *  COGNEX CORP                                            5,042
       100     *  COGNIZANT TECHNOLOGY SOLUTIONS CORP                    2,240
       171        COHU, INC                                              2,558
     2,560     *  COMMERCE ONE, INC                                      6,297
       473     *  COMMSCOPE, INC                                         8,452
    16,393        COMPAQ COMPUTER CORP                                 136,225
     4,396        COMPUTER ASSOCIATES INTERNATIONAL, INC               113,153
       284     *  COMPUTER NETWORK TECHNOLOGY CORP                       2,987
     1,642     *  COMPUTER SCIENCES CORP                                54,465
     3,213     *  COMPUWARE CORP                                        26,764
     1,674     *  COMVERSE TECHNOLOGY, INC                              34,283
       100     *  CONCORD CAMERA CORP                                      438
     2,396     *  CONCORD EFS, INC                                     117,284
       486     *  CONCURRENT COMPUTER CORP                               4,412
       100        CONESTOGA ENTERPRISES, INC                             2,295
     2,388     *  CONEXANT SYSTEMS, INC                                 19,820
       141     *  CONVERA CORP                                             345
     1,546     *  CONVERGYS CORP                                        42,901
       100     *  COORSTEK, INC                                          2,499
       500     *  COPPER MOUNTAIN NETWORKS, INC                            400
     9,149     *  CORNING, INC                                          80,694

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
     2,396     *  CORVIS CORP                                     $      3,641
       700     *  COSINE COMMUNICATIONS, INC                               259
       200     *  COVANSYS CORP                                          1,748
       554     *  CREDENCE SYSTEMS CORP                                  6,675
       700     *  CREE, INC                                             10,346
       200     *  CROSSROADS SYSTEMS, INC                                  660
       372     *  CSG SYSTEMS INTERNATIONAL, INC                        15,252
       300        CTS CORP                                               4,431
       300     *  CYMER, INC                                             5,025
     1,076     *  CYPRESS SEMICONDUCTOR CORP                            15,989
       107     *  DAKTRONICS, INC                                          941
        57     *  DATASTREAM SYSTEMS, INC                                  171
       414     *  DDI CORP                                               3,245
       200     *  DELIA'S CORP (CLASS A)                                 1,068
    21,930     *  DELL COMPUTER CORP                                   406,362
       663        DELUXE CORP                                           22,900
       245     *  DIAMONDCLUSTER INTERNATIONAL, INC (CLASS A)            2,413
       654        DIEBOLD, INC                                          24,917
       200     *  DIGEX, INC                                               668
       100     *  DIGIMARC CORP                                          1,377
       200     *  DIGITAL INSIGHT CORP                                   2,300
       100     *  DIGITAL LIGHTWAVE, INC                                   981
       200     *  DIGITALTHINK, INC                                      1,546
       100     *  DIGITAS, INC                                             230
       200     *  DITECH COMMUNICATIONS CORP                               840
       800     *  DIVINE INC (CLASS A)                                     495
       844     *  DMC STRATEX NETWORKS, INC                              4,355
       287     *  DOCENT, INC                                              594
       406     *  DOCUMENTUM, INC                                        3,325
     1,011     *  DOUBLECLICK, INC                                       5,762
       191     *  DSP GROUP, INC                                         3,810
       700     *  DST SYSTEMS, INC                                      30,275
        38     *  DUPONT PHOTOMASKS, INC                                 1,055
       650     *  E.PIPHANY, INC                                         2,762
       685     *  EARTHLINK, INC                                        10,432
     1,406     *  EBAY, INC                                             64,324
       167     *  ECHELON CORP                                           2,084
       100        EDO CORP                                               2,875
       445     *  EFUNDS CORP                                            7,409
       200     *  ELANTEC SEMICONDUCTOR, INC                             4,590
       294     *  ELECTRO SCIENTIFIC INDUSTRIES, INC                     6,453
       171     *  ELECTROGLAS, INC                                       2,128
     1,154     *  ELECTRONIC ARTS, INC                                  52,703
     4,586        ELECTRONIC DATA SYSTEMS CORP                         264,061
       476     *  ELECTRONICS FOR IMAGING, INC                           7,749
       100     *  EMBARCADERO TECHNOLOGIES, INC                            787
    21,383     *  EMC CORP                                             251,250
       200     *  EMCORE CORP                                            1,712
       800     *  EMULEX CORP                                            7,608
       100     *  ENGAGE, INC                                               24
       409     *  ENTEGRIS, INC                                          3,231
     1,815     *  ENTERASYS NETWORKS, INC                               11,706
       357     *  ENTRUST, INC                                           1,017
       100     *  EPIQ SYSTEMS, INC                                      2,550
     1,307        EQUIFAX, INC                                          28,623
       100     *  ESPEED, INC (CLASS A)                                    869
       300     *  ESS TECHNOLOGY, INC                                    3,066
       261     *  ESTERLINE TECHNOLOGIES CORP                            4,136

62  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
       426     *  EXAR CORP                                       $      7,369
       100     *  EXCEL TECHNOLOGY, INC                                  1,573
       200     *  EXE TECHNOLOGIES, INC                                    408
     3,486    b*  EXODUS COMMUNICATIONS, INC                               627
       992     *  EXTREME NETWORKS, INC                                  6,854
       142     *  F.Y.I., INC                                            5,327
       200     *  F5 NETWORKS, INC                                       1,856
       350        FAIR ISAAC & CO, INC                                  16,530
       982     *  FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC
                    (CLASS A)                                           15,761
       145     *  FALCONSTOR SOFTWARE, INC                               1,257
       100     *  FEI CO                                                 2,175
       200     *  FIBERCORE, INC                                           480
       300     *  FILENET CORP                                           3,021
     1,119     *  FINISAR CORP                                           4,431
     3,778        FIRST DATA CORP                                      220,106
     1,780     *  FISERV, INC                                           60,876
       100     *  FLIR SYSTEMS, INC                                      4,103
       836     *  FOUNDRY NETWORKS, INC                                  5,057
       296     *  FREEMARKETS, INC                                       3,131
       189     *  FSI INTERNATIONAL, INC                                 1,882
       744     *  GALILEO INTERNATIONAL, INC                            15,445
     1,639     *  GATEWAY, INC                                           8,932
       300        GENERAL CABLE CORP                                     2,955
       308     *  GENERAL SEMICONDUCTOR, INC                             2,956
       200     *  GENRAD, INC                                              654
     1,191     *  GENUITY, INC (CLASS A)                                 1,869
       100     *  GENZYME TRANSGENICS CORP                                 385
       170     *  GERBER SCIENTIFIC, INC                                 1,785
       100     *  GLOBAL IMAGING SYSTEMS, INC                            1,749
       360        GLOBAL PAYMENTS, INC                                  10,584
       500     *  GLOBESPAN, INC                                         4,520
       200     *  GOTO.COM, INC                                          2,480
       228     *  GRIFFON CORP                                           2,781
       200     *  HANDSPRING, INC                                          270
       478     *  HARMONIC, INC                                          3,871
       583        HARRIS CORP                                           18,551
       200        HELIX TECHNOLOGY CORP                                  3,248
       596        HENRY (JACK) & ASSOCIATES, INC                        13,523
    15,344        HEWLETT-PACKARD CO                                   247,038
       100     *  HI/FN, INC                                               985
       300     *  HNC SOFTWARE, INC                                      5,610
       700     *  HOMESTORE.COM, INC                                     5,355
       515        HON INDUSTRIES, INC                                   11,309
       189     *  HUTCHINSON TECHNOLOGY, INC                             3,364
       300     *  HYPERION SOLUTIONS CORP                                4,008
     2,619     *  I2 TECHNOLOGIES, INC                                   9,009
       100     *  IBASIS, INC                                               42
       100     *  IDENTIX, INC                                             814
       100     *  II-VI, INC                                             1,303
     1,434        IKON OFFICE SOLUTIONS, INC                            11,070
       300     *  IMATION CORP                                           6,270
       300     *  INDUS INTERNATIONAL, INC                               1,788
       100     *  INET TECHNOLOGIES, INC                                   591
       400     *  INFOCUS CORP                                           5,220
        40     *  INFOGRAMES, INC                                          136
       400     *  INFONET SERVICES CORP (CLASS B)                          860
       522     *  INFORMATICA CORP                                       2,061

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       213     *  INFORMATION RESOURCES, INC                      $      1,352
     1,958     *  INFOSPACE, INC                                         2,897
       618     *  INGRAM MICRO, INC (CLASS A)                            7,972
       955     *  INKTOMI CORP                                           2,616
       100     *  INRANGE TECHNOLOGIES CORP (CLASS B)                      594
       100     *  INTEGRAL SYSTEMS, INC                                  1,804
       311     *  INTEGRATED CIRCUIT SYSTEMS, INC                        3,974
     1,004     *  INTEGRATED DEVICE TECHNOLOGY, INC                     20,200
    65,178        INTEL CORP                                         1,332,238
       400     *  INTELIDATA TECHNOLOGIES CORP                           1,312
       100     *  INTERCEPT GROUP, INC                                   3,345
       474     *  INTERDIGITAL COMMUNICATIONS CORP                       3,474
       500     *  INTERGRAPH CORP                                        4,475
       100     *  INTERLAND, INC                                           105
       200     *  INTERLOGIX, INC                                        4,840
       106     *  INTERMAGNETICS GENERAL CORP                            2,465
     1,200     *  INTERNAP NETWORK SERVICES CORP                         1,200
    16,787        INTERNATIONAL BUSINESS MACHINES CORP               1,549,440
       579     *  INTERNATIONAL RECTIFIER CORP                          15,766
     1,320     *  INTERNET CAPITAL GROUP, INC                              528
       355     *  INTERNET SECURITY SYSTEMS, INC                         3,234
     1,003     *  INTERSIL CORP (CLASS A)                               28,003
       174        INTER-TEL, INC                                         1,994
       400     *  INTERTRUST TECHNOLOGIES CORP                             424
       300     *  INTERVOICE-BRITE, INC                                  3,114
       800     *  INTERWOVEN, INC                                        3,088
       100     *  INTRADO, INC                                           2,566
     1,658     *  INTUIT, INC                                           59,356
     2,167     *  IOMEGA CORP                                            2,643
       400     *  IRON MOUNTAIN, INC                                    16,580
       200     *  ITXC CORP                                                510
       430     *  IXIA, INC                                              2,730
       100     *  IXYS CORP                                                595
       986     *  J.D. EDWARDS & CO                                      7,020
     1,369     *  JABIL CIRCUIT, INC                                    24,505
       200     *  JDA SOFTWARE GROUP, INC                                2,628
    10,992     *  JDS UNIPHASE CORP                                     69,469
       200     *  JNI CORP                                               1,250
     2,375     *  JUNIPER NETWORKS, INC                                 23,037
     1,148     *  KANA SOFTWARE, INC                                       413
       502     *  KEANE, INC                                             6,852
       100        KEITHLEY INSTRUMENTS, INC                              1,435
       800     *  KEMET CORP                                            13,168
       200     *  KEYNOTE SYSTEMS, INC                                   1,520
       235     *  KFORCE, INC                                            1,182
     1,817     *  KLA-TENCOR CORP                                       57,380
       600     *  KOPIN CORP                                             6,258
     1,086     *  KPMG CONSULTING, INC                                  11,739
       142     *  KRONOS, INC                                            5,829
       500     *  KULICKE & SOFFA INDUSTRIES, INC                        5,450
     1,223     *  LAM RESEARCH CORP                                     20,729
       200     *  LANTRONIX, INC                                         1,220
       926     *  LATTICE SEMICONDUCTOR CORP                            14,538
       100     *  LEARNING TREE INTERNATIONAL, INC                       2,030
       100     *  LECROY CORP                                            1,937
       770     *  LEGATO SYSTEMS, INC                                    4,219
       200     *  LEXENT, INC                                            1,450

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  63

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     1,310     *  LEXMARK INTERNATIONAL, INC                      $     58,570
     1,022     *  LIBERATE TECHNOLOGIES                                 10,179
       159     *  LIGHTBRIDGE, INC                                       1,629
       100     *  LIGHTPATH TECHNOLOGIES, INC (CLASS A)                    178
     3,096        LINEAR TECHNOLOGY CORP                               101,548
     3,282     *  LSI LOGIC CORP                                        38,563
       453     *  LTX CORP                                               6,165
    33,096     *  LUCENT TECHNOLOGIES, INC                             189,640
       573     *  MACROMEDIA, INC                                        6,939
       396     *  MACROVISION CORP                                      11,250
       300     *  MAIL-WELL, INC                                         1,110
        74     *  MANHATTAN ASSOCIATES, INC                              1,255
       446     *  MANUGISTICS GROUP, INC                                 2,595
       100     *  MAPINFO CORP                                             730
       200     *  MASTEC, INC                                            1,020
       289     *  MATRIXONE, INC                                         1,572
     3,034     *  MAXIM INTEGRATED PRODUCTS, INC                       106,007
     1,603     *  MAXTOR CORP                                            5,722
       100     *  MCAFEE.COM CORP                                        1,155
       450     *  MCDATA CORP (CLASS A)                                  3,775
       100     *  MCSI, INC                                              1,611
       100     *  MEASUREMENT SPECIALTIES, INC                             989
       200     *  MEMC ELECTRONIC MATERIALS, INC                           210
       630     *  MENTOR GRAPHICS CORP                                   8,681
       246     *  MERCURY COMPUTER SYSTEMS, INC                          9,237
       681     *  MERCURY INTERACTIVE CORP                              12,966
       101     *  MERIX CORP                                             1,419
       200     *  METASOLV, INC                                          1,200
       300     *  METAWAVE COMMUNICATIONS CORP                             810
       300        METHODE ELECTRONICS, INC (CLASS A)                     2,265
       345     *  METTLER-TOLEDO INTERNATIONAL, INC                     14,538
       600     *  MICREL, INC                                           11,964
       100     *  MICRO GENERAL CORP                                       857
     1,264     *  MICROCHIP TECHNOLOGY, INC                             33,875
       950     *  MICROMUSE, INC                                         5,396
     5,245     *  MICRON TECHNOLOGY, INC                                98,763
       300     *  MICROSEMI CORP                                         7,815
    42,362     *  MICROSOFT CORP                                     2,167,664
       200     *  MICROSTRATEGY, INC                                       226
       179     *  MICROTUNE, INC                                         2,040
       100     *  MICROVISION, INC                                       1,280
       242     *  MIPS TECHNOLOGIES, INC (CLASS A)                       1,585
        91     *  MIPS TECHNOLOGIES, INC (CLASS B)                         546
       176     *  MKS INSTRUMENTS, INC                                   3,124
     1,365        MOLEX, INC                                            38,370
    21,383        MOTOROLA, INC                                        333,574
       147     *  MRO SOFTWARE, INC                                      1,499
       600     *  MRV COMMUNICATIONS, INC                                1,800
       162        MTS SYSTEMS CORP                                       1,863
       148     *  MULTEX.COM, INC                                          306
       100     *  NANOMETRICS, INC                                       1,771
       300        NATIONAL DATA CORP                                    10,800
       100     *  NATIONAL PROCESSING, INC                               2,800
     1,715     *  NATIONAL SEMICONDUCTOR CORP                           37,815
       100     *  NAVIGANT INTERNATIONAL, INC                              804
       943     *  NCR CORP                                              27,959
       100     *  NET2PHONE, INC                                           303

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       312     *  NETEGRITY, INC                                  $      2,673
       414     *  NETIQ CORP                                             9,426
       200     *  NETRO CORP                                               540
       100     *  NETSCOUT SYSTEMS, INC                                    425
     2,757     *  NETWORK APPLIANCE, INC                                18,747
     1,299     *  NETWORK ASSOCIATES, INC                               16,744
       412     *  NEW FOCUS, INC                                         1,330
       300        NEWPORT CORP                                           4,230
       100     *  NEXT LEVEL COMMUNICATIONS, INC                           305
       200     *  NMS COMMUNICATIONS CORP                                  312
       100     *  NORTHFIELD LABORATORIES, INC                           1,301
       100     *  NOVADIGM, INC                                            735
     3,449     *  NOVELL, INC                                           12,623
     1,271     *  NOVELLUS SYSTEMS, INC                                 36,299
       100     *  NU HORIZONS ELECTRONICS CORP                             755
       266     *  NUANCE COMMUNICATIONS, INC                             1,729
       195     *  NUMERICAL TECHNOLOGIES, INC                            3,237
       960     *  NVIDIA CORP                                           26,371
       200     *  NYFIX, INC                                             2,860
       400     *  OAK TECHNOLOGY, INC                                    3,120
       300     *  ON SEMICONDUCTOR CORP                                    555
       885     *  ONI SYSTEMS CORP                                       3,566
       248     *  ONYX SOFTWARE CORP                                       471
     1,631     *  OPENWAVE SYSTEMS, INC                                 20,795
       910     *  OPLINK COMMUNICATIONS, INC                               600
       100     *  OPNET TECHNOLOGIES, INC                                  586
    40,679     *  ORACLE CORP                                          511,741
       100     *  OTG SOFTWARE, INC                                        555
       200     *  PACKETEER, INC                                           638
     5,434     *  PALM, INC                                              7,933
     2,377     *  PARAMETRIC TECHNOLOGY CORP                            12,336
       100        PARK ELECTROCHEMICAL CORP                              2,175
       249     *  PAXAR CORP                                             3,174
       300     *  PAXSON COMMUNICATIONS CORP                             2,160
     3,100        PAYCHEX, INC                                          97,681
       100     *  PC-TEL, INC                                              750
       100     *  PECO II, INC                                             480
       167     *  PEGASUS SOLUTIONS, INC                                 1,399
     2,461     *  PEOPLESOFT, INC                                       44,396
     1,555     *  PEREGRINE SYSTEMS, INC                                19,639
       100     *  PERFORMANCE TECHNOLOGIES, INC                            822
       200     *  PERICOM SEMICONDUCTOR CORP                             2,780
       584     *  PEROT SYSTEMS CORP (CLASS A)                           9,431
       200     *  PHOENIX TECHNOLOGIES LTD                               2,006
       300     *  PHOTRONICS, INC                                        5,535
       445     *  PICTURETEL CORP                                        2,661
       300        PIONEER STANDARD ELECTRONICS, INC                      2,706
       170     *  PIXELWORKS, INC                                        2,142
        81     *  PLANAR SYSTEMS, INC                                    1,628
       277     *  PLANTRONICS, INC                                       4,722
       426     *  PLEXUS CORP                                           10,045
       246     *  PLX TECHNOLOGY, INC                                    1,271
     1,588     *  PMC-SIERRA, INC                                       16,308
       753     *  POLYCOM, INC                                          18,350
       100     *  POMEROY COMPUTER RESOURCES, INC                        1,205
       654     *  PORTAL SOFTWARE, INC                                     974
       100     *  POWELL INDUSTRIES, INC                                 2,265
       200     *  POWER INTEGRATIONS, INC                                3,644
       569     *  POWERWAVE TECHNOLOGIES, INC                            6,782

64  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
       171     *  PRI AUTOMATION, INC                             $      1,713
       237     *  PROBUSINESS SERVICES, INC                              3,505
       241     *  PRODIGY COMMUNICATIONS CORP (CLASS A)                  1,327
       300     *  PROFIT RECOVERY GROUP INTERNATIONAL                    2,934
       311     *  PROGRESS SOFTWARE CORP                                 4,350
       260     *  PROTON ENERGY SYSTEMS                                  1,224
       286     *  PROXIM, INC                                            2,788
       200     *  PUMATECH, INC                                            270
       914     *  QLOGIC CORP                                           17,366
       100     *  QRS CORP                                                 840
     7,400     *  QUALCOMM, INC                                        351,796
     1,889     *  QUANTUM CORP (DLT & STORAGE SYSTEMS GROUP)            15,414
       257     *  QUEST SOFTWARE, INC                                    2,976
       100        QUIXOTE CORP                                           2,101
       100     *  RADIANT SYSTEMS, INC                                   1,020
       100     *  RADISYS CORP                                           1,200
       100     *  RAINBOW TECHNOLOGIES, INC                                350
       849     *  RAMBUS, INC                                            6,248
     2,036     *  RATIONAL SOFTWARE CORP                                17,631
     1,137     *  READ-RITE CORP                                         3,354
       931     *  REALNETWORKS, INC                                      4,524
       219     *  RED HAT, INC                                             766
     1,140     *  REDBACK NETWORKS, INC                                  1,653
       200     *  REGISTER.COM, INC                                      1,984
       100     *  RENAISSANCE LEARNING, INC                              3,291
       100     *  RESEARCH FRONTIERS, INC                                1,625
       491     *  RETEK, INC                                             6,196
       518        REYNOLDS & REYNOLDS CO (CLASS A)                      12,069
     1,270     *  RF MICRO DEVICES, INC                                 21,082
     1,028     *  RIVERSTONE NETWORKS, INC                               5,397
       100     *  ROGERS CORP                                            2,811
       209     *  ROXIO, INC                                             3,176
       500     *  RSA SECURITY, INC                                      6,730
       100     *  RUDOLPH TECHNOLOGIES, INC                              2,466
       600     *  S1 CORP                                                5,076
       158     *  SABA SOFTWARE, INC                                       312
       990     *  SAFEGUARD SCIENTIFICS, INC                             1,752
       145     *  SANCHEZ COMPUTER ASSOCIATES, INC                       1,090
       675     *  SANDISK CORP                                           6,655
     3,099     *  SANMINA CORP                                          42,084
       800     *  SAPIENT CORP                                           3,080
       100     *  SATCON TECHNOLOGY CORP                                   539
       100     *  SBS TECHNOLOGIES, INC                                  1,116
       144     *  SCANSOURCE, INC                                        6,449
     1,419     *  SCI SYSTEMS, INC                                      25,542
     1,464        SCIENTIFIC-ATLANTA, INC                               25,693
       145     *  SCM MICROSYSTEMS, INC                                    900
       200     *  SEACHANGE INTERNATIONAL, INC                           3,494
       300     *  SECURE COMPUTING CORP                                  2,922
       184     *  SEEBEYOND TECHNOLOGY CORP                                331
       100     *  SELECTICA, INC                                           240
       100     *  SEMITOOL, INC                                            956
       600     *  SEMTECH CORP                                          17,028
       826     *  SENSORMATIC ELECTRONICS CORP                          19,477
       100     *  SERENA SOFTWARE, INC                                   1,165

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
     3,580     *  SIEBEL SYSTEMS, INC                             $     46,575
       100     *  SIGNALSOFT CORP                                          392
     1,059     *  SILICON GRAPHICS, INC                                    487
       400     *  SILICON IMAGE, INC                                       836
       100     *  SILICON LABORATORIES, INC                              1,379
       700     *  SILICON STORAGE TECHNOLOGY, INC                        3,241
       100     *  SILICONIX, INC                                         2,077
       165     *  SIPEX CORP                                             1,065
       100     *  SITEL CORP                                                89
     5,997     *  SOLECTRON CORP                                        69,865
       200     *  SOMERA COMMUNICATIONS, INC                               860
       573     *  SONICBLUE, INC                                           624
       400     *  SONICWALL, INC                                         4,752
     1,268     *  SONUS NETWORKS, INC                                    3,804
       100     *  SORRENTO NETWORKS CORP                                   200
       100     *  SPECTRALINK CORP                                       1,518
       100     *  SPECTRIAN CORP                                         1,000
       189     *  SPEECHWORKS INTERNATIONAL, INC                           931
       100     *  SPSS, INC                                              1,721
       100     *  STANDARD MICROSYSTEMS CORP                               938
       100     *  STANFORD MICRODEVICES, INC                               444
       600     *  STARBASE CORP                                            396
       300     *  STARMEDIA NETWORK, INC                                    48
     1,034     *  STORAGE TECHNOLOGY CORP                               12,976
       559     *  STORAGENETWORKS, INC                                   2,213
       502     *  STRATOS LIGHTWAVE, INC                                 1,731
    31,592     *  SUN MICROSYSTEMS, INC                                261,265
     2,615     *  SUNGARD DATA SYSTEMS, INC                             61,112
       100     *  SUPERTEX, INC                                          1,524
       100     *  SUREBEAM CORP (CLASS A)                                  830
     1,107     *  SYBASE, INC                                           10,295
     1,189     *  SYCAMORE NETWORKS, INC                                 4,137
       200     *  SYKES ENTERPRISES, INC                                 1,116
       696     *  SYMANTEC CORP                                         24,130
     2,237        SYMBOL TECHNOLOGIES, INC                              23,466
       350     *  SYMMETRICOM, INC                                       1,904
       554     *  SYNOPSYS, INC                                         22,220
       100     *  SYNPLICITY, INC                                          560
       300     *  SYSTEMS & COMPUTER TECHNOLOGY CORP                     2,700
       300     *  TAKE-TWO INTERACTIVE SOFTWARE, INC                     2,121
       487     *  TECH DATA CORP                                        18,457
       284        TECHNITROL, INC                                        6,333
       400     *  TEKELEC                                                5,268
       816     *  TEKTRONIX, INC                                        14,271
     4,023     *  TELLABS, INC                                          39,747
       100     *  TELLIUM, INC                                             493
     1,713     *  TERADYNE, INC                                         33,403
       610     *  TERAYON COMMUNICATION SYSTEMS, INC                     4,349
    16,773        TEXAS INSTRUMENTS, INC                               418,989
       100     *  THERMA-WAVE, INC                                       1,027
     1,729     *  THERMO ELECTRON CORP                                  31,208
       200     *  THREE-FIVE SYSTEMS, INC                                3,188
       581     *  TIBCO SOFTWARE, INC                                    4,264
       380     *  TITAN CORP                                             7,448
       100     *  TIVO, INC                                                332
       100     *  TOLLGRADE COMMUNICATIONS, INC                          1,920
       435        TOTAL SYSTEM SERVICES, INC                            10,774

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  65

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
       400     *  TRANSACTION SYSTEMS ARCHITECTS, INC (CLASS A)   $      2,512
       726     *  TRANSMETA CORP                                         1,023
       800     *  TRANSWITCH CORP                                        2,448
       200     *  TRIMBLE NAVIGATION LTD                                 3,050
       100     *  TRIPATH TECHNOLOGY, INC                                   56
     1,330     *  TRIQUINT SEMICONDUCTOR, INC                           21,266
       200     *  TRIZETTO GROUP, INC                                    1,760
       200     *  TURNSTONE SYSTEMS, INC                                   600
       200     *  UAXS GLOBAL HOLDINGS, INC                                148
       462     *  UCAR INTERNATIONAL, INC                                4,111
       100     *  ULTICOM, INC                                             808
       100     *  ULTIMATE ELECTRONICS, INC                              1,735
       200     *  ULTRATECH STEPPER, INC                                 2,394
     3,011     *  UNISYS CORP                                           26,075
       100        UNITED INDUSTRIAL CORP                                 1,470
       100     *  UNIVERSAL DISPLAY CORP                                   705
        78     *  USINTERNETWORKING, INC                                    21
       379     *  UTSTARCOM, INC                                         6,158
       300     *  VA LINUX SYSTEMS, INC                                    315
       300     *  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES, INC         7,755
       200     *  VEECO INSTRUMENTS, INC                                 5,300
     1,976     *  VERISIGN, INC                                         82,794
     3,945     *  VERITAS SOFTWARE CORP                                 72,745
       300     *  VERITY, INC                                            3,030
       460     *  VERTICALNET, INC                                         165
       354     *  VIALTA, INC (CLASS A)                                    145
       500     *  VIASYSTEMS GROUP, INC                                    325
       166     *  VICOR CORP                                             2,342
       300     *  VIEWPOINT CORP                                         1,020
     2,314     *  VIGNETTE CORP                                          8,191
       100     *  VIRAGE LOGIC CORP                                      1,093
       500     *  VIRATA CORP                                            4,990
     1,245     *  VISHAY INTERTECHNOLOGY, INC                           22,908
       289     *  VISUAL NETWORKS, INC                                     658
     1,764     *  VITESSE SEMICONDUCTOR CORP                            13,671
       600     *  VITRIA TECHNOLOGY, INC                                 1,230
       100     *  VOLT INFORMATION SCIENCES, INC                         1,198
       400        WALLACE COMPUTER SERVICES, INC                         6,360
       200     *  WATCHGUARD TECHNOLOGIES, INC                           1,532
       344     *  WAVE SYSTEMS CORP (CLASS A)                              581
       233     *  WEBEX COMMUNICATIONS, INC                              4,948
       184     *  WEBMETHODS, INC                                        1,271
       100     *  WEBSENSE, INC                                          1,090
       200     *  WESCO INTERNATIONAL, INC                               1,030
     1,563     *  WESTERN DIGITAL CORP                                   3,391
       400     *  WESTERN MULTIPLEX CORP (CLASS A)                       1,495
       100     *  WILSON GREATBATCH TECHNOLOGIES, INC                    2,930
       592     *  WIND RIVER SYSTEMS, INC                                6,216
       200     *  WIRELESS FACILITIES, INC                                 894
       100     *  WITNESS SYSTEMS, INC                                     815
       100        WOODHEAD INDUSTRIES, INC                               1,496
       200     *  XICOR, INC                                             1,590
     3,066     *  XILINX, INC                                           72,142
       400     *  XYBERNAUT CORP                                           800
     3,334     *  YAHOO!, INC                                           29,372

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
       300     *  ZEBRA TECHNOLOGIES CORP (CLASS A)               $     11,238
        55     *  ZIXIT CORP                                               265
       200     *  ZORAN CORP                                             4,844
       100     *  ZYGO CORP                                              1,031
                                                                  ------------
                  TOTAL TECHNOLOGY                                  15,493,262
                                                                  ------------



TRANSPORTATION -- 0.96%
       474        AIRBORNE, INC                                          4,526
       501     *  AIRTRAN HOLDINGS, INC                                  2,124
       200     *  ALASKA AIR GROUP, INC                                  3,994
       300     *  AMERICA WEST HOLDINGS CORP (CLASS B)                     555
     1,531     *  AMR CORP                                              29,303
       200     *  ARKANSAS BEST CORP                                     4,142
       167        ARNOLD INDUSTRIES, INC                                 3,456
       282     *  ATLANTIC COAST AIRLINES HOLDINGS, INC                  3,750
       230     *  ATLAS AIR WORLDWIDE HOLDINGS, INC                      2,265
       209     *  BE AEROSPACE, INC                                      1,588
     3,778        BURLINGTON NORTHERN SANTA FE CORP                    101,061
       630        C.H. ROBINSON WORLDWIDE, INC                          18,244
       463        CNF, INC                                              10,570
       200     *  CONSOLIDATED FREIGHTWAYS CORP                            606
       522     *  CONTINENTAL AIRLINES, INC (CLASS B)                    7,830
       100     *  COVENANT TRANSPORT, INC (CLASS A)                        940
     1,980        CSX CORP                                              62,370
     1,176        DELTA AIR LINES, INC                                  30,987
       299     *  EGL, INC                                               2,652
       471        EXPEDITORS INTERNATIONAL OF WASHINGTON, INC           22,301
     2,907     *  FEDEX CORP                                           106,832
       158        FLORIDA EAST COAST INDUSTRIES, INC (CLASS A)           3,476
       121     *  FORWARD AIR CORP                                       2,848
       294     *  FRONTIER AIRLINES, INC                                 2,434
       226     *  HEARTLAND EXPRESS, INC                                 5,195
       100     *  HUNT (J.B.) TRANSPORT SERVICES, INC                    1,335
       498     *  KANSAS CITY SOUTHERN INDUSTRIES, INC                   5,976
       100     *  KNIGHT TRANSPORTATION, INC                             1,915
       100     *  LANDSTAR SYSTEM, INC                                   6,400
       308     *  MESA AIR GROUP, INC                                    1,004
       100     *  MESABA HOLDINGS, INC                                     590
       450     *  MIDWEST EXPRESS HOLDINGS, INC                          4,770
     3,664        NORFOLK SOUTHERN CORP                                 59,063
       504     *  NORTHWEST AIRLINES CORP (CLASS A)                      5,750
       300        OVERSEAS SHIPHOLDING GROUP, INC                        6,600
       200     *  RAILAMERICA, INC                                       2,500
       145        ROADWAY CORP                                           3,493
       530        RYDER SYSTEM, INC                                     10,594
     1,246     *  SABRE HOLDINGS CORP                                   33,318
       300        SHURGARD STORAGE CENTERS, INC (CLASS A)                9,042
       386        SKYWEST, INC                                           6,453
     7,401        SOUTHWEST AIRLINES CO                                109,830
       602     *  SWIFT TRANSPORTATION CO, INC                          10,655
       643     *  U.S. AIRWAYS GROUP, INC                                2,989
       500        UAL CORP                                               9,130
     2,353        UNION PACIFIC CORP                                   110,355

66  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
TRANSPORTATION -- (CONTINUED)
     2,184        UNITED PARCEL SERVICE, INC (CLASS B)            $    113,524
       200        USFREIGHTWAYS CORP                                     6,240
       300        WERNER ENTERPRISES, INC                                5,016
       383     *  WISCONSIN CENTRAL TRANSPORT                            6,541
       200     *  YELLOW CORP                                            4,068
                                                                  ------------
                  TOTAL TRANSPORTATION                                 971,200
                                                                  ------------



UTILITIES -- 10.04%
       354     *  ADELPHIA BUSINESS SOLUTIONS, INC                         375
     4,065     *  AES CORP                                              52,113
       500        AGL RESOURCES, INC                                     9,985
       100     *  AIRGATE PCS, INC                                       4,442
       619     *  ALAMOSA HOLDINGS, INC                                  8,573
       100     *  ALASKA COMMUNICATIONS SYSTEMS GROUP, INC                 761
     1,212        ALLEGHENY ENERGY, INC                                 44,480
       784     *  ALLEGIANCE TELECOM, INC                                2,359
       200     *  ALLEN TELECOM, INC                                     1,740
       762        ALLETE, INC                                           19,537
       781        ALLIANT ENERGY CORP                                   24,445
     2,978        ALLTEL CORP                                          172,575
     1,292        AMEREN CORP                                           49,612
     3,053        AMERICAN ELECTRIC POWER CO, INC                      131,981
     1,629     *  AMERICAN TOWER CORP (CLASS A)                         22,626
       238     *  AQUILA, INC                                            5,188
    34,241        A T & T CORP                                         660,851
       300     *  A T & T LATIN AMERICA CORP (CLASS A)                     528
    20,538     *  A T & T WIRELESS SERVICES                            306,837
       411        ATMOS ENERGY CORP                                      8,877
       500        AVISTA CORP                                            6,800
       100        BANGOR HYDRO-ELECTRIC CO                               2,663
    18,056        BELLSOUTH CORP                                       750,226
       176        BLACK HILLS CORP                                       5,371
     2,094     *  BROADWING, INC                                        33,671
     2,854     *  CALPINE CORP                                          65,099
       100        CASCADE NATURAL GAS CORP                               2,160
       100     *  CENTENNIAL COMMUNICATIONS CORP                           900
       100        CENTRAL VERMONT PUBLIC SERVICE CORP                    1,749
     1,300        CENTURYTEL, INC                                       43,550
       260        CH ENERGY GROUP, INC                                  10,556
       100     *  CHILES OFFSHORE, INC                                   2,020
       100     *  CHOICE ONE COMMUNICATIONS, INC                           163
     1,536        CINERGY CORP                                          47,416
     2,734     *  CITIZENS COMMUNICATIONS CO                            25,699
       400        CLECO CORP                                             8,244
     1,271        CMS ENERGY CORP                                       25,420
       100     *  COMMONWEALTH TELEPHONE ENTERPRISES, INC                3,675
       798        CONECTIV                                              18,753
     1,992        CONSOLIDATED EDISON, INC                              81,114
     1,611        CONSTELLATION ENERGY GROUP, INC                       38,986
     1,840     *  CROWN CASTLE INTERNATIONAL CORP                       16,560
       100        CT COMMUNICATIONS, INC                                 1,460
       200     *  DOBSON COMMUNICATIONS CORP (CLASS A)                   2,070
     2,549        DOMINION RESOURCES, INC                              151,283

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
     1,168        DPL, INC                                        $     28,405
       465        DQE, INC                                               8,946
     1,552        DTE ENERGY CO                                         66,813
     7,503        DUKE ENERGY CORP                                     283,988
     2,304        DYNEGY, INC (CLASS A)                                 79,833
     3,244     *  EDISON INTERNATIONAL CO                               42,691
     4,910        EL PASO CORP                                         204,010
       512     *  EL PASO ELECTRIC CO                                    6,732
       161        EMPIRE DISTRICT ELECTRIC CO                            3,308
       200        ENERGEN CORP                                           4,500
     1,070        ENERGY EAST CORP                                      21,517
     7,278        ENRON CORP                                           198,179
     1,907        ENTERGY CORP                                          67,812
       600        EQUITABLE RESOURCES, INC                              18,006
     3,124        EXELON CORP                                          139,330
     2,201        FIRSTENERGY CORP                                      79,125
       100     *  FOCAL COMMUNICATIONS CORP                                 29
     1,715        FPL GROUP, INC                                        91,838
       400     *  GENERAL COMMUNICATION, INC (CLASS A)                   4,840
       100     *  GOLDEN TELECOM, INC                                      780
     1,072        GPU, INC                                              43,265
       622        GREAT PLAINS ENERGY, INC                              16,227
       300        HAWAIIAN ELECTRIC INDUSTRIES, INC                     11,700
       100        HICKORY TECH CORP                                      1,630
       400        IDACORP, INC                                          14,304
       272     *  IDT CORP                                               3,128
        72     *  IDT CORP (CLASS B)                                       696
       300     *  ILLUMINET HOLDINGS, INC                               11,496
       100     *  IMPSAT FIBER NETWORKS, INC                                20
       274     *  ITC DELTACOM, INC                                        328
     1,280        KEYSPAN CORP                                          42,547
       756        KINDER MORGAN, INC                                    37,202
       201     *  L-3 COMMUNICATIONS HOLDINGS, INC                      17,577
       248        LACLEDE GROUP, INC                                     5,952
       328     *  LEAP WIRELESS INTERNATIONAL, INC                       5,149
     2,860     *  LEVEL 3 COMMUNICATIONS, INC                           10,810
       256        MADISON GAS & ELECTRIC CO                              6,438
     4,603     *  MCLEODUSA, INC (CLASS A)                               3,544
       700        MDU RESOURCES GROUP, INC                              16,359
     3,472     *  METROMEDIA FIBER NETWORK, INC (CLASS A)                1,180
     3,275     *  MIRANT CORP                                           71,722
       895     *  MONTANA POWER CO                                       4,698
       800        NATIONAL FUEL GAS CO                                  18,424
       100     *  NETWORK PLUS CORP                                        101
       163        NEW JERSEY RESOURCES CORP                              7,206
       350     *  NEWPOWER HOLDINGS, INC                                 1,078
     5,070     *  NEXTEL COMMUNICATIONS, INC (CLASS A)                  43,804
       400     *  NEXTEL PARTNERS, INC (CLASS A)                         2,692
     1,480     *  NIAGARA MOHAWK HOLDINGS, INC                          25,115
       368        NICOR, INC                                            14,260
     1,995        NISOURCE, INC                                         46,503
       180     *  NISOURCE, INC (SAILS)                                    381
       100        NORTH PITTSBURGH SYSTEMS, INC                          1,474
     1,371        NORTHEAST UTILITIES CO                                25,678
       200        NORTHWEST NATURAL GAS CO                               4,678
       200        NORTHWESTERN CORP                                      4,400

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  67

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
  SHARES                                                             VALUE
------------------------------------------------------------------------------
UTILITIES -- (CONTINUED)
       545     *  NRG ENERGY, INC                                 $      8,834
       544        NSTAR                                                 22,793
       247     *  NTELOS, INC                                            2,062
     1,539     *  NTL, INC                                               4,770
       145        NUI CORP                                               2,962
       778        OGE ENERGY CORP                                       17,014
       100     *  OIL STATES INTERNATIONAL, INC                            660
       467        ONEOK, INC                                             7,733
       321     *  ORION POWER HOLDINGS                                   8,185
       184        OTTER TAIL CORP                                        5,216
       300        PEOPLES ENERGY CORP                                   11,928
       200     *  PETROQUEST ENERGY, INC                                 1,006
     3,676     *  PG&E CORP                                             55,875
       300        PIEDMONT NATURAL GAS CO, INC                           9,342
       400     *  PINNACLE HOLDINGS, INC                                   156
       804        PINNACLE WEST CAPITAL CORP                            31,918
     1,047        POTOMAC ELECTRIC POWER CO                             22,992
     1,293        PPL CORP                                              42,151
       483     *  PRICE COMMUNICATIONS CORP                              8,186
     2,120        PROGRESS ENERGY, INC                                  91,138
       328     *  PROGRESS ENERGY, INC CVO                                 147
       428        PUBLIC SERVICE CO OF NEW MEXICO                       10,789
     1,951        PUBLIC SERVICE ENTERPRISE GROUP, INC                  83,015
       803        PUGET ENERGY, INC                                     17,256
       695        QUESTAR CORP                                          14,025
       100     *  QUICKSILVER RESOURCES, INC                             1,360
    13,113        QWEST COMMUNICATIONS INTERNATIONAL , INC             218,987
       348     *  RCN CORP                                               1,113
     2,475        RELIANT ENERGY, INC                                   65,142
       509     *  RELIANT RESOURCES, INC                                 8,245
       271        RGS ENERGY GROUP, INC                                 10,487
        76     *  RURAL CELLULAR CORP (CLASS A)                          1,846
       400     *  SBA COMMUNICATIONS CORP                                5,340
    32,604        SBC COMMUNICATIONS, INC                            1,536,300
     1,026        SCANA CORP                                            26,039
       163        SEMCO ENERGY, INC                                      2,339
     1,832        SEMPRA ENERGY                                         45,342
       880        SIERRA PACIFIC RESOURCES (NEW)                        13,288
       100        SOUTH JERSEY INDUSTRIES, INC                           3,065
     6,606        SOUTHERN CO                                          158,411
       351     *  SOUTHERN UNION CO                                      7,346
       310        SOUTHWEST GAS CORP                                     6,572
       200     *  SOUTHWESTERN ENERGY CO                                 2,370
       500     *  SPECTRASITE HOLDINGS, INC                              1,205
     7,607        SPRINT CORP (FON GROUP)                              182,644
     6,283     *  SPRINT CORP (PCS GROUP)                              165,180
     1,264        TECO ENERGY, INC                                      34,254
       544     *  TELECORP PCS, INC (CLASS A)                            6,011
       495        TELEPHONE & DATA SYSTEMS, INC                         46,678
       568     *  TIME WARNER TELECOM, INC (CLASS A)                     4,118

------------------------------------------------------------------------------
PRINCIPAL/SHARES                                                     VALUE
------------------------------------------------------------------------------
       270     *  TRITON PCS HOLDINGS, INC (CLASS A)              $     10,260
     2,491        TXU CORP                                             115,383
        59     *  U.S. CELLULAR CORP                                     2,920
       341     *  UBIQUITEL, INC                                         2,751
       300        UGI CORP                                               8,130
       151        UIL HOLDINGS CORP                                      7,201
       315        UNISOURCE ENERGY CORP                                  4,410
       338     *  US UNWIRED, INC (CLASS A)                              3,413
     1,033        UTILICORP UNITED, INC                                 28,934
         4     *  VAST SOLUTIONS, INC (CLASS B3)                             0
       633        VECTREN CORP                                          14,172
    26,317        VERIZON COMMUNICATIONS, INC                        1,423,540
       100     *  WEST CORP                                              1,980
       254        WESTERN GAS RESOURCES, INC                             6,611
       743        WESTERN RESOURCES, INC                                12,296
       575     *  WESTERN WIRELESS CORP (CLASS A)                       19,423
       466        WGL HOLDINGS, INC                                     12,530
     4,226     *  WILLIAMS COMMUNICATIONS GROUP, INC                     4,986
     4,942        WILLIAMS COS, INC                                    134,916
       980        WISCONSIN ENERGY CORP                                 22,050
     1,105        WORLDCOM, INC (MCI GROUP)                             16,829
    28,652     *  WORLDCOM, INC (WORLDCOM GROUP)                       431,933
       300        WPS RESOURCES CORP                                    10,320
     3,296        XCEL ENERGY, INC                                      92,782
     2,716     *  XO COMMUNICATIONS, INC (CLASS A)                       1,113
                                                                  ------------
                  TOTAL UTILITIES                                   10,168,659
                                                                  ------------



TOTAL COMMON STOCK
(Cost $120,799,162)                                                 99,336,970
                                                                  ------------
SHORT TERM INVESTMENT -- 1.77%

U.S. GOVERNMENT AND AGENCY -- 1.77%
                  FEDERAL HOME LOAN BANK (FHLB)
$1,795,000        3.150%, 10/01/01                                   1,795,000
                                                                  ------------
TOTAL SHORT TERM INVESTMENT
(Cost $1,795,000)                                                    1,795,000
                                                                  ------------
TOTAL PORTFOLIO -- 99.89%
(Cost $122,594,162)                                                101,131,970
OTHER ASSETS AND LIABILITIES, NET -- 0.11%                             115,297
                                                                  ------------
NET ASSETS -- 100.00%                                             $101,247,267
                                                                  ============

---------------
* Non-income producing
b In bankruptcy

At September 30, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $123,714,893. Net unrealized depreciation of portfolio investments aggregated $22,582,923 of which $3,896,959 related to appreciated portfolio investments and $26,479,882 related to depreciated portfolio investments.

68  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

                            STATEMENT OF INVESTMENTS

                               September 30, 2001

---------------------------------------------------------------------------
  SHARES                                                           VALUE
---------------------------------------------------------------------------
COMMON STOCK -- 99.07%
BASIC INDUSTRIES -- 2.15%
   2,000        AIR PRODUCTS & CHEMICALS, INC                   $    77,160
   1,500     *  BIRMINGHAM STEEL CORP                                 1,500
     700        CABOT CORP                                           27,930
      68     *  CABOT MICROELECTRONICS CORP                           3,285
   3,700     *  CROWN CORK & SEAL CO, INC                             8,473
   1,200        ECOLAB, INC                                          43,596
     100        ENGELHARD CORP                                        2,310
     300        FLEETWOOD ENTERPRISES, INC                            3,354
     200        FULLER (H.B.) CO                                      9,160
   2,600        MASCO CORP                                           53,144
     200        NCH CORP                                              7,838
   1,200        POLYONE CORP                                          9,360
   2,200        PPG INDUSTRIES, INC                                 100,650
     100        PULTE HOMES, INC                                      3,065
     900        SCHULMAN (A.), INC                                    9,225
     900        SIGMA-ALDRICH                                        40,680
   1,800        SONOCO PRODUCTS CO                                   42,300
   3,247        STORA ENSO OYJ (SPON ADR)                            37,308
     900        VULCAN MATERIALS CO                                  38,880
   4,400        WORTHINGTON INDUSTRIES, INC                          49,500
                                                                -----------
                TOTAL BASIC INDUSTRIES                              568,718
                                                                -----------
CONSUMER CYCLICAL -- 10.51%
  13,100     *  AOL TIME WARNER, INC                                433,610
     100        BANDAG, INC                                           2,735
   2,000     *  CLEAR CHANNEL COMMUNICATIONS, INC                    79,500
   3,200     *  COMCAST CORP (CLASS A) SPECIAL                      114,784
     600     *  COX COMMUNICATIONS, INC (CLASS A)                    25,050
     600        DARDEN RESTAURANTS, INC                              15,750
   4,300        DELPHI AUTOMOTIVE SYSTEMS CORP                       50,525
   7,700        DISNEY (WALT) CO                                    143,374
     500        DOW JONES & CO, INC                                  22,715
     600        FEDERAL-MOGUL CORP                                      390
     100     *  FEDERATED DEPARTMENT STORES, INC                      2,820
   1,500        GANNETT CO, INC                                      90,165
   2,450        GAP, INC                                             29,277
   2,200        GENUINE PARTS CO                                     70,092
     600        GRACO, INC                                           18,120
   1,500        HARLEY-DAVIDSON, INC                                 60,750
   1,500        INTERPUBLIC GROUP OF COS, INC                        30,600
     700        JOHNSON CONTROLS, INC                                45,668
     800     *  KMART CORP                                            5,592
     300        KNIGHT RIDDER, INC                                   16,755
     400     *  KOHLS CORP                                           19,200
   1,400     *  LIBERTY MEDIA CORP (CLASS A)                         17,780
     500        LIMITED, INC                                          4,750
     100        LIZ CLAIBORNE, INC                                    3,770
     800        MARRIOTT INTERNATIONAL, INC (CLASS A)                26,720
     300        MAY DEPARTMENT STORES CO                              8,706
   6,600        MCDONALD'S CORP                                     179,124
   1,300        MCGRAW-HILL COS, INC                                 75,660
     500        MODINE MANUFACTURING CO                              12,290
     600        NEW YORK TIMES CO (CLASS A)                          23,418
   1,000        NIKE, INC (CLASS B)                                  46,810
   1,000        OMNICOM GROUP, INC                                   64,900
     600        PENNEY (J.C.) CO, INC                                13,140
     800        SEARS ROEBUCK & CO                                   27,712

---------------------------------------------------------------------------
 SHARES                                                            VALUE
---------------------------------------------------------------------------
   1,200     *  STARBUCKS CORP                                  $    17,928
   2,000        TARGET CORP                                          63,500
     660        TRIBUNE CO                                           20,724
     500        V.F. CORP                                            14,635
   6,153     *  VIACOM, INC (CLASS B)                               212,278
   1,200        VISTEON CORP                                         15,300
  13,000        WAL-MART STORES, INC                                643,500
     200        WHIRLPOOL CORP                                       11,070
                                                                -----------
                TOTAL CONSUMER CYCLICAL                           2,781,187
                                                                -----------
CONSUMER NON-CYCLICAL -- 10.94%
   1,467        ALBERTSON'S, INC                                     46,767
     900        AVON PRODUCTS, INC                                   41,625
     500     *  BEST BUY CO, INC                                     22,725
   1,600        CAMPBELL SOUP CO                                     44,800
   1,100        CLOROX CO                                            40,700
   9,200        COCA COLA CO                                        431,020
   1,300        COCA COLA ENTERPRISES, INC                           19,942
   2,500        COLGATE-PALMOLIVE CO                                145,625
     800     *  COSTCO WHOLESALE CORP                                28,448
   1,100        CVS CORP                                             36,520
   1,300        GENERAL MILLS, INC                                   59,150
   4,300        GILLETTE CO                                         128,140
     900        HASBRO, INC                                          12,600
   1,700        HEINZ (H.J.) CO                                      71,655
     600        HERSHEY FOODS CORP                                   39,222
   7,650        HOME DEPOT, INC                                     293,530
     200        INTERNATIONAL FLAVORS & FRAGRANCES, INC               5,538
   1,600        KELLOGG CO                                           48,000
   2,400     *  KROGER CO                                            59,136
   2,200        LOWE'S COS                                           69,630
   2,200     *  MATTEL, INC                                          34,452
   1,500        NEWELL RUBBERMAID, INC                               34,065
   6,980        PEPSICO, INC                                        338,530
   5,600        PROCTER & GAMBLE CO                                 407,624
     500        RADIOSHACK CORP                                      12,125
     700        RALSTON PURINA CO                                    22,960
   1,600     *  SAFEWAY, INC                                         63,552
     400     *  TOYS 'R' US, INC                                      6,892
   3,100        UNILEVER NV (NEW YORK SHS)                          167,462
   3,200        WALGREEN CO                                         110,176
   1,000        WRIGLEY (WM) JR CO                                   51,300
                                                                -----------
                TOTAL CONSUMER NON-CYCLICAL                       2,893,911
                                                                -----------
ENERGY -- 3.91%
   2,673        ANADARKO PETROLEUM CORP                             128,517
   2,200        APACHE CORP                                          94,600
   3,700        BAKER HUGHES, INC                                   107,115
     400     *  BJ SERVICES CO                                        7,116
   3,200        BURLINGTON RESOURCES, INC                           109,472
   2,036        DEVON ENERGY CORP (NEW)                              70,038
   2,300        EOG RESOURCES, INC                                   66,539
   1,200     *  GRANT PRIDECO, INC                                    7,308
   3,700        HALLIBURTON CO                                       83,435
     900        HELMERICH & PAYNE, INC                               23,490
   1,000        MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A)         50,120
   1,500        MURPHY OIL CORP                                     108,540

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  69

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

---------------------------------------------------------------------------
 SHARES                                                            VALUE
---------------------------------------------------------------------------
ENERGY -- (CONTINUED)
   1,000     *  NABORS INDUSTRIES, INC                          $    20,970
   1,400        NOBLE AFFILIATES, INC                                43,386
     800     *  NOBLE DRILLING CORP                                  19,200
     600     *  ROWAN COS, INC                                        7,428
     200     *  SMITH INTERNATIONAL, INC                              7,280
   2,500        TRANSOCEAN SEDCO FOREX, INC                          66,000
     500     *  WEATHERFORD INTERNATIONAL, INC                       12,755
                                                                -----------
                TOTAL ENERGY                                      1,033,309
                                                                -----------
FINANCIAL SERVICES -- 22.21%
   1,417        AEGON NV ARS                                         36,983
   1,600        AFLAC, INC                                           43,200
   2,500        ALLSTATE CORP                                        93,375
   5,600        AMERICAN EXPRESS CO                                 162,736
   9,956        AMERICAN INTERNATIONAL GROUP, INC                   776,568
   1,000        AON CORP                                             42,000
   6,200        BANK OF AMERICA CORP                                362,080
   2,700        BANK OF NEW YORK CO, INC                             94,500
   4,100        BANK ONE CORP                                       129,027
     900        BB&T CORP                                            32,805
     100        BEAR STEARNS COS, INC                                 5,001
     700        CAPITAL ONE FINANCIAL CORP                           32,221
     200        CARRAMERICA REALTY CORP                               5,992
     600        CHUBB CORP                                           42,846
  17,180        CITIGROUP, INC                                      695,790
     600     *  CONSECO, INC                                          4,356
     500        CRESCENT REAL ESTATE EQUITIES CO                     10,725
     500        DUKE REALTY CORP                                     11,845
   1,699        EQUITY OFFICE PROPERTIES TRUST                       54,368
   4,200        FANNIE MAE                                          336,252
   2,350        FIFTH THIRD BANCORP                                 144,478
   3,900        FLEETBOSTON FINANCIAL CORP                          143,325
   2,800        FREDDIE MAC                                         182,000
     130     *  GARTNER, INC (CLASS B)                                1,131
     500        HARTFORD FINANCIAL SERVICES GROUP, INC               29,370
     200        HIGHWOODS PROPERTIES, INC                             4,950
   2,400        HOUSEHOLD INTERNATIONAL, INC                        135,312
     300        JEFFERSON-PILOT CORP                                 13,344
   1,000        JOHN HANCOCK FINANCIAL SERVICES, INC                 39,950
   7,490        JP MORGAN CHASE & CO                                255,783
     900        KEYCORP                                              21,726
     400        LEHMAN BROTHERS HOLDINGS, INC                        22,740
   1,500        MARSH & MCLENNAN COS, INC                           145,050
   3,900        MBNA CORP                                           118,131
   1,600        MELLON FINANCIAL CORP                                51,728
   2,700        MERRILL LYNCH & CO, INC                             109,620
   3,200        METROPOLITAN LIFE INSURANCE CO                       95,040
   3,600        MORGAN STANLEY DEAN WITTER & CO                     166,860
   2,000        NATIONAL CITY CORP                                   59,900
     600        NORTHERN TRUST CORP                                  31,488
   1,200        PNC FINANCIAL SERVICES GROUP, INC                    68,700
   1,400        PROVIDIAN FINANCIAL CORP                             28,210
     200        ROUSE CO                                              4,834
     200        SAFECO CORP                                           6,066
   4,650        SCHWAB (CHARLES) CORP                                53,475
   1,100        SIMON PROPERTY GROUP, INC                            29,601
     400        ST. PAUL COS, INC                                    16,488

---------------------------------------------------------------------------
 SHARES                                                            VALUE
---------------------------------------------------------------------------
     800        STATE STREET CORP                               $    36,400
   1,200        SUNTRUST BANKS, INC                                  79,920
     200        THE GOLDMAN SACHS GROUP, INC                         14,270
   6,209        US BANCORP (NEW)                                    137,715
     800        USA EDUCATION, INC                                   66,328
     800     *  WACHOVIA CONTRA CUSIP                                   384
   5,500        WACHOVIA CORP (NEW)                                 170,500
   3,150        WASHINGTON MUTUAL, INC                              121,212
     200        WEINGARTEN REALTY INVESTORS, INC                      9,720
   6,500        WELLS FARGO & CO                                    288,925
                                                                -----------
                TOTAL FINANCIAL SERVICES                          5,877,344
                                                                -----------
HEALTH CARE -- 16.91%
     300        AETNA, INC (NEW)                                      8,667
     700        ALLERGAN, INC                                        46,410
      74     *  AMERISOURCEBERGEN CORP                                5,250
   3,900     *  AMGEN, INC                                          229,203
     600        APPLERA CORP (APPLIED BIOSYSTEMS GROUP)              14,640
     300        BAUSCH & LOMB, INC                                    8,490
   3,400        BAXTER INTERNATIONAL, INC                           187,170
   1,300        BECTON DICKINSON & CO                                48,100
   1,575        BIOMET, INC                                          46,068
   1,300     *  BOSTON SCIENTIFIC CORP                               26,650
   7,800        BRISTOL-MYERS SQUIBB CO                             433,368
   2,000        CARDINAL HEALTH, INC                                147,900
     600        CIGNA CORP                                           49,770
     700     *  FOREST LABORATORIES, INC                             50,498
     400     *  GENZYME CORP (GENERAL DIVISION)                      18,168
   1,100     *  GUIDANT CORP                                         42,350
   2,900        HCA, INC                                            128,499
     400        HILLENBRAND INDUSTRIES, INC                          21,588
     500     *  HUMANA, INC                                           6,030
   1,300        IMS HEALTH, INC                                      32,565
     325     *  IVAX CORP                                             7,205
  11,782        JOHNSON & JOHNSON                                   652,723
   4,500        LILLY (ELI) & CO                                    363,150
   1,300        MCKESSON CORP                                        49,127
   4,900        MEDTRONIC, INC                                      213,150
   8,400        MERCK & CO, INC                                     559,440
     200        MYLAN LABORATORIES, INC                               6,524
  15,500        PFIZER, INC                                         621,550
   6,200        SCHERING-PLOUGH CORP                                230,020
     200     *  ST. JUDE MEDICAL, INC                                13,690
      65     *  SYNAVANT, INC                                           195
   1,500     *  TENET HEALTHCARE CORP                                89,475
     100     *  TRIAD HOSPITALS, INC                                  3,540
   1,400        UNITEDHEALTH GROUP, INC                              93,100
     760     *  ZIMMER HOLDINGS, INC                                 21,090
                                                                -----------
                TOTAL HEALTH CARE                                 4,475,363
                                                                -----------
OTHER -- 0.44%
     200     *  DUN & BRADSTREET CORP (NEW)                           5,600
     200        LIBERTY PROPERTY TRUST CO                             5,738
   1,000        MOODY'S CORP                                         37,000
     100     *  ROBERT HALF INTERNATIONAL, INC                        2,001
   2,600        SYSCO CORP                                           66,404
                                                                -----------
                TOTAL OTHER                                         116,743
                                                                -----------

70  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

---------------------------------------------------------------------------
 SHARES                                                            VALUE
---------------------------------------------------------------------------
PRODUCER DURABLES -- 3.34%
     500        BALDOR ELECTRIC CO                              $     9,925
   1,500        COOPER INDUSTRIES, INC                               62,205
     400        CUMMINS, INC                                         13,200
   1,400        DEERE & CO                                           52,654
   3,300        EMERSON ELECTRIC CO                                 155,298
     800        GRAINGER (W.W.), INC                                 31,080
   2,400        ILLINOIS TOOL WORKS, INC                            129,864
   1,400        INGERSOLL-RAND CO                                    47,320
   2,800        MINNESOTA MINING & MANUFACTURING CO                 275,520
     600        NORDSON CORP                                         13,110
   1,500        PITNEY BOWES, INC                                    57,300
     700     *  THOMAS & BETTS CORP                                  12,236
   3,100     *  XEROX CORP                                           24,025
                                                                -----------
                TOTAL PRODUCER DURABLES                             883,737
                                                                -----------
TECHNOLOGY -- 15.94%
     400     *  3COM CORP                                             1,500
   2,100     *  ADC TELECOMMUNICATIONS, INC                           7,329
     400        ADOBE SYSTEMS, INC                                    9,592
   1,000     *  ADVANCED MICRO DEVICES, INC                           8,150
   1,429     *  AGILENT TECHNOLOGIES, INC                            27,936
   1,500     *  ALTERA CORP                                          24,570
     800     *  AMERICAN POWER CONVERSION CORP                        9,344
   1,200     *  ANALOG DEVICES, INC                                  39,240
   1,200     *  APPLE COMPUTER, INC                                  18,612
   2,600     *  APPLIED MATERIALS, INC                               73,944
   3,400        AUTOMATIC DATA PROCESSING, INC                      159,936
     733     *  AVAYA, INC                                            7,256
   1,200        AVERY DENNISON CORP                                  56,772
     400        AVNET, INC                                            7,276
     700     *  BROADCOM CORP (CLASS A)                              14,210
  22,000     *  CISCO SYSTEMS, INC                                  267,960
   5,600        COMPAQ COMPUTER CORP                                 46,536
   1,400        COMPUTER ASSOCIATES INTERNATIONAL, INC               36,036
     500     *  COMVERSE TECHNOLOGY, INC                             10,240
   3,000     *  CORNING, INC                                         26,460
   7,900     *  DELL COMPUTER CORP                                  146,387
     300        DELUXE CORP                                          10,362
     100        DIEBOLD, INC                                          3,810
     165     *  EFUNDS CORP                                           2,747
   2,000        ELECTRONIC DATA SYSTEMS CORP                        115,160
   6,700     *  EMC CORP                                             78,725
   1,800        FIRST DATA CORP                                     104,868
     900     *  GATEWAY, INC                                          4,905
     200     *  GLENAYRE TECHNOLOGIES, INC                              122
   6,500        HEWLETT-PACKARD CO                                  104,650
  20,800        INTEL CORP                                          425,152
   5,600        INTERNATIONAL BUSINESS MACHINES CORP                516,880
   3,700     *  JDS UNIPHASE CORP                                    23,384
     900        LINEAR TECHNOLOGY CORP                               29,520
   1,200     *  LSI LOGIC CORP                                       14,100
  11,500     *  LUCENT TECHNOLOGIES, INC                             65,895
     900     *  MAXIM INTEGRATED PRODUCTS, INC                       31,446
     313     *  MCDATA CORP (CLASS A)                                 2,626
   1,800     *  MICRON TECHNOLOGY, INC                               33,894
  15,800     *  MICROSOFT CORP                                      808,486

---------------------------------------------------------------------------
 SHARES                                                            VALUE
---------------------------------------------------------------------------
   1,125        MOLEX, INC                                      $    31,623
     700     *  NATIONAL SEMICONDUCTOR CORP                          15,435
     800     *  NETWORK APPLIANCE, INC                                5,440
  11,600     *  NORTEL NETWORKS CORP (U.S.)                          65,076
     700     *  NOVELL, INC                                           2,562
  16,200     *  ORACLE CORP                                         203,796
   1,634     *  PALM, INC                                             2,385
   1,600        PAYCHEX, INC                                         50,416
   2,400     *  QUALCOMM, INC                                       114,096
     700     *  SANMINA CORP                                          9,506
     200     *  SENSORMATIC ELECTRONICS CORP                          4,716
   1,100     *  SIEBEL SYSTEMS, INC                                  14,311
   2,000     *  SOLECTRON CORP                                       23,300
  10,200     *  SUN MICROSYSTEMS, INC                                84,354
   1,300     *  TELLABS, INC                                         12,844
   5,600        TEXAS INSTRUMENTS, INC                              139,888
   1,000     *  VERITAS SOFTWARE CORP                                18,440
     275     *  VISHAY INTERTECHNOLOGY, INC                           5,060
   1,100     *  XILINX, INC                                          25,883
   1,500     *  YAHOO!, INC                                          13,215
                                                                -----------
                TOTAL TECHNOLOGY                                  4,218,364
                                                                -----------
TRANSPORTATION -- 0.69%
     700     *  AMR CORP                                             13,398
     400        DELTA AIR LINES, INC                                 10,540
   1,100     *  FEDEX CORP                                           40,425
   3,300        NORFOLK SOUTHERN CORP                                53,196
     100        RYDER SYSTEM, INC                                     1,999
     505     *  SABRE HOLDINGS CORP                                  13,503
   3,225        SOUTHWEST AIRLINES CO                                47,859
     100     *  U.S. AIRWAYS GROUP, INC                                 465
                                                                -----------
                TOTAL TRANSPORTATION                                181,385
                                                                -----------
UTILITIES -- 12.03%
   1,600        AGL RESOURCES, INC                                   31,952
     900        ALLTEL CORP                                          52,155
  10,156        A T & T CORP                                        196,010
   5,363     *  A T & T WIRELESS SERVICES                            80,123
   6,300        BELLSOUTH CORP                                      261,765
   1,600     *  CALPINE CORP                                         36,496
   2,600        DQE, INC                                             50,024
   4,300        ENRON CORP                                          117,089
   1,600        EQUITABLE RESOURCES, INC                             48,016
   1,900     *  GLOBAL CROSSING LTD                                   3,420
   2,100        IDACORP, INC                                         75,096
   2,600        KEYSPAN CORP                                         86,424
   1,100        KINDER MORGAN, INC                                   54,131
   1,800        MDU RESOURCES GROUP, INC                             42,066
   1,200     *  MIRANT CORP                                          26,280
   2,200        NATIONAL FUEL GAS CO                                 50,666
   1,400     *  NEXTEL COMMUNICATIONS, INC (CLASS A)                 12,096
   1,600        NICOR, INC                                           62,000
   3,478        NISOURCE, INC                                        81,072
     916     *  NISOURCE, INC (SAILS)                                 1,941
   4,200        OGE ENERGY CORP                                      91,854
   1,200        PEOPLES ENERGY CORP                                  47,712
   5,300        PUGET ENERGY, INC                                   113,897

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  71

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

---------------------------------------------------------------------------
 SHARES                                                            VALUE
---------------------------------------------------------------------------
UTILITIES -- (CONTINUED)
   4,685        QWEST COMMUNICATIONS INTERNATIONAL, INC         $    78,239
  10,674        SBC COMMUNICATIONS, INC                             502,659
   4,352        SCOTTISH POWER PLC ADR                              103,142
     105     *  SOUTHERN UNION CO                                     2,197
   2,300        SPRINT CORP (FON GROUP)                              55,223
   1,900     *  SPRINT CORP (PCS GROUP)                              49,951
   8,900        VERIZON COMMUNICATIONS, INC                         481,579
   1,478     *  WILLIAMS COMMUNICATIONS GROUP, INC                    1,744
   5,800        WILLIAMS COS, INC                                   158,270
   8,450     *  WORLDCOM, INC (WORLDCOM GROUP)                      127,088
                                                                -----------
                TOTAL UTILITIES                                   3,182,377
                                                                -----------
TOTAL COMMON STOCK
(Cost $32,777,301)                                               26,212,438
                                                                -----------

---------------------------------------------------------------------------
PRINCIPAL                                                          VALUE
---------------------------------------------------------------------------
SHORT TERM INVESTMENT -- 1.00%

U.S. GOVERNMENT AND AGENCY -- 1.00%
                FEDERAL HOME LOAN BANK (FHLB)
$265,000        3.150%, 10/01/01                                $   265,000
                                                                -----------
TOTAL SHORT TERM INVESTMENT
(Cost $265,000)                                                     265,000
                                                                -----------
TOTAL PORTFOLIO -- 100.07%
(Cost $33,042,301)                                               26,477,438
OTHER ASSETS AND LIABILITIES, NET -- (0.07%)                        (17,838)
                                                                -----------
NET ASSETS -- 100.00%                                           $26,459,600
                                                                ===========

---------------
* Non-income producing

At September 30, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $33,065,116. Net unrealized depreciation of portfolio investments aggregated $6,587,678 of which $1,664,538 related to appreciated portfolio investments and $8,252,216 related to depreciated portfolio investments.

72  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

                            STATEMENT OF INVESTMENTS

                               September 30, 2001

----------------------------------------------------------------------------
  PRINCIPAL                                           RATING+      VALUE
----------------------------------------------------------------------------
BONDS -- 99.18%
CORPORATE BONDS -- 29.10%
AEROSPACE AND DEFENSE -- 1.80%
                    BOEING CAPITAL CORP (SR NOTE)
  $ 1,000,000       6.350%, 11/15/07                   A2       $  1,015,840
                    LOCKHEED MARTIN CORP NOTE
    1,000,000       8.200%, 12/01/09                   BAA3        1,139,060
    1,000,000       8.500%, 12/01/29                   BAA3        1,166,040
                    UNITED TECHNOLOGIES CORP NOTE
    1,000,000       6.350%, 03/01/11                   A2          1,048,550
    1,000,000       7.500%, 09/15/29                   A2          1,100,100
                                                                ------------
                    TOTAL AEROSPACE AND DEFENSE                    5,469,590
                                                                ------------
ASSET BACKED -- 4.35%
                    CAPITAL ONE MASTER TRUST SERIES
                     2001-5 (CLASS A)
    1,000,000       5.300%, 08/15/06                   AAA         1,028,896
                    CAPITAL ONE MASTER TRUST SERIES
                     2000-2 (CLASS A)
    1,000,000       7.200%, 08/15/08                   AAA         1,087,500
                    CIT EQUIPMENT COLLATERAL SERIES
                     2000-2 (CLASS A3)
    1,000,000       6.840%, 06/20/04                   AAA         1,038,530
                    CONSECO FINANCE SECURITIZATIONS
                     SERIES
                     2000-1 (CLASS A2)
    1,000,000       7.190%, 05/01/31                   AAA         1,013,836
                    GE CAPITAL MORTGAGE SERVICES,
                     INC SERIES
                     1999-HE1 (CLASS A3)
      971,700       6.035%, 06/25/20                   AAA           981,201
                    HOUSEHOLD AUTOMOTIVE TRUST
                     SERIES 2000-2 A3
    1,500,000       7.340%, 11/17/04                   AAA         1,566,356
                    NISSAN AUTO RECEIVABLES OWNER
                     TRUST SERIES 2001-C (CLASS A4)
    1,000,000       4.890%, 02/15/07                   AAA         1,021,967
                    PECO ENERGY TRANSITION TRUST
                     SERIES 1999-A (CLASS A7)
      500,000       6.130%, 03/01/09                   AAA           529,592
                    PUBLIC SERVICE NEW HAMPSHIRE
                     FUNDING LLC SERIES 2001-1
                     (CLASS A2)
    1,000,000       5.730%, 11/01/10                   AAA         1,044,276
                    RESIDENTIAL ASSET SECURITIES
                     CORP SERIES 2001-KS2 (CLASS
                     AI4)
    1,000,000       6.417%, 02/25/29                   AAA         1,037,496
                    RESIDENTIAL ASSET SECURITIES
                     CORP SERIES 2001-KS2 (CLASS
                     AI6)
    1,000,000       6.489%, 10/25/30                   AAA         1,028,481
                    RESIDENTIAL ASSET SECURITIES
                     CORP SERIES 1999-KS2 (CLASS
                     AI9)
    1,750,000       7.150%, 07/25/30                   AAA         1,859,115
                                                                ------------
                    TOTAL ASSET BACKED                            13,237,246
                                                                ------------

----------------------------------------------------------------------------
  PRINCIPAL                                           RATING+      VALUE
----------------------------------------------------------------------------
BASIC INDUSTRIES -- 0.71%
                    KIMBERLY-CLARK CORP NOTE
  $ 1,000,000       7.100%, 08/01/07                   AA2      $  1,101,600
                    ROHM & HAAS CO DEB
    1,000,000    g  7.850%, 07/15/29                   A3          1,055,620
                                                                ------------
                    TOTAL BASIC INDUSTRIES                         2,157,220
                                                                ------------
CONSUMER CYCLICAL -- 3.72%
                    AOL TIME WARNER, INC
    1,000,000       7.625%, 04/15/31                   BAA1        1,017,690
                    CLEAR CHANNEL COMMUNICATIONS,
                     INC (SR NOTE)
    1,000,000       7.250%, 09/15/03                   BAA3        1,049,350
                    DAIMLER-CHRYSLER NA HOLDING CORP
                     NOTE
    1,000,000       6.400%, 05/15/06                   A3          1,014,190
                    FORD MOTOR CO NOTE
    1,000,000       7.500%, 03/15/05                   A1          1,049,530
    1,000,000       7.450%, 07/16/31                   A2            944,720
                    NEWS AMERICA HOLDINGS, INC DEB
    1,000,000       7.700%, 10/30/25                   BAA3          952,210
                    SEARS ROEBUCK ACCEPTANCE CORP
                     NOTE
    1,000,000       6.000%, 03/20/03                   A3          1,027,120
                    TIME WARNER, INC NOTE
      500,000       7.750%, 06/15/05                   BAA3          542,515
                    TRW, INC (SR NOTE)
      500,000       6.500%, 06/01/02                   BAA1          506,990
                    UNILEVER CAPITAL CORP (GUARANTEE
                     NOTE)
    1,000,000       7.125%, 11/01/10                   A1          1,097,610
                    VIACOM, INC (GUARANTEE NOTE)
    1,000,000       6.400%, 01/30/06                   A3          1,046,210
                    WALT DISNEY CO (SR NOTE)
    1,050,000       5.125%, 12/15/03                   A2          1,074,245
                                                                ------------
                    TOTAL CONSUMER CYCLICAL                       11,322,380
                                                                ------------
CONSUMER NON-CYCLICAL -- 1.05%
                    DIAGEO CAPITAL PLC (GUARANTEE
                     NOTE)
    1,000,000       7.250%, 11/01/09                   A1          1,083,690
                    BRISTOL MYERS SQUIBB CO
    1,000,000       4.750%, 10/01/06                   AAA         1,009,540
                    KROGER CO (GUARANTEE NOTE)
    1,000,000       8.050%, 02/01/10                   BAA3        1,109,870
                                                                ------------
                    TOTAL CONSUMER NON-CYCLICAL                    3,203,100
                                                                ------------
ENERGY -- 1.18%
                    CENTRAL POWER & LIGHT CO
      500,000       6.625%, 07/01/05                   A3            523,720
                    CHEVRON CORP
    1,000,000       6.625%, 10/01/04                   AA2         1,076,690
                    WESTINGHOUSE ELECTRIC CORP
    1,000,000       6.875%, 09/01/03                   BAA3        1,053,780
                    WILLIAMS COS, INC
    1,000,000       7.500%, 01/15/31                   BAA2          953,730
                                                                ------------
                    TOTAL ENERGY                                   3,607,920
                                                                ------------

-------------
+ As provided by Moody's Investors Service (Unaudited)

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  73

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

----------------------------------------------------------------------------
  PRINCIPAL                                           RATING+      VALUE
----------------------------------------------------------------------------
FINANCIAL SERVICES -- 8.29%
                    ASSOCIATES CORP NORTH AMERICA
  $   500,000       6.950%, 11/01/18                   AA3      $    510,775
                    BANKAMERICA CORP NOTE
    1,000,000       6.625%, 06/15/04                   AA2         1,063,020
    1,000,000       7.400%, 01/15/11                   AA3         1,092,460
                    CHASE MANHATTAN CORP (SUB NOTE)
    1,000,000       7.000%, 11/15/09                   A1          1,061,450
                    CITIGROUP, INC NOTE
    2,000,000       5.500%, 08/09/06                   AA2         2,054,040
    1,000,000       6.500%, 01/18/11                   AA2         1,043,790
                    FIRST UNION NATIONAL BANK CORP
                     (SUB NOTE)
    1,000,000       7.800%, 08/18/10                   A1          1,115,080
                    FLEET NATIONAL BANK (SUB NOTE)
    1,000,000       5.750%, 01/15/09                   A2            983,590
                    GE GLOBAL INSURANCE HOLDINGS
                     CORP (SUB NOTE)
    1,000,000       7.500%, 06/15/10                   AA1         1,112,570
                    GENERAL ELECTRIC CAPITAL CORP
                     NOTE
    1,000,000       7.250%, 05/03/04                   AAA         1,087,760
                    GENERAL MOTORS ACCEPTANCE CORP
                     NOTE
    1,000,000       6.850%, 06/17/04                   A2          1,047,960
                    HARTFORD FINANCIAL SERVICES
                     GROUP, INC
    1,000,000       6.375%, 11/01/08                   A2          1,022,690
                    HOUSEHOLD FINANCE CORP
    1,500,000       6.500%, 01/24/06                   A2          1,568,910
    2,000,000       6.750%, 05/15/11                   A2          2,060,400
                    INTERAMERICAN DEVELOPMENT BANK
    1,000,000       7.375%, 01/15/10                   AAA         1,139,710
                    INTERNATIONAL BANK FOR
                     RECONSTRUCTION & DEVELOPMENT
                     NOTE
    1,000,000       5.000%, 03/28/06                   AAA         1,032,380
                    JP MORGAN CHASE & CO (SUB NOTE)
    1,000,000       6.750%, 02/01/11                   A1          1,048,510
                    MELLON FUNDING CORP (GUARANTEE
                     NOTE)
    1,000,000       6.400%, 05/14/11                   A1          1,037,690
                    MORGAN STANLEY DEAN WITTER & CO
    1,000,000       6.100%, 04/15/06                   AA3         1,032,490
    1,000,000       6.750%, 04/15/11                   AA3         1,029,940
                    ROYAL BANK OF SCOTLAND GROUP PLC
                     (SUB NOTE)
    1,000,000       6.400%, 04/01/09                   A1          1,016,030
                    WELLS FARGO FINANCIAL, INC (SUB
                     NOTE)
    1,000,000       7.000%, 11/01/05                   AA2         1,082,050
                                                                ------------
                    TOTAL FINANCIAL SERVICES                      25,243,295
                                                                ------------

----------------------------------------------------------------------------
  PRINCIPAL                                           RATING+      VALUE
----------------------------------------------------------------------------
HEALTH CARE -- 0.66%
                    JOHNSON & JOHNSON (DEB)
  $ 1,000,000       6.950%, 09/01/29                   AAA      $  1,069,000
                    MERCK & CO, INC DEB
    1,000,000       5.950%, 12/01/28                   AAA           952,780
                                                                ------------
                    TOTAL HEALTH CARE                              2,021,780
                                                                ------------
OTHER MORTGAGE BACKED SECURITIES -- 2.38%
                    BEAR STERNS COMMERCIAL MORTGAGE
                     SECURITIES
      250,000       7.080%, 07/15/31                   AAA           271,641
                    FIRST UNION NATIONAL BANK
                     COMMERCIAL MORTGAGE TRUST
                     SERIES 2000-C2 (CLASS A2)
    1,200,000       7.202%, 09/15/10                   NR          1,312,174
                    JP MORGAN COMMERCIAL MORTGAGE
                     FINANCE CORP SERIES 1997-C5
                     (CLASS A2)
    3,450,000       7.069%, 09/15/29                   AAA         3,680,144
                    LB COMMERCIAL CONDUIT MORTGAGE
                     TRUST SERIES 1998-C4 (CLASS
                     A1B)
    1,900,000       6.210%, 10/15/35                   AAA         1,984,652
                                                                ------------
                    TOTAL OTHER                                    7,248,611
                                                                ------------
PRODUCER DURABLES -- 0.34%
                    INGERSOLL-RAND CO NOTE
    1,000,000       5.750%, 02/14/03                   A3          1,023,870
                                                                ------------
                    TOTAL PRODUCER DURABLES                        1,023,870
                                                                ------------
TECHNOLOGY -- 0.17%
                    ELECTRONIC DATA SYSTEM CORP NOTE
      500,000       7.450%, 10/15/29                   A1            517,105
                                                                ------------
                    TOTAL TECHNOLOGY                                 517,105
                                                                ------------
TRANSPORTATION -- 0.32%
                    NORFOLK SOUTHERN CORP (SR NOTE)
    1,000,000       7.250%, 02/15/31                   BAA1          981,610
                                                                ------------
                    TOTAL TRANSPORTATION                             981,610
                                                                ------------
UTILITIES -- 4.13%
                    AMERICAN ELECTRIC POWER, INC
                     NOTE
    1,000,000       6.125%, 05/15/06                   BAA1        1,033,690
                    AT&T CORP NOTE
      500,000       6.500%, 03/15/29                   A1            435,030
                    A T & T WIRELESS SERVICES, INC
                     (SR NOTE)
    1,000,000    g  8.750%, 03/01/31                   BAA2        1,099,240
                    BELLSOUTH CAPITAL FUNDING CORP
                     DEB
      500,000       7.875%, 02/15/30                   AA3           556,405
                    BRITISH TELECOMMUNICATIONS PLC
                     NOTE
    1,000,000       8.125%, 12/15/10                   A2          1,105,530
                    DOMINION RESOURCES, INC (SR
                     NOTE)
    1,000,000       8.125%, 06/15/10                   BAA1        1,127,090
                    ILLINOIS POWER CO
      500,000       7.500%, 03/01/03                   A3            530,465
                    SBC COMMUNICATIONS, INC NOTE
    1,000,000       6.250%, 03/15/11                   AA3         1,022,860

-------------
+ As provided by Moody's Investors Service (Unaudited)

74  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

----------------------------------------------------------------------------
  PRINCIPAL                                           RATING+      VALUE
----------------------------------------------------------------------------
UTILITIES -- (CONTINUED)
                    SPRINT CAPITAL CORP (GUARANTEE
                     NOTE)
  $ 1,000,000       7.625%, 06/10/02                   BAA1     $  1,027,520
                    TEXAS UTILITIES ELECTRIC CO
                     (FIRST MORTGAGE)
    1,000,000       6.750%, 03/01/03                   A3          1,039,636
                    VERIZON NEW ENGLAND, INC (SR
                     NOTE)
    2,500,000       6.500%, 09/15/11                   AA2         2,586,575
                    WORLDCOM, INC NOTE
    1,000,000       7.500%, 05/15/11                   A3          1,008,046
                                                                ------------
                    TOTAL UTILITIES                               12,572,087
                                                                ------------
TOTAL CORPORATE BONDS
(Cost $83,606,358)                                                88,605,814
                                                                ------------
GOVERNMENT BONDS -- 70.08%
AGENCY SECURITIES -- 10.29%
                    FEDERAL HOME LOAN MORTGAGE CORP
                     (FHLMC)
   11,000,000       5.250%, 01/15/06                   AAA        11,450,340
   10,600,000       5.750%, 04/15/08                   AAA        11,164,768
    1,300,000       6.000%, 06/15/11                   AAA         1,368,861
                    FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION (FNMA)
    2,000,000       6.625%, 10/15/07                   AAA         2,211,880
    3,500,000       5.500%, 03/15/11                   AAA         3,556,875
    1,500,000       6.250%, 02/01/11                   AAA         1,579,680
                                                                ------------
                    TOTAL AGENCY SECURITIES                       31,332,404
                                                                ------------
FOREIGN GOVERNMENT BONDS -- 1.08%
                    CANADA GOVERNMENT
      500,000       6.750%, 08/28/06                   AA2           553,375
                    MALAYSIA
      500,000       7.500%, 07/15/11                   BAA2          506,475
                    UNITED MEXICAN STATES
      500,000       9.875%, 01/15/07                   BAA3          548,750
                    QUEBEC PROVINCE CANADA
    1,500,000       7.500%, 09/29/15                   A2          1,681,065
                                                                ------------
                    TOTAL FOREIGN GOVERNMENT BONDS                 3,289,665
                                                                ------------
MORTGAGE BACKED SECURITIES -- 37.77%
                    FEDERAL HOME LOAN MORTGAGE CORP
                     GOLD (FGLMC)
    1,896,474       7.000%, 10/01/20                               1,973,509
      408,710       6.500%, 10/01/28                                 418,049
    1,709,080       6.500%, 07/01/29                               1,745,996
   10,000,000    h  7.000%, 04/25/30                              10,353,100
      326,458       8.000%, 01/01/31                                 342,373
   21,000,000    h  7.500%, 05/25/31                              21,846,300
   11,000,000    h  8.000%, 05/25/31                              11,539,550
    8,000,000    h  6.500%, 06/15/31                               8,144,960

----------------------------------------------------------------------------
  PRINCIPAL                                                        VALUE
----------------------------------------------------------------------------
                    FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION (FNMA)
  $ 2,607,408       6.000%, 03/01/13                            $  2,667,143
    1,169,252       6.000%, 09/01/13                               1,194,461
      256,509       6.500%, 12/01/13                                 265,220
      431,593       6.000%, 06/01/14                                 440,988
      415,698       6.500%, 07/01/14                                 429,557
      368,093       7.000%, 07/01/14                                 383,071
    3,183,066       6.000%, 01/01/19                               3,217,793
      386,397       6.500%, 04/01/29                                 394,260
      434,578       6.500%, 07/01/29                                 443,422
      452,683       7.500%, 07/01/29                                 471,034
    3,000,000    h  7.500%, 05/25/30                               3,119,040
   20,000,000    h  6.500%, 09/25/31                              20,337,400
    3,000,000    h  7.000%, 09/15/31                               3,119,040
                    GOVERNMENT NATIONAL MORTGAGE
                     ASSOCIATION (GNMA)
      396,680       7.000%, 07/15/29                                 412,484
      276,710       7.500%, 07/15/29                                 289,220
    3,738,396       8.500%, 10/20/30                               3,956,868
    2,987,005       6.500%, 07/20/31                               3,042,085
    4,952,518       7.000%, 07/20/31                               5,125,856
    3,000,000    h  6.500%, 09/15/31                               3,069,360
    3,000,000    h  8.500%, 09/15/31                               3,184,680
    3,000,000    h  7.000%, 09/15/30                               3,115,290
                                                                ------------
                    TOTAL MORTGAGE BACKED SECURITIES             115,042,109
                                                                ------------
U.S. TREASURY SECURITIES -- 20.94%
                    U.S. TREASURY BOND
      425,000       6.250%, 05/15/30                                 472,944
    3,700,000       8.750%, 05/15/17                               5,058,011
   15,960,000       7.250%, 05/15/16                              19,189,346
    5,800,000       12.000%, 08/15/13                              8,373,750
                    U.S. TREASURY NOTE
    3,880,000       5.000%, 02/15/11                               3,987,902
    1,800,000       5.750%, 08/15/10                               1,949,346
      475,000       4.625%, 05/15/06                                 491,625
   14,287,130       3.625%, 01/15/08                              14,831,755
    2,280,000       5.000%, 08/15/11                               2,355,171
                    U.S. TREASURY STRIP
   10,500,000       0.000%, 02/15/10                               7,055,790
                                                                ------------
                    TOTAL U.S. TREASURY SECURITIES                63,765,640
                                                                ------------
TOTAL GOVERNMENT BONDS
(Cost $208,999,685)                                              213,429,818
                                                                ------------
TOTAL BONDS
(Cost $292,606,043)                                              302,035,632
                                                                ------------
SHORT TERM INVESTMENTS -- 28.55%
COMMERCIAL PAPER -- 8.45%
                    AMERICAN HONDA FINANCE CORP
    2,000,000    d  3.480%, 10/11/01                               1,998,067
                    CATERPILLAR FINANCIAL SERVICES
                     CORP
      805,000    d  3.600%, 10/01/01                                 805,000
                    CC (USA), INC
    2,095,000    c  3.580%, 10/23/01                               2,090,417
                    DUPONT (E.I.) DE NEMOURS & CO
    1,024,000    d  3.100%, 10/01/01                               1,024,000
                    HARLEY-DAVIDSON FUNDING CORP
    1,245,000    c  3.480%, 10/03/01                               1,244,759

-------------
+ As provided by Moody's Investors Service (Unaudited)

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  75

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

----------------------------------------------------------------------------
  PRINCIPAL                                                        VALUE
----------------------------------------------------------------------------
                    JP MORGAN CHASE & CO
  $ 5,000,000    d  2.450%, 10/25/01                            $  4,991,833
                    KIMBERLY CLARK WORLDWIDE, INC
    3,600,000  c,d  2.450%, 10/22/01                               3,594,855
                    SBC COMMUNICATIONS, INC
    5,000,000  c,d  2.640%, 10/29/01                               4,989,733
                    UBS FINANCE (DELAWARE), INC
    5,000,000    d  2.490%, 10/22/01                               4,992,738
                                                                ------------
                    TOTAL COMMERCIAL PAPER                        25,731,402
                                                                ------------
U.S. GOVERNMENT AND AGENCIES -- 20.10%
                    FEDERAL HOME LOAN BANK (FHLB)
    1,340,000    d  3.580%, 10/10/01                               1,338,801
    6,095,000    d  2.620%, 10/19/01                               6,087,016
    3,090,000    d  3.400%, 11/09/01                               3,078,619
                    FEDERAL HOME LOAN MORTGAGE CORP
                     (FHLMC)
    4,405,000    d  3.450%, 10/02/01                               4,404,578
      495,000    d  3.640%, 10/04/01                                 494,850
                    FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION (FNMA)
   30,000,000    d  2.800%, 10/12/01                              29,974,333
   15,865,000    d  2.590%, 10/26/01                              15,836,464
                                                                ------------
                    TOTAL U.S. GOVERNMENT AND
                     AGENCIES                                     61,214,661
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $86,946,063)                                                86,946,063
                                                                ------------
TOTAL PORTFOLIO -- 127.73%
(Cost $379,552,106)                                              388,981,695
 OTHER ASSETS AND LIABILITIES, NET -- (27.73%)                   (84,440,491)
                                                                ------------
NET ASSETS -- 100.00%                                           $304,541,204
                                                                ============

---------------

c Commercial paper issued under the private placement exemption under section 4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At September 30, 2001, the value of these securities amounted to $2,154,860 or .71% of net assets.
h These securities were purchased on a delayed delivery basis.

At September 30, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $379,562,055. Net unrealized appreciation of portfolio investments aggregated $9,419,640, of which $9,495,367 related to appreciated portfolio investments and $75,727 related to depreciated portfolio investments.

---------------
OTHER INFORMATION (Unaudited)
The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

                 MOODY'S RATINGS
                 AAA, AA, A           35.13%
                 BAA                   5.24%
                 N/R                   0.43%

U.S. Government obligations represent 59.20% of the long-term debt portfolio value and are not reflected in the above ratings.

76  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL MONEY MARKET FUND

                            STATEMENT OF INVESTMENTS

                               September 30, 2001

----------------------------------------------------------------
PRINCIPAL                                               VALUE
----------------------------------------------------------------
SHORT TERM INVESTMENTS -- 100.12%
BANK NOTES -- 2.47%
                 HARRIS TRUST AND SAVINGS BANK
$  865,000       4.070%, 06/10/02                    $   865,000
                                                     -----------
                 TOTAL BANK NOTES                        865,000
                                                     -----------
COMMERCIAL PAPER -- 49.17%
                 BECTON DICKINSON & CO
 1,000,000       3.530%, 10/29/01                        997,254
                 BELLSOUTH CORP
 1,000,000   c   3.000%, 12/11/01                        994,083
                 BETA FINANCE, INC
 1,000,000   c   3.580%, 10/23/01                        997,812
                 CIESCO LP
 1,000,000   c   3.500%, 10/03/01                        999,806
                 COLGATE-PALMOLIVE CO
 1,000,000   c   3.400%, 10/24/01                        997,828
                 CORPORATE ASSET FUNDING CORP, INC
 1,000,000   c   3.500%, 10/16/01                        998,542
                 DUPONT (E.I.) DE NEMOURS & CO
 1,000,000       3.000%, 10/01/01                      1,000,000
                 EDISON ASSET SECURITIZATION LLC
 1,000,000   c   3.420%, 11/16/01                        995,630
                 GENERAL ELECTRIC CAPITAL CORP
   850,000       3.200%, 03/04/02                        838,364
                 GOLDMAN SACHS GROUP LP
   935,000       3.125%, 10/01/01                        935,000
                 GOVCO, INC
   500,000   c   3.450%, 11/01/01                        498,515
                 HARLEY-DAVIDSON FUNDING CORP
   895,000   c   3.410%, 11/02/01                        892,287
                 HD REAL ESTATE FUNDING CORP
   825,000   c   3.860%, 11/05/01                        821,904
                 LONE STAR FUNDING LLC
 1,000,000   c   3.500%, 10/15/01                        998,639
                 MCGRAW-HILL, INC
   274,000       3.600%, 10/10/01                        273,753
                 MINNESOTA MINING & MANUFACTURING CO
 1,000,000       3.300%, 11/13/01                        996,058
                 PACCAR FINANCIAL CORP
 1,000,000       3.380%, 11/29/01                        994,461

----------------------------------------------------------------
PRINCIPAL                                               VALUE
----------------------------------------------------------------
                 PARK AVENUE RECEIVABLES CORP
$1,000,000   c   3.500%, 10/17/01                    $   998,444
                 WAL-MART STORES, INC
 1,000,000   c   3.000%, 10/01/01                      1,000,000
                                                     -----------
                 TOTAL COMMERCIAL PAPER               17,228,380
                                                     -----------
U.S. GOVERNMENT AND AGENCIES -- 48.48%
                 FEDERAL FARM CREDIT BANK (FFCB)
 1,000,000       2.720%, 10/01/01                      1,000,000
   500,000       3.000%, 10/01/01                        500,000
    39,000       4.280%, 02/26/02                         38,314
    85,000       4.250%, 03/13/02                         83,364
    58,000       3.980%, 05/01/02                         56,641
                 FEDERAL HOME LOAN BANK (FHLB)
 5,950,000       3.150%, 10/01/01                      5,950,000
 1,065,000       3.490%, 10/10/01                      1,064,080
   153,000       3.670%, 12/14/01                        151,846
                 FEDERAL HOME LOAN MORTGAGE CORP
                   (FHLMC)
 1,230,000       1.980%, 10/02/01                      1,229,932
 1,775,000       3.500%, 10/02/01                      1,774,827
 1,090,000       3.410%, 11/08/01                      1,086,077
 2,700,000       3.430%, 11/08/01                      2,690,225
                 FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION (FNMA)
   983,000       2.420%, 12/28/01                        977,185
   117,000       3.950%, 04/19/02                        114,433
   275,000       3.760%, 05/31/02                        268,040
                                                     -----------
                 TOTAL U.S. GOVERNMENT
                   AND AGENCIES                       16,984,964
                                                     -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $35,078,344)                                    35,078,344
                                                     -----------
TOTAL PORTFOLIO -- 100.12%
(Cost $35,078,344)                                    35,078,344
OTHER ASSETS AND LIABILITIES, NET -- (0.12%)             (41,439)
                                                     -----------
NET ASSETS -- 100.00%                                $35,036,905
                                                     ===========

---------------
c Commercial paper issued under the private placement exemption under section
  4(2) of the Securities Act of 1933.

The cost of portfolio investments for federal income tax purposes is substantially the same as the amount disclosed above.

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  77

[TIAA CREF LOGO]

--------------------------------------------------------------------------------

                      REPORT OF MANAGEMENT RESPONSIBILITY

To the Shareholders of
  TIAA-CREF Institutional Mutual Funds:

The accompanying financial statements of the Institutional International Equity, Institutional Growth Equity, Institutional Growth & Income, Institutional Equity Index, Institutional Social Choice Equity, Institutional Bond, and Institutional Money Market Funds of TIAA-CREF Institutional Mutual Funds (the "Funds") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the internal Auditor regularly reports to the Audit Committee of the Funds' Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. For the periods covered by these financial statements, all services provided by Ernst & Young LLP were limited exclusively to auditing. It is the Funds' policy that any non-audit services be obtained from a firm other than the external financial audit firm. The independent auditor's report, which appears on the second following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds' Board of Trustees, consisting of trustees who are not officers of TIAA-CREF Institutional Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent auditing firm, the Securities and Exchange Commission performs periodic examinations of the Funds' operations.

                                                /s/ MARTIN E. GALT, III
                                        ----------------------------------------
                                                       President

                                                  /s/ RICHARD L. GIBBS
                                        ----------------------------------------
                                              Executive Vice President and
                                              Principal Accounting Officer

78  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT

[TIAA CREF LOGO]

--------------------------------------------------------------------------------

                         REPORT OF THE AUDIT COMMITTEE

To the Shareholders of
  TIAA-CREF Institutional Mutual Funds:

The Audit Committee oversees the financial reporting process of TIAA-CREF Institutional Mutual Funds (the "Funds") on behalf of the Funds' Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for preparation of the Funds' financial statements, development and maintenance of a strong system of internal controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in advance of their respective audits of the Funds. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Nester V. Santiago, Audit Committee Member
David K. Storrs, Audit Committee Member

November 13, 2001

                2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 79

[ERNST & YOUNG LOGO]

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of TIAA-CREF Institutional Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of TIAA-CREF Institutional Mutual Funds (comprising, respectively, the Institutional International Equity Fund, the Institutional Growth Equity Fund, the Institutional Growth & Income Fund, the Institutional Equity Index Fund, the Institutional Social Choice Equity Fund, the Institutional Bond Fund and the Institutional Money Market Fund) (the "Funds") as of September 30, 2001, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting TIAA-CREF Institutional Mutual Funds at September 30, 2001, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

November 9, 2001

80  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

September 30, 2001

                             INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                             INTERNATIONAL   GROWTH EQUITY     GROWTH &      EQUITY INDEX
                              EQUITY FUND        FUND         INCOME FUND        FUND
------------------------------------------------------------------------------------------

ASSETS
  Portfolio investments, at
    cost                     $147,161,599    $206,079,929    $204,356,478    $122,594,162
  Net unrealized
    appreciation
    (depreciation) of
    portfolio investments     (24,841,132)    (54,388,867)    (23,852,882)    (21,462,192)
------------------------------------------------------------------------------------------
  Portfolio investments, at
    value                     122,320,467     151,691,062     180,503,596     101,131,970
  Cash                            240,804           5,917         180,737             712
  Receivable from
    securities transactions       573,828         504,152       9,557,681              45
  Receivable for Fund
    shares sold                   322,068              --         187,056       1,304,218
  Dividends and interest
    receivable                    358,167         117,834         160,610         119,662
  Due from investment
    advisor                            --              --              --         118,319
------------------------------------------------------------------------------------------
    TOTAL ASSETS              123,815,334     152,318,965     190,589,680     102,674,926
------------------------------------------------------------------------------------------

LIABILITIES
  Accrued expenses                 66,221         116,446         130,139         133,998
  Payable for
    securities transactions     3,312,940       1,740,532      20,311,813       1,293,661
  Payable for Fund shares
    redeemed                           --         480,640             150              --
  Income distribution
    payable                            --              --         267,025              --
  Due to investment advisor           482             688             802              --
------------------------------------------------------------------------------------------
    TOTAL LIABILITIES           3,379,643       2,338,306      20,709,929       1,427,659
------------------------------------------------------------------------------------------
NET ASSETS                   $120,435,691    $149,980,659    $169,879,751    $101,247,267
==========================================================================================

NET ASSETS CONSIST OF:
  Paid in capital            $163,009,660    $236,546,679    $211,866,327    $123,332,848
  Accumulated undistributed
    (overdistributed) net
    investment income           1,489,897         462,277          87,405         769,621
  Accumulated undistributed
    net realized gain
    (loss) on total
    investments               (19,230,091)    (32,641,683)    (18,220,794)     (1,393,010)
  Accumulated net
    unrealized appreciation
    (depreciation) on total
    investments               (24,833,775)    (54,386,614)    (23,853,187)    (21,462,192)
------------------------------------------------------------------------------------------
NET ASSETS                   $120,435,691    $149,980,659    $169,879,751    $101,247,267
==========================================================================================

Outstanding shares of
  beneficial interest,
  unlimited shares
  authorized ($.0001 par
  value)                       14,909,797      23,429,664      21,474,164      12,564,696

NET ASSET VALUE PER SHARE           $8.08           $6.40           $7.91           $8.06
==========================================================================================

                             INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                             SOCIAL CHOICE       BOND        MONEY MARKET
                              EQUITY FUND        FUND            FUND
---------------------------  ---------------------------------------------
ASSETS
  Portfolio investments, at
    cost                      $33,042,301    $379,552,106     $35,078,344
  Net unrealized
    appreciation
    (depreciation) of
    portfolio investments      (6,564,863)      9,429,589              --
--------------------------------------------------------------------------
  Portfolio investments, at
    value                      26,477,438     388,981,695      35,078,344
  Cash                              1,822          50,761             591
  Receivable from
    securities transactions            --       5,641,482              --
  Receivable for Fund
    shares sold                    51,352          89,147          49,733
  Dividends and interest
    receivable                     24,707       2,981,919          14,082
  Due from investment
    advisor                        23,337              --          35,716
--------------------------------------------------------------------------
    TOTAL ASSETS               26,578,656     397,745,004      35,178,466
--------------------------------------------------------------------------
LIABILITIES
  Accrued expenses                115,482         126,940         129,282
  Payable for
    securities transactions            --      92,222,410              --
  Payable for Fund shares
    redeemed                           --         242,533          10,094
  Income distribution
    payable                         3,574         607,702           2,185
  Due to investment advisor            --           4,215              --
--------------------------------------------------------------------------
    TOTAL LIABILITIES             119,056      93,203,800         141,561
--------------------------------------------------------------------------
NET ASSETS                    $26,459,600    $304,541,204     $35,036,905
==========================================================================
NET ASSETS CONSIST OF:
  Paid in capital             $32,877,763    $289,617,094     $35,036,610
  Accumulated undistributed
    (overdistributed) net
    investment income             236,553          (4,384)             21
  Accumulated undistributed
    net realized gain
    (loss) on total
    investments                   (89,853)      5,498,905             274
  Accumulated net
    unrealized appreciation
    (depreciation) on total
    investments                (6,564,863)      9,429,589              --
--------------------------------------------------------------------------
NET ASSETS                    $26,459,600    $304,541,204     $35,036,905
==========================================================================
Outstanding shares of
  beneficial interest,
  unlimited shares
  authorized ($.0001 par
  value)                        3,293,412      28,786,942      35,036,610
NET ASSET VALUE PER SHARE           $8.03          $10.58           $1.00
==========================================================================

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  81

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended September 30, 2001

                              INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                              INTERNATIONAL   GROWTH EQUITY     GROWTH &      EQUITY INDEX    SOCIAL CHOICE       BOND
                               EQUITY FUND        FUND         INCOME FUND        FUND         EQUITY FUND        FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                    $    140,674    $    142,022    $    181,475    $     57,865     $    14,966     $14,120,806
  Dividends                      1,883,392         729,159       1,455,413         986,447         356,799          12,544
  Foreign taxes withheld          (209,776)         (2,526)         (9,499)           (129)         (1,466)             --
---------------------------------------------------------------------------------------------------------------------------
    Total income                 1,814,290         868,655       1,627,389       1,044,183         370,299      14,133,350
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
  Investment management fees       272,038         333,725         282,856         138,133          53,985         411,567
  Custody and administration       143,763         143,763         143,763         143,763         143,763         143,763
  Audit and legal                   32,000          32,000          29,000          34,000          27,000          23,000
  Shareholder servicing             18,000          18,000          18,000          18,000          18,000          18,000
  Printing                          13,416          18,524          14,161          11,453           5,231          26,253
  Registration                      38,778          45,071          46,378          40,115          23,339          67,665
  Trustee fees and expenses            844           1,212             819             658             319           1,614
  Other                              3,663           3,914           3,699           3,566           3,258           4,296
---------------------------------------------------------------------------------------------------------------------------
  Total expenses before fee
    waiver and expense
    reimbursement                  522,502         596,209         538,676         389,688         274,895         696,158
    Less investment
      management fees waived
      by the investment
      advisor (see Note 3)          90,679         101,568          86,087          53,718          19,889         114,324
    Less expenses reimbursed
      by the investment
      advisor (see Note 3)         139,648         175,415         182,026         205,505         203,862         147,408
---------------------------------------------------------------------------------------------------------------------------
    Net expenses                   292,175         319,226         270,563         130,465          51,144         434,426
---------------------------------------------------------------------------------------------------------------------------
  Net investment income          1,522,115         549,429       1,356,826         913,718         319,155      13,698,924
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  TOTAL INVESTMENTS
  Realized gain (loss) on:
    Portfolio investments      (18,514,669)    (31,105,056)    (17,644,624)     (1,198,395)        (68,855)      7,112,987
    Foreign currency
      transactions                 (27,208)         (9,468)            743              --              --              --
---------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
    on total investments       (18,541,877)    (31,114,524)    (17,643,881)     (1,198,395)        (68,855)      7,112,987
---------------------------------------------------------------------------------------------------------------------------
  Change in unrealized
    appreciation
    (depreciation) on:
    Portfolio investments      (23,533,582)    (59,046,114)    (25,844,148)    (25,155,447)     (8,733,931)      7,653,032
    Translations of assets
      (other than portfolio
      investments) and
      liabilities
      denominated in foreign
      currencies                    15,242           2,253            (455)             --              --              --
---------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
    appreciation
    (depreciation) on total
    investments                (23,518,340)    (59,043,861)    (25,844,603)    (25,155,447)     (8,733,931)      7,653,032
---------------------------------------------------------------------------------------------------------------------------
  Net realized and
    unrealized gain (loss)
    on total investments       (42,060,217)    (90,158,385)    (43,488,484)    (26,353,842)     (8,802,786)     14,766,019
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS             $(40,538,102)   $(89,608,956)   $(42,131,658)   $(25,440,124)    $(8,483,631)    $28,464,943
===========================================================================================================================

                              INSTITUTIONAL
                              MONEY MARKET
                                  FUND
----------------------------  -------------
INVESTMENT INCOME
  Interest                     $1,579,829
  Dividends                            --
  Foreign taxes withheld               --
-------------------------------------------
    Total income                1,579,829
-------------------------------------------
EXPENSES
  Investment management fees       46,735
  Custody and administration      143,763
  Audit and legal                  23,000
  Shareholder servicing            18,000
  Printing                         10,962
  Registration                     45,284
  Trustee fees and expenses           554
  Other                             3,541
-------------------------------------------
  Total expenses before fee
    waiver and expense
    reimbursement                 291,839
    Less investment
      management fees waived
      by the investment
      advisor (see Note 3)         15,578
    Less expenses reimbursed
      by the investment
      advisor (see Note 3)        226,408
-------------------------------------------
    Net expenses                   49,853
-------------------------------------------
  Net investment income         1,529,976
-------------------------------------------
NET REALIZED AND UNREALIZED
  TOTAL INVESTMENTS
  Realized gain (loss) on:
    Portfolio investments             274
    Foreign currency
      transactions                     --
-------------------------------------------
  Net realized gain (loss)
    on total investments              274
-------------------------------------------
  Change in unrealized
    appreciation
    (depreciation) on:
    Portfolio investments              --
    Translations of assets
      (other than portfolio
      investments) and
      liabilities
      denominated in foreign
      currencies                       --
-------------------------------------------
  Net change in unrealized
    appreciation
    (depreciation) on total
    investments                        --
-------------------------------------------
  Net realized and
    unrealized gain (loss)
    on total investments              274
-------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS              $1,530,250
===========================================

82  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                    STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------
For the Year Ended September 30, 2001

                                       INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                       INTERNATIONAL   GROWTH EQUITY     GROWTH &      EQUITY INDEX    SOCIAL CHOICE
                                        EQUITY FUND        FUND         INCOME FUND        FUND         EQUITY FUND
--------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase (decrease) in net
    assets resulting from operations   $ (40,538,102)  $ (89,608,956)  $ (42,131,658)  $(25,440,124)    $(8,483,631)
  Adjustments to reconcile net
    increase (decrease) in net assets
    resulting from operations to net
    cash used in operating
    activities:
    Purchases of long term securities   (154,184,059)   (158,623,967)   (187,392,308)   (78,582,948)     (7,420,591)
    Proceeds from sales of long-term
      securities                          78,178,259      49,007,740      50,762,276      5,514,833       1,403,741
    Purchases of short-term
      investments-net                     (3,470,720)     (1,018,986)    (11,550,083)    (1,382,551)       (145,019)
    Increase in receivables                 (218,810)        (44,258)       (110,404)      (196,830)        (27,550)
    Increase (decrease) in payables          (25,579)        (20,389)         23,771         24,096             305
    Net realized (gain) loss on total
      investments                         18,541,877      31,114,524      17,643,881      1,198,395          68,855
    Unrealized (appreciation)
      depreciation on total
      investments                         23,518,340      59,043,861      25,844,603     25,155,447       8,733,931
--------------------------------------------------------------------------------------------------------------------
    Net cash used in operating
      activities                         (78,198,794)   (110,150,431)   (146,909,922)   (73,709,682)     (5,869,959)
--------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold          79,848,182     116,618,013     150,598,320     94,382,535       9,498,001
  Payments for Fund shares redeemed       (6,183,862)     (9,415,900)     (6,160,734)   (22,544,963)     (3,742,906)
  Cash distributions paid                 (2,324,426)     (1,081,281)     (1,114,136)      (247,797)       (121,951)
  Exchanges among the Funds-net            5,992,251       3,532,700       3,512,951      2,120,000              --
  Proceeds from the financing of
    dollar roll transactions-net                  --              --              --             --              --
--------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing
      activities                          77,332,145     109,653,532     146,836,401     73,709,775       5,633,144
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in cash                 (866,649)       (496,899)        (73,521)            93        (236,815)

CASH
  Beginning of year                        1,107,453         502,816         254,258            619         238,637
--------------------------------------------------------------------------------------------------------------------
  End of year                          $     240,804   $       5,917   $     180,737   $        712     $     1,822
====================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

Noncash financing activities not
  included above:
    Reinvestment of distributions      $   1,611,568   $   2,502,728   $   1,509,268   $    732,422     $   674,014
                                       =============   =============   =============   ============     ===========

                                        INSTITUTIONAL    INSTITUTIONAL
                                            BOND         MONEY MARKET
                                            FUND             FUND
----------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase (decrease) in net
    assets resulting from operations   $    28,464,943   $  1,530,250
  Adjustments to reconcile net
    increase (decrease) in net assets
    resulting from operations to net
    cash used in operating
    activities:
    Purchases of long term securities     (707,992,099)            --
    Proceeds from sales of long-term
      securities                           601,729,379             --
    Purchases of short-term
      investments-net                      (31,902,759)    (9,664,828)
    Increase in receivables                 (1,457,221)       (49,886)
    Increase (decrease) in payables            (27,122)        19,150
    Net realized (gain) loss on total
      investments                           (7,112,987)          (274)
    Unrealized (appreciation)
      depreciation on total
      investments                           (7,653,032)            --
---------------------------------------------------------------------
    Net cash used in operating
      activities                          (125,950,898)    (8,165,588)
---------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold           163,178,155     28,611,444
  Payments for Fund shares redeemed        (18,940,917)   (19,436,590)
  Cash distributions paid                   (4,525,257)      (277,745)
  Exchanges among the Funds-net            (14,425,900)      (732,002)
  Proceeds from the financing of
    dollar roll transactions-net               710,781             --
---------------------------------------------------------------------
    Net cash provided by financing
      activities                           125,996,862      8,165,107
---------------------------------------------------------------------
Increase (decrease) in cash                     45,964           (481)
CASH
  Beginning of year                              4,797          1,072
---------------------------------------------------------------------
  End of year                          $        50,761   $        591
=====================================================================
SUPPLEMENTAL DISCLOSURE OF CASH FLOW
Noncash financing activities not
  included above:
    Reinvestment of distributions      $    10,996,775   $  1,285,659
                                       ===============   ============

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  83

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                       INSTITUTIONAL INTERNATIONAL EQUITY FUND   INSTITUTIONAL GROWTH EQUITY FUND
                                       ---------------------------------------   ---------------------------------
                                          FOR THE YEARS ENDED SEPTEMBER 30,      FOR THE YEARS ENDED SEPTEMBER 30,
                                       ---------------------------------------   ---------------------------------
                                              2001                 2000               2001              2000
------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS

OPERATIONS:
  Net investment income                   $  1,522,115         $    501,056       $    549,429      $    239,849
  Net realized gain (loss) on total
    investments                            (18,541,877)           2,850,571        (31,114,524)        2,283,089
  Net change in unrealized
    appreciation (depreciation) on
    total investments                      (23,518,340)          (2,810,280)       (59,043,861)        3,698,280
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from
    operations                             (40,538,102)             541,347        (89,608,956)        6,221,218
------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                  (277,626)            (126,361)          (289,068)          (82,981)
  From realized gains                       (3,658,368)            (185,381)        (3,294,941)               --
------------------------------------------------------------------------------------------------------------------
    Total distributions                     (3,935,994)            (311,742)        (3,584,009)          (82,981)
------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:
  Seed money redemptions by TIAA                    --          (34,570,860)                --       (23,534,531)
  Subscriptions                             79,649,233           91,670,791        116,503,256       122,326,892
  Reinvestment of distributions              1,611,568              221,913          2,502,728            30,391
  Exchanges among the Funds, net             5,992,251               (6,500)         3,532,700          (719,755)
  Redemptions                               (6,183,862)          (1,176,515)        (9,894,281)       (4,246,684)
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      shareholder transactions              81,069,190           56,138,829        112,644,403        93,856,313
------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)
      in net assets                         36,595,094           56,368,434         19,451,438        99,994,550

NET ASSETS
  Beginning of year                         83,840,597           27,472,163        130,529,221        30,534,671
------------------------------------------------------------------------------------------------------------------
  End of year                             $120,435,691         $ 83,840,597       $149,980,659      $130,529,221
==================================================================================================================

CHANGE IN FUND SHARES:
  Shares outstanding, beginning of
    year                                     6,682,802            2,576,163         10,403,989         3,010,648
------------------------------------------------------------------------------------------------------------------
  Seed shares redeemed by TIAA                      --           (2,447,303)                --        (2,124,149)
  Shares sold                                8,015,350            6,617,983         13,464,829         9,906,656
  Shares issued in reinvestment
    of distributions                           144,535               15,694            256,427             2,487
  Shares exchanged among the Funds,
    net                                        671,917                 (464)           433,439           (55,833)
  Shares redeemed                             (604,807)             (79,271)        (1,129,020)         (335,820)
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in shares
    outstanding                              8,226,995            4,106,639         13,025,675         7,393,341
------------------------------------------------------------------------------------------------------------------
  Shares outstanding,
    end of year                             14,909,797            6,682,802         23,429,664        10,403,989
==================================================================================================================

                                       INSTITUTIONAL GROWTH & INCOME FUND
                                       -----------------------------------
                                        FOR THE YEARS ENDED SEPTEMBER 30,
                                       -----------------------------------
                                             2001               2000
-------------------------------------  -----------------------------------
CHANGE IN NET ASSETS
OPERATIONS:
  Net investment income                  $  1,356,826       $    390,026
  Net realized gain (loss) on total
    investments                           (17,643,881)           972,533
  Net change in unrealized
    appreciation (depreciation) on
    total investments                     (25,844,603)         2,608,756
--------------------------------------------------------------------------
  Net increase (decrease) from
    operations                            (42,131,658)         3,971,315
--------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income               (1,281,419)          (371,402)
  From realized gains                      (1,530,774)           (12,663)
--------------------------------------------------------------------------
    Total distributions                    (2,812,193)          (384,065)
--------------------------------------------------------------------------
SHAREHOLDER TRANSACTIONS:
  Seed money redemptions by TIAA                   --        (21,520,715)
  Subscriptions                           150,628,713         59,395,493
  Reinvestment of distributions             1,509,268            165,835
  Exchanges among the Funds, net            3,512,951                 --
  Redemptions                              (6,160,884)        (1,468,556)
--------------------------------------------------------------------------
    Net increase (decrease) from
      shareholder transactions            149,490,048         36,572,057
--------------------------------------------------------------------------
    Total increase (decrease)
      in net assets                       104,546,197         40,159,307
NET ASSETS
  Beginning of year                        65,333,554         25,174,247
--------------------------------------------------------------------------
  End of year                            $169,879,751       $ 65,333,554
==========================================================================
CHANGE IN FUND SHARES:
  Shares outstanding, beginning of
    year                                    5,812,170          2,580,060
--------------------------------------------------------------------------
  Seed shares redeemed by TIAA                     --         (1,926,290)
  Shares sold                              15,754,942          5,274,124
  Shares issued in reinvestment
    of distributions                          157,818             14,720
  Shares exchanged among the Funds,
    net                                       379,849                 --
  Shares redeemed                            (630,615)          (130,444)
--------------------------------------------------------------------------
  Net increase (decrease) in shares
    outstanding                            15,661,994          3,232,110
--------------------------------------------------------------------------
  Shares outstanding,
    end of year                            21,474,164          5,812,170
==========================================================================

84  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            INSTITUTIONAL SOCIAL CHOICE
     INSTITUTIONAL EQUITY INDEX FUND                EQUITY FUND                   INSTITUTIONAL BOND FUND
    ----------------------------------   ---------------------------------   ---------------------------------
    FOR THE YEARS ENDED SEPTEMBER 30,    FOR THE YEARS ENDED SEPTEMBER 30,   FOR THE YEARS ENDED SEPTEMBER 30,
    ----------------------------------   ---------------------------------   ---------------------------------
          2001              2000              2001              2000              2001              2000
--------------------------------------------------------------------------------------------------------------

      $    913,718       $   419,792       $   319,155       $   278,462      $ 13,698,924      $  6,240,784
        (1,198,395)          316,102           (68,855)          489,846         7,112,987           609,917
       (25,155,447)        4,459,630        (8,733,931)        2,612,744         7,653,032         1,836,864
--------------------------------------------------------------------------------------------------------------
       (25,440,124)        5,195,524        (8,483,631)        3,381,052        28,464,943         8,687,565
--------------------------------------------------------------------------------------------------------------

          (480,250)         (175,687)         (293,110)         (161,141)      (13,709,958)       (6,234,537)
          (499,969)          (71,349)         (506,429)               --        (2,214,391)           (3,498)
--------------------------------------------------------------------------------------------------------------
          (980,219)         (247,036)         (799,539)         (161,141)      (15,924,349)       (6,238,035)
--------------------------------------------------------------------------------------------------------------

       (18,000,833)       (9,483,000)         (928,000)       (3,563,000)       (6,640,212)      (18,182,000)
        95,686,753        31,530,370         7,004,254         4,880,222       162,915,516       135,365,023
           732,422           232,334           674,014           155,937        10,996,775         4,731,169
         2,120,000                --                --                --       (14,425,900)          102,855
        (4,540,185)         (622,421)         (314,906)         (116,409)      (12,542,846)       (3,123,160)
--------------------------------------------------------------------------------------------------------------
        75,998,157        21,657,283         6,435,362         1,356,750       140,303,333       118,893,887
--------------------------------------------------------------------------------------------------------------
        49,577,814        26,605,771        (2,847,808)        4,576,661       152,843,927       121,343,417

        51,669,453        25,063,682        29,307,408        24,730,747       151,697,277        30,353,860
--------------------------------------------------------------------------------------------------------------
      $101,247,267       $51,669,453       $26,459,600       $29,307,408      $304,541,204      $151,697,277
==============================================================================================================

         4,544,880         2,567,842         2,627,223         2,508,015        15,112,620         3,043,968
--------------------------------------------------------------------------------------------------------------
        (1,651,331)         (840,632)          (89,976)         (319,617)         (661,706)       (1,811,796)
         9,842,995         2,851,685           726,321           435,297        15,878,976        13,707,223
            71,806            20,931            66,340            14,074         1,071,294           477,968
           219,560                --                --                --        (1,281,262)           10,338
          (463,214)          (54,946)          (36,496)          (10,546)       (1,332,980)         (315,081)
--------------------------------------------------------------------------------------------------------------
         8,019,816         1,977,038           666,189           119,208        13,674,322        12,068,652
--------------------------------------------------------------------------------------------------------------
        12,564,696         4,544,880         3,293,412         2,627,223        28,786,942        15,112,620
==============================================================================================================


      INSTITUTIONAL MONEY MARKET FUND
     ---------------------------------
     FOR THE YEARS ENDED SEPTEMBER 30,
     ---------------------------------
          2001              2000
---  ---------------------------------
      $  1,529,976      $  1,528,544
               274                21
                --                --
--------------------------------------
         1,530,250         1,528,565
--------------------------------------
        (1,529,976)       (1,528,544)
                --                --
--------------------------------------
        (1,529,976)       (1,528,544)
--------------------------------------
        (4,768,635)      (21,361,000)
        28,636,704        27,392,621
         1,285,659         1,218,438
          (732,002)          623,400
       (14,677,607)       (7,959,133)
--------------------------------------
         9,744,119           (85,674)
--------------------------------------
         9,744,393           (85,653)
        25,292,512        25,378,165
--------------------------------------
      $ 35,036,905      $ 25,292,512
======================================
        25,292,491        25,378,165
--------------------------------------
        (4,768,635)      (21,361,000)
        28,636,704        27,392,621
         1,285,659         1,218,438
          (732,002)          623,400
       (14,677,607)       (7,959,133)
--------------------------------------
         9,744,119           (85,674)
--------------------------------------
        35,036,610        25,292,491
======================================

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  85

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                    INSTITUTIONAL INTERNATIONAL EQUITY FUND                INSTITUTIONAL GROWTH EQUITY FUND
                                ------------------------------------------------   ------------------------------------------------
                                                                 FOR THE PERIOD                                     FOR THE PERIOD
                                                                 JUNE 14, 1999                                      JUNE 14, 1999
                                FOR THE YEAR    FOR THE YEAR    (COMMENCEMENT OF   FOR THE YEAR    FOR THE YEAR    (COMMENCEMENT OF
                                    ENDED           ENDED        OPERATIONS) TO        ENDED           ENDED        OPERATIONS) TO
                                SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,     SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,
                                    2001            2000            1999(a)            2001            2000            1999(a)
-----------------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA

 Net asset value, beginning of
   period                           $12.55          $10.66           $10.00            $12.55          $10.14           $10.00
-----------------------------------------------------------------------------------------------------------------------------------
 Gain (loss) from
   investment operations:
   Net investment income              0.10            0.07             0.04              0.02            0.03             0.02
   Net realized and unrealized
     gain (loss) on
     investments                     (4.06)           1.94             0.62             (5.90)           2.40             0.12
-----------------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from
     investment operations           (3.96)           2.01             0.66             (5.88)           2.43             0.14
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions from:
   Net investment income             (0.04)          (0.05)              --             (0.02)          (0.02)              --
   Net realized gains                (0.47)          (0.07)              --             (0.25)             --               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions               (0.51)          (0.12)              --             (0.27)          (0.02)              --
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
   end of period                     $8.08          $12.55           $10.66             $6.40          $12.55           $10.14
===================================================================================================================================

TOTAL RETURN                        (32.63)%         18.58%            6.60%           (47.57)%         24.01%            1.40%

RATIOS AND SUPPLEMENTAL DATA

 Net assets at end of period
   (in thousands)                 $120,436         $83,841          $27,472          $149,981        $130,529          $30,535
 Ratio of expenses to average
   net assets before expense
   waiver and reimbursement           0.52%           0.70%            0.39%             0.41%           0.56%            0.35%
 Ratio of expenses to average
   net assets after expense
   waiver and reimbursement           0.29%           0.29%            0.09%             0.22%           0.22%            0.07%
 Ratio of net investment
   income to average net
   assets                             1.51%           0.94%            0.45%             0.38%           0.30%            0.20%
 Portfolio turnover rate             77.83%         105.37%           21.35%            34.44%          56.67%           21.08%
===================================================================================================================================

(a) The percentages shown for this period are not annualized.

                                       INSTITUTIONAL GROWTH & INCOME FUND
                                ------------------------------------------------
                                                                 FOR THE PERIOD
                                                                 JUNE 14, 1999
                                FOR THE YEAR    FOR THE YEAR    (COMMENCEMENT OF
                                    ENDED           ENDED        OPERATIONS) TO
                                SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,
                                    2001            2000            1999(a)
------------------------------  ------------------------------------------------
SELECTED PER SHARE DATA
 Net asset value, beginning of
   period                           $11.24           $9.76           $10.00
 --------------------------------------------------------------------------------
Gain (loss) from
   investment operations:
   Net investment income              0.09            0.10             0.04
   Net realized and unrealized
     gain (loss) on
     investments                     (3.15)           1.49            (0.25)
--------------------------------------------------------------------------------
   Total gain (loss) from
     investment operations           (3.06)           1.59            (0.21)
--------------------------------------------------------------------------------
 Less distributions from:
   Net investment income             (0.09)          (0.10)           (0.03)
   Net realized gains                (0.18)          (0.01)              --
--------------------------------------------------------------------------------
   Total distributions               (0.27)          (0.11)           (0.03)
--------------------------------------------------------------------------------
 Net asset value,
   end of period                     $7.91          $11.24            $9.76
================================================================================
TOTAL RETURN                        (27.66)%         16.18%           (2.05)%
RATIOS AND SUPPLEMENTAL DATA
 Net assets at end of period
   (in thousands)                 $169,880         $65,334          $25,174
 Ratio of expenses to average
   net assets before expense
   waiver
   and reimbursement                  0.44%           0.78%            0.38%
 Ratio of expenses to average
   net assets after expense
   waiver
   and reimbursement                  0.22%           0.22%            0.07%
 Ratio of net investment
   income to average net
   assets                             1.10%           1.02%            0.36%
 Portfolio turnover rate             49.56%          37.95%           10.95%
================================================================================
(a) The percentages shown for

86  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
                                         See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

             INSTITUTIONAL EQUITY INDEX FUND                 INSTITUTIONAL SOCIAL CHOICE EQUITY FUND
    -------------------------------------------------   -------------------------------------------------
                                     FOR THE PERIOD                                      FOR THE PERIOD
                                      JUNE 14, 1999                                       JUNE 14, 1999
    FOR THE YEAR    FOR THE YEAR      (COMMENCEMENT     FOR THE YEAR    FOR THE YEAR      (COMMENCEMENT
        ENDED           ENDED       OF OPERATIONS) TO       ENDED           ENDED       OF OPERATIONS) TO
    SEPTEMBER 30,   SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,   SEPTEMBER 30,     SEPTEMBER 30,
        2001            2000             1999(a)            2001            2000             1999(a)
---------------------------------------------------------------------------------------------------------

        $11.37           $9.76            $10.00            $11.16           $9.86            $10.00
---------------------------------------------------------------------------------------------------------
          0.09            0.10              0.04              0.10            0.11              0.04
         (3.20)           1.61             (0.28)            (2.94)           1.25             (0.18)
---------------------------------------------------------------------------------------------------------
         (3.11)           1.71             (0.24)            (2.84)           1.36             (0.14)
---------------------------------------------------------------------------------------------------------
         (0.10)          (0.07)               --             (0.11)          (0.06)               --
         (0.10)          (0.03)               --             (0.18)             --                --
---------------------------------------------------------------------------------------------------------
         (0.20)          (0.10)               --             (0.29)          (0.06)               --
---------------------------------------------------------------------------------------------------------
         $8.06         $ 11.37           $  9.76           $  8.03         $ 11.16           $  9.86
=========================================================================================================
        (27.71)%         17.49%            (2.40)%          (25.99)%         13.84%            (1.40)%

      $101,247         $51,669           $25,064           $26,460         $29,307           $24,731
         0.51%            0.71%             0.36%             0.97%           0.90%             0.37%
         0.17%            0.17%             0.05%             0.18%           0.18%             0.05%
         1.19%            1.04%             0.39%             1.12%           1.00%             0.37%
         7.19%           11.58%             9.51%             4.96%          16.22%             0.06%
=========================================================================================================

                  INSTITUTIONAL BOND FUND                         INSTITUTIONAL MONEY MARKET FUND
     -------------------------------------------------   -------------------------------------------------
                                      FOR THE PERIOD                                      FOR THE PERIOD
                                       JUNE 14, 1999                                       JUNE 14, 1999
     FOR THE YEAR    FOR THE YEAR      (COMMENCEMENT     FOR THE YEAR    FOR THE YEAR      (COMMENCEMENT
         ENDED           ENDED       OF OPERATIONS) TO       ENDED           ENDED       OF OPERATIONS) TO
     SEPTEMBER 30,   SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,   SEPTEMBER 30,     SEPTEMBER 30,
         2001            2000             1999(a)            2001            2000             1999(a)
---  -----------------------------------------------------------------------------------------------------
         $10.04           $9.97            $10.00             $1.00           $1.00             $1.00
---------------------------------------------------------------------------------------------------------
           0.61            0.61              0.17              0.05            0.06              0.02
           0.67            0.07             (0.03)               --              --                --
---------------------------------------------------------------------------------------------------------
           1.28            0.68              0.14              0.05            0.06              0.02
---------------------------------------------------------------------------------------------------------
          (0.61)          (0.61)            (0.17)            (0.05)          (0.06)            (0.02)
          (0.13)             --                --                --              --                --
---------------------------------------------------------------------------------------------------------
          (0.74)          (0.61)            (0.17)            (0.05)          (0.06)            (0.02)
---------------------------------------------------------------------------------------------------------
       $  10.58        $  10.04           $  9.97           $  1.00         $  1.00           $  1.00
=========================================================================================================
          13.21%           7.07%             1.42%             5.16%           6.19%             1.51%
       $304,541        $151,697           $30,354           $35,037         $25,293           $25,378
           0.30%           0.48%             0.35%             0.94%           0.91%             0.36%
           0.19%           0.19%             0.06%             0.16%           0.16%             0.05%
           5.99%           6.59%             1.77%             4.91%           6.00%             1.52%
         266.50%         301.93%           173.31%              n/a             n/a               n/a
=========================================================================================================

See notes to financial statements
               2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  87

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1. ORGANIZATION

TIAA-CREF Institutional Mutual Funds is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds currently consist of seven series (each referred to as a "Fund").

The Funds commenced operations on June 14, 1999 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA") of $25,000,000 in each Fund. During 1999, TIAA began to withdraw its seed money from the Funds. The following table summarizes the activity in the Fund shares owned by TIAA during the year ended September 30, 2001:

                                                                                    VALUE OF SHARES
                                 SHARES     VALUE OF SHARES     SHARES HELD AT          HELD AT
                                WITHDRAWN      WITHDRAWN      SEPTEMBER 30, 2001   SEPTEMBER 30, 2001
                                ---------   ---------------   ------------------   ------------------
Institutional Equity Index
  Fund                          1,651,331     $18,000,833                --           $        --
Institutional Social Choice
  Equity Fund                      89,976         928,000         2,094,467            16,818,570
Institutional Bond Fund           661,706       6,640,212                --                    --
Institutional Money Market
  Fund                          4,768,635       4,768,635                --                    --

On July 1, 1999 the Funds began to offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. ("TPIS"), which is a wholly-owned, indirect subsidiary of TIAA. The Funds are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition savings plans, who have entered into a contract with an affiliate of TIAA. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. ("Advisors"), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the financial statements. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For Funds other than the Institutional Money Market Fund, money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. For the Institutional Money Market Fund, securities are valued using the amortized cost method, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant rate of amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are based on the specific identification method for both financial statement and federal income tax purposes. Interest income is recognized on the accrual basis, and discounts and premiums are amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, except for certain foreign dividends, which are recorded as the Funds are informed of the ex-dividend date.

88  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period a Fund forgoes principal and interest paid on the securities. The Funds record dollar rolls as financing transactions. Dollar rolls can enhance a Fund's return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Institutional Bond Fund results in borrowing by this Fund requiring the presentation of a statement of cash flows. Although not required under accounting principles generally accepted in the United States, a statement of cash flows for the other six Funds is also presented.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: The records of the Funds are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated. The price and interest rate of such securities are fixed at trade date. For when-issued purchases, a Fund does not earn interest on such security until settlement date.

RESTRICTED SECURITIES: Restricted securities held by the Funds, which are identified in the accompanying statements of investments, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Institutional International Equity, Institutional Growth Equity, Institutional Equity Index and Institutional Social Choice Equity Funds are declared and paid annually; for the Institutional Growth & Income Fund are declared and paid quarterly; for the Institutional Bond Fund are declared and paid monthly; and for the Institutional Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code") and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year. At September 30, 2001, the Institutional International Equity, Institutional Growth & Income and Institutional Social Choice Equity Funds have capital loss carryovers of $243,300, $38,200 and $11,900, respectively, which will begin to expire in 2009.

                2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 89

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Continued)

NOTE 3. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund at least until July 1, 2006. As a result, during such waiver period, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                                    INVESTMENT                INVESTMENT
                                                  MANAGEMENT FEE            MANAGEMENT FEE
                                                  BEFORE WAIVER    WAIVER    AFTER WAIVER
                                                  --------------   ------   --------------
Institutional International Equity Fund                0.27%        0.09%        0.18%
Institutional Growth Equity Fund                       0.23%        0.07%        0.16%
Institutional Growth & Income Fund                     0.23%        0.07%        0.16%
Institutional Equity Index Fund                        0.18%        0.07%        0.11%
Institutional Social Choice Equity Fund                0.19%        0.07%        0.12%
Institutional Bond Fund                                0.18%        0.05%        0.13%
Institutional Money Market Fund                        0.15%        0.05%        0.10%

Advisors has also entered into a reimbursement agreement with the Funds, which will remain in effect at least until July 1, 2006. Under the terms of the agreement, Advisors has agreed to reimburse the Funds so that the non-investment management fee expenses of the Funds do not exceed, on an annual basis, 0.06% of the average daily net assets of each of the Funds, with the exception of the Institutional International Equity Fund, where Advisors has agreed to reimburse the Fund so that its non-investment management fee expenses do not exceed, on an annual basis, 0.11% of the Fund's average daily net assets.

NOTE 4. INVESTMENTS

At September 30, 2001, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                                    NET UNREALIZED
                                              GROSS UNREALIZED   GROSS UNREALIZED    APPRECIATION
                                                APPRECIATION       DEPRECIATION     (DEPRECIATION)
                                              ----------------   ----------------   --------------
Institutional International Equity Fund          $1,371,349        $26,212,481       $(24,841,132)
Institutional Growth Equity Fund                  3,044,452         57,433,319        (54,388,867)
Institutional Growth & Income Fund                3,718,168         27,571,050        (23,852,882)
Institutional Equity Index Fund                   3,896,959         25,359,151        (21,462,192)
Institutional Social Choice Equity Fund           1,664,538          8,229,401         (6,564,863)
Institutional Bond Fund                           9,505,883             76,294          9,429,589

Purchases and sales of securities, other than short-term money market instruments, for the Funds, other than the Institutional Money Market Fund, for the year ended September 30, 2001, were as follows:

                                     NON-                         NON-
                                  GOVERNMENT     GOVERNMENT    GOVERNMENT     GOVERNMENT
                                  PURCHASES      PURCHASES        SALES         SALES
                                 ------------   ------------   -----------   ------------
Institutional International
  Equity Fund                    $153,417,950   $         --   $77,397,412   $         --
Institutional Growth Equity
  Fund                            157,454,492      1,896,204    49,330,994         42,945
Institutional Growth & Income
  Fund                            204,121,573      2,283,748    60,024,732        271,809
Institutional Equity Index Fund    78,816,319        805,851     5,471,417         43,461
Institutional Social Choice
  Equity Fund                       7,381,663         38,928     1,403,741             --
Institutional Bond Fund            91,794,170    641,133,071    56,047,217    530,271,469

90  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Concluded)

NOTE 5. LINE OF CREDIT

The Institutional International Equity, Institutional Growth Equity, Institutional Growth & Income, Institutional Equity Index, and Institutional Social Choice Equity Funds participate in a $2.25 billion unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. Certain accounts/funds of College Retirement Equities Fund, TIAA-CREF Mutual Funds, TIAA-CREF Life Funds, and TIAA Separate Account VA-1, each of which are managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts/funds. Interest associated with any borrowing under the facility will be charged to the borrowing accounts/funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended September 30, 2001, there were no borrowings under this credit facility by the Funds.

In April, 2001, the Institutional Bond Fund established a letter of credit agreement in the amount of $1,000,000 for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the year ended September 30, 2001, there were no borrowings under this agreement.

                2001 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 91

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Important Tax Information (Unaudited)

The following TIAA-CREF Institutional Mutual Funds paid distributions which were designated as being from net long-term capital gains realized by the Funds during the year ended September 30, 2001:

                                                                    AMOUNT
                                                                     PER
                                                  AMOUNT            SHARE
                                                ----------         --------
Institutional International Equity Fund         $1,589,718          $0.205
Institutional Growth Equity Fund                $3,294,941          $0.252
Institutional Growth & Income Fund              $1,066,254          $0.128
Institutional Equity Index Fund                 $  358,745          $0.074

The following TIAA-CREF Institutional Mutual Funds paid distributions during the year ended September 30, 2001 from ordinary income that in whole or in part qualify for the corporate dividends received deduction. The percentages that qualify are noted below:

Institutional Growth Equity Fund                                     100.00%
Institutional Growth & Income Fund                                    81.25%
Institutional Equity Index Fund                                       86.92%
Institutional Social Choice Equity Fund                               45.37%

The Institutional International Equity Fund received income from foreign sources during the year ended September 30, 2001 of $1,776,935 ($0.119 per share) and paid taxes to foreign countries during the year ended September 30, 2001 of $209,776 ($0.014 per share).

By early 2002, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

92  TIAA-CREF Institutional Mutual Funds 2001 ANNUAL REPORT
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